                                                           File No. 333-43515
                                                                        --------
                                                                        811-1978

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   /X/
      Pre-Effective Amendment No.                                         / /

      Post-Effective Amendment No. 22                                     /X/


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           /X/

      Amendment No. 49                                                    /X/



                           (Exact Name of Registrant)
                        OHIO NATIONAL VARIABLE ACCOUNT A

                               (Name of Depositor)
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
              (Address of Depositor's Principal Executive Offices)
                                One Financial Way
                             Montgomery, Ohio 45242
                         (Depositor's Telephone Number)
                                 (513) 794-6100

                     (Name and Address of Agent for Service)
                       Marc L. Collins, Second Vice President and Counsel
                    The Ohio National Life Insurance Company
                                  P.O. Box 237
                             Cincinnati, Ohio 45201

                                   Notice to:

                               John Blouch, Esq.
                              Dykema Gossett PLLC
                                 Suite 300 West
                               1300 I Street, N.W.
                             Washington, D.C. 20005
Approximate Date of Proposed Public Offering: As soon after the effective date of this registration statement as is practicable.


It is proposed that this filing will become effective (check appropriate space):

      ___     immediately upon filing pursuant to paragraph (b) of Rule 485


      _x_     on April 29, 2005 pursuant to paragraph (b) of Rule 485


      ___     60 days after filing pursuant to paragraph (a)(1) of Rule 485


      ____     on (date) pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:

              this post-effective amendment designates a new effective date for
      ___     a previously filed post-effective amendment.

                                   PROSPECTUS

                           FLEXIBLE PURCHASE PAYMENT
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                        OHIO NATIONAL VARIABLE ACCOUNT A
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
                               One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (800) 667-3078

This prospectus offers a variable annuity contract allowing you to accumulate values and paying you benefits on a variable and/or fixed basis.

Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the Funds you choose. You cannot be sure that the contract value or annuity payments will equal or exceed your purchase payments.

The variable annuity contracts are designed for:

- annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the "Code"), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

- other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

- individual retirement annuities qualifying for tax-deferred treatment under
  Section 408 or 408A of the Code,

- state and municipal deferred compensation plans and

- non-tax-qualified retirement plans.

Many of the listed qualified retirement plans already benefit from tax-deferral. Therefore, your decision to fund any of the above-listed qualified retirement plans with a deferred annuity should involve an assessment of the other benefits available under this annuity contract.

The minimum initial purchase payment is $5,000 ($2,000 for IRAs). You may make additional payments of at least $500 at any time ($300 for payroll deduction plans). We may limit your total purchase payments to $1,500,000.


You may direct the allocation of your purchase payments to one or more (but not more than 10) subaccounts of Ohio National Variable Account A ("VAA") and/or the Guaranteed Account (if available). VAA is a separate account of The Ohio National Life Insurance Company. The assets of VAA are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., the Dow Target Variable Fund LLC, Dreyfus Variable Investment Fund, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Janus Aspen Series, J.P. Morgan Series Trust II, Lazard Retirement Series, Inc., MFS Variable Insurance Trust, PIMCO Variable Insurance Trust, The Prudential Series Fund, Inc., Royce Capital Fund, Salomon Brothers Variable Series Funds Inc, UBS Series Trust, and Van Kampen Universal Institutional Funds. See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about funds that are not available for these contracts.


You may withdraw all or part of the contract's value before annuity payments begin. You might incur federal income tax penalties for these early withdrawals. We may charge you a surrender charge up to 6% of the amount withdrawn. You may withdraw up to 10% of the contract value each year without this charge. Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.

You may revoke the contract, without penalty, within 10 days of receiving it (or a longer period if required by state law).

KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT SETS FORTH THE INFORMATION ABOUT VAA AND THE VARIABLE ANNUITY CONTRACTS THAT YOU SHOULD KNOW BEFORE INVESTING. ADDITIONAL INFORMATION ABOUT VAA HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2005. WE HAVE INCORPORATED THE STATEMENT OF ADDITIONAL INFORMATION BY REFERENCE. IT IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE BY WRITING OR CALLING US AT THE ABOVE ADDRESS. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION IS ON THE BACK PAGE OF THIS PROSPECTUS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS SHOULD BE ACCOMPANIED BY THE CURRENT FUND PROSPECTUSES.

                                  MAY 1, 2005

FORM 8521

                               TABLE OF CONTENTS


Available Funds...............................      2
Fee Table.....................................      4
  Financial Statements........................      5
Accumulation Unit Values......................      5
  Ohio National Life..........................     16
  Ohio National Variable Account A............     17
  The Funds...................................     17
  Mixed and Shared Funding....................     17
  Voting Rights...............................     18
Distribution of Variable Annuity Contracts....     18
Deductions and Expenses.......................     18
  Surrender Charge............................     18
  Annual Contract Fee.........................     19
  Deduction for Account Expense Fee...........     19
  Deduction for Mortality and Expense Risk
    Fee.......................................     19
  Charges for Optional Benefits...............     20
  Transfer Fee................................     20
  Deduction for State Premium Tax.............     20
  Fund Expenses...............................     20
Description of Variable Annuity Contracts.....     21
  10-Day Free Look............................     21
Accumulation Period...........................     21
  Purchase Payments...........................     21
  Accumulation Units..........................     21
  Crediting Accumulation Units................     21
  Allocation of Purchase Payments.............     21
  Optional Asset Allocation Models............     21
  Accumulation Unit Value and Accumulation
    Value.....................................     22
  Net Investment Factor.......................     22
  Surrender and Withdrawal....................     23
  Transfers among Subaccounts.................     23
  Effective Time for Purchase, Transfer or
    Redemption Orders.........................     25
  Electronic Access...........................     25
  Scheduled Transfers (Dollar Cost
    Averaging)................................     25
  Portfolio Rebalancing.......................     26
  Optional Guaranteed Principal Access
    ("GPA")...................................     26
  Optional Guaranteed Principal Protection
    ("GPP")...................................     28
  Nursing Facility Confinement................     29
  Death Benefit...............................     29
  Guaranteed Account..........................     31
  Ohio National Life Employee Discount........     31
Annuity Period................................     32
  Annuity Payout Date.........................     32
  Annuity Options.............................     32
  Determination of Amount of the First
    Variable Annuity Payment..................     33
  Annuity Units and Variable Payments.........     33
  Transfers During Annuity Payout.............     33
  Optional Guaranteed Minimum Income Benefit
    ("GMIB")..................................     33
Other Contract Provisions.....................     35
  Assignment..................................     35
  Reports and Confirmations...................     35
  Substitution for Fund Shares................     35
  Contract Owner Inquiries....................     35
  Performance Data............................     35
Federal Tax Status............................     36
  Tax-Deferred Annuities......................     37
  Qualified Pension or Profit-Sharing Plans...     38
  Withholding on Annuity Payments.............     38
  Individual Retirement Annuities (IRAs)......     38
IRA Disclosure Statement......................     39
  Free Look Period............................     39
  Eligibility Requirements....................     39
  Contributions and Deductions................     39
  IRA for Non-working Spouse..................     40
  Rollover Contribution.......................     41
  Premature Distributions.....................     41
  Distribution at Retirement..................     41
  Inadequate Distributions -- 50% Tax.........     41
  Death Benefits..............................     42
  Roth IRAs...................................     42
  Savings Incentive Match Plan for Employees
    (SIMPLE)..................................     43
  Reporting to the IRS........................     43
Illustration of IRA Fixed Accumulations.......     43
Statement of Additional Information
  Contents....................................     45


                                AVAILABLE FUNDS

The investment adviser for Ohio National Fund, Inc. and Dow Target Variable Fund LLC is their affiliate, Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.

OHIO NATIONAL FUND, INC.                                                    INVESTMENT ADVISER (SUBADVISER)
Money Market Portfolio                                                      Ohio National Investments, Inc.
Equity Portfolio                                                            (Legg Mason Funds Management, Inc.)
Bond Portfolio                                                              Ohio National Investments, Inc.
Omni Portfolio (an asset allocation fund)                                   (Suffolk Capital Management, LLC)
S&P 500 Index(R) Portfolio                                                  Ohio National Investments, Inc.
International Portfolio                                                     (Federated Global Investment Management Corp.)
International Small Company Portfolio                                       (Federated Global Investment Management Corp.)
Capital Appreciation Portfolio                                              (Jennison Associates LLC)
Discovery (formerly called Small Cap) Portfolio                             (Founders Asset Management LLC)
Aggressive Growth Portfolio                                                 (Janus Capital Management LLC)
Mid Cap Opportunity (formerly Growth & Income) Portfolio                    (RS Investment Management, L.P.)
Capital Growth Portfolio                                                    (Eagle Asset Management, Inc.)
High Income Bond Portfolio                                                  (Federated Investment Management Company)
Blue Chip Portfolio                                                         (Federated Equity Management Company of
                                                                            Pennsylvania)
Small Cap Growth (formerly called Core Growth) Portfolio                    (UBS Global Asset Management (Americas), Inc.)
Nasdaq-100(R) Index Portfolio                                               Ohio National Investments, Inc.


FORM 8521

Bristol Portfolio (large cap stocks)                                  (Suffolk Capital Management, LLC)
Bryton Growth Portfolio (small/mid cap stocks)                        (Suffolk Capital Management, LLC)
U.S. Equity Portfolio                                                 (ICON Advisers, Inc.)
Balanced Portfolio                                                    (ICON Advisers, Inc.)
Covered Call Portfolio                                                (ICON Advisers, Inc.)

THE DOW(SM) TARGET VARIABLE FUND LLC
The Dow Target 10 Portfolios                                          (First Trust Advisors, L.P.)
The Dow Target 5 Portfolios                                           (First Trust Advisors, L.P.)

DREYFUS VARIABLE INVESTMENT FUND (SERVICE SHARES)
Appreciation Portfolio                                                (Fayez Sarofim & Co.)

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (SERVICE CLASS 2)
VIP Contrafund(R) Portfolio (a value fund)                            Fidelity Management & Research Company
VIP MidCap Portfolio                                                  Fidelity Management & Research Company
VIP Growth Portfolio                                                  Fidelity Management & Research Company
VIP Equity-Income Portfolio                                           Fidelity Management & Research Company

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2 SHARES)
Franklin Income Securities Fund                                       Franklin Advisers, Inc.
Franklin Flex Cap Growth Securities Fund                              Franklin Advisers, Inc.
Templeton Foreign Securities Fund                                     Templeton Investment Counsel, LLC

GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs Growth and Income Fund                                  Goldman Sachs Asset Management, L.P.
Goldman Sachs CORESM U.S. Equity Fund                                 Goldman Sachs Asset Management, L.P.
Goldman Sachs Capital Growth Fund                                     Goldman Sachs Asset Management, L.P.

JANUS ASPEN SERIES (SERVICE SHARES)
Large Cap Growth Portfolio                                            Janus Capital Management LLC
International Growth Portfolio                                        Janus Capital Management LLC
Worldwide Growth Portfolio                                            Janus Capital Management LLC
Balanced Portfolio                                                    Janus Capital Management LLC

J.P. MORGAN SERIES TRUST II
JPMorgan Mid Cap Value Portfolio                                      Robert Fleming, Inc.
JPMorgan Small Company Portfolio                                      J.P. Morgan Investment Management Inc.

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Small Cap Portfolio                                 Lazard Asset Management LLC
Lazard Retirement Emerging Markets Portfolio                          Lazard Asset Management LLC
Lazard Retirement International Equity Portfolio                      Lazard Asset Management LLC

Lazard Retirement Equity Portfolio                                    Lazard Asset Management LLC
MFS(R) VARIABLE INSURANCE TRUSTSM (SERVICE CLASS)
MFS Investors Growth Stock Series                                     Massachusetts Financial Services Company
MFS Mid Cap Growth Series                                             Massachusetts Financial Services Company
MFS New Discovery Series                                              Massachusetts Financial Services Company
MFS Total Return Series                                               Massachusetts Financial Services Company

PIMCO VARIABLE INSURANCE TRUST
Real Return Portfolio                                                 Pacific Investment Management Company LLC
Total Return Portfolio                                                Pacific Investment Management Company LLC
Global Bond Portfolio                                                 Pacific Investment Management Company LLC

THE PRUDENTIAL SERIES FUND, INC.
Jennison Portfolio (a growth stock fund)                              Jennison Associates LLC
Jennison 20/20 Focus Portfolio (a value and growth fund)              Jennison Associates LLC

ROYCE CAPITAL FUND
Small-Cap Portfolio                                                   Royce & Associates, LLC
Micro-Cap Portfolio                                                   Royce & Associates, LLC

SALOMON BROTHERS VARIABLE SERIES FUNDS INC
All Cap Fund (formerly named Capital Fund)                            Salomon Brothers Asset Management Inc
Total Return Fund                                                     Salomon Brothers Asset Management Inc
Investors Fund (a value and growth fund)                              Salomon Brothers Asset Management Inc

VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS (CLASS II)
Core Plus Fixed Income (formerly called Fixed Income) Portfolio       Van Kampen*
U.S. Real Estate Portfolio                                            Van Kampen*


* Morgan Stanley Investment Management Inc., the investment adviser to these portfolios, does business in certain instances as Van Kampen.

FORM 8521

                                   FEE TABLE


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES YOU WILL PAY WHEN YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS (FUNDS). STATE PREMIUM TAXES MAY ALSO BE DEDUCTED IF APPLICABLE.



                                                                                                YEARS        CHARGE
CONTRACT OWNER TRANSACTION EXPENSES                                                             -----        ------
Surrender Charge (a percentage of value withdrawn; the                                           1st          6%
percentage varies with the number of years from purchase payments to which values relate)        2nd          6%
                                                                                                 3rd          5%
                                                                                                 4th          4%
                                                                                                 5th          2%
                                                                                                 6th          1%
                                                                                            7th and later     0%



Transfer Fee (currently no charge for the first 12 transfers each contract year)                          $10
Premium Tax (charged upon annuitization)                                   0.5% to 4.0% depending on state
  law
THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES YOU WILL PAY PERIODICALLY WHILE YOU OWN THE CONTRACT, NOT
INCLUDING FUND FEES AND EXPENSES.
Annual Contract Fee (no fee if your contract value exceeds $50,000)                                    $   30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value unless otherwise indicated)
Mortality and Expense Risk Fees                                                                         1.15%
Account Expense Fee                                                                                     0.25%
                                                                                                       ------
Total Separate Account Annual Expenses (without optional added benefits)                                1.40%
OPTIONAL SEPARATE ACCOUNT EXPENSES (*Some of the optional riders are mutually exclusive. See the individual discussion of each rider later in this prospectus)
If you choose any of the optional benefits, the additional charges are made on the contract anniversary.

Optional Annual Stepped-up Death Benefit (percentage of death benefit amount)                           0.25%
Optional Guaranteed Minimum Death Benefit ("GMDB") (percentage of death benefit amount)                 0.25%
Optional Guaranteed Minimum Death Benefit Plus ("GMDB Plus) (percentage of death benefit amount)        0.45%
Optional Enhanced Death Benefit ("GEB")                                                                 0.15%
Additional cost of GEB if you are age 71 to 75 when issued                                              0.15%
Optional Enhanced Death Benefit ("GEB Plus")                                                            0.30%
Additional cost of GEB Plus if you are age 71 to 75 when issued                                         0.30%
Optional Guaranteed Minimum Income Benefit ("GMIB Plus") (percentage of guaranteed income base)         0.55%
Optional Guaranteed Minimum Income Benefit ("GMIB") (percentage of guaranteed income base)              0.45%
Optional Guaranteed Principal Access ("GPA") (8% guarantee)                                             0.50%
Optional Guaranteed Principal Access ("GPA") (7% guarantee)                                             0.40%
Optional Guaranteed Principal Protection ("GPP") (percentage of average annual guaranteed principal
  amount)                                                                                               0.20%
                                                                                                       ------
Total Optional Separate Account Expenses based on contract value                                        1.05%
Total Optional Separate Account Expenses based on death benefit amount                                  0.70%
Total Separate Account Annual Expenses with all optional added benefits at their maximum cost           3.15%
In the event the contract value and death benefit amounts are not the same, the maximum charges would be 1.05% of contract value plus 0.70% of death benefit amount.



THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES INCURRED BY THE FUNDS DURING THE TIME YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.



                                                                                            MINIMUM    MAXIMUM
                                                                                            WITHOUT    WITHOUT
                                                                                            WAIVERS    WAIVERS
                                                                                            -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets, including
  management fees, distribution (12b-1) fees and other Fund operating expenses)             0.40%        3.89%


FORM 8521

EXAMPLE


THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND FUND FEES AND EXPENSES FOR THE MOST EXPENSIVE AVAILABLE FUND. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF PREMIUM TAXES, TYPICALLY CHARGED UPON ANNUITIZATION. IF THE PREMIUM TAXES WERE REFLECTED, THE CHARGES WOULD BE HIGHER. AS INDICATED ABOVE, CERTAIN OPTIONAL EXPENSES ARE CALCULATED ON DEATH BENEFIT AMOUNTS INSTEAD OF CONTRACT VALUE. UNDER SOME CIRCUMSTANCES, THESE CHARGES CALCULATED ON DEATH BENEFIT AMOUNTS COULD BE HIGHER WHEN ASSESSED AS A PERCENTAGE OF THE CONTRACT VALUE. FOR PURPOSES OF THESE EXAMPLES, THE DEATH BENEFIT AMOUNT AND THE CONTRACT VALUE ARE EQUAL.



THE EXAMPLE ASSUMES YOU INVEST $10,000 IN THE CONTRACT FOR THE PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE MAXIMUM FEES AND EXPENSES OF THE MOST EXPENSIVE AVAILABLE FUND ASSUMING NO WAIVERS. THE EXAMPLE ASSUMES YOU HAVE SELECTED ALL THE AVAILABLE OPTIONAL BENEFITS AND THE COSTS FOR THOSE BENEFITS ARE BASED ON CONTRACT VALUES OR DEATH BENEFIT AMOUNTS FOR A CONTRACT EXPERIENCING THE ASSUMED ANNUAL INVESTMENT RETURN OF 5%. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE PERIOD:


                        1 YEAR       3 YEARS      5 YEARS      10 YEARS
                        ------       ------       ------        ------
                        $1,275       $2,640       $3,804        $7,200


(2) IF YOU ANNUITIZE AT THE END OF THE APPLICABLE PERIOD, OR IF YOU DO NOT SURRENDER YOUR CONTRACT:


                        1 YEAR       3 YEARS      5 YEARS      10 YEARS
                        ------       -------      -------      --------
                        $  732       $2,182       $3,620        $7,200


FINANCIAL STATEMENTS

The complete financial statements of VAA and Ohio National Life, including the Independent Registered Public Accounting Firm's Reports for them, are included in the Statement of Additional Information.

                            ACCUMULATION UNIT VALUES

This series of variable annuity contracts began on May 1, 1998. Since then, the following changes have been made to available Funds:

January 6, 1999        The Dow Target Variable Funds added

May 1, 1999            Ohio National Fund International Small Company portfolio and
                       Lazard Retirement Series portfolios added

July 1, 1999           Ohio National Fund Equity portfolio and UBS Series (formerly called Mitchell Hutchins or Brinson Series) portfolios added

January 3, 2000        Ohio National Fund Discovery (formerly called Small Cap) and
                       Aggressive Growth portfolios and Prudential Series fund
                       portfolios added

May 1, 2000            Ohio National Fund Small Cap Growth (formerly called Core
                       Growth) and Nasdaq-100 Index portfolios, Janus Aspen Series
                       Service Shares portfolios, PBHG Technology & Communications portfolio and Fidelity Variable Insurance Products
                       portfolios added; Janus Aspen Series Institutional Shares
                       portfolios and Van Kampen (formerly called Morgan Stanley)
                       Universal Institutional Funds Value and Emerging Markets
                       Debt portfolios discontinued for new contracts

September 15, 2000     UBS Series (formerly called Mitchell Hutchins or Brinson
                       Series) Strategic Income and Small Cap portfolios
                       discontinued for new contracts


FORM 8521


March 19, 2001         Strong Multi Cap Value Fund II (formerly called Strong
                       Schafer Value Fund II) discontinued for new contracts

October 26, 2001       UBS Series (formerly called Mitchell Hutchins or Brinson
                       Series) Growth & Income portfolio discontinued for new
                       contracts; Brinson Growth & Income, Small Cap and Strategic
                       Income portfolios merged into Alliance Variable Products
                       Series Growth & Income, Quasar and Global Bond portfolios, respectively.

November 1, 2001       JPMorgan Mid Cap Value portfolio and MFS Variable Insurance
                       Trust funds added

December 17, 2001      First American Insurance Portfolios ("FAIP") Corporate Bond
                       portfolio replaced Ohio National Fund Strategic Income
                       portfolio, and FAIP Equity Income portfolio replaced Ohio
                       National Fund Relative Value portfolio and Firstar Growth &
                       Income portfolio through mergers

May 1, 2002            Ohio National Fund Bristol and Bryton Growth portfolios
                       added

August 1, 2002         PIMCO Variable Insurance Trust portfolios added

May 1, 2003            Dreyfus Variable Investment Fund Appreciation portfolio and
                       Royce Capital Fund portfolios added; The Dow Target Variable
                       Fund LLC Quarterly portfolios replaced monthly portfolios
                       through mergers, Van Kampen Universal Institutional Funds
                       (Class I) Core Plus Fixed Income and U.S. Real Estate
                       portfolios discontinued for new contracts, and Van Kampen
                       Universal Institutional Funds (Class II) Core Plus Fixed
                       Income and U.S. Real Estate portfolios added for new
                       contracts

October 1, 2003        Fidelity VIP Equity-Income Portfolio added. First American
                       Insurance Portfolios discontinued for new contracts.

May 1, 2004            Ohio National Fund U.S. Equity, Balanced and Covered Call
                       portfolios added; PBHG Technology & Communications portfolio and Strong Variable Insurance Funds discontinued for new
                       contracts.

May 1, 2005            Franklin Templeton Variable Insurance Products Trust funds and Lazard Retirement International Equity Portfolio added.
                       PBHG Technology & Communications Portfolio changed its name to Liberty Ridge Technology and Communications Portfolio.



OHIO NATIONAL FUND:

                                            YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                            DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                            -----------    -----------------    -------------    ---------------
Money Market                                   1998             $10.00             $10.26             141,511
                                               1999              10.26              10.62             777,608
                                               2000              10.62              11.14           1,208,483
                                               2001              11.14              11.41           2,239,859
                                               2002              11.41              11.40           2,430,581
                                               2003              11.40              11.33           1,777,705
                                               2004              11.33              11.28           2,431,771

Equity                                         1999              10.00              10.80           1,959,300
                                               2000              10.80               9.95           4,198,601
                                               2001               9.95               8.98           5,582,578
                                               2002               8.98               7.20           5,614,225
                                               2003               7.20              10.24           6,845,493
                                               2004              10.24              11.36           8,444,254

FORM 8521

                                            YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                            DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                            -----------    -----------------    -------------    ---------------
Bond                                           1998             $10.00             $10.22              31,345
                                               1999              10.22              10.14             176,269
                                               2000              10.14              10.58             386,304
                                               2001              10.58              11.31             786,392
                                               2002              11.31              12.12           1,312,628
                                               2003              12.12              13.21           1,393,108
                                               2004              13.21              13.79           1,912,728

Omni                                           1998              10.00               9.38              19,147
                                               1999               9.38              10.30             192,742
                                               2000              10.30               8.65             262,077
                                               2001               8.65               7.42             253,526
                                               2002               7.42               5.65             260,319
                                               2003               5.65               7.03             327,302
                                               2004               7.03               7.42             572,873

S&P 500 Index                                  1998              10.00              11.14             162,770
                                               1999              11.14              13.80           1,508,871
                                               2000              13.80              12.30           2,439,898
                                               2001              12.30              10.51           2,803,334
                                               2002              10.51               8.02           2,645,161
                                               2003               8.02              10.11           2,952,652
                                               2004              10.11              11.00           2,915,101

International                                  1998              10.00               9.35               5,885
                                               1999               9.35              15.44              37,418
                                               2000              15.44              11.85             119,097
                                               2001              11.85               8.23             140,861
                                               2002               8.23               6.44             178,571
                                               2003               6.44               8.42             468,878
                                               2004               8.42               9.38           1,960,786

International Small Company                    1999              10.00              15.09               1,315
                                               2000              15.09              10.38             197,935
                                               2001              10.38               7.24             218,498
                                               2002               7.24               6.07             198,627
                                               2003               6.07               9.21             224,145
                                               2004               9.21              10.98             263,335

Capital Appreciation                           1998              10.00               9.84              56,849
                                               1999               9.84              10.33             270,079
                                               2000              10.33              13.39             403,516
                                               2001              13.39              14.49             734,536
                                               2002              14.49              11.41             951,564
                                               2003              11.41              14.80             944,419
                                               2004              14.80              16.42           1,135,299


FORM 8521

                                            YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                            DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                            -----------    -----------------    -------------    ---------------
Mid Cap Opportunity                            1998             $10.00             $ 9.29              57,455
                                               1999               9.29              14.87             397,139
                                               2000              14.87              13.45             810,776
                                               2001              13.45              11.54             944,476
                                               2002              11.54               8.47             794,097
                                               2003               8.47              12.22             738,274
                                               2004              12.22              13.68             780,144

Capital Growth                                 1998              10.00              10.37               7,682
                                               1999              10.37              30.94             352,499
                                               2000              30.94              22.58             736,909
                                               2001              22.58              19.01             781,423
                                               2002              19.01              10.86             572,349
                                               2003              10.86              15.01             508,996
                                               2004              15.01              17.72             460,491

High Income Bond                               1998              10.00               9.89              29,416
                                               1999               9.89               9.95             198,081
                                               2000               9.95               9.12             380,980
                                               2001               9.12               9.38             649,708
                                               2002               9.38               9.61             681,899
                                               2003               9.61              11.64             715,211
                                               2004              11.64              12.70             859,441

Blue Chip                                      1998              10.00              10.14              47,254
                                               1999              10.14              10.60             188,359
                                               2000              10.60              10.56             300,102
                                               2001              10.56               9.98             377,958
                                               2002               9.98               7.93             396,963
                                               2003               7.93               9.90             835,051
                                               2004               9.90              10.70             779,857

Discovery                                      2000              10.00               9.32             469,201
                                               2001               9.32               7.50             768,394
                                               2002               7.50               4.97             793,400
                                               2003               4.97               6.75             769,694
                                               2004               6.75               7.39             717,035

Aggressive Growth                              2000              10.00               7.58             216,393
                                               2001               7.58               5.09             272,824
                                               2002               5.09               3.62             210,910
                                               2003               3.62               4.70             197,271
                                               2004               4.70               5.05             148,721

Small Cap Growth                               2000              10.00               7.72             138,727
                                               2001               7.72               4.61             208,184
                                               2002               4.61               3.22             141,646
                                               2003               3.22               4.62             186,335
                                               2004               4.62               5.07             158,973

FORM 8521

                                            YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                            DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                            -----------    -----------------    -------------    ---------------
Nasdaq-100 Index                               2000             $10.00             $ 6.03             232,680
                                               2001               6.03               4.01             441,286
                                               2002               4.01               2.48             534,845
                                               2003               2.48               3.61             950,712
                                               2004               3.61               3.92           1,071,195

Bristol                                        2002              10.00               7.83               5,413
                                               2003               7.83              10.22              41,234
                                               2004              10.22              10.95              40,686

Bryton Growth                                  2002              10.00               6.82              18,551
                                               2003               6.82               9.12              40,264
                                               2004               9.12               9.66              42,009

Balanced                                       2004              10.00              11.23              28,154

U.S. Equity                                    2004              10.00              11.60             190,848

Covered Call                                   2004              10.00              10.65              11,817

DOW TARGET VARIABLE FUND LLC
DOW TARGET 10 PORTFOLIOS:
First Quarter                                  1999              10.00              10.16              13,240
                                               2000              10.16              10.30              23,921
                                               2001              10.30               9.71              29,963
                                               2002               9.71               8.54              25,594
                                               2003               8.54              10.55             153,537
                                               2004              10.55              10.74             144,729

Second Quarter                                 1999              10.00              10.17             106,002
                                               2000              10.17              10.28             111,285
                                               2001              10.28               9.93             100,471
                                               2002               9.93               9.14              62,170
                                               2003               9.14              11.58             165,780
                                               2004              11.58              11.64             155,610

Third Quarter                                  1999              10.00               8.85              81,217
                                               2000               8.85               9.10              92,030
                                               2001               9.10               8.67              80,730
                                               2002               8.67               7.83              68,176
                                               2003               7.83               9.61             169,253
                                               2004               9.61               9.79             155,269

Fourth Quarter                                 1999              10.00               9.24              73,188
                                               2000               9.24               9.94              62,194
                                               2001               9.94               9.64              48,811
                                               2002               9.64               8.97              37,078
                                               2003               8.97              10.95             111,363
                                               2004              10.95              10.93              97,060


FORM 8521

                                            YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                            DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                            -----------    -----------------    -------------    ---------------
DOW TARGET 5 PORTFOLIOS:
First Quarter                                  2000             $10.00             $11.16               6,343
                                               2001              11.16              10.64               5,882
                                               2002              10.64               9.17               4,606
                                               2003               9.17              10.82              22,283
                                               2004              10.82              11.81              23,813

Second Quarter                                 2000              10.00              12.32               5,026
                                               2001              12.32              10.86               3,963
                                               2002              10.86               9.69               3,952
                                               2003               9.69              11.78              15,509
                                               2004              11.78              12.89              19,312

Third Quarter                                  2000              10.00              11.74               2,063
                                               2001              11.74              10.97               2,180
                                               2002              10.97               9.65               2,045
                                               2003               9.65              10.93              35,323
                                               2004              10.93              11.63              26,796

Fourth Quarter                                 1999              10.00               8.50              20,835
                                               2000               8.50               9.14              25,618
                                               2001               9.14               9.30              12,987
                                               2002               9.30               8.64              10,316
                                               2003               8.64              10.18              46,700
                                               2004              10.18              10.70              45,950

DREYFUS VARIABLE INSURANCE FUND (SERVICE
SHARES):
Appreciation                                   2003              10.00              11.69              38,966
                                               2004              11.69              12.08             137,799

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Goldman Sachs Growth and Income                1998              10.00               8.85              49,518
                                               1999               8.85               9.20             194,265
                                               2000               9.20               8.65             264,784
                                               2001               8.65               7.73             309,046
                                               2002               7.73               6.76             310,061
                                               2003               6.76               8.29             313,813
                                               2004               8.29               9.71             738,836

Goldman Sachs CORE U.S. Equity                 1998              10.00              10.19              48,081
                                               1999              10.19              12.49             250,757
                                               2000              12.49              11.13             387,431
                                               2001              11.13               9.66             423,371
                                               2002               9.66               7.44             385,471
                                               2003               7.44               9.51             417,384
                                               2004               9.51              10.77             522,966

FORM 8521

                                            YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                            DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                            -----------    -----------------    -------------    ---------------
Goldman Sachs Capital Growth                   1998             $10.00             $11.19              41,158
                                               1999              11.19              14.03             216,910
                                               2000              14.03              12.73             294,576
                                               2001              12.73              10.74             310,825
                                               2002              10.74               8.02             252,183
                                               2003               8.02               9.78             232,062
                                               2004               9.78              10.52             416,483

JANUS ASPEN SERIES (INSTITUTIONAL SHARES):
Large Cap Growth                               1998              10.00              11.56             142,559
                                               1999              11.56              16.41           1,940,525
                                               2000              16.41              13.83           2,997,638
                                               2001              13.83              10.26           2,524,855
                                               2002              10.26               7.44           1,813,000
                                               2003               7.44               9.66           1,492,481
                                               2004               9.66               9.96           1,167,051

International Growth                           1998              10.00               9.87              19,644
                                               1999               9.87              17.75             169,064
                                               2000              17.75              14.71             408,896
                                               2001              14.71              11.14             380,072
                                               2002              11.14               8.17             275,525
                                               2003               8.17              10.88             232,971
                                               2004              10.88              12.76             189,524

Worldwide Growth                               1998              10.00              10.50             139,755
                                               1999              10.50              17.04           1,029,115
                                               2000              17.04              14.17           1,630,549
                                               2001              14.17              10.84           1,408,490
                                               2002              10.84               7.96           1,039,628
                                               2003               7.96               9.74             810,029
                                               2004               9.74              10.06             629,370

Balanced                                       1998              10.00              11.63             164,472
                                               1999              11.63              14.53           1,774,265
                                               2000              14.53              14.01           2,785,100
                                               2001              14.01              13.17           2,465,029
                                               2002              13.17              12.15           1,969,882
                                               2003              12.15              13.67           1,615,730
                                               2004              13.67              14.63           1,270,762

JANUS ASPEN SERIES (SERVICE SHARES):
Large Cap Growth                               2000              10.00               8.06           1,584,508
                                               2001               8.06               5.98           2,409,324
                                               2002               5.98               4.32           1,944,519
                                               2003               4.32               5.60           1,661,880
                                               2004               5.60               5.76           1,454,352

International Growth                           2000              10.00               7.88             166,720
                                               2001               7.88               5.95             846,346
                                               2002               5.95               4.36             759,977
                                               2003               4.36               5.78             739,566
                                               2004               5.78               6.76             620,333


FORM 8521

                                            YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                            DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                            -----------    -----------------    -------------    ---------------
Worldwide Growth                               2000             $10.00             $ 7.98           1,107,400
                                               2001               7.98               6.09           1,992,495
                                               2002               6.09               4.46           1,680,823
                                               2003               4.46               5.44           1,449,981
                                               2004               5.44               5.61           1,144,260

Balanced                                       2000              10.00               9.72           1,412,177
                                               2001               9.72               9.12           2,990,319
                                               2002               9.12               8.39           3,334,140
                                               2003               8.39               9.41           2,925,435
                                               2004               9.41              10.05           2,583,237

J.P. MORGAN SERIES TRUST II:
JPMorgan Small Company                         1998              10.00               8.33              63,525
                                               1999               8.33              11.87             164,498
                                               2000              11.87              10.38             261,098
                                               2001              10.38               9.41             276,176
                                               2002               9.41               7.27             276,669
                                               2003               7.27               9.75             272,609
                                               2004               9.75              12.23             475,235

JPMorgan Mid Cap Value                         2001              10.00              10.96               9,060
                                               2002              10.96              10.89             100,375
                                               2003              10.89              13.92             209,131
                                               2004              13.92              16.62             571,517

LAZARD RETIREMENT SERIES:
Lazard Retirement Small Cap                    1999              10.00               9.29              11,326
                                               2000               9.29              11.09              39,466
                                               2001              11.09              12.97             230,069
                                               2002              12.97              10.53             416,026
                                               2003              10.53              14.25             536,066
                                               2004              14.25              16.15             684,580

Lazard Retirement Emerging Markets             1999              10.00              11.48              21,475
                                               2000              11.48               8.14              63,056
                                               2001               8.14               7.62              67,943
                                               2002               7.62               7.41             100,263
                                               2003               7.41              11.17             110,955
                                               2004              11.17              14.38             208,062

UBS SERIES TRUST:
U.S. Allocation                                1999              10.00              10.47             114,178
                                               2000              10.47              10.10             490,552
                                               2001              10.10               8.71             746,759
                                               2002               8.71               6.62             478,276
                                               2003               6.62               8.32             434,217
                                               2004               8.32               9.05             299,779

MFS VARIABLE INSURANCE TRUST:
MFS Investors Growth Stock                     2001              10.00              10.71               8,434
                                               2002              10.71               7.63              52,655
                                               2003               7.63               9.23              97,785
                                               2004               9.23               9.92             160,946

FORM 8521

                                            YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                            DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                            -----------    -----------------    -------------    ---------------
MFS Mid Cap Growth                             2001             $10.00             $11.10              15,246
                                               2002              11.10               6.19              57,352
                                               2003               6.19               8.34             163,533
                                               2004               8.34               9.41             237,675

MFS New Discovery                              2001              10.00              11.55              13,879
                                               2002              11.55               7.77              75,537
                                               2003               7.77              10.22             110,180
                                               2004              10.22              10.70              83,654

MFS Total Return                               2001              10.00              10.25              51,822
                                               2002              10.25               9.57             848,217
                                               2003               9.57              10.95               1,838
                                               2004              10.95              11.99           2,269,205


VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS
  (CLASS I):
Core Plus Fixed Income                         1998              10.00              10.45              44,089
                                               1999              10.45              10.13             331,016
                                               2000              10.13              11.11             394,328
                                               2001              11.11              11.97             332,091
                                               2002              11.97              12.67             284,568
                                               2003              12.67              13.08             251,670
                                               2004              13.08              13.46             225,980

Value                                          1998              10.00               8.80              45,544
                                               1999               8.80               8.52              89,812
                                               2000               8.52              10.50              89,566
                                               2001              10.50              10.59              83,555
                                               2002              10.59               8.13              74,364
                                               2003               8.13              10.75              69,251
                                               2004              10.75              12.49              67,253

U.S. Real Estate                               1998              10.00               8.94               9,691
                                               1999               8.94               8.69              28,422
                                               2000               8.69              11.08             125,785
                                               2001              11.08              12.00              73,851
                                               2002              12.00              11.74              45,545
                                               2003              11.74              15.92              65,997
                                               2004              15.92              21.41             105,473

Emerging Markets Debt                          1998              10.00               6.72               1,131
                                               1999               6.72               8.57              15,043
                                               2000               8.57               9.42              20,917
                                               2001               9.42              10.23              12,854
                                               2002              10.43              11.02              11,716
                                               2003              11.02              13.89              11,156
                                               2004              13.89              15.08               9,807

FORM 8521

                                            YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                            DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                            -----------    -----------------    -------------    ---------------
VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS
  (CLASS II):
Core Plus Fixed Income                         2003             $10.00             $11.51              14,011
                                               2004              11.51              11.81              58,711
U.S. Real Estate                               2003              10.00              12.78              34,371
                                               2004              12.78              17.15             220,338

PBHG INSURANCE SERIES FUND:
Technology & Communications                    2000              10.00               5.33             388,742
                                               2001               5.33               2.51             799,693
                                               2002               2.51               1.14             708,865
                                               2003               1.14               1.63             897,921
                                               2004               1.63               1.71             640,924

PIMCO VARIABLE INSURANCE TRUST:
Real Return                                    2002              10.00              10.66             543,705
                                               2003              10.66              11.45             993,812
                                               2004              11.45              12.29           1,548,335

Total Return                                   2002              10.00              10.42             255,511
                                               2003              10.42              10.79             768,632
                                               2004              10.79              11.16           1,174,175

Global Bond                                    2002              10.00              10.68              12,893
                                               2003              10.68              12.05              96,298
                                               2004              12.05              13.15             133,027

PRUDENTIAL SERIES FUND:
Jennison                                       2000              10.00               8.57             278,764
                                               2001               8.57               6.88             460,025
                                               2002               6.88               4.67             467,403
                                               2003               4.67               5.97             476,587
                                               2004               5.97               6.43             392,291

Jennison 20/20 Focus                           2000              10.00               9.72              39,031
                                               2001               9.72               9.46              71,494
                                               2002               9.46               7.22              77,648
                                               2003               7.22               9.18             228,307
                                               2004               9.18              10.44             471,111

SALOMON BROTHERS VARIABLE SERIES:
All Cap                                        1998              10.00              10.67              21,659
                                               1999              10.67              12.84              48,771
                                               2000              12.84              14.98              94,561
                                               2001              14.98              15.05             299,673
                                               2002              15.05              11.12             365,296
                                               2003              11.12              15.25             335,212
                                               2004              15.25              16.29             306,133

FORM 8521

                                            YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                            DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                            -----------    -----------------    -------------    ---------------
Total Return                                   1998             $10.00             $10.00              28,716
                                               1999              10.00               9.94             109,267
                                               2000               9.94              10.58             136,854
                                               2001              10.58              10.35             235,953
                                               2002              10.35               9.51             275,575
                                               2003               9.51              10.87             301,022
                                               2004              10.87              11.66             252,002

Investors                                      1998              10.00              10.13              27,822
                                               1999              10.13              11.16              25,082
                                               2000              11.16              12.68              46,997
                                               2001              12.68              11.98             173,272
                                               2002              11.98               9.09             234,005
                                               2003               9.09              11.87             184,492
                                               2004              11.87              12.92             170,824

STRONG VARIABLE INSURANCE FUNDS:
Strong Mid Cap Growth II                       1998              10.00              11.53              42,782
                                               1999              11.53              21.58             514,497
                                               2000              21.58              18.13           1,292,064
                                               2001              18.13              12.38           1,468,041
                                               2002              12.38               7.62           1,100,189
                                               2003               7.62              10.09             991,015
                                               2004              10.09              11.86             803,840

Strong Opportunity II                          1998              10.00               9.54              28,554
                                               1999               9.54              12.69             180,309
                                               2000              12.69              13.35             353,051
                                               2001              13.35              12.67             615,990
                                               2002              12.67               9.15             613,606
                                               2003               9.15              12.36             583,589
                                               2004              12.36              14.41             428,808

Strong Multi Cap Value II                      1998              10.00               9.39               3,481
                                               1999               9.39               9.00              36,066
                                               2000               9.00               9.57             151,516
                                               2001               9.57               9.82             129,856
                                               2002               9.82               7.44              85,631
                                               2003               7.44              10.16              72,909
                                               2004              10.16              11.70              50,453

FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
VIP Contrafund                                 2000              10.00               9.23             101,377
                                               2001               9.23               7.96             497,783
                                               2002               7.96               7.10             793,344
                                               2003               7.10               8.97           1,039,505
                                               2004               8.97              10.19           1,433,277

VIP Mid Cap                                    2000              10.00              11.15             326,136
                                               2001              11.15              10.61             700,708
                                               2002              10.61               9.41           1,044,212
                                               2003               9.41              12.83           1,265,141
                                               2004              12.83              15.77           1,608,799

FORM 8521

                                            YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                            DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                            -----------    -----------------    -------------    ---------------
VIP Equity Income                              2003             $10.00             $10.81              41,389
                                               2004              10.81              11.86             398,660

VIP Growth                                     2000              10.00               8.45             385,385
                                               2001               8.45               6.85             983,576
                                               2002               6.85               4.71           1,017,060
                                               2003               4.71               6.15           1,197,622
                                               2004               6.15               6.26           1,404,305

ALLIANCE VARIABLE PRODUCTS SERIES:
Growth & Income                                2001              10.00               9.73             144,854
                                               2002               9.73               7.46             121,016
                                               2003               7.46               9.72             102,467
                                               2004               9.72              10.66              92,775

Small Cap Growth                               2001              10.00              11.52              27,336
                                               2002              11.52               7.72              22,103
                                               2003               7.72              11.32              20,043
                                               2004              11.32              12.77              16,273

Global Bond                                    2001              10.00               9.29              27,939
                                               2002               9.29              10.68              18,234
                                               2003              10.68              11.91              11,291
                                               2004              11.91              12.84               9,172

ROYCE CAPITAL FUND:
Small-Cap                                      2003              10.00              13.96             132,077
                                               2004              13.96              17.20             555,026

Micro-Cap                                      2003              10.00              14.68              51,178
                                               2004              14.68              16.48             210,692


OHIO NATIONAL LIFE

Ohio National Life was organized under the laws of Ohio on September 9, 1909. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $13 billion and equity of approximately $1.2 billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242. We are a stock life insurance company ultimately owned by a mutual insurance holding company (Ohio National Mutual Holdings, Inc.). Our policyholders own the majority voting interest of the holding company.


Ohio National and/or its affiliates may pay retail broker-dealers additional compensation or reimbursement for their efforts in selling our variable contracts. Reimbursements and additional compensation are paid for the purpose of, among other things, training the broker-dealers' registered representatives regarding the procedures for submitting business to us, internally marketing our products to their registered representatives, educating registered representatives about the benefits and options available under the variable contracts and about the benefits of variable contracts generally. These additional amounts are paid from our profits, not deducted from the contract owners' purchase payments.



Additionally, we may compensate some broker-dealers more than others for the sale of our products. This differential compensation may be based on several factors including, but not limited to, the size of the selling broker-dealer, the amount of previous business generated by the broker-dealer and the length of time Ohio


FORM 8521

National has contracted with the broker-dealer for the distribution of our contracts. As with reimbursements, these payments are not deducted from contract owners' purchase payments.



From time to time, Ohio National and/or its affiliates may also provide non-cash or cash compensation to certain financial institutions or their registered representatives in the form of occasional gifts, meals, tickets to events, educational conference support, special recognition support or other forms of non-cash and cash compensation as may be permitted by certain regulations applicable to broker-dealers.


OHIO NATIONAL VARIABLE ACCOUNT A

We established VAA on August 1, 1969 as a separate account for funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAA. However, contract values may not be allocated to more than 10 variable subaccounts at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAA are credited to or charged against VAA without regard to our other income, gains or losses. The assets maintained in VAA will not be charged with any liabilities arising out of any of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all our assets are available to meet our obligations under the contracts. VAA is registered as a unit investment trust under the Investment Company Act of 1940. The assets of the subaccounts of VAA are invested at net asset value in Fund shares. Values of other contracts not offered through this prospectus are also allocated to VAA, including some subaccounts that are not available for these contracts.

THE FUNDS

The Funds are mutual funds registered under the Investment Company Act 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund's investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the prospectus for each Fund. In some cases, the investment adviser pays part of its fee to a subadviser.

Affiliates of certain Funds may compensate us based upon a percentage of the Fund's average daily net assets that are allocated to VAA. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.

For additional information concerning the Funds, including their fees, expenses and investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

MIXED AND SHARED FUNDING

In addition to being offered to VAA, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance contracts. Fund shares may also be offered to other insurance company separate accounts and qualified plans. It is

FORM 8521
conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAA's participation in a Fund. Material conflicts could result from such things as:

- changes in state insurance law;

- changes in federal income tax law;

- changes in the investment management of any Fund; or

- differences in voting instructions given by different types of owners.

VOTING RIGHTS

We will vote Fund shares held in VAA at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAA, for which no timely instructions are received, in proportion to the instructions that we do receive.

Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of votes tends to decrease as annuity payments progress.

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The variable annuity contracts are sold by our insurance agents who are also registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. ("ONEQ") is a wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. ONEQ and the broker-dealers are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. We pay ONEQ 7.25% of each purchase payment and ONEQ then pays part of that to the broker-dealers. The broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay the sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. ONEQ's address is One Financial Way, Montgomery, Ohio 45242.

                            DEDUCTIONS AND EXPENSES

SURRENDER CHARGE

There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value. The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to broker-dealers, cost of sales literature and prospectuses, and other expenses related to sales activity. The surrender charge is a percent the lesser of (a) of the amount you withdraw or surrender or (b) your total purchase payments minus all previous withdrawals. This percentage varies

FORM 8521
with the number of years from the date the purchase payments were made (starting with the first purchase payment) as follows:

    YEARS       PAYMENT
    -----       -------
     1st         6%
     2nd         6%
     3rd         5%
     4th         4%
     5th         2%
     6th         1%
7th and later    0%

During each contract year, you may withdraw not more than 10% of the contract value (as of the day of the first withdrawal made during that contract year) without a surrender charge. You may take this 10% annual free withdrawal in up to 12 installments.


ANNUAL CONTRACT FEE



Each year on the contract anniversary (or when you surrender the contract), we will deduct an annual contract fee of $30 from the contract value. This helps to repay us for maintaining the contract. There is no contract fee for contracts having a value of at least $50,000. There is no charge after annuity payments begin. We guarantee not to increase the annual contract fee.



DEDUCTION FOR ACCOUNT EXPENSE FEE



At the end of each valuation period we deduct an amount equal to 0.25% on an annual basis of the contract value. This deduction reimburses us for expenses not covered by the annual contract fee. Examples of these expenses are accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.



DEDUCTION FOR MORTALITY AND EXPENSE RISK FEE


We guarantee that, until annuity payments begin, the contract's value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit if the annuitant dies before annuity payments begin. After annuity payments begin, we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 1.15% of the contract value on an annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 1.15% on an annual basis. We agree that the deduction for these risk undertakings shall not be increased to more than the rate in effect at the time the contract is issued. We may discontinue this limitation on our right to increase the deduction, but only as to contracts purchased after notice of the discontinuance. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.65% for mortality risk, and 0.50% for expense risk. We hope to realize a profit from this charge. However there will be a loss if the deduction fails to cover the actual risks involved.

FORM 8521

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

CHARGES FOR OPTIONAL BENEFITS

There is an additional annual charge if you choose an optional benefit. The additional charge is made on each contract anniversary. Not all optional benefits are available in all states. We may discontinue any of the optional benefits on new contracts at any time.


If you choose the annual stepped-up death benefit, the GMDB or the GMDB Plus as described under "Death Benefit," those annual charges are the following percentages of the optional death benefit amounts:



Annual stepped-up death benefit
  (currently the charge is 0.10%)                              0.25%
GMDB                                                           0.25%
GMDB Plus                                                      0.45%


If you choose the GEB, as described under "Death Benefit," the annual charge is the following percentage of your average variable account value:

GEB at issue ages through 70                                   0.15%
GEB at issue ages 71 through 75                                0.30%
GEB "Plus" at issue ages through 70                            0.30%
GEB "Plus" at issue ages 71 through 75                         0.60%

If you choose the GMIB or GMIB Plus, the annual charge is the following percentage of your guaranteed income base as described under "Optional Guaranteed Minimum Income Benefit ("GMIB")":

Percent of GMIB guaranteed income base                         0.45%
Percent of GMIB Plus guaranteed income base                    0.55%

If you choose the GPA, the annual charge is the following percentage of your eligible contract value as described under "Optional Guaranteed Principal Access ("GPA") Rider:

For the 7% guaranteed annual withdrawal                        0.40%
For the 8% guaranteed annual withdrawal                        0.50%

If you choose the GPP, the annual charge is the following percentage of your average annual guaranteed principal amount as described under "Optional Guaranteed Principal Protection ("GPP")":

Percent of GPP beginning contract value                        0.20%

TRANSFER FEE


We may charge a transfer fee of $10 for each transfer from a subaccounts to other subaccounts. Only one charge is assessed for transfers out of any one subaccount, even if the transfer is to multiple subaccounts. The fee is charged pro rata against the subaccounts from which the transfer is made. We currently do not charge for your first 12 transfers each contract year. Other restrictions on transfers may apply. See "Transfers Among Subaccounts" below.


DEDUCTION FOR STATE PREMIUM TAX

Most states do not presently charge a premium tax for these contracts. Where a tax applies, the rates now range from 0.5% to 4.0%. We will deduct from your contract value the amount of any applicable premium tax when it is incurred. Normally, that is when an annuity payout option begins.

FUND EXPENSES

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectuses.

FORM 8521

                   DESCRIPTION OF VARIABLE ANNUITY CONTRACTS

10-DAY FREE LOOK

You may revoke the contract at any time until the end of 10 days after you receive it (or such longer period as may be required by your state law) and get a refund of the contract value as of the date of cancellation. To revoke, you must return the contract to us within the free look period. In some states, state law requires that the original purchase price be returned in lieu of the current contract value if you exercise your free look. Any purchase payments in these states to be allocated to variable Funds will first be allocated to the Money Market Fund until the end of the free look period.

                              ACCUMULATION PERIOD

PURCHASE PAYMENTS

Your first purchase payment must be at least $5,000 ($2,000 for IRAs). You do not have to make any more payments after that. But you may make additional purchase payments at any time of at least $500 each ($300 for payroll deduction plans). We may limit your total purchase payments to $1,500,000. If the check for your payment is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored. We will deduct any amount due for this reason from your contract value.

ACCUMULATION UNITS

Until the annuity payout date, the contract value is measured by accumulation units. As you make each purchase payment, we credit units to the contract (see Crediting Accumulation Units). The number of units remains constant between purchase payments but their dollar value varies with the investment results of each Fund to which payments are allocated.

CREDITING ACCUMULATION UNITS

Your registered representative will send an order or application, together with the first purchase payment, to our home office for acceptance. Upon acceptance, we issue a contract and we credit the first purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, we will credit your first purchase payment within two business days after receipt. If we do not receive everything within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days.


You must send any additional purchase payments directly to our home office. They will then be applied to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the purchase payment by the unit value next computed after we receive the payment at our home office. Payments received after 4 p.m. (Eastern time) on any process day (earlier on those days when the New York Stock Exchange closes early) will be priced at the next calculated unit value.


ALLOCATION OF PURCHASE PAYMENTS

You may allocate your purchase payments among up to 10 variable subaccounts of VAA and to the Guaranteed Account. The amount you allocate to any Fund or the Guaranteed Account must equal a whole percent. You may change your allocation of future purchase payments at any time by sending written notice to our home office.

OPTIONAL ASSET ALLOCATION MODELS

You may choose an optional asset allocation model for your contract's variable account values. If you choose this option, it must be used for all your variable account values. There is no charge for using an optional asset

FORM 8521
allocation model. You may choose a model, discontinue using a model or change from one model to another at any time by notifying us. However, some optional benefits require participation in the asset allocation models. You may not use more than one model at a time.

Asset allocation is the distribution of invested assets among several different kinds of investments (such as large cap domestic value stocks, small cap domestic growth stocks, foreign stocks, long term investment-grade bonds, intermediate term bonds, high income bonds, money market instruments, real estate securities and so on). Historically, diversification among several different kinds of asset classes has been shown to help reduce volatility over long periods of time. However, there can be no assurance that asset allocation will reduce volatility or enhance performance.


We have retained Ibbotson Associates to develop 5 asset allocation models, each comprising a combination of the contract's available Funds. Ibbotson Associates selects the Funds for each of the 5 models in accordance with 5 risk/return profiles they have developed. The 5 models range from Model 1 (having relatively conservative investments with a lower risk/return profile) to Model 5 (having relatively aggressive investments with a higher risk/return profile).


Your registered representative or financial adviser can help you determine the model that best fits your risk tolerance, investment horizon and objectives. The variable account portion of any purchase payments you make after selecting an asset allocation model will be allocated among the Funds as specified by the model you choose.

At the end of each quarter, variable account values allocated within each model will be rebalanced to maintain the mix of investments in the proportions originally established for each model. You will then receive a confirmation of the transfers made among the Funds within your contract. The transfer charge does not apply to these quarterly rebalancing transactions. The transfer charge will apply if, by changing from one model to another, you exceed the 12 free transfers allowed per year. When you change models, it counts as one transfer.

If your contract includes the optional Guaranteed Principal Protection (GPP) or Guaranteed Principal Access (GPA) rider, your variable account values must be in one of the models. The GPP or GPA rider will be cancelled if you are no longer using any model.


ACCUMULATION UNIT VALUE AND ACCUMULATION VALUE


We set the original accumulation unit value of each subaccount of VAA for these contracts at the beginning of the first valuation period for each such subaccount. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract's value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period.

NET INVESTMENT FACTOR

The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts' accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is:

     (1) the net asset value of the corresponding Fund share at the end of a valuation period, plus

     (2) the per share amount of any dividends or other distributions declared for that Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

FORM 8521

     (3) a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount; (No federal income taxes apply under present law.)

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c) is the deduction for administrative and sales expenses and risk undertakings.

SURRENDER AND WITHDRAWAL

Before annuity payments begin you may surrender (totally withdraw the value of) your contract, or withdraw part of the contract value (at least $300). You must make all surrender or withdrawal requests in writing delivered to us at the address on the first page of this prospectus. The surrender charge may then apply. That charge is taken from the total amount withdrawn.

Unless you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the contract value less any surrender charge. In the case of a surrender, we subtract any contract administration charge. We will pay you within seven days after we receive your request. However, we may defer payment of Guaranteed Account values as described below. Surrenders and withdrawals are limited or not permitted in connection with certain retirement plans. For tax consequences of a surrender or withdrawal, see "Federal Tax Status," below.

If you request a surrender or withdrawal which includes contract values derived from purchase payments that have not yet cleared the banking system, we may delay mailing the portion relating to such payments until your check has cleared. We require the return of the contract in the case of a surrender.

Your right to withdraw may be suspended or the date of payment postponed:

(1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

(2) for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund's net assets; or

(3) such other periods as the Commission may order to protect security holders.

TRANSFERS AMONG SUBACCOUNTS

You may transfer contract values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire value of the contract's interest in a Fund, if less). Not more than 20% of a contract's Guaranteed Account value (or $1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.


We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day's total net assets of that Fund if we or the Fund in our discretion, believe that the Fund might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. This policy will be applied uniformly without exception. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not honored. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not honored because of these limitations.


FORM 8521

Certain third parties may offer you asset allocation or timing services for your contract. We will honor transfer requests from these third parties only if you give us a written power of attorney to do so. Fees you pay for such asset allocation or timing services are in addition to any contract charges. WE DO NOT ENDORSE, APPROVE OR RECOMMEND THESE SERVICES.



We discourage excessive trading and market timing through your contract. Excessive trading into and out of the portfolios can disrupt portfolio investment strategies and increase the portfolios' operating expenses. In addition, excessive trading lowers overall portfolio performance for long term investors, prevents portfolio manager from taking timely advantage of investment opportunities, and creates liquidity risks for the portfolios. The contract and the underlying portfolios are not designed to accommodate excessive trading practices. We and the portfolios reserve the right, in our sole discretion, to restrict, reject or cancel purchase and exchange orders which we believe represent excessive or disruptive trading. Listed below are some, but not necessarily all the steps we may take to discourage excessive trading and market timing.



The first time the contract owner is determined to have traded excessively, we will notify the contract owner in writing that his or her contract will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or otherwise made public.


Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.


Upon the third instance of excessive trading, transfers of contract values will only be permitted into the money market portfolio and all transfer privileges will be suspended. The contract owner will be informed in writing of the denial of future transfer privileges. If a contract owner decides to surrender the contract following suspension of transfer privileges, the contract owner will incur the resulting surrender charge.



We may, in our sole discretion take any contract off of the list of monitored contracts, or restore suspended transfer privileges if we determine that the transactions were inadvertent or were not done with the intent to market time. OTHERWISE, ALL OF OUR POLICIES RELATED TO EXCESSIVE TRADING AND MARKET TIMING AS DESCRIBED IN THIS SECTION WILL BE APPLIED TO ALL CONTRACT OWNERS UNIFORMLY AND WITHOUT EXCEPTION. Other trading activities may be detrimental to the portfolios. Therefore, we may place a contract on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits. You may be deemed to have traded excessively, even if you have not exceeded the number of free transfers permitted by your contract.


Some of the factors we may consider when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:

- The number of transfers made in a defined period;

- The dollar amount of the transfer;

- The total assets of the portfolios involved in the transfer;

- The investment objectives of the particular portfolios involved in your transfers; and/or

- Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies


Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring contract values if we, or the portfolios, believe that an intermediary associated with the contract owner's account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners who have not engaged in intentional market timing or engaged in intentional


FORM 8521
disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.


Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that we or the portfolios will be able to identify such contract owners or curtail their trading practices. Our ability and the ability of the portfolios to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the portfolios receive orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the portfolios may not be able to detect an individual's excessive trading practices through these omnibus accounts. If we are unable to detect those contract owners engaging in market timing and/or excessive trading, the previously mentioned harms associated with excessive trading (lower portfolio performance, liquidity risks, increased portfolio expenses, etc.) may occur.


We may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than currently adopted by us or the portfolios.

EFFECTIVE TIME FOR PURCHASE, TRANSFER OR REDEMPTION ORDERS

Orders to purchase, redeem or transfer fund Shares received after the close of the New York Stock Exchange, typically 4 p.m. (Eastern time) will not become effective until the next business day.

ELECTRONIC ACCESS

If you give us a pre-authorization form, your contract and unit values and interest rates can be checked by telephoning us at 1-800-366-6654, #1 or by accessing our web site at any time at www.ohionational.com. You may also request transfers or change allocations on our website. You may only make one electronic, facsimile or telephone (collectively, "electronic") transfer per day.

We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the owner in writing sent within 48 hours of the electronic request. YOU MAY THINK THAT YOU HAVE LIMITED THIS ACCESS TO YOURSELF, OR TO YOURSELF AND YOUR REPRESENTATIVE. HOWEVER, ANYONE GIVING US THE NECESSARY IDENTIFYING INFORMATION CAN USE ELECTRONIC ACCESS ONCE YOU AUTHORIZE IT.

Please note that telephone and/or other means of electronic communication may not always be available. Any telephone or electronic device, whether it is yours, your service provider's, your agent's or ours can experience inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent our receipt and processing of your requests. Although we have taken precautions and have emergency contingency plans to limit these problems, we cannot promise complete reliability under all circumstances. If you experience such problems, you should make your transfer request by writing to our home office.

We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.

SCHEDULED TRANSFERS (DOLLAR COST AVERAGING)

We administer a scheduled transfer ("DCA") program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount of at least $300 each time. At least 12 DCA transfers must be scheduled, but we may permit fewer under some special DCA programs. The transfers may be from any variable Funds to any other variable Funds. Transfers may be made from the Guaranteed Account to any other Funds if the DCA program is established at the time the contract is issued, and the DCA program is scheduled to begin within 6 months of the time you make purchase payments from which DCA transfers will be made. A DCA

FORM 8521
program from the Guaranteed Account may not exceed 2 years. For transfers from variable Funds, the DCA program may not exceed 5 years. There is no transfer fee for DCA transfers. DCA transfers do not count against the 12 free transfers you are allowed each contract year. We may discontinue the DCA program at any time. You may also discontinue further DCA transfers by giving us written notice at least 7 business days before the next scheduled transfer.

DCA generally has the effect of reducing the risk of purchasing at the top, and selling at the bottom, of market cycles. DCA transfers from the Guaranteed Account or from a Fund with a stabilized net asset value, such as the Money Market Fund, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. Moreover, for transfers from a variable Fund, DCA has the effect of reducing the average price of the shares being redeemed.

PORTFOLIO REBALANCING

You may have us automatically transfer amounts on a quarterly, semi-annual or annual basis to maintain a specified percentage (whole percentages only) of contract value in each of two or more designated Funds. The purpose of a portfolio rebalancing strategy is to maintain, over time, your desired allocation percentage in the designated Funds having differing investment performance. Portfolio rebalancing will not necessarily enhance future performance or protect against future losses.

The transfer charge does not apply to portfolio rebalancing transactions. These transactions do not count against the 12 free transfers you are allowed each contract year. You may not have portfolio rebalancing for any Funds that are part of a DCA program.

OPTIONAL GUARANTEED PRINCIPAL ACCESS ("GPA")

We may offer a Guaranteed Principal Access ("GPA") rider in those states where permitted. With certain restrictions, this rider guarantees:

          i. you will be able to withdraw a portion (up to 7% or 8%, depending on the rider you choose) of your contract's guaranteed principal amount for a term of ten years, regardless of the then current cash value of your contract, and


          ii. we will add into the contract the excess, if any, of the guaranteed principal amount, adjusted for withdrawals, over the eligible contract value, if the eligible contract value is positive at the end of the ten year term. The eligible contract value is the contract value attributable to the beginning guaranteed principal amount, and


          iii. we will allow you to take periodic withdrawals from your contract as described below in a total amount equal to the excess of the guaranteed principal amount, adjusted for withdrawals, over the eligible contract value, if the eligible contract value is reduced to zero during the ten year term.

This rider is beneficial to those contract owners who anticipate taking withdrawals over a limited time and who are concerned about possible decreases in contract values affecting the amount available for their withdrawal. This rider differs from the Guaranteed Principal Protection ("GPP") rider because the GPP rider does not contemplate, nor guarantee withdrawals. If you do not anticipate withdrawing money from your rider in the next ten years, you may wish to purchase the GPP rider which guarantees your principal at the end of the ten years and costs less than the GPA rider.


If you select this rider, at the end of the ten-year rider period, we will credit your contract with the difference between the remaining unused guaranteed principal amount and the remaining eligible contract value. If at the


FORM 8521
end of the rider term the contract value relating to the guaranteed principal amount exceeds the unused guaranteed principal amount, there will be no additional amounts added to your rider.

You may apply for the GPA rider at the time you apply for the contract or upon any subsequent contract anniversary so long as the annuitant is under age 81 at the time the rider is issued. In addition, the GPA rider is not available in conjunction with the Guaranteed Principal Protection ("GPP") rider or the Guaranteed Minimum Income Benefit ("GMIB") rider we may offer. If you select the GPA rider, the variable portion of your contract values must be allocated to and, for the duration of the rider, remain in one of the Asset Allocation Models and you must abide by all the rules associated with the Asset Allocation Models (see "Optional Asset Allocation Models"). You may also have a portion of your contract values in a fixed accumulation account, or a dollar-cost averaging account that transfers to a model, that we may offer while this rider is in force.

The annual charge for the rider is deducted on each contract anniversary and is ..40% of your contract value for the 7% GPA rider and .50% of your eligible contract value for the 8% GPA rider.

The annual amount you may withdraw is a percentage (7% or 8%) of the beginning guaranteed principal amount. The beginning guaranteed principal amount is defined as your initial purchase payment, plus any additional purchase payments received within the first six months after the contract is issued. If the rider is added after issue, the beginning guaranteed principal amount is the then-current contract value.

It is not necessary that you withdraw the guaranteed amount from your contract each year. However, the amount available for withdrawal is not cumulative from year to year. For example, if you only withdraw 5% of an eligible 7%, the amount available the next year is still 7%.


The amount you elect not to withdraw in a year remains guaranteed and will be included in the amount to be added to the contract, if any, at the end of the ten year withdrawal period.



You may also withdraw more than the guaranteed withdrawal amount in a given year. However, the excess withdrawal amount will function to reduce the amount guaranteed for withdrawal in later years of the rider and may be subject to a surrender charge. The amount eligible for withdrawal during the remainder of the rider period following an excess withdrawal is the lesser of the contract value immediately following the excess withdrawal or the guaranteed principal amount less the amount withdrawn. The amount you may withdraw on a guaranteed basis will be less than the amount you were able to withdraw and on the next contract anniversary, you will begin a new 10-year term and your guaranteed annual withdrawal amount will be recalculated. As a result, if you take an excess withdrawal when your contract value is less than your beginning guaranteed principal amount, you will forfeit a portion of the prior beginning guaranteed principal amount. In addition if you take an excess withdrawal and as a result your contract value related to the beginning guaranteed principal amount is zero, you will have no benefit under the GPA rider. Also, an excess withdrawal may impact the amount you will receive under a scheduled payment or withdrawal plan because the guaranteed withdrawal amount eligible for withdrawal in future years is decreased.


If you terminate the rider, either by notifying us before the next contract anniversary date or by moving contract values out of the optional Asset Allocation Models, we reserve the right to assess a pro rata charge for the part of the year the rider is in effect.

After the rider has been in effect for at least 5 years, we offer you the opportunity to reset the GPA rider. You may reset the rider on a subsequent contract anniversary so long as the annuitant has not reached age 81. Upon resetting the rider, you will be eligible to annually withdraw 7% or 8% of the then-current contract value each of the next 10 years. The charge for a rider upon reset may be higher than the initial charge for the rider. You may reset the rider more than once, but you must wait 5 years between resets.

The guaranteed withdrawal amounts are not subject to the surrender charge. This also applies to reset riders. This is true even if the amount of your guaranteed withdrawal is more than the amount of the free withdrawal amount

FORM 8521
under your base contract. Excess withdrawals in an amount more than the guaranteed withdrawal amount may be subject to a surrender charge if the amount withdrawn in a year also exceeds the annual free withdrawal amount under your base contract (10% of the contract value).

If, during the course of the rider, your eligible contract value decreases to zero and you are still eligible for guaranteed withdrawals, we will pay the remaining guaranteed principal amount in a series of preauthorized withdrawals, for which we may limit the amount or frequency. In other words, the remaining guaranteed principal amounts are paid to you through a single premium immediate fixed annuity. You may elect any payout option you wish, except that the annual payouts may not exceed the annual guaranteed principal withdrawal amount you would have otherwise been entitled to receive. As such, your annual payments will continue beyond the end of the ten year term until your remaining guaranteed principal amount is paid out in full. We will not pay interest on the amounts to be paid to you under these circumstances. Additionally, if your entire contract value decreases to zero, we will not accept any additional purchase payments under the contract and the contract will cease to provide any death benefit.

The rider will continue only upon the death of the owner and the transfer of the contract through the spousal continuation provision of your contract. Upon a spousal transfer, the new owner has all the rights of the original owner, including the right to reset the rider and renew the rider at the end of the 10-year term. Unless there is a spousal continuation, this rider terminates upon the death of the owner.

OPTIONAL GUARANTEED PRINCIPAL PROTECTION ("GPP")

In those states where permitted, you may choose the GPP rider when you apply for the contract, or on a contract anniversary, if the annuitant is then under age
80. GPP is not available when your contract includes the optional Guaranteed Principal Access ("GPA") rider.

If you continue the GPP rider until the end of its 10-year term, and do not make any withdrawals, we guarantee that your contract value will not be less than it was at the beginning of the 10-year term. On the last day of the 10-year term, we will add an amount to your contract value to increase it to the "guaranteed contract value" if the contract value at the end of the 10-year term is less than the guaranteed contract value. The guaranteed contract value is the contract value:

(a) as of the first day of the rider's term or

(b) the amount in (a) plus the total of any purchase payments made in the first 6 months if the rider was included in the contract when you purchased the contract,

reduced pro rata for any withdrawals you made.

Contract values attributable to purchase payments made after the rider is added (or after the first 6 months if the rider is included when the contract was issued) are not included in the guaranteed contract value and do not count as part of your contract value at the end of the term for purposes of determining the benefit amount.

If you choose GPP, you must allocate all variable contract values to one of the asset allocation models (see Optional Asset Allocation Models) during the entire 10-year term of the rider. You may change asset allocation models at any time. You may also have a portion of your contract values in a fixed accumulation account or a dollar-cost averaging account that we may offer while this rider is in force. If you stop using a model, we will cancel the GPP rider. You may cancel the GPP rider as of any contract anniversary by notifying us before that anniversary. Cancellation of the GPP rider does not affect any other contract features. You may continue using an asset allocation model after the GPP rider ends.

The charge for the GPP rider is made on each contract anniversary at the rate of 0.20% of the average of your guaranteed principal amount at the beginning and the end of each contract year. This charge will discontinue if the GPP rider is cancelled.

FORM 8521

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

At the end of the 10-year term, you may reset the rider for another 10-year term if the annuitant is then under age 80. The guaranteed contract value under the new GPP 10-year term will be your contract value as of the end of the 10-year term then ended, including any amount we then add pursuant to the earlier GPP 10-year term, subject to adjustment for any withdrawals. You may also reset the GPP rider's guaranteed contract value at the current contract value on any contract anniversary after the rider has been in effect for at least 5 years (if the annuitant is then under age 80). This starts a new 10-year term.

If the annuitant dies during the 10-year term, and his or her spouse continues the contract, the GPP rider may also be continued.

NURSING FACILITY CONFINEMENT

We will not assess a surrender charge if the annuitant is confined to a state licensed or legally operated in-patient nursing home facility for at least 30 consecutive days. This waiver of the surrender charge may not be available in all states. It only applies when:

- the confinement begins after the first contract anniversary and before annuity payments begin;

- the contract was issued before the annuitant's 80th birthday, and

- we receive the request for withdrawal, together with proof of the confinement, at our home office while the annuitant is confined or within 90 days after discharge from the facility.

DEATH BENEFIT

If the annuitant dies before annuity payments begin, the contract pays a death benefit to a designated beneficiary. The amount of the death benefit will be determined as of the date we receive proof of the annuitant's death and satisfactory instructions from the beneficiary for disposition of the contract. It will be paid to the beneficiary in a single sum unless you elect settlement under one or more of the settlement options. In lieu of the death benefit, the beneficiary may surrender the contract, without incurring a surrender charge, anytime within 60 days after the annuitant's death. If the contract value as of the date we receive satisfactory instructions and proof of death is less than the death benefit, we will add an amount equal to that difference to the Money Market subaccount.

This death benefit will be the greatest of:

- the contract value; or

- net purchase payments; or

- the stepped-up death benefit amount if the contract has been in effect for at least 3 years (or 1 year if you chose the annual stepped-up death benefit); or

- the guaranteed minimum death benefit ("GMDB"), the Guaranteed Minimum Death Benefit Plus ("GMDB Plus") if you chose those options; or

- the optional enhanced death benefit ("GEB" or "GEB Plus"), plus the greatest of the other options you choose, if you chose that option.

Net purchase payments means your total purchase payments minus a pro rata adjustment for any amounts you have withdrawn from the contract based on the percentage reduction to the contract value that resulted from the withdrawal.

For the 3-year period beginning on the third contract anniversary, the stepped-up death benefit will be the greater of (i) the contract value as of the third anniversary or (ii) net purchase payments made on or before the third anniversary. At the beginning of each later 3-year period (until the annuitant attains age 90), the stepped up death benefit will be the greater of (i) the contract value on that date or (ii) the death benefit as of the last day of

FORM 8521
the preceding 3-year period. The stepped-up death benefit amount is increased by purchase payments and decreased by withdrawals made during each 3-year period after the third anniversary.

In those states where permitted, you may choose an optional annual stepped-up death benefit at the time the contract is issued. With that option, the death benefit will be increased in the manner indicated in the preceding paragraph, until the anniversary following the annuitant's 85th birthday, on each contract anniversary on which the contract value exceeds the death benefit for the previous year. There is an additional annual charge (presently at an annual rate of 0.10% of the optional death benefit amount, which rate may be increased to no more than 0.25% on contracts issued in the future) for this optional benefit. Any increase in this charge will not apply to contracts issued before the increase occurs.


In those states where permitted, you may choose the GMDB or the GMDB Plus at the time the contract is issued. With this option, the death benefit is the greater of (a) the contract value on the date of death or (b) the GMDB amount. The GMDB amount is (i) your total purchase payments adjusted for any amounts you have withdrawn from the contract plus (ii) a daily increase, until the contract anniversary following the annuitant's 80th birthday (or 85th birthday for the GMDB Plus), at an effective annual rate of 6%, but values in the Money Market portfolio or the Guaranteed Account will earn the same rate being credited to the Money Market portfolio or Guaranteed Account on those days in which the values are so allocated. This total death benefit amount shall not exceed an amount that is equal to two times (i). There is no maximum benefit amount for the GMDB Plus. Any withdrawals in a contract year equal to or less than 6% of the GMDB amount as of the beginning of that year will reduce the GMDB and maximum death benefit amounts by the dollar amount of such withdrawals. Any withdrawals in a contract year in excess of 6% of the GMDB amount as of the beginning of that year will reduce the GMDB and maximum death benefit amounts pro rata. In other words, under the pro rata adjustment, the guaranteed minimum death benefit amount will reduce by the same percentage reduction of the contract value that resulted from the withdrawal. There is an additional annual charge for this option of 0.25% of the GMDB amount, or 0.45% for the GMDB Plus amount.



The only difference between the GMDB and GMDB Plus is that the increase for the GMDB Plus continues to age 85, has no maximum benefit amount and costs more than the standard GMDB.


In those states where permitted, you may choose the GEB at the time the contract is issued. This benefit will never exceed $1,000,000. With the GEB option, the following amount will be added to any other amount payable upon the annuitant's death:

- 25% of the lesser of (a) two times net purchase payments or (b) the contract value on the date of death minus net purchase payments; or

- 40% of the lesser of (a) two and a half times net purchase payments, or (b) the contract value on the date of death minus net purchase payments. This is the GEB "Plus."

For the regular GEB option, there is an additional annual charge of 0.15% of the variable contract value (or 0.30% if you are age 71 to 75 when your contract is issued). If you choose the GEB "Plus," the charge is 0.30% (or 0.60% for issue ages 71 to 75). After the contract has been in effect for 6 months, any purchase payments made within 6 months before the date of death will not be included for calculating the amount of this benefit. You may choose the GEB in addition to one of the other death benefit options.

The beneficiary for any death proceeds may choose to continue the contract for up to 5 years. If the beneficiary is the deceased annuitant's spouse, he or she may continue the contract as the new owner and annuitant, and the 5-year limit will not apply. The value of the continued contract, as of the date the death benefit was payable, will equal the amount of the death benefit.

FORM 8521

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

GUARANTEED ACCOUNT

The Guaranteed Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. We may also refer to the Guaranteed Account as the Fixed Account or the Fixed Accumulation Account. The Guaranteed Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it.

The Guaranteed Account consists of all of our general assets other than those allocated to a separate account. If the Guaranteed Account is available on your contract, you may allocate purchase payments and contract values between the Guaranteed Account and the Funds. There might be periods when we will not make the Guaranteed Account available on new contracts.

We invest our general assets in our discretion as allowed by Ohio law. We allocate the investment income from our general assets to those contracts having guaranteed values.

The amount of investment income allocated to the contracts varies from year to year in our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year (or such lower rate as may be permitted by applicable state law), compounded annually, to contract values allocated to the Guaranteed Account. We may credit interest at a rate in excess of 3%, or in excess of the guaranteed minimum interest rate allowed by state law, but any such excess interest credit will be in our sole discretion.

We guarantee that, before annuity payments begin, the guaranteed value of a contract will never be less than:

- the amount of purchase payments allocated to, and transfers into, the Guaranteed Account, plus

- interest credited at the rate of 3% per year (or such other rate that will be indicated in the contract) compounded annually, plus

- any additional excess interest we may credit to guaranteed values, minus

- any withdrawals, loans and transfers from the guaranteed values, minus

- any surrender charge on withdrawals, loan interest, state premium taxes, transfer fees, and the portion of the $30 annual contract administration charge allocable to the Guaranteed Account.

No deductions are made from the Guaranteed Account for administrative expenses or mortality and expense risk undertakings. Insurance risk charges for optional benefit riders are taken pro rata from the Guaranteed Account and variable subaccounts.

Other than pursuant to a DCA (scheduled transfer) or portfolio rebalancing program, we may restrict transfers of your Guaranteed Account value during a contract year to not more than 20% of that value as of the beginning of a contract year (or $1,000, if greater). As provided by state law, we may defer the payment of amounts to be withdrawn from the Guaranteed Account for up to six months from the date we receive your written request for withdrawal.

OHIO NATIONAL LIFE EMPLOYEE DISCOUNT


We and our affiliated companies offer a benefit in the form of an additional premium on the purchase of contracts by any of our employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser's household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser's minor grandchildren under the Uniform Gifts to Minors Act. This premium counts as additional income under the contract. The amount of the benefit equals 2.5% of all purchase payments made in the first contract year and 3.9% of purchase payments made in the second through sixth contract years. We allocate amounts to the


FORM 8521

Guaranteed Account in these amounts at the time the eligible person makes each payment. If an employee exercises his or her free look right, the full amount of the benefit will be deducted when we pay the free look proceeds.


                                 ANNUITY PERIOD

ANNUITY PAYOUT DATE

Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it from time to time so long as it is the first day of any month at least 30 days after the date of such change. The contract restricts the annuity payout date to not later than the first of the month following the annuitant's 90th birthday. This restriction may be modified by applicable state law or we may agree to waive it.

The contracts include our guarantee that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract's annuity rates, no matter how long you live.

Once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments.

ANNUITY OPTIONS

You may elect one or more of the following annuity options. You may change the election anytime before the annuity payout date.

Option 1(a):  Life Annuity with installment payments for the lifetime of the annuitant. (The contract has no more value after the annuitant's death).
Option 1(b):  Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.
Option 1(c):  Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.
Option 1(d):  Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.
Option 2(a):  Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant. (The contract has no more value after the second annuitant's death.)
Option 2(b):  Joint & Survivor Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.

We may agree to other settlement options.

Unless you direct otherwise, we will apply the contract value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the contract values immediately before the annuity payout date.

If no election is in effect on the annuity payout date, we will apply contract value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.

FORM 8521

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

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

To determine the first variable annuity payment we apply the contract value for each Fund in accordance with the contract's settlement option tables. The rates in those tables depend upon the annuitant's (and any contingent annuitant's) age and sex and the option selected. The annuitant's sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount that would be applied under an option is less than $5,000, we will pay the contract value to the annuitant in a single sum. If the first periodic payment under any option would be less than $25, we may change the frequency of payments so that the first payment is at least $25.

ANNUITY UNITS AND VARIABLE PAYMENTS

After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number of your annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund's annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.

The annuity unit value for each Fund was set at $10 for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor for such later valuation period and by a factor (0.999919 for a one-day valuation period) to neutralize the 3% assumed interest rate discussed below.

The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

The annuity rate tables contained in the contracts are based on the 1983(a) Mortality Table Projected to 1996 under Scale G with compound interest at the effective rate of 3% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

TRANSFERS DURING ANNUITY PAYOUT

After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. On at least 30 days written notice to our home office we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. The annuity payment immediately after a change will be the amount that would have been paid without the change. Later payments will reflect the new mix of Funds.

OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT ("GMIB")

You may add a GMIB rider to your contract either at the time the contract is issued or on any contract anniversary. GMIB guarantees minimum lifetime fixed income in monthly annuity payments. The amount of these payments is determined by applying the "guaranteed income base" to the annuity tables in the GMIB rider. The guaranteed income base is the greater of (a) your "guaranteed earnings base," which is your total purchase payments, from the time the GMIB rider is issued until the GMIB payments begin, accumulated at an annual

FORM 8521
rate of 6% or (b) your "step-up base," which your highest total contract value as of any contract anniversary before the annuitant attains age 80. The guaranteed income base is reduced proportionately for any withdrawals. If the annuitant is age 76 to 80 when GMIB is purchased, the guaranteed annual rate is 4% instead of 6%. You may not purchase GMIB after the annuitant is age 80.

If the amount of annuity payments under the contract or under a single premium immediate annuity we offer at the time you elect to annuitize, would be greater than the amount of payments under the GMIB rider, we will pay the larger amounts.

If you choose GMIB, there is an annual charge, at the end of each contract year, of 0.45% of the guaranteed income base as of each contract anniversary. The charge for GMIB ends when you begin to receive annuity or GMIB payments. If you choose GMIB, you cannot later discontinue it. The annual charge for GMIB will continue even if the underlying Funds' investment performance surpasses the GMIB guarantees.

You may not begin to receive GMIB payments until the GMIB rider has been in effect for at least 10 years. If you choose to receive annuity payments as provided in the contract or under a single premium annuity we offer instead of receiving GMIB payments, your GMIB rider will then be of no further value to you. You may elect to receive GMIB payments within 30 days after the rider's 10th anniversary or within 30 days after any later anniversary before the annuitant is age 90. If the annuitant is age 80 when you purchase GMIB, your GMIB payments must begin on the rider's 10th anniversary.

The guaranteed income base is used solely for the purpose of calculating GMIB payments. It does not provide a contract value or guarantee performance of any investment option. The level of lifetime income guaranteed by GMIB may be less than the income that our current annuity factors would provide because, (a) GMIB payments may assume a lower interest rate and (b) GMIB payments may be based on an assumption that you will live longer than the mortality assumed in our then-offered annuities.

In those states where permitted, we may also offer a GMIB "Plus" rider. You may not have both GMIB and GMIB Plus on the same contract and we may limit the availability of one or the other of the riders in any state. GMIB Plus is identical to GMIB except for these three differences:

(1) For GMIB Plus, any withdrawals you make during a contract year equal to or less than the amount that the guaranteed earnings base has increased during that year will reduce the guaranteed income base dollar for dollar.

(2) The step-up income base is your highest total contract value as of any anniversary before the annuitant attains age 85, rather than 80.

(3) The annual charge for GMIB Plus is 0.55% of the guaranteed income base.


The effect of GMIB Plus is to allow you to withdraw an amount equal to the amount by which your guaranteed earnings base has grown without reducing the guaranteed earnings base below its amount as of the beginning of the current contract year. The GMIB Plus is more suitable for those contract owners wanting to access cash values for income immediately, provided only 6% is withdrawn yearly. The GMIB's pro rata deduction against the guaranteed earnings base could adversely impact the contract owners taking income in tat the guaranteed amount is reduced more aggressively than with the GMIB Plus. In that event, your guaranteed earnings base would be reduced to the amount it was as of the beginning of the contract year. You could continue making such withdrawals year after year and the guaranteed earnings base would then remain at its original level if you make no other purchase payments or withdrawals. In any event, the step-up base is adjusted pro rata for any withdrawals.


Tax qualified retirement plans and Individual Retirement Annuities have minimum distribution requirements. Participants may be required to begin receiving payments from a tax qualified contract before the rider's 10th anniversary. See "Federal Tax Status" and "Appendix A -- IRA Disclosure Statement." You could be subject to

FORM 8521

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

tax penalties if you do not begin receiving GMIB payments until after your required minimum distribution beginning date. Please consult your tax advisor to determine if GMIB is appropriate for you.

                           OTHER CONTRACT PROVISIONS

ASSIGNMENT

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

- the annuitant,

- a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

- the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

- as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

REPORTS AND CONFIRMATIONS

Before the annuity payout date, we will send you quarterly statements showing the number of units credited to the contract by Fund and the value of each unit as of the end of the last quarter. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

We will send you a written confirmation of your purchase payments, transfers and withdrawals. For regularly recurring transactions, such as dollar cost averaging and payroll deduction programs, we may confirm the transactions in a quarterly report. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30 days. Otherwise, we are not responsible for losses due to the error or inaccuracy.

SUBSTITUTION FOR FUND SHARES

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAA.

CONTRACT OWNER INQUIRIES

Direct any questions to Ohio National Life, Variable Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone 1-800-366-6654 (8:30 a.m. to
4:30 p.m., Eastern time).

PERFORMANCE DATA

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charge but does not reflect the

FORM 8521
deduction of any applicable contract administration charge or surrender charge. The deduction of a contract administration charge or surrender charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges and surrender charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, IBC's Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

                               FEDERAL TAX STATUS

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the "Code"). Since the operations of VAA are a part of, and are taxed with, our operations, VAA is not separately taxed as a "regulated investment company" under Subchapter M of the Code.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the contract value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

As to tax-qualified contracts, the law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAA or upon capital gains realized by VAA on redemption of Fund shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no "investment in the contract" and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your "investment in the contract." You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your "investment in the contract" divided by the period of expected annuity payments, determined by your life expectancy and the form

FORM 8521
of annuity benefit. Once you recover your "investment in the contract," all further annuity payments will be included in your taxable income.

A withdrawal of contract values is taxable as ordinary income in the year received to the extent that the accumulated value of the contract immediately before the payment exceeds the "investment in the contract." If you elect to withdraw any portion of your accumulated value in lieu of receiving annuity payment, that withdrawal is treated as a distribution of earnings first and only second as a recovery of your "investment in the contract." Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

- received on or after the taxpayer reaches age 59 1/2;

- made to a beneficiary on or after the death of the annuitant;

- attributable to the taxpayer's becoming disabled;

- made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

- from a contract that is a qualified funding asset for purposes of a structured settlement;

- made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

- incident to divorce, or

- taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.

Any taxable amount you withdraw from an annuity contract is automatically subject to 10% withholding unless you elect not to have withholding apply. If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding. The Code requires 20% withholding for distributions from contracts owned by tax-qualified plans.

TAX-DEFERRED ANNUITIES

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing "investment in the contract." Under certain circumstances, amounts you receive may be used to make a "tax-free rollover" into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.

FORM 8521

With respect to earnings accrued and purchase payments made after December 31, 1988, for a contract setup under Section 403(b) of the Code, distributions may be paid only when the employee:

- attains age 59 1/2,

- separates from the employer's service,

- dies,

- becomes disabled as defined in the Code, or

- incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

QUALIFIED PENSION OR PROFIT-SHARING PLANS

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403(a) of the Code, are generally excludable from the employee's gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an "investment in the contract" under Section 72 of the Code for the employee's annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee's gross income up to certain limits in the Code, and therefore are not considered "investment in the contract".

The Code requires plans to prohibit any distribution to a plan participant prior to age 59 1/2, except in the event of death, total disability, financial hardship or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code. (Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936). If you receive such a distribution you may be able to make a "tax-free rollover" of the distribution less your "investment in the contract" into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

WITHHOLDING ON ANNUITY PAYMENTS

Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number any payments under the contract will automatically be subject to withholding.

INDIVIDUAL RETIREMENT ANNUITIES (IRAS)

See IRA Disclosure Statement (Appendix A), following.

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

APPENDIX A

                            IRA DISCLOSURE STATEMENT

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

FREE LOOK PERIOD

The annuity contract offered by this prospectus gives you the opportunity to return the contract for a full refund within 10 days after it is delivered. This is a more liberal provision than is required in connection with IRAs. To exercise this "free-look" provision write or call our administrative office at the address shown below:

The Ohio National Life Insurance Company
Variable Annuity Administration
P. O. Box 2669
Cincinnati, Ohio 45201
Telephone: 1-800-366-6654 -- 8:30 a.m. - 4:30 p.m. (Eastern time zone)

ELIGIBILITY REQUIREMENTS

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

CONTRIBUTIONS AND DEDUCTIONS

Contributions to a traditional IRA will be deductible if you are not an "active participant" in an employer maintained qualified retirement plan or you have Adjusted Gross Income which does not exceed the "applicable dollar limit". For a single taxpayer, the applicable dollar limitation is $30,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $30,000-$40,000. For married couples filing jointly, the applicable dollar limitation is $50,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $50,000-$60,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $40,000 for individuals and $60,000 for married couples filing jointly. IRA contributions must be made by no later than the time you file your income tax return for that year.

Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to the SEPP, those funds are not treated as current taxable income to the employee. Salary-reduction SEPP-IRAs (also called "SARSEPs") are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New SARSEPPs may no longer be established. Elective deferrals under a salary-reduction SEPP-IRA are subject to an inflation-adjusted limit which is $14,000 for 2005.

The IRA maximum annual contribution and the associated tax deduction is limited to the lesser of: (1) $4,000 in 2005 (increasing to $5,000 in 2008) or (2) 100%
of your earned compensation. Those age 50 or older may make

FORM 8521
an additional IRA contribution of $500 per year in 2005, and $1,000 per year in 2006 and later. Contributions in excess of the deduction limits may be subject to penalty. See below.

Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 25% of your salary or $42,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above. The Internal Revenue Service has reviewed the format of your SEPP-IRA and issued an opinion letter to us stating that it qualifies as a prototype SEPP-IRA.

The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $4,000 or (2) 100% of taxable alimony. (See scheduled increases above.)

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an "excess contribution". You may withdraw an excess contribution from your IRA (or SEPP-IRA) before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year. (See Premature Distributions for penalties imposed on withdrawal when the contribution exceeds $3,000).

An individual retirement annuity must be an annuity contract. In our opinion, the optional additional death benefits available under the contract are part of the annuity contract. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional additional death benefits are not part of the annuity contract. In such a case, the charges for the optional additional death benefits would be considered distributions from the IRA and would be subject to tax, including penalty taxes. The charges for the optional additional death benefits would not be deductible. It is possible that the IRS could determine that optional death proceeds in excess of the greater of the contract value or net purchase payments are taxable to your beneficiary. Should the IRS so rule, we may have to tax report such excess death benefits as taxable income to your beneficiary. If the IRS were to take such a position, we would take all reasonable steps to avoid this result, including the right to amend the contract, with appropriate notice to you.

The contracts are not eligible for use in Puerto Rico IRAs.

IRA FOR NON-WORKING SPOUSE

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your "non-working" spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $8,000 each may be made to the two IRAs if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA's; (ii) $8,000; or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to penalty. See above under "Contributions and Deductions". If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

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

ROLLOVER CONTRIBUTION

Once every year, you may move any portion of the value of your IRA (or SEPP-IRA) to another IRA or bond. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a "rollover" IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You are not allowed a tax-deduction for the amount of any rollover contribution.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. You may later roll over such a contribution to another qualified retirement plan. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

PREMATURE DISTRIBUTIONS

At no time can an interest in your IRA (or SEPP-IRA) be forfeited. The federal tax law does not permit you to use your IRA (or SEPP-IRA) as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA (or SEPP-IRA) to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59 1/2 or totally disabled. (You may, however, assign your IRA (or SEPP-IRA) without penalty to your former spouse in accordance with the terms of a divorce decree.)

You may withdraw part of the value of your IRA (or SEPP-IRA). If a withdrawal does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59 1/2 or totally disabled or the withdrawal meets the requirements of another exception contained in the Code, unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 1/2 or are disabled.

DISTRIBUTION AT RETIREMENT

Once you have attained age 59 1/2 (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them unless nondeductible contributions were made to the IRA. In that case, only earnings will be income.

INADEQUATE DISTRIBUTIONS -- 50% TAX

Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 1/2 or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments must be sufficient to pay out the entire value of your IRA during your life expectancy

FORM 8521

(or over the joint life expectancies of you and your spouse). If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

DEATH BENEFITS

If you, (or your surviving spouse) die before starting required minimum distributions or receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse's beneficiary) in one lump-sum within 5 years of death, or applied to purchase an immediate annuity for the beneficiary. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse's death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun at the time of your death, the entire amount must be distributed over a period of time not exceeding your beneficiary's life expectancy. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

ROTH IRAS

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $160,000 for married individuals filing jointly and less than $100,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the same as the contribution limits for traditional IRAs (the limit is phased out for incomes between $150,000 and $160,000 for married and between $95,000 and $110,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible.

For taxpayers with adjusted gross income of $100,000 or less, all or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer's gross income. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

UNDER SOME CIRCUMSTANCES, IT MAY NOT BE ADVISABLE TO ROLL OVER, TRANSFER OR CONVERT ALL OR PART OF A NON-ROTH IRA TO A ROTH IRA. PERSONS CONSIDERING A ROLLOVER, TRANSFER OR CONVERSION SHOULD CONSULT THEIR OWN TAX ADVISOR.

"Qualified distributions" from a Roth IRA are excludable from gross income. A "qualified distribution" is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2;
(b) after the owner's death; (c) due to the owner's disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

Distributions from a Roth IRA need not commence at age 70 1/2. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner's death subject to certain exceptions.

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

SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE)

An employer may sponsor a plan allowing for employee salary deferral contributions with an additional employer contribution. SIMPLE plans may operate as a 401(k) or an IRA. Limits for employee contributions to a SIMPLE are $10,000 in 2005. Employees age 50 and older may contribute an additional $2,000 in 2005 (increasing to $2,500 in 2006). Distributions from a SIMPLE are subject to restrictions similar to distributions from a traditional IRA. Additional terms of your SIMPLE are in a summary plan description distributed by your employer.

REPORTING TO THE IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

         $1000          $1,000
         ANNUAL        ONE TIME
YEAR  CONTRIBUTION   CONTRIBUTION
----  ------------   ------------
1     $  1,020.00     $1,020.00
2     $  2,060.40     $1,040.40
3     $  3,121.61     $1,061.21
4     $  4,204.04     $1,082.43
5     $  5,308.12     $1,104.08
6     $  6,434.28     $1,126.16
7     $  7,582.97     $1,148.68
8     $  8,754.63     $1,171.65
9     $  9,949.72     $1,195.08
10    $ 11,168.71     $1,218.98
11    $ 12,412.09     $1,243.36
12    $ 13,680.33     $1,268.23
13    $ 14,973.94     $1,293.59
14    $ 16,293.42     $1,319.46
15    $ 17,639.28     $1,345.85
16    $ 19,012.07     $1,372.77
17    $ 20,412.31     $1,400.23
18    $ 21,840.56     $1,428.23
19    $ 23,297.37     $1,456.79
20    $ 24,783.32     $1,485.93
21    $ 26,298.98     $1,515.65
22    $ 27,844.96     $1,545.96
23    $ 29,421.86     $1,576.88
24    $ 31,030.30     $1,608.42
25    $ 32,670.91     $1,640.59
26    $ 34,344.32     $1,673.40
27    $ 36,051.21     $1,706.87
28    $ 37,792.23     $1,741.01

         $1000          $1,000
         ANNUAL        ONE TIME
YEAR  CONTRIBUTION   CONTRIBUTION
----  ------------   ------------
29    $ 39,568.08     $1,775.83
30    $ 41,379.44     $1,811.35
31    $ 43,227.03     $1,847.58
32    $ 45,111.57     $1,884.53
33    $ 47,033.80     $1,922.22
34    $ 48,994.48     $1,960.66
35    $ 50,994.37     $1,999.87
36    $ 53,034.25     $2,039.87
37    $ 55,114.94     $2,080.67
38    $ 57,237.24     $2,122.28
39    $ 59,401.98     $2,164.73
40    $ 61,610.02     $2,208.02
41    $ 63,862.22     $2,252.18
42    $ 66,159.47     $2,297.22
43    $ 68,502.66     $2,343.16
44    $ 70,892.71     $2,390.02
45    $ 73,330.56     $2,437.82
46    $ 75,817.18     $2,486.58
47    $ 78,353.52     $2,536.31
48    $ 80,940.59     $2,587.04
49    $ 83,579.40     $2,638.78
50    $ 86,270.99     $2,691.56
51    $ 89,016.41     $2,745.39
52    $ 91,816.74     $2,800.30
53    $ 94,673.07     $2,856.31
54    $ 97,586.53     $2,913.44
55    $100,558.26     $2,971.71
56    $103,589.43     $3,031.14

FORM 8521

         $1000          $1,000
         ANNUAL        ONE TIME
YEAR  CONTRIBUTION   CONTRIBUTION
----  ------------   ------------
57    $106,681.22     $3,091.76
58    $109,834.84     $3,153.60
59    $113,051.54     $3,216.67
60    $116,332.57     $3,281.00
61    $119,679.22     $3,346.62
62    $123,092.81     $3,413.55
63    $126,574.66     $3,481.82

         $1000          $1,000
         ANNUAL        ONE TIME
YEAR  CONTRIBUTION   CONTRIBUTION
----  ------------   ------------
64    $130,126.16     $3,551.46
65    $133,748.68     $3,622.49
66    $137,443.65     $3,694.94
67    $141,212.53     $3,768.84
68    $145,056.78     $3,844.22
69    $148,977.91     $3,921.10
70    $152,977.47     $3,999.52

Neither the values, nor any earnings on the values in this variable annuity policy are guaranteed. To the extent that amounts are invested in the Fixed Accumulation Account of the insurer, the principal is guaranteed as well as interest at the guaranteed rate contained in the policy. For purposes of this projection, an annual earnings rate of 2% has been assumed. Withdrawals from the policy will incur a surrender charge for 6 years after amounts are deposited into the policy as follows: Year 1 - 6%, Year 2 - 6%, Year 3 - 5%, Year 4 - 4%, Year 5 - 2%, Year 6 - 1%. See "Surrender Charge" in this prospectus for further information regarding application of the surrender charge.

FORM 8521

                  STATEMENT OF ADDITIONAL INFORMATION CONTENTS

Custodian
Independent Registered Public Accounting Firm
Underwriter
Calculation of Money Market Yield
Total Return
Loans under Tax-Sheltered Annuities
Financial Statements

FORM 8521

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                        OHIO NATIONAL VARIABLE ACCOUNT A
                                       OF
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                                One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (513) 794-6514


                       STATEMENT OF ADDITIONAL INFORMATION

                                  May 1, 2005

This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Account A ("VAA") flexible purchase payment individual variable annuity contracts dated May 1, 2005. To get a free copy of the prospectus for VAA, write or call us at the above address.

                                Table of Contents

               Custodian . . . . . . . . . . . . . . . . . . . . . . . . .   2
               Independent Registered Public Accounting Firm . . . . . . .   2
               Underwriter . . . . . . . . . . . . . . . . . . . . . . . .   2
               Calculation of Money Market Yield . . . . . . . . . . . . .   3
               Total Return  . . . . . . . . . . . . . . . . . . . . . . .   3
               Loans Under Tax-sheltered Annuities . . . . . . . . . . . .   5
               Financial Statements










                              "ONCORE PREMIER VA"

CUSTODIAN

We have a custody agreement with U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, under which U.S. Bank holds custody of VAA's assets. The agreement provides for U.S. Bank to purchase Fund shares at their net asset value determined as of the end of the valuation period during which we receive the deposit. At our instruction, U.S. Bank redeems the Fund shares held by VAA at their net asset value determined as of the end of the valuation period during which we receive or make a redemption request. In addition, U.S. Bank keeps appropriate records of all of VAA's transactions in Fund shares.

The custody agreement requires U.S. Bank to always have aggregate capital, surplus and undivided profit of not less than $2 million. It does not allow U.S. Bank to resign until (a) a successor custodian bank having the above qualifications has agreed to serve as custodian, or (b) VAA has been completely liquidated and the liquidation proceeds properly distributed. Subject to these conditions, the custody agreement may be terminated by either us or U.S. Bank upon sixty days written notice. We pay U.S. Bank a fee for its services as custodian.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of Ohio National Variable Account A and The Ohio National Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG LLP covering the December 31, 2004 consolidated financial statements of The Ohio National Life Insurance Company and subsidiaries refers to the adoption of AICPA Statement of Position 03-1, Account and Reporting by Insurance
Enterprises for Certain Non-Traditional Long Duration Contracts and for
Separate Accounts, in 2004 and a change in the method of accounting for embedded reinsurance derivatives in 2003. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.

UNDERWRITER


We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. ("ONEQ"), a wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONEQ for contracts issued by VAA, and the amounts retained by ONEQ, for each of the last three years have been:

                 Aggregate         Retained
Year            Commissions       Commissions
----            -----------       -----------
2004             $57,887,088      $10,504,630
2003             $91,054,326      $12,995,595
2002             $80,193,871      $11,703,457


CALCULATION OF MONEY MARKET YIELD

The annualized current yield of the Money Market subaccount for the seven days ended on December 31, 2004, was 0.64%. This was calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, subtracting a hypothetical charge reflecting deductions from the contract, and dividing the difference by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7 (or 366/7 during a leap year). The result is rounded to the nearest hundredth of one percent.

TOTAL RETURN

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

                                         n
                                 P(1 + T)  = ERV

      where: P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.

In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts (May 1, 1998). This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. Note that, for purposes of these calculations, we convert the $30 annual contract administration charge to an annual percentage charge of 0.00%. This is based upon an average contract value of $54,600. There is no annual contract administration charge for contracts over $50,000. The effect of that charge on contracts with total value less than $50,000 would be to reduce the returns. The returns below assume surrender of the contract and deduction of the applicable surrender charge at the ends of the periods shown. However, these returns do not reflect any additional charges for optional additional benefit riders. If those charges were to apply, the returns below would be decreased accordingly.

The average annual total returns for the contracts from the inception of each Fund and for the one-, five- and ten-year periods ending on December 31, 2004 (assuming surrender of the contract then) are as follows:




                                                     Fund
                                                   Inception  Life of Fund   1 Yr.      5 Yr.     10 Yr.  Account     Since
                                                     Date                                                Inception* Inception*
ONCORE PREMIER
12/31/04
OHIO NATIONAL FUND, INC.
Money Market                                         7/31/80     4.69%      -6.39%      0.83%      2.53%  7/31/80     4.69%
Equity                                               1/14/71     8.32%       4.88%      0.62%      8.26%  1/14/71     8.32%
Bond                                                 11/2/82     6.48%      -1.58%      6.04%      6.11%  11/2/82     6.48%
Omni                                                 9/10/84     5.71%      -0.37%     -6.86%      2.75%  9/10/84     5.71%
S&P 500 Index                                         1/3/97     6.42%       2.78%     -4.92%       ---    1/3/97     6.42%
International                                        4/30/93     4.68%       5.41%    -10.09%      2.59%  4/30/93     4.68%
International Small Co                               3/31/95     7.38%      13.20%     -6.69%       ---   3/31/95     7.38%
Capital Appreciation                                 4/30/94    10.33%       4.94%      9.44%     10.58%  4/30/94    10.24%
Discovery                                            4/30/94    10.90%       3.40%     -7.57%      9.65%  4/30/94    10.90%
Aggressive Growth                                    3/31/95    -3.13%       1.45%    -14.49%       ---   3/31/95    -3.13%
Mid Cap Opportunity                                   1/3/97     9.69%       5.99%     -2.08%       ---    1/3/97     9.69%
Capital Growth                                        5/1/98     8.96%      12.05%    -11.18%       ---    5/1/98     8.96%
High Income Bond                                      5/1/98     3.65%       3.14%      4.67%       ---    5/1/98     3.65%
Blue Chip                                             5/1/98     1.01%       2.09%     -0.21%       ---    5/1/98     1.01%
Small Cap Growth                                      1/3/97     1.39%       3.90%    -12.31%       ---    1/3/97     1.39%
Nasdaq-100 Index                                      5/1/00   -19.10%       2.48%       ---        ---    5/1/00   -19.10%
Bristol                                               5/1/02     1.67%       1.12%       ---        ---    5/1/02     1.67%
Bryton                                                5/1/02    -3.22%       0.01%       ---        ---    5/1/02    -3.22%
Balanced Portfolio                                    5/3/04     6.26%       ----        ---        ---    5/3/04     6.26%
U.S. Equity Portfolio                                 5/3/04    10.03%       ----        ---        ---    5/3/04    10.03%
Covered Call Portfolio                                5/3/04     0.51%       ----        ---        ---    5/3/04     0.51%
THE DOW TARGET VARIABLE FUND LLC
Dow Target 10 - First Qtr                             1/4/99     1.05%      -4.22%      0.73%       ---    1/4/99     1.05%
Dow Target 10 - Second Qtr                            4/1/99     2.52%      -5.48%      2.37%       ---    4/1/99     2.52%
Dow Target 10 - Third Qtr                             7/1/99    -0.57%      -4.09%      1.67%       ---    7/1/99    -0.57%
Dow Target 10 - Fourth Qtr                           10/1/99     1.52%      -6.26%      3.07%       ---   10/1/99     1.52%
Dow Target 5 - First Qtr                              1/3/00     3.03%       3.16%       ---        ---    1/3/00     3.03%
Dow Target 5 - Second Qtr                             4/1/00     5.14%       3.43%       ---        ---    4/1/00     5.14%
Dow Target 5 - Third Qtr                              7/1/00     3.01%       0.37%       ---        ---    7/1/00     3.01%
Dow Target 5 - Fourth Qtr                            10/1/99     1.11%      -0.92%      4.37%       ---   10/1/99     1.11%
DREYFUS VARIABLE INVESTMENT FUND
(SERVICE SHARES)
Appreciation                                         12/31/00   -2.09%      -2.65%     -2.09%       ---    5/1/03     8.64%
FIDELITY VARIABLE INSURANCE PRODUCTS
(SERVICE CLASS 2 SHARES)
Contrafund                                           1/31/95    12.47%       7.56%     -0.15%       ---    5/1/00    -0.02%
Growth                                               10/9/86     9.32%      -4.31%     -8.94%      8.13%   5/1/00   -10.18%
Mid Cap                                              12/28/98   18.10%      16.93%     12.94%       ---    5/1/00     9.95%
Equity-Income                                        10/9/86     9.52%       3.69%      2.39%      9.61%  10/1/03    12.81%
GOLDMAN SACHS VARIABLE INSURANCE TRUST
Growth & Income                                      1/12/98     1.93%      11.15%      0.71%       ---    5/1/98    -0.44%
CORE U.S. Equity                                     2/13/98     2.67%       7.35%     -3.36%       ---    5/1/98     1.12%
Capital Growth                                       4/30/98     0.83%       1.58%     -6.10%       ---    5/1/98     0.77%
JANUS ASPEN SERIES (SERVICE SHARES)
Growth                                               9/13/93     6.85%      -3.24%    -10.34%      7.39%  4/30/98    -0.19%
International Growth                                  5/2/94     9.84%      11.04%     -7.15%     10.78%  4/30/98     3.39%
Worldwide Growth                                     9/13/93     9.19%      -2.92%    -10.87%      8.61%  4/30/98    -0.09%
Balanced                                             9/13/93    10.16%       0.79%     -0.29%     10.89%  4/30/98     5.86%
J.P. MORGAN SERIES TRUST II
JPMorgan Small Co                                     1/3/95     9.87%      19.41%      0.21%       ---    5/1/98     3.06%
JPMorgan Mid Cap Value                               9/28/01    16.45%      13.38%       ---        ---   11/1/01    16.52%
LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Small Cap                          11/4/97     7.62%       7.30%     11.44%       ---    7/1/99     8.98%
Lazard Retirement Emerging Markets                   11/4/97     4.35%      22.78%      4.27%       ---    7/1/99     6.70%
MFS VARIABLE INSURANCE TRUST (SERVICE CLASS
SHARES)
New Discovery                                         5/1/00    -5.11%      -1.26%       ---        ---   11/1/01     0.95%
Investors Growth Stock                                5/1/00   -10.58%       1.48%       ---        ---   11/1/01    -1.54%
Mid Cap Growth                                        5/1/00    -9.02%       6.80%       ---        ---   11/1/01    -3.25%
Total Return                                          5/1/00     5.46%       3.49%       ---        ---   11/1/01     4.77%
PIMCO (ADMINISTRATIVE CLASS SHARES)
Real Return                                          9/30/99     9.53%       1.41%      9.99%       ---    8/1/02     7.06%
Total Return                                         12/31/97    4.98%      -2.56%      5.68%       ---    8/1/02     2.70%
Global Bond                                          1/10/02    12.29%       3.07%       ---        ---    8/1/02    10.20%
THE PRUDENTIAL SERIES FUND, INC. (CLASS II
SHARES)
Jennison 20/20                                        5/3/99     2.75%       7.78%     -0.44%       ---    1/3/00     0.48%
Jennison                                             4/25/95     6.77%       1.71%    -10.06%       ---    1/3/00    -9.05%
ROYCE CAPITAL FUND
Micro-Cap                                            12/27/96   15.04%       6.27%     15.46%       ---    5/1/03    31.96%
Small-Cap                                            12/27/96   14.13%      17.22%     18.64%       ---    5/1/03    35.47%
SALOMON BROTHERS VARIABLE SERIES FUNDS
INC (CLASS I SHARES)
All Cap                                              2/17/98     8.78%       0.81%      4.54%       ---    5/1/98     7.59%
Total Return                                         2/17/98     2.91%       1.23%      2.87%       ---    5/1/98     2.32%
Investors                                            2/17/98     4.94%       2.85%      2.62%       ---    5/1/98     3.92%
UBS SERIES TRUST (CLASS I SHARES)
U.S. Allocation                                      9/28/98     3.74%       2.85%     -3.32%       ---    7/1/99    -1.99%
(VAN KAMPEN) THE UNIVERSAL INSTITUTIONAL
FUNDS, INC. (CLASS II SHARES)
Core Plus Fixed Income                                5/1/03     7.09%      -3.37%       ---        ---    5/1/03     7.09%
U.S. Real Estate                                      5/1/03    35.23%      28.19%       ---        ---    5/1/03    35.23%

* Account inception is the date the portfolio became part of Variable Account A. Since inception is the annualized return since that date.

                                                                                  From      Returns in   Inception
                                             1 Year     5 Year       10 Year      Fund          VAA         Date
                                                                                  Inception
THE DOW TARGET
Dow Target 10 - First Qtr                    17.52%        n/a          n/a         0.70%       0.70%       1/4/99
Dow Target 10 - Second Qtr                   20.59%        n/a          n/a         2.75%       2.75%       4/1/99
Dow Target 10 - Third Qtr                    16.75%        n/a          n/a        -1.35%      -1.35%       7/1/99
Dow Target 10 - Fourth Qtr                   16.11%        n/a          n/a         1.73%       1.73%      10/1/99
Dow Target 5 - First Qtr                     11.90%        n/a          n/a         1.03%       1.03%       1/1/00
Dow Target 5 - Second Qtr                    15.55%        n/a          n/a         3.50%       3.50%       4/1/00
Dow Target 5 - Third Qtr                      7.30%        n/a          n/a         1.49%       1.49%       7/1/00
Dow Target 5 - Fourth Qtr                    11.90%        n/a          n/a        -0.04%      -0.04%      10/1/99
DREYFUS (FAYEZ SAROFIM)
Appreciation                                 13.13%        n/a          n/a        -3.98%      10.95%     12/31/99
FIDELITY (SERVICE CLASS 2 SHARES)
Contrafund                                   20.43%       1.35%         n/a        12.35%      -3.81%      1/31/95
Growth                                       24.71%      -3.46%        7.77%        9.78%     -13.68%     10/31/86
Mid Cap                                      30.34%      17.03%         n/a        17.03%       6.77%     12/31/98
Equity-Income                                21.93%       1.39%        9.17%        9.50%       2.08%     10/15/03
GOLDMAN SACHS
Growth & Income                              16.64%      -1.72%         n/a        -0.60%      -3.67%      1/12/98
CORE U.S. Equity                             21.69%      -1.80%         n/a         0.79%      -1.26%      2/12/98
Capital Growth                               16.03%      -3.11%         n/a        -0.50%      -0.32%      4/30/98
JANUS ASPEN SERIES (SERVICE SHARES)
Growth                                       23.68%      -4.30%        7.23%        7.26%     -16.02%      9/13/93
International Growth                         26.68%       1.06%         n/a         9.12%     -15.29%       5/2/94
Worldwide Growth                             15.97%      -2.28%        8.32%        9.80%     -16.75%      9/13/93
Balanced                                      6.15%       2.84%       10.17%       10.49%      -2.66%      9/13/93
J.P. MORGAN
JPMorgan Small Co                            28.10%       2.84%         n/a         8.26%      -0.58%       1/3/95
JPMorgan Mid Cap Value                       21.84%        n/a          n/a        14.56%      15.10%      9/28/01
LAZARD
Lazard Retirement Small Cap                  29.33%       9.45%         n/a         6.73%       9.42%      11/4/97
Lazard Retirement Emerging Markets           44.83%       7.55%         n/a         0.85%       3.91%      11/3/97
MFS
New Discovery                                25.59%        n/a          n/a        -8.34%      -0.13%       5/1/00
Investors Growth Stock                       14.91%        n/a          n/a       -15.86%      -3.90%       5/1/00
Mid Cap Growth                               28.72%        n/a          n/a       -15.13%      -8.20%       5/1/00
Total Return                                  8.40%        n/a          n/a         3.86%       3.16%       5/1/00
PIMCO
Real Return                                   1.35%        n/a          n/a         9.84%       6.03%      9/30/99
Total Return                                 -2.41%       4.54%         n/a         5.11%       1.74%     12/31/97
Global Bond                                   6.86%        n/a          n/a        13.33%      10.33%      1/10/02
PRUDENTIAL
Jennison 20/20                               21.02%        n/a          n/a         0.29%      -4.34%       5/2/99
Jennison                                     21.82%      -5.81%         n/a         6.66%     -14.87%      4/24/95
ROYCE
Micro-Cap                                    41.11%      17.27%         n/a        15.44%      17.79%     12/31/96
Small-Cap                                    33.15%      14.58%         n/a        12.89%      41.59%     12/31/96
SALOMON BROTHERS
All Cap                                      31.12%       7.11%         n/a         9.00%       7.60%      2/17/98
Total Return                                  8.32%       1.29%         n/a         2.04%       1.27%      2/17/98
Investors                                    24.51%       2.86%         n/a         4.15%       2.97%      2/17/98
UBS SERIES TRUST
Tactical Allocation                          19.61%      -1.79%         n/a         2.62%       4.79%      9/29/98
VAN KAMPEN (CLASS II SHARES)
Core Plus Fixed Income                         n/a         n/a          n/a        -4.87%      -4.87%       5/2/03
U.S. Real Estate                               n/a         n/a          n/a        21.77%      21.77%       5/1/03

     The "Returns in VAA" are the standardized total returns from the time these Funds were added to VAA through December 31, 2004. The Goldman Sachs Variable, Janus Aspen Series, J.P. Morgan Small Company Portfolio, and Salomon Brothers Variable Funds were added to VAA May 1, 1998. The
     Dow Target 10 series was added to VAA beginning January 1, 1999. The Dow Target 5 series was added to VAA beginning September 1, 1999. The Lazard Retirement Series Funds were added to VAA May 1, 1999. The UBS Series Trust was added to VAA July 1, 1999. The Prudential Series Fund was added January 3, 2000. The Janus Aspen Series Service Shares, and VIP funds were added to VAA May 1, 2000. The J.P. Morgan Mid Cap Value Portfolio and MFS Variable Insurance Trust were added to VAA November 1, 2001. PIMCO Variable Insurance Trust portfolios were added to VAA August 1, 2002. Dreyfus Variable Investment, Royce Capital and Van Kampen Universal Institutional (Class II) Funds were added May 1, 2003. The Fidelity VIP Equity-Income portfolio was added October 1, 2003. The Ohio National End Balanced, U.S. Equity and Covered Call portfolios were added May 1, 2004.



LOANS UNDER TAX-SHELTERED ANNUITIES

Contracts issued as tax-sheltered annuities under plans qualifying under Section 403(b) of the Code, and allowing for voluntary contributions only, are eligible for loans secured by a security interest in the contract. A loan must be for at least $1,000 and may only be made from the Guaranteed Account. The loan amount is limited by the maximum loan formula described in your contract.

We charge an annual effective rate of interest up to 7%. You must generally repay your loans within 5 years (or 20 years if you use the loan to purchase your primary home).

The amount of the death benefit, the amount payable on a full surrender and the amount that will be applied to provide an annuity will all be reduced by your loan balance, including accrued interest.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                        Consolidated Financial Statements

                           December 31, 2004 and 2003

     (With Report of Independent Registered Public Accounting Firm Thereon)

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
The Ohio National Life Insurance Company:

We have audited the accompanying consolidated balance sheets of The Ohio National Life Insurance Company (a wholly owned subsidiary of Ohio National Financial Services, Inc.) and subsidiaries (collectively, the Companies) as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2004. These consolidated financial statements are the responsibility of the Companies' management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Ohio National Life Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in note 2(m) to the consolidated financial statements, effective January 1, 2004, the Companies adopted Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long-Duration Contracts and for Separate Accounts. Also, as discussed in note 2(m) to the consolidated financial statements, the Companies changed their method of accounting for embedded reinsurance derivatives in 2003.

March 28, 2005

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                           Consolidated Balance Sheets

                           December 31, 2004 and 2003

                  (Dollars in thousands, except share amounts)

                                                                                       2004                 2003
                                                                                   ------------         -----------
                           ASSETS

Investments (notes 5, 10, and 11):
   Securities available-for-sale, at fair value:
     Fixed maturities                                                              $  6,718,615           6,247,095
     Equity securities                                                                   16,244                 909
   Fixed maturities held-to-maturity, at amortized cost                                 618,628             649,192
   Trading securities, at fair value:
     Reinsurance portfolio                                                                6,364             656,817
     Seed money                                                                           7,321                  --
   Mortgage loans on real estate, net                                                 1,200,919           1,212,737
   Real estate, net                                                                       8,654               9,138
   Policy loans                                                                         189,608             184,264
   Other long-term investments                                                           13,518              47,522
   Short-term investments                                                                10,703                  --
                                                                                   ------------         -----------
        Total investments                                                             8,790,574           9,007,674
Cash                                                                                     41,859              88,821
Accrued investment income                                                                98,847             110,350
Deferred policy acquisition costs                                                       643,809             603,363
Reinsurance recoverable (note 16)                                                     1,227,363             918,429
Other assets (note 8)                                                                    52,063              16,781
Assets held in Separate Accounts (note 10)                                            2,861,577           2,272,362
                                                                                   ------------         -----------
        Total assets                                                               $ 13,716,092          13,017,780
                                                                                   ============         ===========
          LIABILITIES AND STOCKHOLDER'S EQUITY

Future policy benefits and claims (note 6)                                         $  9,047,697           8,488,912
Policyholders' dividend accumulations                                                    57,584              58,295
Other policyholder funds                                                                 39,444              35,342
Notes payable (net of unamortized discount of $472 in 2004 and
   $505 in 2003) (note 7)                                                                99,528             134,495
Federal income taxes (note 9):
   Current                                                                               17,387               6,226
   Deferred                                                                             123,654              72,924
Other liabilities                                                                       164,554             830,527
Liabilities related to Separate Accounts (note 10)                                    2,861,577           2,261,434
                                                                                   ------------         -----------
        Total liabilities                                                            12,411,425          11,888,155
                                                                                   ------------         -----------
Commitments and contingencies (notes 9, 11, 15 and 16)

Stockholder's equity (notes 3 and 13):
   Class A common stock, $1 par value. Authorized,
     issued, and outstanding 10,000,000 shares                                           10,000              10,000
   Additional paid-in capital                                                           162,939             149,976
   Accumulated other comprehensive income                                               153,499              75,614
   Retained earnings                                                                    978,229             894,035
                                                                                   ------------         -----------
        Total stockholder's equity                                                    1,304,667           1,129,625
                                                                                   ------------         -----------
        Total liabilities and stockholder's equity                                 $ 13,716,092          13,017,780
                                                                                   ============         ===========

See accompanying notes to consolidated financial statements.

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                       Consolidated Statements of Income

                 Years ended December 31, 2004, 2003, and 2002

                             (Dollars in thousands)

                                                                       2004         2003         2002
                                                                    -----------  ----------    --------
Revenues:
   Traditional life insurance premiums                              $   162,789     138,669     127,675
   Annuity premiums and charges                                          48,106      44,968      42,256
   Universal life policy charges                                         83,918      76,110      69,777
   Accident and health insurance premiums                                20,611      17,139      20,210
   Investment management fees                                             5,144       4,224       4,137
   Change in value of trading portfolio                                 (30,860)     31,267          --
   Change in value of reinsurance derivatives
     (notes 2(m) and 16)                                                 31,083      11,423          --
   Net investment income (note 5)                                       565,775     546,864     461,442
   Net realized losses on investments (note 5)                          (24,109)     (3,350)    (64,164)
   Other income                                                          32,987      24,295      17,822
                                                                    -----------  ----------    --------
                                                                        895,444     891,609     679,155
                                                                    -----------  ----------    --------
Benefits and expenses:
   Benefits and claims                                                  515,268     475,250     428,029
   Provision for policyholders' dividends on
     participating policies                                              31,003      31,331      30,498
   Amortization of deferred policy acquisition costs
     excluding impact of realized losses                                 76,032      64,050      67,483
   Amortization of deferred policy acquisition costs
     due to realized losses                                              (2,480)     (2,663)    (11,915)
   Other operating costs and expenses (note 12)                         103,583      99,425      92,723
                                                                    -----------  ----------    --------
                                                                        723,406     667,393     606,818
                                                                    -----------  ----------    --------
        Income before Federal income taxes and
          cumulative effect of change in accounting
          principle                                                     172,038     224,216      72,337
                                                                    -----------  ----------    --------
Federal income taxes (note 9):
   Current expense                                                       50,495      42,583      16,072
   Deferred expense                                                       7,847      31,010       6,176
                                                                    -----------  ----------    --------
                                                                         58,342      73,593      22,248
                                                                    -----------  ----------    --------
        Income before cumulative effect of change
          in accounting principle                                       113,696     150,623      50,089
                                                                    -----------  ----------    --------
Cumulative effect of change in accounting
   principle, net of tax (notes 2(m) and 9)                                 498     (27,797)         --
                                                                    -----------  ----------    --------
        Net income                                                  $   114,194     122,826      50,089
                                                                    ===========  ==========    ========

See accompanying notes to consolidated financial statements.

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

           Consolidated Statements of Changes in Stockholder's Equity

                 Years ended December 31, 2004, 2003, and 2002

                             (Dollars in thousands)

                                                                                  ACCUMULATED
                                                                ADDITIONAL           OTHER                              TOTAL
                                                 COMMON          PAID-IN         COMPREHENSIVE       RETAINED       STOCKHOLDER'S
                                                 STOCK           CAPITAL            INCOME           EARNINGS          EQUITY
                                              -----------       ----------       -------------       ---------      -------------
2002:
   Balance, beginning of year                 $    10,000            3,976              50,461         729,120          793,557
   Capital contribution from parent (note 13)          --           50,000                  --              --           50,000

   Comprehensive income:
     Net income                                        --               --                  --          50,089           50,089
     Other comprehensive income (note 4)               --               --                 377              --              377
                                                                                                                      ---------
        Total comprehensive income                                                                                       50,466
                                              -----------       ----------       -------------       ---------        ---------
   Balance, end of year                       $    10,000           53,976              50,838         779,209          894,023
                                              ===========       ==========       =============       =========        =========
2003:
   Balance, beginning of year                 $    10,000           53,976              50,838         779,209          894,023
   Capital contribution from parent (note 13)          --           96,000                  --              --           96,000
   Dividends to stockholder (note 13)                  --               --                  --          (8,000)          (8,000)

   Comprehensive income:
     Net income                                        --               --                  --         122,826          122,826
     Other comprehensive income (note 4)               --               --              24,776              --           24,776
                                                                                                                      ---------
        Total comprehensive income                                                                                      147,602
                                              -----------       ----------       -------------       ---------        ---------
   Balance, end of year                       $    10,000          149,976              75,614         894,035        1,129,625
                                              ===========       ==========       =============       =========        =========
2004:
   Balance, beginning of year                 $    10,000          149,976              75,614         894,035        1,129,625
   Capital contribution from parent (note 13)          --           12,963                  --              --           12,963
   Dividends to stockholder (note 13)                  --               --                  --         (30,000)         (30,000)

   Comprehensive income:
     Net income                                        --               --                  --         114,194          114,194
     Other comprehensive income (note 4)               --               --              77,885              --           77,885
                                                                                                                      ---------
        Total comprehensive income                                                                                      192,079
                                              -----------       ----------       -------------       ---------        ---------
   Balance, end of year                       $    10,000          162,939             153,499         978,229        1,304,667
                                              ===========       ==========       =============       =========        =========

See accompanying notes to consolidated financial statements.

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                     Consolidated Statements of Cash Flows

                 Years ended December 31, 2004, 2003, and 2002

                             (Dollars in thousands)

                                                                               2004                 2003             2002
                                                                           --------------        ----------       -----------
Cash flows from operating activities:
   Net income                                                              $      114,194           122,826            50,089
   Adjustments to reconcile net income to net cash provided by (used in)
     operating activities:
        Proceeds from sale of fixed maturities trading                            629,870                --                --
        Cost of fixed maturities trading acquired                                 (17,599)               --                --
        Capitalization of deferred policy acquisition costs                      (147,012)         (178,011)         (132,655)
        Amortization of deferred policy acquisition costs                          73,552            61,387            55,566
        Amortization and depreciation                                               7,670               205            (2,983)
        Realized losses on invested assets, net                                    24,109             3,350            64,164
        Change in value of trading securities                                      30,860           (31,267)               --
        Deferred federal income tax expense                                         7,847            31,010             6,176
        Cumulative effect of change in accounting principle                          (498)           27,797                --
        Change in value of reinsurance derivatives                                (31,083)          (11,423)               --
        Decrease (increase) in accrued investment income                           11,503           (13,676)          (13,233)
        (Increase) decrease in other assets                                       (75,110)          (10,521)            8,840
        Net increase (decrease) in Separate Accounts                               10,928              (215)            5,438
        Increase (decrease) in policyholder account balances                      129,931           (68,484)           41,466
        (Decrease) increase in policyholders' dividend
          accumulations and other funds                                            (2,715)              652               567
        Increase (decrease) in current federal income tax payable                  11,161            10,210           (21,231)
        (Decrease) increase in other liabilities                                 (355,347)          (48,740)           51,917
        Other, net                                                                 (3,231)           12,821            (1,783)
                                                                           --------------        ----------       -----------
             Net cash provided by (used in) operating activities                  419,030           (92,079)          112,338
                                                                           --------------        ----------       -----------
Cash flows from investing activities:
   Proceeds from maturity of fixed maturities available-for-sale                   56,508            31,595            38,644
   Proceeds from sale of fixed maturities available-for-sale                      920,058         1,056,320         1,707,319
   Proceeds from sale of equity securities                                             15             1,026            49,831
   Proceeds from maturity of fixed maturities held-to-maturity                    113,867           155,611           140,359
   Proceeds from the sale of held-to-maturity securities                            9,936                --            12,130
   Proceeds from repayment of mortgage loans on real estate                       161,044           131,600           140,320
   Proceeds from sale of real estate                                                  543            38,280               346
   Cost of fixed maturities available-for-sale acquired                        (1,316,910)       (2,429,285)       (3,303,869)
   Cost of equity securities acquired                                             (14,755)               (5)               --
   Cost of fixed maturities held-to-maturity acquired                             (93,827)         (116,153)          (89,938)
   Cost of mortgage loans on real estate acquired                                (152,107)         (230,603)         (193,164)
   Cost of real estate acquired                                                      (252)             (121)           (1,105)
   Change in policy loans, net                                                     (5,344)           (5,006)             (617)
   Change in other invested assets, net                                            37,831            11,092           (27,482)
                                                                           --------------        ----------       -----------
             Net cash used in investing activities                               (283,393)       (1,355,649)       (1,527,226)
                                                                           --------------        ----------       -----------
Cash flows from financing activities:
   Universal life and investment product account deposits                       1,863,090         2,698,722         2,497,919
   Universal life and investment product account withdrawals                   (1,969,986)       (1,350,131)       (1,220,133)
   Capital contribution from parent                                                    --            96,000            50,000
   Dividends paid to parent                                                       (30,000)           (8,000)               --
   Debt repayment                                                                 (35,000)               --                --
                                                                           --------------        ----------       -----------
             Net cash (used in) provided by financing activities                 (171,896)        1,436,591         1,327,786
                                                                           --------------        ----------       -----------
             Net decrease in cash and cash equivalents                            (36,259)          (11,137)          (87,102)

Cash and cash equivalents, beginning of year                                       88,821            99,958           187,060
                                                                           --------------        ----------       -----------
Cash and cash equivalents, end of year                                     $       52,562            88,821            99,958
                                                                           ==============        ==========       ===========
Supplemental disclosure:

   Federal income taxes paid                                               $       40,947            39,500            39,500
                                                                           ==============        ==========       ===========
   Interest paid on notes payable                                          $        9,683            11,106            11,106
                                                                           ==============        ==========       ===========

See accompanying notes to consolidated financial statements.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

(1) ORGANIZATION, CONSOLIDATION POLICY, AND BUSINESS DESCRIPTION

      The Ohio National Life Insurance Company (ONLIC) is a stock life insurance company. Ohio National Life Assurance Corporation (ONLAC) is a wholly owned stock life insurance subsidiary included in the consolidated financial statements. ONLIC also owns 51% of SMON Holdings, Inc. (SMON). SMON is a holding company formed in New York during 2002 by Ohio National Financial Services, Inc. (ONFS) and Security Mutual Life Insurance Company of New York (SML) to acquire National Security Life and Annuity Company (NSLAC), formerly known as First ING Life Insurance Company of New York. During 2004, ONFS contributed its ownership share in SMON to ONLIC. Also during 2004, ONLIC began including the activity of SMON in its consolidated results. ONLIC and its subsidiaries are collectively referred to as the "Company". All significant intercompany accounts and transactions have been eliminated in consolidation.

      On February 12, 1998, ONLIC's Board of Directors approved a plan of reorganization (Reorganization) for the Company under the provision of Sections 3913.25 to 3913.38 of the Ohio Revised Code relating to mutual insurance holding companies. The Reorganization was approved by the Company's policyholders and by the Ohio Department of Insurance (Department) and became effective on August 1, 1998 (Effective Date). As part of the Reorganization (see note 2(l)), ONLIC became a stock company 100% owned by ONFS. ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (ONMH), an Ohio mutual holding company.

      ONLIC and ONLAC are life and health insurers licensed in 47 states, the District of Columbia and Puerto Rico. The Company offers a full range of life, health, and annuity products through independent agents and other distribution channels and is subject to competition from other insurers throughout the United States. The Company is subject to regulation by the insurance departments of states in which it is licensed and undergoes periodic examinations by those departments.

      NSLAC is licensed in 18 states and the District of Columbia and markets a portfolio of variable life insurance and variable annuity products through its general agency system.

      The following is a description of the most significant risks facing life and health insurers and how the Company mitigates those risks:

            LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to protect or benefit policyholders that reduce insurer profits, new legal theories or insurance company insolvencies (through guaranty fund assessments) may create costs for the insurer beyond those recorded in the consolidated financial statements. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

CREDIT RISK is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy that includes adequate diversification of the investment portfolio, by maintaining reinsurance and credit and collection policies and by closely monitoring the credit worthiness of investees and reinsurers and taking prompt actions as necessary.

INTEREST RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for nonconformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

CONCENTRATION RISK is the risk that arises from the Company's reliance upon certain key business relationships. As a result of significant fixed annuity sales, two types of concentration risk have arisen. First, the distribution of these products is highly concentrated among a few key institutional producers. The Company's largest distributor of fixed annuities contributed approximately 41% of total fixed annuity deposits in 2004 and approximately 72% of total fixed annuity deposits in 2003. A change in the status of the Company's relationship with the largest producer would, at a minimum, require time and effort on the Company's behalf to replace the stream of new assets. Some of the new production exposure risk is mitigated by the use of reinsurance. Each reinsurance contract covers up to 1 1/2 years of new annuity issuances. As such, with each new reinsurance contract the Company has the ability to retain a larger share of a reduced production number, thereby preventing the Company's total new business retention from dropping directly proportional to a decline in direct sales.

Based on policyholder account balances, the Company's largest distributor accounted for approximately 40% and 64% of total fixed annuity reserves as of December 31, 2004 and 2003, respectively. It is possible that a change in the Company's relationship with this distributor could result in the loss of existing business and a large outflow of the Company's general account assets along with the subsequent loss of the investment spread earned on those assets.

Second, in order to minimize statutory capital strain related to the large increase in fixed annuity sales, the Company has entered into various coinsurance arrangements. The Company has limited its relationships under this type of arrangement to only a few, select reinsurers. If the Company is unable to continue to negotiate acceptable coinsurance arrangements in the future, we could be required to limit future annuity sales, seek additional capital, or both.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

EQUITY MARKET RISK is the risk of loss due to declines in the equity markets that the Company participates in. The Company's primary equity risk relates to the Company's individual variable annuity contracts which offer guaranteed minimum death benefit (GMDB) features. The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount. The specified amount may be based on the premiums paid, a contract value on a specified anniversary date or premiums paid increased by an annual interest rate factor, all of which are adjusted for amounts withdrawn. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract, will increase the net amount at risk (the GMDB in excess of the contract value), which could result in additional GMDB claims.

As of December 31, 2004, direct GMDB reserves were $6.0 million, ceded GMDB reserves were $4.0 million and net GMDB reserves were $2.0 million. As of December 31, 2003, direct GMDB reserves were $4.4 million, ceded GMDB reserves were $3.2 million and net GMDB reserves were $1.2 million.

The total amount at risk under GMDB guarantees is determined by comparing each contract's account value at the end of the year to the GMDB amount. The total amount at risk under GMDB features as of December 31, 2004 was $102 million, of which $94 million was reinsured, with a net amount at risk of $8 million. The total amount at risk under GMDB features as of December 31, 2003 was $176 million, of which $125 million was reinsured, with a net amount at risk of $51 million. All Separate Account assets associated with these contracts are invested in shares of various mutual funds offered by the Company and its sub advisors. The weighted averaged attained age of GMDB contract holders at December 31, 2004 was 63.

A significant source of revenues for the Company is derived from asset fees, which are calculated as a percentage of Separate Account assets. Thus, losses in the equity markets, unless offset by additional sales of variable products, will result in corresponding decreases in Separate Account assets and asset fee revenue.

REINSURANCE RISK is the risk that the Company will experience a decline in the availability of financially stable reinsurers for its ongoing business needs. The Company has entered into reinsurance contracts to cede a portion of its general account life, annuity and health business. Total amounts recoverable under these reinsurance contracts include ceded reserves, paid and unpaid claims, and certain other amounts, which totaled $1,227,363 as of December 31, 2004. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the contract holder. Under the terms of the annuity coinsurance contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the treaty value of which must at all times be greater than or equal to 103% of the reinsured reserves, as outlined in each of the underlying treaties. Generally, treaty value is defined as amortized cost. However, for any bond that falls below investment grade, treaty value is defined as fair value.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP), which differ from statutory accounting practices prescribed or permitted by regulatory authorities (see note 3).

      (a) VALUATION OF INVESTMENTS, RELATED GAINS AND LOSSES, AND INVESTMENT INCOME

            Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities related to our funds withheld reinsurance arrangements are classified as trading and are stated at fair value, with the unrealized gains and losses included in the accompanying consolidated statements of income. During 2004, ONLIC's funds withheld reinsurance agreement was converted to coinsurance and the related fixed maturity securities were returned to the reinsurer. The remaining reinsurance portfolio at December 31, 2004 was attributable to NSLAC. Beginning in 2004, pursuant to the Company's adoption of Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1), the mutual fund shares that comprised Separate Account seed money were classified as general account trading securities and stated at fair value, with the unrealized gains and losses included in the accompanying consolidated statements of income. Prior to 2004, seed money was reported as a component of Separate Account assets. Fixed maturity securities not classified as held-to-maturity or trading and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, future policy benefits and claims and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in stockholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required if such unrealized gains had been realized and the proceeds reinvested at then current market interest rates, which were lower than the existing effective portfolio rate.

            The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "internal pricing matrix" is most often used. The internal pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for the bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                  Notes to Consolidated Financial Statements .

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

            mortgage-backed and asset-backed securities, qualified company representatives determine the fair value using other modeling techniques, primarily a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2004, 82.5% of the fair values of fixed maturity securities were obtained from independent pricing services, 16.8% from the Company's pricing matrices and 0.7% from other sources.

            For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

            Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, at the fair value of the collateral less estimated costs to sell, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired as of the balance sheet date are placed on nonaccrual status. Cash receipts on nonaccrual status mortgage loans on real estate are included in interest income in the period received.

            Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances.

            Realized gains and losses on the sale of investments are determined on the basis of specific security identification on the trade date. Any capital gains occurring in the Closed Block (see note 2(l)) portfolio are offset by increases in the deferred policyholder obligation for that group of policies. Estimates for valuation allowances and other-than-temporary declines of the fair value of invested assets are included in realized gains and losses on investments.

            Management regularly reviews its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, the length of time the security's fair value has been below amortized cost or cost, and by how much, specific credit issues related to the issuer, and current economic conditions. Also, the Company estimates the cash flows over the life of certain purchased beneficial interests in the securitized financial assets. Based on current information and events, if the Company estimates that the fair value of its beneficial interest is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

            other-than-temporary impairment (OTI) is recognized and the purchased beneficial interest is written down to fair value. OTI losses result in a permanent reduction of the cost basis of the underlying investment. OTI losses on mortgage backed securities result in the effective yield on an impaired security being revised to current prevailing rates and estimated cash flows. Dividends are recorded on the ex-dividend date and interest is accrued as earned.

      (b)   REVENUES AND BENEFITS

            Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life, and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

            Investment Products and Universal Life Insurance Products:
            Investment products consist primarily of individual and group variable and fixed deferred annuities, annuities without life contingencies and guaranteed investment contracts. Universal life insurance products include universal life, variable universal life and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net interest margins, cost of insurance charges, policy administration charges and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to charges assessed on investment contracts and universal life contracts are determined based upon the nature of such charges. All charges are assessed on a daily, monthly or annual basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs, and interest credited to policy account balances.

            Accident and Health Insurance Products: Accident and health insurance premiums are recognized as revenue in accordance with the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

      (c) DEFERRED POLICY ACQUISITION COSTS (DAC) AND CAPITALIZED SALES INDUCEMENTS

            The recoverable costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been capitalized. For traditional nonparticipating life insurance products, DAC is predominantly being amortized with interest over the premium paying period of the related policies in proportion to premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. For traditional participating life insurance products,

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

            DAC is being amortized in proportion to gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, expected policyholder dividends, and the increase in reserve for future policy benefits. For investment and universal life products, DAC is being amortized with interest over the lives of the policies in relation to the present value of the estimated future gross profits from projected interest margins, cost of insurance charges, policy administration charges, and surrender charges. DAC for participating life and investment and universal life business is adjusted to reflect the impact of unrealized gains and losses on the related fixed maturity securities available-for-sale (see note 2(a)).

            The Company's long-term assumption for net separate account performance is 8.59%, a blend of expected returns from stock, money market and bond funds after deductions for policy charges. Prior to 2002, actual net separate account performance had no immediate effect on assumptions of future projected performance. Beginning in 2002, the Company began to assume that the level of separate account assets resulting from market performance would revert, over a three year period, to the level expected if the long-term assumed trend rate had applied. This refinement to the estimation of long-term returns is commonly referred to as a reversion to the mean. The Company's policy regarding the reversion to the mean process does not permit projected returns to be below 2.72% or in excess of 16.65% during the three-year reversion period.

            Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization. Any resulting DAC unlocking adjustments are reflected currently in the consolidated statements of income.

            The Company offers certain sales inducements to contract holders. Sales inducements are product features that enhance the investment yield on a contract. The Company utilizes the following sales inducements: day-one bonuses, which increase the account value at inception, and enhanced yield options which credit interest for a specified period in excess of rates currently being offered for other similar contracts. Pursuant to SOP 03-1, these sales inducement costs are deferred and amortized using the same methodology and assumptions used to amortize capitalized acquisition costs.

      (d)   SEPARATE ACCOUNTS

            Separate Account assets and liabilities represent contractholders' funds, which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed. Prior to 2004, the consolidated balance sheets

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

            reported shares of Separate Account seed money as a component of Separate Account assets. During 2004, as a result of the Company's adoption of SOP 03-1, Separate Account seed money was reclassified as a general account trading security (see note 2(a)).

            The variable annuities that comprise the Separate Account generally provide an incidental death benefit of the greater of account value or minimum guaranteed death benefit. In 1998 the Company began offering a policy with a minimum guaranteed death benefit that is adjusted every three years to the current account value adjusted for withdrawals on a pro rata basis. Riders are available that provide for a one year adjustment to the current account value, and a guaranteed minimum death benefit increased at 6% per year with a cap at twice the purchase amount, adjusted for any withdrawals prior to death.

            In 2001, the Company began selling enhanced benefits riders. These provide for an additional death benefit up to 40% of the excess of
            (a) the account value before any additional death benefits or other riders over (b) the contract basis. At no time will the additional death benefit exceed $1 million.

            The Company's GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

            In 2002, the Company began selling a guaranteed minimum income benefit (GMIB) rider. This rider, which is issued through age 80, provides for a guaranteed minimum fixed income in the form of a monthly annuity. The monthly income is determined by applying a guaranteed income base to the annuity tables in the rider. The guaranteed income base is the greater of (a) the premiums increased at 6% per year (4% for rider issue ages 76-80) until age 85, with adjustment for withdrawals or (b) the highest contract anniversary value prior to age 85. The amount for the latter during a period between contract anniversaries is determined by increasing the previous anniversary value by additional premiums and adjusting it, on a pro rata basis, for withdrawals. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

            In 2003, the Company began selling a guaranteed minimum account benefit (GMAB) rider, in which the account value on the tenth anniversary will not be less than the remaining initial premium. A GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in future policy benefits and claims. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

            cash flows, incorporating numerous assumptions, including but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

            In 2004 the Company began selling two versions of a guaranteed minimum withdrawal benefit (GMWB) riders that guarantee, in the case of one version, 7% and in the alternate version 8%, withdrawals of the premium per year for 10 years and at the tenth anniversary, the account value will not be less than the remaining premium. A GMWB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in future policy benefits and claims. The fair value of GMWB embedded derivative is calculated based on actuarial assumptions related to projected benefit cash flows, incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

      (e)   FUTURE POLICY BENEFITS

            Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields, and withdrawals which were used or which were being experienced at the time the policies were issued (see note 6).

            Future policy benefits for investment products in the accumulation phase, universal life insurance products and variable universal life insurance products have been calculated based on participants' contributions plus interest credited less applicable contract charges (see note 6).

      (f)   PARTICIPATING BUSINESS

            Participating business represents approximately 9%, 8%, and 9% of the Company's ordinary life insurance in force as of December 31, 2004, 2003, and 2002, respectively. The provision for policyholders' dividends is based on current dividend scales.

      (g)   REINSURANCE CEDED

            Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

      (h)   FEDERAL INCOME TAXES

            The Company is included as part of the consolidated Federal income tax return of its ultimate parent, ONMH. The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

            method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

            The Company provides for Federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for Federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for Federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service or the tax courts.

      (i)   CASH EQUIVALENTS

            For purposes of the consolidated statements of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

      (j)   USE OF ESTIMATES

            In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

            The estimates susceptible to significant change are those used in determining the balance, amortization and recoverability of deferred policy acquisition costs, the liability for future policy benefits and claims, contingencies, Federal income taxes, valuation allowances for mortgage loans on real estate, and impairment losses on investments. Although some variability is inherent in these estimates, management believes the amounts provided are appropriate.

      (k)   INVESTMENT MANAGEMENT FEES

            Investment management fees are earned by various subsidiaries in conjunction with money management activities. The fees are recognized in income as earned.

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

      (l)   CLOSED BLOCK

            The Reorganization contained an arrangement, known as a closed block (the Closed Block), to provide for dividends on policies that were in force on the Effective Date and were within classes of individual policies for which the Company had a dividend scale in effect at the time of the Reorganization. The Closed Block was designed to give reasonable assurance to owners of affected policies that assets will be available to support such policies, including maintaining dividend scales in effect at the time of the Reorganization, if the experience underlying such dividend scales continues. The assets, including revenue therefrom, allocated to the Closed Block will accrue solely to the benefit of the owners of policies included in the Closed Block until the Closed Block is no longer in effect. The Company is not required to support the payment of dividends on Closed Block policies from its general funds.

            The financial information of the Closed Block is consolidated with all other operating activities, and while prepared in conformity with the American Institute of Certified Public Accountant's Statement of Position No. 00-3, Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies and for Certain Long-Duration Participating Contracts, reflects its contractual provisions and not its actual results of operations and financial position. Many expenses related to the Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

Summarized financial information of the Closed Block as of December 31, 2004 and 2003, and for each of the years in the three-year period ended December 31, 2004 follows:

                                                                2004          2003
                                                             ----------     ----------
Closed Block assets:
  Fixed maturity securities available-for-sale, at fair
   value (amortized cost of $351,808 and $347,540,
   as of December 31, 2004 and 2003, respectively)           $  374,349        362,210
  Fixed maturity securities held-to-maturity, at
    amortized cost                                               45,191         45,660
  Mortgage loans on real estate, net                             97,292         94,629
  Policy loans                                                  122,264        120,427
  Short-term investments                                         16,271          1,311
  Accrued investment income                                       5,600          6,506
  Deferred policy acquisition costs                              79,796         80,958
  Reinsurance recoverable                                         1,729          1,823
  Other assets                                                    2,050          6,685
                                                             ----------     ----------
                                                             $  744,542        720,209
                                                             ==========     ==========
Closed Block liabilities:
  Future policy benefits and claims                          $  750,940        744,912
  Policyholders' dividend accumulations                          26,926         22,726
  Other policyowner funds                                         5,611          6,595
  Deferred tax liability                                          7,889          5,135
                                                             ----------     ----------
                                                             $  791,366        779,368
                                                             ==========     ==========

                                                       2004         2003        2002
                                                     --------     --------    --------
Closed Block revenues and expenses:
  Traditional life insurance premiums                $ 54,588       58,324      62,473
  Net investment income                                48,467       51,389      45,120
  Net realized losses on investments                   (2,094)         (32)     (2,024)
  Benefits and claims                                 (61,186)     (64,730)    (68,270)
  Provision for policyholders'
   dividends on participating policies                (23,297)     (24,833)    (25,647)
  Amortization of deferred policy
   acquisition costs                                   (4,144)      (4,041)     (2,282)
  Other operating costs and expenses                   (3,701)      (3,936)     (1,378)
                                                     --------     --------    --------
       Income before federal
         income taxes                                $  8,633       12,141       7,992
                                                     ========     ========    ========

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

      (m)   RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

            In December 2003, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 132 (revised 2003) Employers' Disclosures about Pensions and Other Postretirement Benefits an amendment of FASB Statements No. 87, 88, and 106 (SFAS 132R). SFAS 132R provides revised disclosure guidance for pension and other postretirement benefit plans but does not change any measurement or recognition of those plans from current guidance. In addition to previously existing disclosures, SFAS 132R requires disclosures about the assets, obligations, cash flows and net periodic benefit cost of defined benefit pension plans and other defined benefit plans. The Company adopted SFAS 132R effective December 31, 2003 except for certain disclosures regarding estimated benefit payments. These disclosures were adopted in 2004 as permitted by SFAS 132R.

            The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Act) was signed into law on December 8, 2003. In accordance with FASB Staff Position (FSP) SFAS 106-1, Accounting and Disclosure Requirements Related to The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (FSP SFAS 106-1), issued in January 2004, the Company elected to defer accounting for the effects of the Act until the FASB issued guidance on how to account for the provisions of the Act. In May 2004, the FASB issued FSP SFAS 106-2, Accounting and Disclosure Requirements Related to The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (FSP SFAS 106-2), which superceded FSP SFAS 106-1 and provided guidance on accounting and disclosures related to the Act. Specifically, measures of the accumulated postretirement benefit obligation and net periodic postretirement benefit cost on or after the date of enactment must reflect the effects of the Act. The Company has determined that its plans' prescription drug benefits are not actuarially equivalent to the Medicare Part D benefit. Therefore, neither the accumulated postretirement benefit obligation nor the net periodic postretirement benefit cost include any amounts reflecting the Medicare Act's federal subsidiary component.

            Emerging Issues Task Force (EITF) Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (EITF 03-1) was issued on October 23, 2003. On September 8, 2004, the FASB exposed for comment FSP EITF Issue 03-1-a, which was intended to provide guidance related to the application of paragraph 16 of EITF 03-1, and proposed FSP EITF Issue 03-1-b, which proposed a delay in the effective date of EITF 03-1 for debt securities that are impaired because of interest rate and/or sector spread increases. Based on comments received on these proposals, on September 30, 2004 the FASB issued FSP EITF Issue 03-1-1, Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, which delayed the effectiveness of the guidance in EITF 03-1 in its entirety, with the exception of certain disclosure requirements. The delay had no impact on the Company's financial position or results of operations. The Company continues to actively monitor its portfolio for any securities deemed to be other-than-temporarily impaired based on the guidance in SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, and the Securities and Exchange Commission Staff Accounting Bulletin No. 59, Accounting for Noncurrent Marketable Equity Securities. Due to uncertainty regarding the ultimate guidance to be issued, the Company cannot reasonably estimate the impact on the Company's financial position or results of operations, if any, of adopting EITF 03-1.

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

            In July 2003, the American Institute of Certified Public Accountants issued SOP 03-1. SOP 03-1 addresses a number of topics, the most significant of which is the appropriate accounting for policies with GMDB. SOP 03-1 requires companies to determine whether the presence of a GMDB causes a contract to be an insurance contract rather than an investment contract. For insurance contracts, companies are required to establish a reserve to recognize a portion of current period revenues that are compensation for future insurance benefits. SOP 03-1 also provides guidance on separate account presentation, interest in separate accounts, sales inducements, annuitization options and indexed returns on separate accounts. The Company adopted SOP 03-1 on January 1, 2004. As a result, the Company's seed money interest in separate accounts was reclassified from a separate account asset to a trading security general account asset. The amount of unrealized gain related to the seed money interest at the date of the reclassification was $498, net of a federal tax expense of $268. This gain was reported as a cumulative effect of change in accounting principle on the consolidated statement of income. There was no material impact on policyholder liabilities as a result of the adoption of SOP 03-1.

            In June 2004, the FASB issued a FSP of SFAS 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability (FSP SFAS 97-1), to clarify the guidance related to unearned revenue reserves (URR). The primary purpose of FSP SFAS 97-1 is to address the practice question of whether SOP 03-1 restricts the application of the URR guidance in SFAS No. 97 to situations in which profits are expected to be followed by losses. Because the Company was computing its URR in accordance with FSP SFAS 97-1 at the time SOP 03-1 was adopted, the issuance of FSP SFAS 97-1 had no impact on the Company's financial position or results of operations at the time of adoption.

            In May 2003, the FASB issued SFAS No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (SFAS 150). SFAS 150 establishes standards for the classification and measurement of certain freestanding financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Further, SFAS 150 requires disclosure regarding the terms of those instruments and settlement alternatives. As originally issued, the guidance in SFAS 150 was generally effective for financial instruments entered into or modified after May 31, 2003, and otherwise effective at the beginning of the first interim period beginning after June 15, 2003. Adjustments required as a result of the application of SFAS 150 to existing instruments should be reported as a cumulative effect of a change in accounting principle. In November 2003, the FASB issued FSP No. 150-3, Effective Date, Disclosures, and Transition for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests under FASB Statement No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (FSP 150-3). FSP 150-3 clarified that SFAS 150 does not apply to certain mandatorily redeemable financial instruments issued by limited-life subsidiaries, including those issued by subsidiary trusts of the Company. The adoption of SFAS 150 on July 1, 2003 did not have any impact on the Company's results of operations or financial position.

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

            In April 2003, the FASB released SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities (SFAS
            149). SFAS 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 149 is generally effective for contracts entered into or modified after June 30, 2003. The adoption of SFAS 149 on July 1, 2003 did not have any impact on the results of operations or financial position of the Company.

            In April 2003, the FASB issued Derivatives Implementation Group
            (DIG) Issue B36, Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments (DIG B36), which addresses the need to separately account for an embedded derivative within a reinsurer's receivable and ceding company's payable arising from modified coinsurance or similar arrangements. Paragraph 12.a. of SFAS 133 indicates that an embedded derivative must be separated from the host contract (bifurcated) if the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract. DIG B36 concludes that bifurcation is necessary in a modified coinsurance or similar arrangement because the yield on the receivable and payable is based on or referenced to a specified proportion of the ceding company's return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company.

            For valuation purposes, the derivative in each contract is defined as a swap of a variable rate loan for a total return on a pool of assets. As such, the value of the derivative is defined as the difference between the change in value of the "base" loan and the change in the value of the reinsurer's share of the assets in the asset pool. By defining the base loan as a variable rate loan, changes in the value of the base loan are effectively eliminated. That is, we are able to assume that rates on the theoretical variable rate loan could be reset often enough so that the present value of the loan at any time is equal to the loan's carrying value. With the change in the value of the loan set at zero, the value of the derivative becomes the change in the value of the reinsurer's share of the pool of assets. The determination of this value is simply the fair value of the assets in the pool less the book value of those assets. For marketable securities that are in the asset pool, fair value will be based upon market quoted prices where available. In the event that market prices are unavailable, alternative valuation methods will be determined by investment personnel of ONLIC. Any alternative valuation techniques employed will be consistent with those used by ONLIC for its portfolio valuation purposes. Any mortgage loan subject to valuation will have its fair value determined based on the present value of cash flows method. This is consistent with methods currently used by ONLIC for disclosures pursuant to SFAS No. 107, Disclosures about Fair Value of Financial Instruments (SFAS 107).

            The adoption of DIG B36 resulted in the Company recognizing a cumulative effect adjustment as of September 30, 2003, which reduced net income by $27,797, net of a federal tax benefit of $14,968. The changes in value of the embedded reinsurance derivative are a component of continuing operations from October 1, 2003 and forward. During 2004, the reinsurance agreement related to

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

            ONLIC's embedded reinsurance derivative was converted to a coinsurance agreement. Therefore, at December 31, 2004, the remaining embedded reinsurance derivative was solely related to NSLAC. For additional information about the impact of DIG B36, see note 16.

            In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB 51) states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51 to certain "variable interest entities" (VIE) where the equity investors do not have all of the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. Companies adopting FIN 46 must first identify VIEs with which they are involved and then determine if the company is the "primary beneficiary" of a VIE. The primary beneficiary is the company that absorbs a majority of the VIE's expected losses, residual returns, or both. The primary beneficiary is required to consolidate the VIE. A company holding a significant variable interest in a VIE but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. In December 2003, the FASB issued FIN 46R, which required all public companies to apply the provisions of FIN 46 or FIN 46R to special purpose entities created prior to February 1, 2003. The primary difference between FIN 46R and FIN 46 was the criteria to be followed in determining the primary beneficiary. The adoption of FIN 46 did not have any impact on the results of operations or financial position of the Company.

      (n)   RECLASSIFICATIONS

            Certain amounts in the 2003 and 2002 consolidated financial statements have been reclassified to conform to the 2004 presentation.

(3)   BASIS OF PRESENTATION

      The accompanying consolidated financial statements have been prepared in accordance with GAAP, which differs from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for ONLIC, ONLAC and NSLAC, filed with their respective insurance departments, are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority in their respective states of domicile. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners
      (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. ONLIC, ONLAC and NSLAC have no material permitted statutory accounting practices.

      The combined statutory basis net income (loss) of ONLIC and ONLAC, after intercompany eliminations, was $75,190, $67,647, and $(22,804) for the years ended December 31, 2004, 2003, and 2002, respectively. The combined statutory basis capital and surplus of ONLIC and ONLAC, after intercompany eliminations, was $686,365, and $679,288 as of December 31, 2004 and 2003, respectively. The statutory basis net loss of NSLAC was $(463), $(742) and $(1,078) for the years ended December 31, 2004, 2003,

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

      and 2002, respectively. The statutory basis capital and surplus of NSLAC was $21,159 and $21,666 as of December 31, 2004 and 2003, respectively. The primary reasons for the differences between equity and net income
      (loss) on a GAAP basis versus capital and surplus and net income (loss) on a statutory basis are that, for GAAP reporting purposes: (1) the costs related to acquiring business, principally commissions and certain policy issue expenses, are amortized over the period benefited rather than charged to income in the year incurred; (2) future policy benefit reserves are based on anticipated Company experience for lapses, mortality and investment yield, rather than statutory mortality and interest requirements, without consideration of withdrawals; (3) investments in bonds available-for-sale are carried at fair value rather than amortized cost; (4) the asset valuation reserve and interest maintenance reserve are not recorded; (5) Separate Account seed money is classified as a trading security recorded at fair value as opposed to a component of Separate Account assets; (6) the fixed maturity securities that are related to NSLAC's funds withheld reinsurance arrangement are classified as trading securities recorded at fair value as opposed to amortized cost; (7) reserves are reported gross of ceded reinsurance balances; (8) changes in deferred taxes are recognized in operations; (9) the costs of providing defined pension benefits include nonvested participants; (10) the costs of providing postretirement benefits include nonvested participants; (11) there is a presentation of other comprehensive income and comprehensive income; (12) consolidation is based on whether the Company has voting control, or for certain variable interest entities, has the majority of the entity's expected losses or expected residual returns, or both; (13) the statements of cash flows are not presented in the manner prescribed by the NAIC; and (14) surplus notes are presented as part of notes payable within liabilities and are not presented as a component of capital and surplus.

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

(4)   OTHER COMPREHENSIVE INCOME

      Other Comprehensive Income includes net income as well as certain items that are reported directly within the separate components of stockholder's equity that bypass net income. The related before and after Federal tax amounts for the years ended December 31, 2004, 2003, and 2002 were as follows:

                                                2004       2003          2002
                                              --------   --------      --------
Foreign currency translation adjustment       $  1,426         --            --
Pension liability adjustment, net of tax           992       (981)           --
Unrealized gains (losses) on securities
  available-for-sale arising during the
  period:
   Net of adjustment to deferred policy
     acquisition costs and future policy
     benefits and claims                       101,426     56,400         4,734
   Related Federal tax expense                 (35,385)   (20,437)         (420)
                                              --------   --------      --------
           Net                                  68,459     34,982         4,314
                                              --------   --------      --------
Less:
  Reclassification adjustment for:
    Net (losses) gains on securities
     available-for-sale realized during
     the period:
      Gross                                    (14,501)   (25,557)        6,057
      Related Federal tax benefit
         (expense)                               5,075      8,945        (2,120)
    Securities transferred from available-
     for-sale to trading:
      Gross                                         --     41,258            --
      Related Federal tax expense                   --    (14,440)           --
                                              --------   --------      --------
           Net                                  (9,426)    10,206         3,937
                                              --------   --------      --------
           Total other comprehensive
             income                           $ 77,885     24,776           377
                                              ========   ========      ========

                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

(5)   INVESTMENTS

      An analysis of investment income and realized gains (losses) by investment type follows for the years ended December 31:

                                                    INVESTMENT INCOME
                                           ---------------------------------
                                              2004         2003       2002
                                           ---------     -------     -------
Gross investment income
   Securities available-for-sale:
      Fixed maturities                     $ 418,084     428,696     360,327
      Equity securities                         (126)         44         750
   Fixed maturity trading securities          24,332       9,149          --
   Fixed maturities held-to-maturity          50,640      60,034      68,263
   Mortgage loans on real estate              98,956      94,702      88,968
   Real estate                                   914       5,703       6,276
   Policy loans                               12,091      13,447      13,033
   Other long-term investments                 3,377       2,561        (332)
   Short-term                                    507         388       1,385
                                           ---------     -------     -------
         Total gross investment income       608,775     614,724     538,670

Investment income due to reinsurers          (25,907)    (46,706)    (51,834)
Interest expense                              (9,683)    (11,106)    (11,106)
Other investment expenses                     (7,410)    (10,048)    (14,288)
                                           ---------     -------     -------
         Net investment income             $ 565,775     546,864     461,442
                                           =========     =======     =======

                                                REALIZED GAINS (LOSSES) ON INVESTMENTS
                                                ---------------------------------------
                                                    2004             2003        2002
                                                -------------      -------      -------
Securities available-for-sale:
   Fixed maturities                             $     (20,171)       5,392      (82,758)
   Equity securities                                     (217)         702       14,857
Fixed maturities held-to-maturity                      (1,494)     (18,564)          --
Mortgage loans on real estate                          (2,841)        (420)      (6,658)
Real estate                                               (75)       8,104        3,514
Other long-term investments                                --           --          (91)
                                                -------------      -------      -------
      Total realized losses on investments            (24,798)      (4,786)     (71,136)

Realized losses recoverable from reinsurers               727        1,436        7,245
Change in valuation allowances for
   mortgage loans on real estate                          (38)          --         (273)
                                                -------------      -------      -------
      Net realized losses on investments        $     (24,109)      (3,350)     (64,164)
                                                =============      =======      =======

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

Realized losses on investments, as shown in the table above, include write-downs for OTI of $31,240, $37,247, and $44,254 for the years ended December 31, 2004, 2003, and 2002, respectively. As of December 31, 2004, fixed maturity securities with a carrying value of $69,411, which had a cumulative write-down of $58,125 due to OTI, remained in the Company's investment portfolio.

As part of the Company's adoption of DIG B36 in 2003, certain fixed maturity securities were transferred from the available-for-sale category to trading. The gain realized from this transfer was $41,258. During 2004, ONLIC transferred $663 million of securities to a reinsurer as part of the conversion from funds withheld reinsurance to coinsurance (see note 2(m)). All gains and losses associated with this transfer were offset by corresponding changes in the DIG B36 reinsurance derivative.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

Amortized cost and estimated fair value of fixed maturities available-for-sale, trading and held-to-maturity and equities available-for-sale were as follows:

                                                                 DECEMBER 31, 2004
                                            --------------------------------------------------------
                                                             GROSS          GROSS
                                             AMORTIZED     UNREALIZED     UNREALIZED      ESTIMATED
                                               COST          GAINS          LOSSES        FAIR VALUE
                                            ----------     ----------     ----------      ----------
Securities available-for-sale:
   Fixed maturities:
      U.S. Treasury securities and
         obligations of U.S. government     $  427,258          8,517         (8,609)        427,166
      Federal agency issued securities         170,640             37         (2,063)        168,614
      Obligations of states and
         political subdivisions                 59,190          3,742           (239)         62,693
      Debt securities issued by
         foreign governments                    73,970          3,496            (29)         77,437
      Corporate securities                   3,769,162        344,357        (39,504)      4,074,015
      Mortgage-backed securities             1,850,747        129,328        (71,385)      1,908,690
                                            ----------     ----------     ----------      ----------
            Total fixed maturities          $6,350,967        489,477       (121,829)      6,718,615
                                            ==========     ==========     ==========      ==========
   Equity securities                        $   15,214          1,120            (90)         16,244
                                            ==========     ==========     ==========      ==========
Trading securities:
   Fixed maturity corporate securities      $    6,356            104            (96)          6,364
                                            ==========     ==========     ==========      ==========

   Equity securities seed money
      mutual fund shares                    $    6,976            345             --           7,321
                                            ==========     ==========     ==========      ==========

Fixed maturity securities held-to-
   maturity:
      Obligations of states and
         political subdivisions             $    2,355            451             --           2,806
      Debt securities issued by
         foreign governments                     1,000             --             --           1,000
      Corporate securities                     598,515         56,514           (927)        654,102
      Mortgage-backed securities                16,758          2,647             --          19,405
                                            ----------     ----------     ----------      ----------
            Total fixed maturities          $  618,628         59,612           (927)        677,313
                                            ==========     ==========     ==========      ==========

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

                                                                   DECEMBER 31, 2003
                                                --------------------------------------------------------
                                                                 GROSS          GROSS
                                                 AMORTIZED     UNREALIZED     UNREALIZED      ESTIMATED
                                                   COST          GAINS          LOSSES        FAIR VALUE
                                                ----------     ----------     ----------      ----------
Securities available-for-sale:
   Fixed maturities:
      U.S. Treasury securities and
         obligations of U.S. government         $  402,721          8,153        (14,274)        396,600
      Federal agency issued securities             160,159            223         (1,498)        158,884
      Obligations of states and
         political subdivisions                     47,136          3,839            (57)         50,918
      Debt securities issued by
         foreign governments                        12,864          1,702             --          14,566
      Corporate securities                       3,627,781        312,161        (60,996)      3,878,946
      Mortgage-backed securities                 1,774,625         64,699        (92,143)      1,747,181
                                                ----------     ----------     ----------      ----------
            Total fixed maturities              $6,025,286        390,777       (168,968)      6,247,095
                                                ==========     ==========     ==========      ==========
   Equity securities                            $      473            531            (95)            909
                                                ==========     ==========     ==========      ==========

Fixed maturity trading securities:
      U.S. Treasury securities and
         obligations of U.S. government
         corporations and agencies              $   14,929            966            (91)         15,804
      Obligations of states and
         political subdivisions                      7,700            683             --           8,383
      Debt securities issued by
         foreign governments                         6,100            194             --           6,294
      Corporate securities                         399,279         39,147           (656)        437,770
      Mortgage-backed securities                   197,542          7,265        (16,241)        188,566
                                                ----------     ----------     ----------      ----------
            Total fixed maturities              $  625,550         48,255        (16,988)        656,817
                                                ==========     ==========     ==========      ==========

Fixed maturity securities held-to-maturity:
      Obligations of states and
         political subdivisions                 $    2,395            350             --           2,745
      Corporate securities                         636,076         68,904         (1,392)        703,588
      Mortgage-backed securities                    10,721          1,795            (16)         12,500
                                                ----------     ----------     ----------      ----------
            Total fixed maturities              $  649,192         71,049         (1,408)        718,833
                                                ==========     ==========     ==========      ==========

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

                                                         2004         2003
                                                       --------     --------
Gross unrealized gains                                 $368,678      222,245

Less:
   Unrealized gains related to Closed Block              22,546       14,670
   Unrealized gain due to reinsurers (note 16)               --          660
   Adjustment to future policy benefits and claims        1,498        4,928
   Adjustment to deferred policy acquisition costs      116,939       90,219
   Deferred federal income tax                           79,577       39,117
                                                       --------     --------
                                                       $148,118       72,651
                                                       ========     ========

An analysis of the change in gross unrealized gains (losses) on securities available-for-sale is as follows for the years ended December 31:

                                     2004         2003         2002
                                   --------     --------     --------
Securities available-for-sale:
   Fixed maturities                $145,839       30,565      114,914
   Equity securities                    594          114      (26,771)

The amortized cost and estimated fair value of fixed maturity securities available-for-sale, trading and held-to-maturity as of December 31, 2004, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are allocated based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2004.

                                                                          FIXED MATURITY SECURITIES
                                           -------------------------------------------------------------------------------------
                                               AVAILABLE-FOR-SALE            TRADING SECURITIES            HELD-TO-MATURITY
                                           -------------------------     -------------------------     -------------------------
                                           AMORTIZED      ESTIMATED      AMORTIZED      ESTIMATED      AMORTIZED      ESTIMATED
                                              COST        FAIR VALUE        COST        FAIR VALUE        COST        FAIR VALUE
                                           ----------     ----------     ----------     ----------     ----------     ----------
Due in one year or less                    $   83,936         85,132             --             --         33,324         33,990
Due after one year through five years         592,821        635,013          5,470          5,376        161,924        170,554
Due after five years through ten years      2,113,332      2,205,482            886            988        300,469        333,333
Due after ten years                         3,560,878      3,792,988             --             --        122,911        139,436
                                           ----------     ----------     ----------     ----------     ----------     ----------
                                           $6,350,967      6,718,615          6,356          6,364        618,628        677,313
                                           ==========     ==========     ==========     ==========     ==========     ==========

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

The Company reviews investments for OTI based on a number of factors. Each security subject to review is analyzed by investment personnel to determine the nature of the price decline. For fixed income securities, declines in value related to interest rate changes are deemed to be temporary provided the Company determines that there is the ability and intent to hold those securities until maturity or until price recovery. Declines related to credit quality issues are looked at on the basis of two key criteria. The nature of the decline is analyzed to determine whether or not the issues involved are of a long-term nature or simply short term. Examples of short-term phenomena that can have adverse impacts on bond prices include trading imbalances due to speculation activity or low overall trading volume. As with interest rate declines, the Company analyzes temporary impairments due to these short-term issues and determines whether or not there is both the ability and intent to hold the security in question until maturity or until price recovery.

Based upon analysis as described above, the Company believes that no securities reflected in the table below as of December 31, 2004 were other-than-temporarily impaired and, therefore, no write-downs were deemed necessary.

                                             LESS THAN 12 MONTHS         12 MONTHS OR LONGER                 TOTAL
                                          ------------------------     ------------------------     ------------------------
                                            FAIR        UNREALIZED       FAIR        UNREALIZED       FAIR        UNREALIZED
                                            VALUE        LOSSES          VALUE         LOSSES         VALUE         LOSSES
                                          ---------     ----------     ---------     ----------     ---------     ----------
U.S. Treasury securities and
   obligations of U.S. government         $  73,600        (1,027)       225,016        (7,582)       298,616        (8,609)

Federal agency issued securities            158,555        (1,336)        20,122          (727)       178,677        (2,063)

Obligations of states and political
   subdivisions                              16,602           (61)        12,126          (178)        28,728          (239)

Debt securities issued by foreign
   governments                                9,221           (29)            --            --          9,221           (29)

Corporate securities                        364,881        (9,749)       481,512       (30,778)       846,393       (40,527)

Mortgage-backed securities                  177,878        (2,783)       157,223       (68,602)       335,101       (71,385)
                                          ---------     ---------      ---------     ---------      ---------     ---------
      Total fixed maturity securities       800,737       (14,985)       895,999      (107,867)     1,696,736      (122,852)

Equity securities                                --            --             67           (90)            67           (90)
                                          ---------     ---------      ---------     ---------      ---------     ---------

      Total impaired securities           $ 800,737       (14,985)       896,066      (107,957)     1,696,803      (122,942)
                                          =========     =========      =========     =========      =========     =========

Proceeds from the sale of securities available-for-sale (excluding calls) during 2004, 2003, and 2002 were $684,925, $909,767, and $1,602,249, respectively.
Gross gains of $11,324 ($32,633 in 2003 and $37,359 in 2002) and gross losses of $36,880 ($9,834 in 2003 and $121,404 in 2002) were realized on those sales.

Proceeds from the sale of securities held-to-maturity during 2004, 2003 and 2002 were $9,936, $0 and $12,130, respectively. Gross gains of $429 ($0 in 2003 and $297 in 2002) and gross losses of $40 ($0 in 2003 and $4,891 in 2002) were realized on those sales.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

      Investments with an amortized cost of $16,008 and $14,352 as of December 31, 2004 and 2003, respectively, were on deposit with various regulatory agencies as required by law.

      Real estate is presented at cost less accumulated depreciation of $193 in 2004 ($1,007 in 2003), and corresponding valuation allowance of $0 in 2004 and 2003.

      The Company generally initiates foreclosure proceedings on all mortgage loans on real estate delinquent sixty days. There was one foreclosure of mortgage loans in 2004 and no foreclosures in 2003.

(6)   FUTURE POLICY BENEFITS AND CLAIMS

      The liability for future policy benefits for universal life policies and investment contracts (approximately 84% and 84% of the total liability for future policy benefits as of December 31, 2004 and 2003, respectively) has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 4.7%, 5.4%, and 6.1% for the years ended December 31, 2004, 2003, and 2002, respectively.

      The liability for future policy benefits for traditional life policies has been established based upon the net level premium method using the following assumptions:

   YEAR OF ISSUE          INTEREST RATE
   -------------          -------------
2004, 2003, and 2002             4.0%
2001 and prior             2.5 - 6.0%

      (a)   WITHDRAWALS

            Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

      (b)   MORTALITY AND MORBIDITY

            Mortality and morbidity rates are based on published tables, guaranteed in insurance contracts.

(7)   NOTES PAYABLE

      On September 28, 2001, ONLIC issued a $50,000, 7.5% surplus note to its parent, ONFS. This note matures on September 28, 2021. On July 11, 1994, ONLIC issued $50,000, 8.875% surplus notes, due July 15, 2004. On May 21, 1996, ONLIC issued $50,000, 8.5% surplus notes, due May 15, 2026. Concurrent with the issue of the new notes, $15,000 of the notes issued on July 11, 1994 were retired. The remaining balance of the 1994 issue was paid off in 2004.

      Total interest expense was $9,683, $11,106, and $11,106 for the years ended December 31, 2004, 2003, and 2002, respectively. Included in total interest expense were amounts paid to ONFS in 2004, 2003 and 2002 of $3,750. Total interest expense is included in investment expenses as a component of net investment income.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

      The surplus notes have been issued in accordance with Section 3941.13 of the Ohio Revised Code. Interest payments, scheduled semi-annually, must be approved for payment by the Director of the Department. All issuance costs have been capitalized and are being amortized over the terms of the notes.

(8)   GOODWILL AND OTHER INTANGIBLE ASSETS

      In connection with the acquisition of NSLAC by SMON in 2002, SMON identified intangible assets related to the insurance licenses acquired. These licenses are indefinite lived intangible assets as defined under SFAS No. 142, Goodwill and Other Intangible Assets.

      As a result of the consolidation of SMON into ONLIC's consolidated financial results during 2004, the Company included the NSLAC related goodwill and other intangible assets in the amount of $1,068 as a component of other assets in the consolidated balance sheet.

      The Company's only intangible asset is related to insurance licenses acquired with the purchase of NSLAC. The value of the intangible is primarily dependent upon the maintenance of the New York license. As this license remains in good standing with all regulatory requirements met, no impairment was recognized on this asset.

      The goodwill asset is also entirely attributable to the NSLAC purchase. NSLAC is not consolidated for tax purposes and currently pays no federal income taxes. However, if NSLAC becomes a taxpayer in the future, NLSAC would take a tax deduction for goodwill over a 15-year life. Goodwill is tested annually for impairment. Impairment testing consists of determining a fair value for NSLAC. When evaluating whether goodwill is impaired, the Company compares the fair value of NSLAC to NSLAC's carrying value, including goodwill. If the carrying amount of NSLAC exceeds its fair value, an impairment loss must be measured. Based upon impairment testing for the years ended December 31, 2004, 2003 and 2002, no impairment was deemed necessary.

(9)   FEDERAL INCOME TAX

      Prior to 1984, the Life Insurance Company Income Tax Act of 1959, as amended by the Deficit Reduction Act of 1984 (DRA), permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in the Policyholders' Surplus Account (PSA). The DRA eliminated any additional deferrals to the PSA. No distributions from the PSA were made in 2004, 2003 or 2002. The pre-tax balance of the PSA was approximately $5,257 as of December 31, 2004 and 2003. In prior years, the Company considered the likelihood of distributions from the PSA to be remote; therefore, no Federal income tax was provided for such distributions in the financial statements. The American Jobs Creation Act of 2004 (AJCA) provides for the suspension of tax on distributions from the PSA made during the period January 1, 2005 through December 31, 2006. Due to this favorable legislation, the Company believes the PSA will be eliminated without incurring a tax and therefore, no Federal income tax has been provided for in the financial statements.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

Total Federal income tax expense for the years ended December 31, 2004, 2003, and 2002 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                               2004
                                                         ------------------
                                                          AMOUNT        %
                                                         --------      ----
Computed (expected) tax expense                          $ 60,213      35.0%
Dividends received deduction and tax exempt interest       (1,146)     (0.7)
Other, net                                                   (725)     (0.4)
                                                         --------      ----
      Total expense and effective rate                   $ 58,342      33.9%
                                                         ========      ====

Cumulative effect of change in accounting principle
   tax expense                                           $    268
                                                         ========

                                                               2003
                                                         ------------------
                                                          AMOUNT        %
                                                         --------      ----
Computed (expected) tax expense                          $ 78,476      35.0%
Dividends received deduction and tax exempt interest       (1,267)     (0.6)
Other, net                                                 (3,616)     (1.6)
                                                         --------      ----
      Total expense and effective rate                   $ 73,593      32.8%
                                                         ========      ====

Cumulative effect of change in accounting principle
   tax benefit                                           $ 14,968
                                                         ========

                                                               2002
                                                         ------------------
                                                          AMOUNT        %
                                                         --------      ----
Computed (expected) tax expense                          $ 25,318      35.0%
Dividends received deduction and tax exempt interest       (1,461)     (2.0)
Other, net                                                 (1,609)     (2.2)
                                                         --------      ----
      Total expense and effective rate                   $ 22,248      30.8%
                                                         ========      ====

Cumulative effect of change in accounting
   principle tax benefit                                 $     --
                                                         ========

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

The tax effects of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability as of December 31, 2004 and 2003 relate to the following:

                                                        2004           2003
                                                      ---------      ---------
Deferred tax assets:
   Pension and benefit obligations                    $  15,916         18,745
   Future policy benefits                               580,098        464,697
   Mortgage loans on real estate                          2,558          2,546
   Net operating and capital loss carryforward              367          4,952
   Other                                                 24,944         31,946
                                                      ---------      ---------
         Total gross deferred tax assets                623,883        522,886
   Valuation allowance on deferred tax assets               297             --
                                                      ---------      ---------
         Net deferred tax assets                        623,586        522,886

Deferred tax liabilities:
   Fixed maturity securities available-for-sale         129,131         77,367
   Deferred policy acquisition costs                    160,347        152,143
   Other fixed maturities, equity securities, and
      other long-term investments                           361            112
   Fixed assets                                           5,264          6,048
   Reinsurance recoverable                              445,063        342,417
   Other                                                  7,074         17,723
                                                      ---------      ---------
         Total gross deferred tax liabilities           747,240        595,810
                                                      ---------      ---------
         Net deferred tax liability                   $(123,654)       (72,924)
                                                      =========      =========

The Company is required to establish a valuation allowance for any gross deferred tax assets that are unlikely to reduce taxes payable in tax returns in future years. At December 31, 2004, the Company had net operating losses of $2,429 and a capital loss carryforward of $20 from its subsidiary, NSLAC, which was first consolidated in 2004. The net operating losses of NSLAC are subject to Federal income tax limitations that only allow the net operating losses to be used to offset future taxable income of NSLAC. The Company believes it is unlikely the net operating losses will be fully utilized within the allowable carry forward period. At December 31, 2004, the Company established a valuation allowance of $297 for NSLAC on the net deferred assets in excess of the net deferred liabilities using the graduated tax rate of 15%.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

(10)  DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

      SFAS 107 requires disclosure of fair value information about existing on and off-balance sheet financial instruments. SFAS 107 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. Accordingly, for this and other reasons, the aggregate fair value amounts presented do not represent the underlying value of the Company. The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

      The following methods and assumptions were used by the Company in estimating its fair value disclosures:

      - CASH, SHORT-TERM INVESTMENTS, AND POLICY LOANS - The carrying amount reported in the consolidated balance sheets for these instruments approximate their fair value.

      - INVESTMENT SECURITIES - Fair value for equity securities and fixed maturity securities generally are determined from quoted market prices traded in the public market place. For fixed maturity securities not actively traded, or in the case of private placements, fair value is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and duration of investments.

      - SEPARATE ACCOUNT ASSETS AND LIABILITIES - The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the accumulated contract value in the Separate Account portfolios.

      - MORTGAGE LOANS ON REAL ESTATE - The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

      - DEFERRED AND IMMEDIATE ANNUITY AND INVESTMENT CONTRACTS - Fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

      - NOTES PAYABLE - The fair value for the notes payable was determined by discounting the scheduled cash flows of the notes using a market rate applicable to the yield, credit quality, and maturity of similar debt instruments.

      - POLICYHOLDERS' DIVIDEND ACCUMULATIONS AND OTHER POLICYHOLDER FUNDS - The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

The carrying amount and estimated fair value of financial instruments subject to SFAS 107 disclosure were as follows as of December 31:

                                                                 2004
                                                       -------------------------
                                                        CARRYING      ESTIMATED
                                                         AMOUNT       FAIR VALUE
                                                       ----------     ----------
Assets:
   Investments:
      Securities available for-sale:
         Fixed maturities                              $6,718,615      6,718,615
         Equity securities                                 16,244         16,244
      Fixed maturities held-to-maturity                   618,628        677,313
      Trading securities:
         Reinsurance portfolio                              6,364          6,364
         Seed money                                         7,321          7,321
      Mortgage loans on real estate                     1,200,919      1,290,152
      Policy loans                                        189,608        189,608
      Short-term investments                               10,703         10,703
   Cash                                                    41,859         41,859
   Assets held in Separate Accounts                     2,861,577      2,861,577

Liabilities:
   Guaranteed investment contracts                     $  311,462        312,283
   Individual deferred annuity contracts                4,500,101      4,516,760
   Other annuity contracts                                710,694        737,378
   Policyholders' dividend accumulations and other
      policyholder funds                                   97,028         97,028
   Notes payable                                           99,528        123,898
   Liabilities related to Separate Accounts             2,861,577      2,861,577

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

                                                                       2003
                                                           --------------------------
                                                             CARRYING      ESTIMATED
                                                              AMOUNT       FAIR VALUE
                                                           -------------   ----------
Assets:
   Investments:
      Securities available-for-sale:
         Fixed maturities                                  $   6,247,095    6,247,095
         Equity securities                                           909          909
      Fixed maturities held-to-maturity                          649,192      718,833
      Trading securities                                         656,817      656,817
      Mortgage loans on real estate                            1,212,737    1,285,643
      Policy loans                                               184,264      184,264
   Cash                                                           88,821       88,821
   Assets held in Separate Accounts                            2,272,362    2,272,362

Liabilities:
   Guaranteed investment contracts                         $     443,040      457,012
   Individual deferred annuity contracts                       4,993,412    4,344,838
   Other annuity contracts                                       748,392      809,286
   Policyholders' dividend accumulations and other
      policyholder funds                                          93,637       93,637
   Notes payable                                                 134,495      155,218
   Liabilities related to Separate Accounts                    2,261,434    2,261,434

(11)  ADDITIONAL FINANCIAL INSTRUMENTS DISCLOSURE

      (a)   FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK

            The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. The Company had outstanding commitments to fund mortgage loans, bonds, and venture capital partnerships of approximately $43,563 and $91,734 as of December 31, 2004 and 2003, respectively. These commitments involve, in varying degrees, elements of credit and market risk in excess of amounts recognized in the consolidated financial statements. The credit risk of all financial instruments, whether on- or off-balance sheet, is controlled through credit approvals, limits, and monitoring procedures.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

      (b)   SIGNIFICANT CONCENTRATIONS OF CREDIT RISK

            Mortgage loans are collateralized by the underlying properties. Collateral must meet or exceed 125% of the loan at the time the loan is made. The Company grants mainly commercial mortgage loans to customers throughout the United States. The Company has a diversified loan portfolio and total loans in any state do not exceed 11% of the total loan portfolio as of December 31, 2004. The summary below depicts loan exposure of remaining principal balances by type as of December 31, 2004 and 2003:

                                                               2004           2003
                                                           -------------   ----------
Mortgage assets by type:
   Retail                                                  $     366,214     371,275
   Office                                                        382,456     376,010
   Apartment                                                     160,103     185,030
   Industrial                                                    164,245     150,592
   Other                                                         134,001     135,892
                                                           -------------   ---------
                                                               1,207,019   1,218,799

   Less valuation allowances                                       6,100       6,062
                                                           -------------   ---------
           Total mortgage loans on real estate, net        $   1,200,919   1,212,737
                                                           =============   =========

(12)  PENSIONS AND OTHER POSTRETIREMENT BENEFITS

      (a)   HOME OFFICE PENSION PLANS

            The Company sponsors a funded qualified pension plan covering all home office employees hired prior to January 1, 1998. The plan includes participants who are employees of ONFS. Participating ONFS employees are vice presidents and other executive officers of ONFS and devote substantially all of their time to service for the Company. Retirement benefits are based on years of service and the highest average earnings in five of the last ten years.

            The Company also sponsors unfunded pension plans covering certain home office employees where benefits exceed Code 401(a)(17) and Code 415 limits.

            The Company also has other deferred compensation and supplementary plans.

            The measurement date was December 31.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

(b)   HOME OFFICE POST-RETIREMENT BENEFIT PLAN

      The Company currently offers eligible retirees the opportunity to participate in a post-retirement health and group life plan. The Plan provides a fixed portion of the health insurance contract premium. The portion the Company pays is periodically increased and is a function of participant service. Only home office employees hired prior to January 1, 1998 may become eligible for these benefits provided that the employee meets the retirement age and years of service requirements. The retirees contribute approximately 59% of premium for coverage.

      The Plan includes participants who are employees of ONFS. Participating ONFS employees are vice presidents and other executive officers of ONFS and devote substantially all of their time to service for the Company.

      The measurement date was December 31.

(c)   AGENTS' PENSION PLAN

      The Company sponsors an unfunded, nonqualified defined benefit pension plan covering its general agents. The Plan provides benefits based on years of service and average compensation during the final five and ten years of service. Effective January 1, 2005, no agents hired after 2004 will participate in the Plan.

      The measurement date was December 31.

(d)   AGENTS' POST-RETIREMENT BENEFITS PLAN

      The Company sponsors a post-retirement health and group life plan. Only agents with contracts effective prior to January 1, 1996 who meet the retirement age and service requirements are eligible for these benefits. The health plan is contributory, with retirees contributing approximately 50% of premium for coverage.

      The Company has not yet been able to determine whether the Plan's prescription drug benefit is actuarially equivalent to the Medicare Part D benefit. Therefore, neither the Accumulated Post-Retirement Benefit Obligation nor the Net Periodic Benefit Cost reflect any amount attributable to the Medicare Act's federal subsidy component.

      The measurement date was December 31.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

(e)   OBLIGATIONS AND FUNDED STATUS

      Information regarding the funded status of the pension plans as a whole and other benefit plans as a whole as of December 31, 2004 and 2003 is as follows:

                                                                         PENSION  BENEFITS                OTHER  BENEFITS
                                                                      -----------------------           --------------------
                                                                         2004          2003              2004         2003
                                                                      -----------     -------           -------     --------
Change in benefit obligation:
  Projected benefit obligation at beginning of year                   $    59,783      51,176             8,939       9,335
  Service cost                                                              2,771       2,337               178         260
  Interest cost                                                             3,821       3,720               536         704
  Actuarial (gain)/loss                                                       (67)      4,258              (756)     (1,043)
  Benefits paid*                                                           (2,523)     (1,708)             (358)       (317)
                                                                      -----------     -------           -------     -------

  Projected benefit obligation at end of year                         $    63,785      59,783             8,539       8,939
                                                                      ===========     =======           =======     =======
Accumulated benefit obligation                                        $    55,135      50,766                 -           -
                                                                      ===========     =======           =======     =======
Change in plan assets:
  Fair value of plan assets at beginning of year                      $    31,007      25,988                 -           -
  Actual return on plan assets                                              3,937       6,331                 -           -
  Benefits and expenses paid                                               (2,175)     (1,312)                -           -
                                                                      -----------     -------           -------     -------
  Fair value of plan assets at end of year                            $    32,769      31,007                 -           -
                                                                      ===========     =======           =======     =======
Funded status                                                         $   (31,016)    (28,776)           (8,539)     (8,939)
Unrecognized net actuarial (gain)/loss                                     14,452      17,153            (1,947)     (1,353)
Unrecognized prior service cost/(benefit)                                  (1,039)     (2,072)           (3,721)     (4,226)
                                                                      -----------     -------           -------     -------
              Net amount recognized                                   $   (17,603)    (13,695)          (14,207)    (14,518)
                                                                      ===========     =======           =======     =======

* Benefits paid include amounts paid from both funded and unfunded benefit plans.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

                                                          PENSION BENEFITS               OTHER BENEFITS
                                                     ------------------------         ---------------------
                                                       2004            2003            2004          2003
                                                     ----------       -------         -------       -------
Amounts recognized in the statement of financial
  position consist of:
     Prepaid benefit costs                           $    4,567         6,147              --            --
     Accrued benefit costs                              (24,310)      (20,531)        (14,206)      (14,518)
     Intangible assets                                      597         1,003              --            --
     Accumulated other
        comprehensive income                              1,543          (314)             --            --
                                                     ----------       -------         -------       -------

              Net amount recognized                  $  (17,603)      (13,695)        (14,206)      (14,518)
                                                     ==========       =======         =======       =======

                                                                 PENSION BENEFITS
                                                     ----------------------------------------
                                                       2004             2003           2002
                                                     ----------        ------          ------
Components of net periodic benefit cost:
     Service cost                                    $    2,771         2,337           1,830
     Interest costs                                       3,821         3,720           3,553
     Expected return on plan assets                      (2,551)       (2,124)         (2,329)
     Amortization of prior service cost                    (220)         (220)           (241)
     Amortization of net (gain) loss                      1,247         1,626             959
                                                     ----------        ------          ------

           Net periodic benefit cost                 $    5,068         5,339           3,772
                                                     ==========        ======          ======

                                                                   OTHER BENEFITS
                                                     ----------------------------------------
                                                        2004             2003            2002
                                                     ----------          ----            ----
Components of net periodic benefit cost:
     Service cost                                    $      178           260             286
     Interest costs                                         536           704             669
     Amortization of prior service cost                    (505)         (505)           (505)
     Amortization of net (gain) loss                       (162)           --              --
                                                     ----------          ----            ----

           Net periodic benefit cost                 $       47           459             450
                                                     ==========          ====            ----

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

Information for pension plans with an accumulated benefit obligation in excess of fair value of plan assets as of December 31, 2004 and 2003 is as follows:

                                         PENSION BENEFITS            OTHER BENEFITS
                                      -----------------------        ---------------
                                         2004           2003         2004       2003
                                      ------------     ------        ----       ----
Information for pension plans
  with an accumulated benefit
  obligation in excess of plan
  assets:
     Projected benefit obligation     $     26,530     23,732           -          -
     Accumulated benefit obligation         24,310     20,531           -          -
     Fair value of plan assets                   -          -           -          -

(f)   Assumptions

                                               PENSION BENEFITS               OTHER BENEFITS
                                              --------------------         -------------------
                                              2004            2003         2004           2003
                                              ----            ----         -----          ----
Weighted average assumptions
   used to determine benefit
   obligations at December 31:
      Discount rate                           5.40%           5.40%         6.25%         6.25%
      Rate of compensation increase           4.00%           4.10%            -             -
Weighted average assumptions
   used to determine net periodic
   benefit cost at January 1:
      Discount rate                           5.40%           6.20%         6.25%         7.00%
      Expected long-term return on
         plan assets                          8.50%           8.50%            -             -
      Rate of compensation increase           4.00%           4.00%            -             -
      Health care cost trend rate
         assumed for next year                   -               -         10.00%         10.00%
      Rate to which the health cost
         trend rate is assumed to
         decline (the ultimate
         trend rate)                             -               -          6.00%         6.00%
      Year that the rate reaches the
         ultimate trend rate                     -               -          2008          2007

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

      Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

                                                                  1 PERCENTAGE          1 PERCENTAGE
                                                                     POINT                 POINT
                                                                    INCREASE              DECREASE
                                                                  ------------          ------------
Effect on total of 2004 service cost and interest cost            $         89                   (42)
Effect on 2004 other post-retirement benefit obligation                  1,003                  (477)

(g)   PLAN ASSETS

      The Company's qualified pension plan had weighted-average asset allocations at December 31, 2004 and 2003, by asset category as follows:

                                      PLAN ASSETS AT DECEMBER 31
                                      --------------------------
                                      2004                  2003
                                      ----                  ----
Equity securities                       75%                   65%
Debt securities                         18%                   24%
Real estate                              5%                    4%
Other                                    2%                    7%
                                      ----                  ----
        Total                          100%                  100%
                                      ====                  ====

      The assets of the Company's defined benefit pension plan (the Plan) are invested in a group variable annuity contract offering specific investment choices from various asset classes providing diverse and professionally managed options. The assets are invested in a mix of equity securities, debt securities and real estate securities in allocations as determined from time to time by the Pension Plan Committee. The target allocations are designed to balance the Plan's short-term liquidity needs and its long-term liabilities.

      For diversification and risk control purposes, where applicable each asset class is further divided into sub classes such as large cap, mid cap and small cap and growth, core and value for equity securities and U.S. domestic, global and high yield for debt securities. To the extent possible, each sub asset class utilizes multiple fund choices and no single fund contains more than 25% of Plan assets (exclusive of any short term increases in assets due to any Plan funding). The Plan performance is measured by a weighted benchmark consisting of equity and debt benchmarks in weights determined by the Plan Committee.

      The overall expected long term rate of return on assets is determined by a weighted average return of fixed income and equity indexes. Fixed income securities (including cash) make up 30% of the weighted average return and equity securities make up 70% of the weighted average return.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

(h)   CASH FLOWS

      (i)   CONTRIBUTIONS

            The Company expects to contribute $1,448 to its qualified pension plan and $0 to its other post-retirement benefit plans in 2005.

      (ii)  ESTIMATED FUTURE BENEFIT PAYMENTS

            The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

                                       PENSION                 OTHER
                                       BENEFITS               BENEFITS
                                      ---------               --------
2005                                  $   4,200                   296
2006                                      3,992                   313
2007                                      4,877                   330
2008                                      4,792                   331
2009                                      6,892                   332
2010-2014                                44,002                 1,671

(i)   OTHER PLAN EXPENSES

      The Company also maintains a qualified contributory defined contribution profit-sharing plan covering substantially all employees. Company contributions to the profit-sharing plan are based on the net earnings of the Company and are payable at the sole discretion of management. The expense for contributions to the Plan for 2004, 2003, and 2002 were $2,040, $2,292, and $1,860 respectively.

      Employees hired on or after January 1, 1998 are covered by a defined contribution pension plan. The expense reported for this Plan was $696, $484, and $447, in 2004, 2003, and 2002, respectively.

(j)   ONFS EMPLOYEES

      The Company's qualified pension and post retirement benefit plans include participants who are employees of ONFS. Participating ONFS employees are vice presidents and other executive officers of ONFS and devote substantially all of their time to service for the Company. Most of ONFS's employees were employees of the Company prior to January 1, 2001 and were participants in the benefit plan at that time.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

(13)  REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

      As of December 31, 2004, ONLIC, ONLAC and NSLAC exceeded the minimum risk-based capital (RBC) requirements as established by the NAIC.

      The payment of dividends by ONLIC to its parent, ONFS, is limited by Ohio insurance laws. The maximum dividend that may be paid to ONFS without prior approval of the Director of Insurance is limited to the greater of ONLIC's statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds earned surplus of ONLIC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $73,400 may be paid by ONLIC to ONFS in 2005 without prior approval. Dividends of approximately $30,000 and $8,000 were paid by ONLIC to ONFS in 2004 and 2003, respectively. No dividends were paid by ONLIC to ONFS in 2002.

      The payment of dividends by ONLAC to ONLIC is also limited by Ohio insurance laws. The maximum dividend that may be paid without prior approval of the Director of Insurance is limited to the greater of ONLAC's statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds earned surplus of ONLAC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $12,800 may be paid by ONLAC to ONLIC in 2005 without prior approval. ONLAC paid $5,000 to ONLIC in 2004, $8,438 in 2003, and $12,000 in 2002.

      The payment of dividends by NSLAC to ONLIC is limited by New York insurance laws. NSLAC cannot pay any dividends in 2005 without prior approval of the New York Department of Insurance. No dividends were paid by NSLAC in 2004 or 2003.

      In order to strengthen ONLIC's statutory capital position, ONFS made a $12,963 capital contribution to ONLIC in 2004, a $96,000 capital contribution in 2003, and a $50,000 capital contribution in 2002.

(14)  BANK LINE OF CREDIT

      As of December 31, 2004, the Company had a $100,000 revolving credit facility, of which $50,000 was available at the Company's request. The remaining $50,000 was available at the discretion of the credit line provider. The Company utilized this facility on various occasions in 2004 and 2003 for amounts up to $50,000. Total interest and fees paid on this line of credit were $323 in 2004 and $161 in 2003. There was no borrowing outstanding on this facility as of December 31, 2004 or as of December 31, 2003.

(15)  CONTINGENCIES

      ONLIC and its subsidiaries are defendants in various legal actions arising in the normal course of business. While the outcome of such matters cannot be predicted with certainty, management believes such matters will be resolved without material adverse impact on the financial condition of the Company.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

(16)  REINSURANCE

      The Company routinely enters into reinsurance transactions with other insurance companies. This reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of levels that it is prepared to accept. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders. Ceded premiums approximated 18%, 17%, and 20% of gross earned life and accident and health premiums during 2004, 2003, and 2002, respectively.

      The Company has entered into various coinsurance agreements to facilitate additional sales of fixed annuity products. Ceded amounts under these agreements range from 1/3 to 2/3 of the business produced. Prior to August 2004, one of these contracts was on a funds withheld basis and was subject to the parameters of the DIG B36. DIG B36 requires the bifurcation and valuation of the embedded derivative associated with a funds withheld contract. The change in the value of this derivative is shown on the face of the income statement. Prior to the adoption of DIG B36 in 2003, the Company recognized a liability as of December 31, 2002 of $33,819 related to unrealized gains that would be payable to reinsurers if realized. This liability was a reduction to Other Comprehensive Income.

      The ceded reserves attributable to coinsurance agreements were $1,012,149 and $739,227 as of December 31, 2004 and 2003, respectively.

(17)  SEGMENT INFORMATION

      The Company conducts its business in three operating segments: individual life insurance, pension and annuities, and other insurance. Individual life insurance includes whole life, universal life, variable universal life and term life. All products within this segment share similar distribution systems and some degree of mortality (loss of life) risk. Pension and annuities include fixed and variable deferred and immediate annuities issued to individuals as well as guaranteed investment and accumulated deposit contracts issued to groups. The products in this segment are primarily designed for asset accumulation and generation of investment returns. Other insurance includes NSLAC joint venture results as well as individual disability insurance and group life and disability insurance. These lines are viewed as "complementary" lines that allow us to provide a broad portfolio of products to enhance sales in our two primary operating segments. In addition to our operating segments, certain assets not specifically allocated to support any product line, along with various corporate expenses and liabilities, are assigned to the corporate segment. All revenue, expense, asset, and liability amounts are allocated to one of the four segments. As such, the sum of the financial information from these segments equals the information for the Company as a whole.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                         December 31,2004,2003 and 2002

                             (Dollars in thousands)

The Company entered into a Succession Rights Agreement with The Canada Life Assurance Company effective April 6, 2001 relating to the Company's group life and health insurance. The amount shown in "Other income" for the other insurance segment in 2001 is the earned portion of the proceeds generated by this agreement. The final $1,165 of additional proceeds were recognized in earnings in 2002 as all final obligations of the agreement were met.

                                                     YEAR ENDED OR AS OF DECEMBER 31, 2004
                                  --------------------------------------------------------------------------------
                                    INDIVIDUAL         PENSION            OTHER
                                  LIFE INSURANCE    AND ANNUITIES       INSURANCE        CORPORATE        TOTAL
                                  --------------    -------------       ---------        ---------      ----------
Revenues:
  Traditional life insurance
    premiums                             162,789                -               -                -         162,789
  Annuity premiums and charges                 -           47,873             233                -          48,106
  Universal life policy charges           83,918                -               -                -          83,918
  Accident and health
     insurance premiums                        -                -          20,611                -          20,611
  Investment management fees                 496            4,648               -                -           5,144
  Change in value of trading
    portfolio                                  -                -               -          (30,860)        (30,860)
  Change in value of reinsurance
     derivative                                -                -               -           31,083          31,083
  Net investment income                  162,867          389,776          10,419            2,713         565,775
  Net realized investment losses               -                -               -          (24,109)        (24,109)
  Other income                               915           31,071               -            1,001          32,987
                                  --------------    -------------       ---------        ---------      ----------
                                         410,985          473,368          31,263          (20,172)        895,444
                                  --------------    -------------       ---------        ---------      ----------
Benefits and expenses:
  Benefits and claims                    241,087          251,673          22,017              491         515,268
  Provision for policyholders'
     dividends on participating
     policies                             29,934                1           1,068                -          31,003
  Operating expenses                      73,034           98,391           3,318            2,392         177,135
                                  --------------    -------------       ---------        ---------      ----------
                                         344,055          350,065          26,403            2,883         723,406
                                  --------------    -------------       ---------        ---------      ----------
Income before Federal income
  taxes and cumulative effect of
  change in accounting
  principle                       $       66,930          123,303           4,860          (23,055)        172,038
                                  ==============    =============       =========        =========      ==========
Total assets as of
  December 31, 2004               $    2,961,050        9,616,431         299,405          839,206      13,716,092
                                  ==============    =============       =========        =========      ==========

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                         December 31,2004,2003 and 2002

                             (Dollars in thousands)

                                                          YEAR ENDED OR AS OF DECEMBER 31, 2003
                                     --------------------------------------------------------------------------------
                                       INDIVIDUAL         PENSION            OTHER
                                     LIFE INSURANCE    AND ANNUITIES       INSURANCE        CORPORATE        TOTAL
                                     --------------    -------------       ---------        ---------      ----------
Revenues:
  Traditional life insurance
    premiums                         $      138,669                -               -                -         138,669
  Annuity premiums and charges                    -           44,968               -                -          44,968
  Universal life policy charges              76,110                -               -                -          76,110
  Accident and health
     insurance premiums                           -                -          17,139                -          17,139
  Investment management fees                    449            3,775               -                -           4,224
  Change in value of trading
    portfolio                                     -                -               -           31,267          31,267
  Change in value of reinsurance
     derivative                                   -                -               -           11,423          11,423
  Net investment income                     152,373          369,299           9,971           15,221         546,864
  Net realized investment losses                  -                -               -           (3,350)         (3,350)
  Other income                                  430           21,799             286            1,780          24,295
                                     --------------    -------------       ---------        ---------      ----------
                                            368,031          439,841          27,396           56,341         891,609
                                     --------------    -------------       ---------        ---------      ----------
Benefits and expenses:
  Benefits and claims                       220,443          237,892          16,915                -         475,250
  Provision for policyholders'
    dividends on participating
    policies                                 30,592                7             732                -          31,331
  Operating expenses                         57,544           97,096           4,400            1,772         160,812
                                     --------------    -------------       ---------        ---------      ----------
                                            308,579          334,995          22,047            1,772         667,393
                                     --------------    -------------       ---------        ---------      ----------
Income before Federal income
  taxes and cumulative effect of
  change in accounting  principle    $       59,452          104,846           5,349           54,569         224,216
                                     ==============    =============       =========        =========      ==========
Total assets as of
  December 31, 2003                  $    2,896,301        9,226,722         226,171          668,586      13,017,780
                                     ==============    =============       =========        =========      ==========

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003 and 2002

                             (Dollars in thousands)

                                                       YEAR ENDED OR AS OF DECEMBER 31, 2002
                                  --------------------------------------------------------------------------------
                                    INDIVIDUAL         PENSION            OTHER
                                  LIFE INSURANCE    AND ANNUITIES       INSURANCE        CORPORATE        TOTAL
                                  --------------    -------------       ---------        ---------      ----------
Revenues:
  Traditional life insurance
     premiums                     $      126,794                -             881                -         127,675
  Annuity premiums and charges                 -           42,256               -                -          42,256
  Universal life policy charges           69,777                -               -                -          69,777
  Accident and health
     insurance premiums                        -                -          20,210                -          20,210
  Investment management fees                 502            3,635               -                -           4,137
  Net investment income                  143,773          311,153          10,216           (3,700)        461,442
  Net realized losses on
     investments                               -                -               -          (64,164)        (64,164)
  Other income                               172           16,065           1,342              243          17,822
                                  --------------    -------------       ---------        ---------      ----------
                                         341,018          373,109          32,649          (67,621)        679,155
                                  --------------    -------------       ---------        ---------      ----------
Benefits and expenses:
  Benefits and claims                    188,222          218,617          20,783              407         428,029
  Provision for policyholders'
     dividends on participating
     policies                             30,073                9             416                -          30,498
  Operating expenses                      61,342           91,033           6,737          (10,821)        148,291
                                  --------------    -------------       ---------        ---------      ----------
                                         279,637          309,659          27,936          (10,414)        606,818
                                  --------------    -------------       ---------        ---------      ----------
Income (loss) before Federal
  income taxes                    $       61,381           63,450           4,713          (57,207)         72,337
                                  ==============    =============       =========        =========      ==========
Total assets as of
  December 31, 2002               $    2,640,390        8,030,411         232,669          261,670      11,165,140
                                  ==============    =============       =========        =========      ==========

(18)  RELATED PARTY TRANSACTIONS

      On December 30, 2003, the Company closed on a $28,000 mortgage with ONFS, its parent. This loan, on the Company's home office building, is at 6.0% for a 10 year term based on a 25 year amortization with monthly payments of $180 beginning February 1, 2004, and a balloon maturity date of January 1, 2014.

(19)  SUBSEQUENT EVENT

      On January 18, 2005, the Company announced the termination of the 2004 stock purchase agreement between SML and ONLIC due to the failure of the agreement to receive the approval of the New York Insurance Department. The agreement called for ONLIC to acquire SML through a sponsored demutualization. SML was to convert to a stock company and then sell its stock to ONLIC. The transaction required the approval of the New York Insurance Department, which officially disapproved the agreement effective December 30, 2004.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2004

                                                      ASSETS                       CONTRACT OWNERS' EQUITY
                                                  --------------    -----------------------------------------------------
                                                                     CONTRACTS IN      ANNUITY RESERVES
                                                  INVESTMENTS AT     ACCUMULATION      FOR CONTRACTS IN    TOTAL CONTRACT
                                                    FAIR VALUE      PERIOD (NOTE 2)     PAYMENT PERIOD     OWNERS' EQUITY
                                                  --------------    ---------------    ----------------    --------------
OHIO NATIONAL FUND, INC.:
Equity Subaccount
12,531,542 Shares (Cost $308,755,651)...........  $  349,003,434    $  348,357,354        $  646,080       $  349,003,434
Money Market Subaccount
9,700,943 Shares (Cost $97,009,432).............      97,009,432        96,884,281           125,151           97,009,432
Bond Subaccount
7,657,868 Shares (Cost $80,685,392).............      86,763,648        86,608,950           154,698           86,763,648
Omni Subaccount
2,614,249 Shares (Cost $41,128,507).............      34,115,944        34,027,806            88,138           34,115,944
International Subaccount
8,259,127 Shares (Cost $67,728,684).............      81,269,812        81,221,364            48,448           81,269,812
Capital Appreciation Subaccount
4,518,049 Shares (Cost $62,097,308).............      73,689,375        73,577,868           111,507           73,689,375
Discovery Subaccount
1,953,652 Shares (Cost $44,245,498).............      36,279,311        36,261,703            17,608           36,279,311
International Small Company Subaccount
834,984 Shares (Cost $8,325,891)................      12,265,921        12,263,282             2,639           12,265,921
Aggressive Growth Subaccount
709,081 Shares (Cost $5,951,321)................       4,226,121         4,226,121                 0            4,226,121
Small Cap Growth Subaccount
706,677 Shares (Cost $7,443,947)................       5,780,619         5,773,363             7,256            5,780,619
Mid Cap Opportunity Subaccount
3,167,370 Shares (Cost $47,681,282).............      50,139,461        50,082,951            56,510           50,139,461
S&P 500 Index Subaccount
7,981,873 Shares (Cost $103,315,408)............     100,252,325       100,190,769            61,556          100,252,325
Blue Chip Subaccount
2,301,893 Shares (Cost $21,160,799).............      25,205,729        25,205,729                 0           25,205,729
High Income Bond Subaccount
3,652,448 Shares (Cost $28,227,448).............      31,593,674        31,500,461            93,213           31,593,674
Capital Growth Subaccount
1,221,276 Shares (Cost $18,996,925).............      20,993,736        20,993,736                 0           20,993,736
Nasdaq-100 Index Subaccount
2,700,573 Shares (Cost $9,132,378)..............      11,288,397        11,288,397                 0           11,288,397
Bristol Subaccount
174,817 Shares (Cost $1,692,980)................       1,758,662         1,758,662                 0            1,758,662
Bryton Growth Subaccount
181,386 Shares (Cost $1,567,681)................       1,819,300         1,819,300                 0            1,819,300
U.S Equity Subaccount
401,977 Shares (Cost $4,200,092)................       4,707,147         4,707,147                 0            4,707,147
Balanced Subaccount
147,034 Shares (Cost $1,537,013)................       1,665,897         1,665,897                 0            1,665,897

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2004

                                                      ASSETS                       CONTRACT OWNERS' EQUITY
                                                  --------------    -----------------------------------------------------
                                                                     CONTRACTS IN      ANNUITY RESERVES
                                                  INVESTMENTS AT     ACCUMULATION      FOR CONTRACTS IN    TOTAL CONTRACT
                                                    FAIR VALUE      PERIOD (NOTE 2)     PAYMENT PERIOD     OWNERS' EQUITY
                                                  --------------    ---------------    ----------------    --------------
OHIO NATIONAL FUND, INC.: (CONTINUED)
Covered Call Subaccount
182,355 Shares (Cost $1,855,190)................  $    1,960,321    $    1,960,321        $        0       $    1,960,321

DOW TARGET 10 PORTFOLIOS:
First Quarter Subaccount
271,374 Shares (Cost $2,306,348)................       2,789,724         2,789,724                 0            2,789,724
Second Quarter Subaccount
283,354 Shares (Cost $2,649,612)................       3,145,228         3,145,228                 0            3,145,228
Third Quarter Subaccount
341,890 Shares (Cost $2,874,574)................       3,278,730         3,278,730                 0            3,278,730
Fourth Quarter Subaccount
203,399 Shares (Cost $1,885,458)................       2,168,234         2,168,234                 0            2,168,234

DOW TARGET 5 PORTFOLIOS:
First Quarter Subaccount
55,953 Shares (Cost $490,985)...................         585,272           585,272                 0              585,272
Second Quarter Subaccount
50,973 Shares (Cost $425,622)...................         510,751           510,751                 0              510,751
Third Quarter Subaccount
59,215 Shares (Cost $534,755)...................         592,741           592,741                 0              592,741
Fourth Quarter Subaccount
73,020 Shares (Cost $653,768)...................         759,411           759,411                 0              759,411

FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
VIP Growth Subaccount
142,262 Shares (Cost $5,689,865)................       4,553,822         4,553,822                 0            4,553,822
VIP Equity Income Subaccount
150,532 Shares (Cost $3,587,396)................       3,819,007         3,819,007                 0            3,819,007
VIP High Income Bond Subaccount
129,062 Shares (Cost $1,254,442)................         903,435           903,435                 0              903,435

JANUS ASPEN SERIES -- INSTITUTIONAL SHARES:
Growth Subaccount
944,731 Shares (Cost $28,380,395)...............      18,960,761        18,960,761                 0           18,960,761
International Growth Subaccount
159,464 Shares (Cost $3,249,972)................       4,334,219         4,332,845             1,374            4,334,219
Worldwide Growth Subaccount
476,027 Shares (Cost $16,286,612)...............      12,747,999        12,741,877             6,122           12,747,999
Balanced Subaccount
1,339,670 Shares (Cost $33,624,820).............      32,674,545        32,641,228            33,317           32,674,545

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2004

                                                      ASSETS                       CONTRACT OWNERS' EQUITY
                                                  --------------    -----------------------------------------------------
                                                                     CONTRACTS IN      ANNUITY RESERVES
                                                  INVESTMENTS AT     ACCUMULATION      FOR CONTRACTS IN    TOTAL CONTRACT
                                                    FAIR VALUE      PERIOD (NOTE 2)     PAYMENT PERIOD     OWNERS' EQUITY
                                                  --------------    ---------------    ----------------    --------------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.:
All Cap Subaccount
828,163 Shares (Cost $11,938,518)...............  $   13,937,991    $   13,828,286        $  109,705       $   13,937,991
Total Return Subaccount
685,240 Shares (Cost $7,156,912)................       7,722,656         7,701,762            20,894            7,722,656
Investors Subaccount
458,371 Shares (Cost $5,515,041)................       6,330,102         6,330,102                 0            6,330,102

STRONG VARIABLE INSURANCE FUNDS, INC.:
Opportunity II Subaccount
915,843 Shares (Cost $19,484,081)...............      20,560,681        20,555,687             4,994           20,560,681
Multi Cap Value II Subaccount
122,013 Shares (Cost $1,159,543)................       1,436,096         1,436,096                 0            1,436,096
Mid Cap Growth II Subaccount
1,283,216 Shares (Cost $31,688,703).............      20,993,421        20,950,930            42,491           20,993,421

VAN KAMPEN UNIVERSAL INSTITUTIONAL
  FUNDS -- CLASS I:
Core Plus Fixed Income Subaccount
385,457 Shares (Cost $4,228,783)................       4,455,887         4,455,887                 0            4,455,887
US Real Estate Subaccount
461,198 Shares (Cost $7,191,938)................       9,445,335         9,434,573            10,762            9,445,335
Value Subaccount
74,622 Shares (Cost $876,002)...................       1,110,381         1,110,381                 0            1,110,381
Emerging Market Debt Subaccount
22,789 Shares (Cost $169,252)...................         202,590           202,590                 0              202,590

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Growth & Income Subaccount
2,100,200 Shares (Cost $21,608,846).............      24,593,338        24,550,118            43,220           24,593,338
Core US Equity Subaccount
1,223,684 Shares (Cost $13,950,601).............      15,198,149        15,196,905             1,244           15,198,149
Capital Growth Subaccount
1,396,889 Shares (Cost $14,157,359).............      14,513,675        14,498,946            14,729           14,513,675

LAZARD RETIREMENT SERIES, INC.:
Emerging Market Subaccount
978,910 Shares (Cost $10,298,048)...............      13,616,632        13,616,632                 0           13,616,632
Small Cap Subaccount
2,094,135 Shares (Cost $27,668,519).............      35,390,879        35,366,190            24,689           35,390,879

THE PRUDENTIAL SERIES FUND, INC.:
Jennison 20/20 Focus Subaccount
1,082,512 Shares (Cost $11,360,084).............      13,239,118        13,239,118                 0           13,239,118

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2004

                                                      ASSETS                       CONTRACT OWNERS' EQUITY
                                                  --------------    -----------------------------------------------------
                                                                     CONTRACTS IN      ANNUITY RESERVES
                                                  INVESTMENTS AT     ACCUMULATION      FOR CONTRACTS IN    TOTAL CONTRACT
                                                    FAIR VALUE      PERIOD (NOTE 2)     PAYMENT PERIOD     OWNERS' EQUITY
                                                  --------------    ---------------    ----------------    --------------
THE PRUDENTIAL SERIES FUND, INC.: (CONTINUED)
Jennison Subaccount
390,817 Shares (Cost $7,341,046)................  $    7,022,975    $    7,022,975        $        0       $    7,022,975

UBS SERIES TRUST:
U.S. Allocation Subaccount
677,514 Shares (Cost $9,105,958)................       9,119,334         9,098,214            21,120            9,119,334

PBHG INSURANCE SERIES FUND:
Technology & Communications Subaccount
1,308,865 Shares (Cost $5,834,967)..............       3,036,566         3,036,566                 0            3,036,566
FIDELITY VARIABLE INSURANCE PRODUCTS
  FUND -- SERVICE CLASS 2:
VIP Mid-Cap Subaccount
2,433,654 Shares (Cost $50,595,472).............      72,717,587        72,668,150            49,437           72,717,587
VIP Contrafund Subaccount
1,910,597 Shares (Cost $40,793,115).............      50,344,242        50,344,242                 0           50,344,242
VIP Growth Subaccount
725,697 Shares (Cost $25,900,937)...............      22,961,063        22,947,448            13,615           22,961,063
VIP Equity Income Subaccount
548,848 Shares (Cost $12,641,660)...............      13,770,584        13,768,728             1,856           13,770,584

JANUS ASPEN SERIES -- SERVICE SHARES:
Growth Subaccount
1,060,995 Shares (Cost $27,922,807).............      21,050,149        21,048,753             1,396           21,050,149
Worldwide Growth Subaccount
660,473 Shares (Cost $14,429,904)...............      17,581,804        17,580,439             1,365           17,581,804
Balanced Subaccount
2,478,466 Shares (Cost $59,631,225).............      62,556,488        62,551,741             4,747           62,556,488
International Growth Subaccount
471,559 Shares (Cost $9,418,875)................      12,703,804        12,695,228             8,576           12,703,804

J.P. MORGAN SERIES TRUST II:
Small Company Subaccount
1,036,040 Shares (Cost $14,708,277).............      18,524,395        18,515,364             9,031           18,524,395
Mid Cap Value Subaccount
1,358,046 Shares (Cost $29,452,163).............      35,200,558        35,192,064             8,494           35,200,558

ALLIANCE VARIABLE SERIES PRODUCT FUND, INC.:
Global Bond Subaccount
29,209 Shares (Cost $333,250)...................         394,618           394,618                 0              394,618
Growth & Income Subaccount
71,287 Shares (Cost $1,504,670).................       1,701,625         1,701,625                 0            1,701,625

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2004

                                                      ASSETS                       CONTRACT OWNERS' EQUITY
                                                  --------------    -----------------------------------------------------
                                                                     CONTRACTS IN      ANNUITY RESERVES
                                                  INVESTMENTS AT     ACCUMULATION      FOR CONTRACTS IN    TOTAL CONTRACT
                                                    FAIR VALUE      PERIOD (NOTE 2)     PAYMENT PERIOD     OWNERS' EQUITY
                                                  --------------    ---------------    ----------------    --------------
ALLIANCE VARIABLE SERIES PRODUCT FUND, INC.:
  (CONTINUED)
Small Cap Growth Subaccount
21,840 Shares (Cost $194,263)...................  $      251,812    $      251,812        $        0       $      251,812

MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS:
New Discovery Subaccount
164,173 Shares (Cost $2,103,415)................       2,414,984         2,414,984                 0            2,414,984
Investors Growth Stock Subaccount
435,304 Shares (Cost $3,603,701)................       4,065,744         4,065,744                 0            4,065,744
Mid Cap Growth Subaccount
668,041 Shares (Cost $3,999,670)................       4,676,290         4,676,290                 0            4,676,290
Total Return Subaccount
2,996,633 Shares (Cost $55,129,544).............      63,678,445        63,410,028           268,417           63,678,445

PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE
SHARES:
Real Return Subaccount
5,072,676 Shares (Cost $63,560,340).............      65,538,968        65,325,100           213,868           65,538,968
Total Return Subaccount
3,914,556 Shares (Cost $40,637,237).............      41,141,979        41,141,979                 0           41,141,979
Global Bond Subaccount
591,520 Shares (Cost $7,436,490)................       7,849,472         7,849,472                 0            7,849,472
CALVERT VARIABLE SERIES, INC.:
Social Equity Subaccount
26,861 Shares (Cost $364,863)...................         455,020           455,020                 0              455,020
DREYFUS VARIABLE INVESTMENT FUND -- SERVICE
SHARES:
Appreciation Subaccount
152,278 Shares (Cost $5,186,892)................       5,399,761         5,391,248             8,513            5,399,761
ROYCE CAPITAL FUND:
Small-Cap Subaccount
3,795,872 Shares (Cost $30,506,234).............      34,162,850        34,136,765            26,085           34,162,850
Micro-Cap Subaccount
1,582,215 Shares (Cost $17,475,729).............      18,195,473        18,195,473                 0           18,195,473

VAN KAMPEN UNIVERSAL INSTITUTIONAL
  FUNDS -- CLASS II:
Core Plus Fixed Income Subaccount
167,536 Shares (Cost $1,912,221)................       1,928,334         1,928,334                 0            1,928,334
US Real Estate Subaccount
710,104 Shares (Cost $12,000,504)...............      14,471,921        14,468,593             3,328           14,471,921
                                                  --------------    --------------        ----------       --------------

TOTALS..........................................  $1,939,275,921    $1,936,909,728        $2,366,193       $1,939,275,921
                                                  ==============    ==============        ==========       ==============

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                     OHIO NATIONAL FUND, INC.
                                 ------------------------------------------------------------------------------------------------
                                                  MONEY                                                  CAPITAL
                                   EQUITY        MARKET         BOND         OMNI      INTERNATIONAL   APPRECIATION    DISCOVERY
                                 SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
                                 -----------   -----------   ----------   ----------   -------------   ------------   -----------
                                    2004          2004          2004         2004          2004            2004          2004
                                 -----------   -----------   ----------   ----------   -------------   ------------   -----------
Investment activity:
  Reinvested dividends.........  $   144,062   $   906,619   $        0   $  459,063    $        0      $  265,722    $         0
  Risk & administrative expense
     (note 3)..................   (3,773,312)   (1,164,009)    (967,702)    (326,141)     (622,031)       (765,486)      (431,742)
                                 -----------   -----------   ----------   ----------    ----------      ----------    -----------
       Net investment
          activity.............   (3,629,250)     (257,390)    (967,702)     132,922      (622,031)       (499,764)      (431,742)
                                 -----------   -----------   ----------   ----------    ----------      ----------    -----------
Realized & unrealized gain
  (loss) on investments:
  Reinvested capital gains.....            0             0            0            0             0               0              0
  Realized gain (loss).........      307,837            (3)     215,259     (963,962)      227,482         280,904     (2,117,361)
  Unrealized gain..............   38,703,302             0    3,817,955    2,761,999     8,130,298       7,416,242      5,792,510
                                 -----------   -----------   ----------   ----------    ----------      ----------    -----------
       Net gain (loss) on
          investments..........   39,011,139            (3)   4,033,214    1,798,037     8,357,780       7,697,146      3,675,149
                                 -----------   -----------   ----------   ----------    ----------      ----------    -----------
          Net increase
            (decrease) in
            contract owners'
            equity from
            operations.........  $35,381,889   $  (257,393)  $3,065,512   $1,930,959    $7,735,749      $7,197,382    $ 3,243,407
                                 ===========   ===========   ==========   ==========    ==========      ==========    ===========

                                                                      OHIO NATIONAL FUND, INC.
                                   ----------------------------------------------------------------------------------------------
                                   INTERNATIONAL   AGGRESSIVE   SMALL CAP      MID CAP         S&P                    HIGH INCOME
                                     SMALL CO.       GROWTH       GROWTH     OPPORTUNITY    500 INDEX    BLUE CHIP       BOND
                                    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                   -------------   ----------   ----------   -----------   -----------   ----------   -----------
                                       2004           2004         2004         2004          2004          2004         2004
                                   -------------   ----------   ----------   -----------   -----------   ----------   -----------
Investment activity:
  Reinvested dividends...........   $  116,645     $        0   $        0   $        0    $ 1,074,659   $  322,532   $   96,487
  Risk & administrative expense
     (note 3)....................     (129,617)       (54,709)     (67,470)    (522,150)    (1,219,448)    (316,910)    (362,120)
                                    ----------     ----------   ----------   ----------    -----------   ----------   ----------
       Net investment activity...      (12,972)       (54,709)     (67,470)    (522,150)      (144,789)       5,622     (265,633)
                                    ----------     ----------   ----------   ----------    -----------   ----------   ----------
Realized & unrealized gain (loss)
  on investments:
  Reinvested capital gains.......            0              0            0            0              0            0            0
  Realized gain (loss)...........      338,426       (697,392)    (635,660)    (275,548)    (1,131,849)     264,470      144,560
  Unrealized gain................    1,618,929      1,025,625    1,234,501    6,202,277      9,444,986    1,600,225    2,577,219
                                    ----------     ----------   ----------   ----------    -----------   ----------   ----------
       Net gain on investments...    1,957,355        328,233      598,841    5,926,729      8,313,137    1,864,695    2,721,779
                                    ----------     ----------   ----------   ----------    -----------   ----------   ----------
          Net increase in
            contract owners'
            equity from
            operations...........   $1,944,383     $  273,524   $  531,371   $5,404,579    $ 8,168,348   $1,870,317   $2,456,146
                                    ==========     ==========   ==========   ==========    ===========   ==========   ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                        OHIO NATIONAL FUND, INC.
                                        -----------------------------------------------------------------------------------------
                                         CAPITAL     NASDAQ-100                  BRYTON                                 COVERED
                                          GROWTH       INDEX       BRISTOL       GROWTH     U.S. EQUITY    BALANCED       CALL
                                        SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                        ----------   ----------   ----------   ----------   -----------   ----------   ----------
                                           2004         2004         2004         2004        2004(D)      2004(D)      2004(D)
                                        ----------   ----------   ----------   ----------   -----------   ----------   ----------
Investment activity:
  Reinvested dividends................  $        0   $        0    $ 17,469     $      0     $      0      $      0     $      0
  Risk & administrative expense (note
     3)...............................    (263,041)    (133,617)    (20,289)     (21,802)     (19,591)       (9,531)     (13,738)
                                        ----------   ----------    --------     --------     --------      --------     --------
       Net investment activity........    (263,041)    (133,617)     (2,820)     (21,802)     (19,591)       (9,531)     (13,738)
                                        ----------   ----------    --------     --------     --------      --------     --------
Realized & unrealized gain (loss) on
  investments:
  Reinvested capital gains............           0            0     179,685            0            0             0            0
  Realized gain (loss)................     (48,847)     248,033      31,137       71,317       12,172        24,680       25,399
  Unrealized gain (loss)..............   3,697,911      755,598     (91,684)      57,775      507,055       128,884      105,131
                                        ----------   ----------    --------     --------     --------      --------     --------
       Net gain on investments........   3,649,064    1,003,631     119,138      129,092      519,227       153,564      130,530
                                        ----------   ----------    --------     --------     --------      --------     --------
          Net increase in contract
            owners' equity from
            operations................  $3,386,023   $  870,014    $116,318     $107,290     $499,636      $144,033     $116,792
                                        ==========   ==========    ========     ========     ========      ========     ========

                                    DOW TARGET 10 PORTFOLIOS (NOTE 5)                   DOW TARGET 5 PORTFOLIOS (NOTE 5)
                            -------------------------------------------------   -------------------------------------------------
                              FIRST        SECOND       THIRD        FOURTH       FIRST        SECOND       THIRD        FOURTH
                             QUARTER      QUARTER      QUARTER      QUARTER      QUARTER      QUARTER      QUARTER      QUARTER
                            SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
                               2004         2004         2004         2004         2004         2004         2004         2004
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
Investment activity:
  Reinvested dividends....   $      0     $      0     $      0     $      0     $     0      $     0      $     0      $     0
  Risk & administrative
     expense (note 3).....    (38,196)     (42,755)     (39,445)     (27,883)     (7,842)      (6,433)      (7,903)      (9,809)
                             --------     --------     --------     --------     -------      -------      -------      -------
       Net investment
          activity........    (38,196)     (42,755)     (39,445)     (27,883)     (7,842)      (6,433)      (7,903)      (9,809)
                             --------     --------     --------     --------     -------      -------      -------      -------
Realized & unrealized gain
  (loss) on investments:
  Reinvested capital
     gains................          0            0            0            0           0            0            0            0
  Realized gain...........     92,858       72,055       49,055       70,037       7,273        6,971       22,734       14,146
  Unrealized gain
     (loss)...............    (20,015)     (17,839)      50,384      (52,725)     48,292       44,307       22,034       32,144
                             --------     --------     --------     --------     -------      -------      -------      -------
       Net gain on
          investments.....     72,843       54,216       99,439       17,312      55,565       51,278       44,768       46,290
                             --------     --------     --------     --------     -------      -------      -------      -------
          Net increase
            (decrease) in
            contract
            owners' equity
            from
            operations....   $ 34,647     $ 11,461     $ 59,994     $(10,571)    $47,723      $44,845      $36,865      $36,481
                             ========     ========     ========     ========     =======      =======      =======      =======

---------------

(d) Period from May 1, 2004, date of commencement of operations

   The accompanying notes are an integral part of these financial statements

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2004

                              FIDELITY VARIABLE INSURANCE PRODUCTS FUND          JANUS ASPEN SERIES -- INSTITUTIONAL SHARES
                             -------------------------------------------   ------------------------------------------------------
                                             VIP EQUITY      VIP HIGH                    INTERNATIONAL    WORLDWIDE
                              VIP GROWTH       INCOME       INCOME BOND      GROWTH         GROWTH         GROWTH       BALANCED
                              SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                             ------------   ------------   -------------   -----------   -------------   -----------   ----------
                                 2004           2004           2004           2004           2004           2004          2004
                             ------------   ------------   -------------   -----------   -------------   -----------   ----------
Investment activity:
  Reinvested dividends.....    $  13,255      $ 61,514        $ 81,156     $    27,680     $ 36,650      $   136,128   $  742,981
  Risk & administrative
     expense (note 3)......      (62,251)      (50,104)        (12,130)       (266,821)     (54,476)        (182,100)    (453,445)
                               ---------      --------        --------     -----------     --------      -----------   ----------
       Net investment
          activity.........      (48,996)       11,410          69,026        (239,141)     (17,826)         (45,972)     289,536
                               ---------      --------        --------     -----------     --------      -----------   ----------
Realized & Unrealized gain
  (loss) on investments:
  Reinvested capital
     gains.................            0        14,695               0               0            0                0            0
  Realized gain (loss).....     (286,922)      (10,999)        (92,429)     (3,715,170)     156,410       (1,566,500)    (770,051)
  Unrealized gain..........      407,350       348,312          95,757       4,388,057      512,505        1,913,546    2,715,335
                               ---------      --------        --------     -----------     --------      -----------   ----------
       Net gain on
          investments......      120,428       352,008           3,328         672,887      668,915          347,046    1,945,284
                               ---------      --------        --------     -----------     --------      -----------   ----------
          Net increase in
            contract
            owners' equity
            from
            operations.....    $  71,432      $363,418        $ 72,354     $   433,746     $651,089      $   301,074   $2,234,820
                               =========      ========        ========     ===========     ========      ===========   ==========

                                      SALOMON BROTHERS VARIABLE SERIES FUNDS INC.        STRONG VARIABLE INSURANCE FUNDS, INC.
                                      --------------------------------------------    -------------------------------------------
                                                         TOTAL                                          MULTI CAP       MID CAP
                                        ALL CAP          RETURN        INVESTORS      OPPORTUNITY II     VALUE II      GROWTH II
                                       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT       SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
                                      ------------    ------------    ------------    --------------    ----------    -----------
                                          2004            2004            2004             2004            2004          2004
                                      ------------    ------------    ------------    --------------    ----------    -----------
Investment activity:
  Reinvested dividends..............   $   72,297       $137,156        $ 89,107        $        0       $      0     $         0
  Risk & administrative expense
     (note 3).......................     (184,144)       (96,843)        (82,863)         (286,414)       (19,087)       (279,621)
                                       ----------       --------        --------        ----------       --------     -----------
       Net investment activity......     (111,847)        40,313           6,244          (286,414)       (19,087)       (279,621)
                                       ----------       --------        --------        ----------       --------     -----------
Realized & Unrealized gain (loss) on
  investments:
  Reinvested capital gains..........            0        137,341               0                 0              0               0
  Realized gain (loss)..............      227,888         91,325         125,753          (273,157)        36,099      (3,848,851)
  Unrealized gain...................      804,468        238,477         422,676         3,819,783        182,530       7,447,709
                                       ----------       --------        --------        ----------       --------     -----------
       Net gain on investments......    1,032,356        467,143         548,429         3,546,626        218,629       3,598,858
                                       ----------       --------        --------        ----------       --------     -----------
          Net increase in contract
            owners' equity from
            operations..............   $  920,509       $507,456        $554,673        $3,260,212       $199,542     $ 3,319,237
                                       ==========       ========        ========        ==========       ========     ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2004

                                    VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS I   GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                    ---------------------------------------------------   ---------------------------------------
                                     CORE PLUS
                                       FIXED        US REAL                   EMERGING     GROWTH &       CORE US       CAPITAL
                                       INCOME        ESTATE       VALUE      MKT. DEBT      INCOME        EQUITY        GROWTH
                                     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                    ------------   ----------   ----------   ----------   -----------   -----------   -----------
                                        2004          2004         2004         2004         2004          2004          2004
                                    ------------   ----------   ----------   ----------   -----------   -----------   -----------
Investment activity:
  Reinvested dividends............    $174,782     $   93,386    $ 10,595     $13,488     $  335,352    $  157,899    $   94,715
  Risk & administrative expense
     (note 3).....................     (62,251)       (74,536)    (14,059)     (2,461)      (180,510)     (175,685)     (115,089)
                                      --------     ----------    --------     -------     ----------    ----------    ----------
       Net investment activity....     112,531         18,850      (3,464)     11,027        154,842       (17,786)      (20,374)
                                      --------     ----------    --------     -------     ----------    ----------    ----------
Realized & Unrealized gain (loss)
  on investments:
  Reinvested capital gains........      10,522        108,716      33,565       6,304              0             0             0
  Realized gain (loss)............      42,489         86,434      30,193       5,043         60,738         2,972       (54,063)
  Unrealized gain (loss)..........     (31,928)     1,802,931      98,270      (4,791)     2,434,517     1,689,559     1,040,377
                                      --------     ----------    --------     -------     ----------    ----------    ----------
       Net gain on investments....      21,083      1,998,081     162,028       6,556      2,495,255     1,692,531       986,314
                                      --------     ----------    --------     -------     ----------    ----------    ----------
          Net increase in contract
            owners' equity from
            operations............    $133,614     $2,016,931    $158,564     $17,583     $2,650,097    $1,674,745    $  965,940
                                      ========     ==========    ========     =======     ==========    ==========    ==========

                                                                                                                         PBHG
                                                       LAZARD RETIREMENT       THE PRUDENTIAL SERIES     UBS SERIES    INSURANCE
                                                         SERIES, INC.                FUND, INC.            TRUST      SERIES FUND
                                                    -----------------------   ------------------------   ----------   -----------
                                                     EMERGING                  JENNISON                     U.S.       TECHN. &
                                                      MARKET     SMALL CAP    20/20 FOCUS    JENNISON    ALLOCATION      COMM.
                                                    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                    ----------   ----------   -----------   ----------   ----------   -----------
                                                       2004         2004         2004          2004         2004         2004
                                                    ----------   ----------   -----------   ----------   ----------   -----------
Investment activity:
  Reinvested dividends............................  $   64,022   $        0   $        0    $   2,814    $  65,621    $         0
  Risk & administrative expense (note 3)..........    (111,696)    (365,560)    (148,630)     (90,510)    (119,313)       (42,834)
                                                    ----------   ----------   ----------    ---------    ---------    -----------
       Net investment activity....................     (47,674)    (365,560)    (148,630)     (87,696)     (53,692)       (42,834)
                                                    ----------   ----------   ----------    ---------    ---------    -----------
Realized & Unrealized gain (loss) on investments:
  Reinvested capital gains........................           0            0            0            0            0              0
  Realized gain (loss)............................     746,280      266,390      222,017     (233,143)    (176,816)    (1,753,179)
  Unrealized gain.................................   1,963,685    4,025,210    1,452,832      814,222      996,932      1,905,388
                                                    ----------   ----------   ----------    ---------    ---------    -----------
       Net gain on investments....................   2,709,965    4,291,600    1,674,849      581,079      820,116        152,209
                                                    ----------   ----------   ----------    ---------    ---------    -----------
          Net increase in contract owners' equity
            from operations.......................  $2,662,291   $3,926,040   $1,526,219    $ 493,383    $ 766,424    $   109,375
                                                    ==========   ==========   ==========    =========    =========    ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                       FIDELITY VARIABLE INSURANCE PRODUCTS
                                                             FUND -- SERVICE CLASS 2
                                                --------------------------------------------------
                                                    VIP          VIP          VIP       VIP EQUITY
                                                  MID-CAP     CONTRAFUND     GROWTH       INCOME
                                                SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                -----------   ----------   ----------   ----------
                                                   2004          2004         2004         2004
                                                -----------   ----------   ----------   ----------
Investment activity:
  Reinvested dividends........................  $         0   $   69,811   $   27,514   $   19,853
  Risk & administrative expense (note 3)......     (714,033)    (504,985)    (292,015)     (89,456)
                                                -----------   ----------   ----------   ----------
       Net investment activity................     (714,033)    (435,174)    (264,501)     (69,603)
                                                -----------   ----------   ----------   ----------
Realized & unrealized gain (loss) on
  investments:
  Reinvested capital gains....................            0            0            0        5,174
  Realized gain (loss)........................      436,568      122,933     (482,316)      26,472
  Unrealized gain (loss)......................   12,844,729    5,775,127    1,075,883    1,060,310
                                                -----------   ----------   ----------   ----------
       Net gain on investments................   13,281,297    5,898,060      593,567    1,091,956
                                                -----------   ----------   ----------   ----------
          Net increase in contract owners'
            equity from operations............  $12,567,264   $5,462,886   $  329,066   $1,022,353
                                                ===========   ==========   ==========   ==========


                                                        JANUS ASPEN SERIES -- SERVICE SHARES
                                                -----------------------------------------------------
                                                              WORLDWIDE                 INTERNATIONAL
                                                  GROWTH        GROWTH      BALANCED       GROWTH
                                                SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                -----------   ----------   ----------   -------------
                                                   2004          2004         2004          2004
                                                -----------   ----------   ----------   -------------
Investment activity:
  Reinvested dividends........................  $         0   $ 163,798    $1,360,404    $   90,345
  Risk & administrative expense (note 3)......     (289,015)   (251,754)     (862,906)     (140,600)
                                                -----------   ---------    ----------    ----------
       Net investment activity................     (289,015)    (87,956)      497,498       (50,255)
                                                -----------   ---------    ----------    ----------
Realized & unrealized gain (loss) on
  investments:
  Reinvested capital gains....................            0           0             0             0
  Realized gain (loss)........................   (1,536,570)    670,142        61,002       333,624
  Unrealized gain (loss)......................    2,318,332     (88,921)    3,526,677     1,499,839
                                                -----------   ---------    ----------    ----------
       Net gain on investments................      781,762     581,221     3,587,679     1,833,463
                                                -----------   ---------    ----------    ----------
          Net increase in contract owners'
            equity from operations............  $   492,747   $ 493,265    $4,085,177    $1,783,208
                                                ===========   =========    ==========    ==========

                                                                                                  ALLIANCE VARIABLE SERIES
                                                              J.P. MORGAN SERIES TRUST II            PRODUCT FUND, INC.
                                                              ---------------------------   ------------------------------------
                                                                 SMALL         MID CAP        GLOBAL      GROWTH &    SMALL CAP
                                                                COMPANY         VALUE          BOND        INCOME       GROWTH
                                                               SUBACCOUNT     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                              ------------   ------------   ----------   ----------   ----------
                                                                  2004           2004          2004         2004         2004
                                                              ------------   ------------   ----------   ----------   ----------
Investment activity:
  Reinvested dividends......................................   $        0     $   51,716     $22,008      $ 12,249     $     0
  Risk & administrative expense (note 3)....................     (142,357)      (272,694)     (4,920)      (22,608)     (3,364)
                                                               ----------     ----------     -------      --------     -------
       Net investment activity..............................     (142,357)      (220,978)     17,088       (10,359)     (3,364)
                                                               ----------     ----------     -------      --------     -------
Realized & unrealized gain (loss) on investments:
  Reinvested capital gains..................................            0         88,999       7,963             0           0
  Realized gain.............................................      130,274        116,495       8,764        17,310       5,000
  Unrealized gain (loss)....................................    3,079,786      4,215,210      (4,492)      145,746      25,655
                                                               ----------     ----------     -------      --------     -------
       Net gain on investments..............................    3,210,060      4,420,704      12,235       163,056      30,655
                                                               ----------     ----------     -------      --------     -------
          Net increase in contract owners' equity from
          operations........................................   $3,067,703     $4,199,726     $29,323      $152,697     $27,291
                                                               ==========     ==========     =======      ========     =======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                                        FIRST AMERICAN INSURANCE
                                                                                                            PORTFOLIOS, INC.
                                                     MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS         (CLASS IB) (NOTE 5)
                                                  ---------------------------------------------------   -------------------------
                                                     NEW        INVESTORS      MID CAP       TOTAL       CORPORATE      EQUITY
                                                  DISCOVERY    GROWTH STOCK     GROWTH       RETURN        BOND         INCOME
                                                  SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                  ----------   ------------   ----------   ----------   -----------   -----------
                                                     2004          2004          2004         2004         2004          2004
                                                  ----------   ------------   ----------   ----------   -----------   -----------
Investment activity:
  Reinvested dividends..........................   $      0      $      0      $      0    $  781,445    $ 68,010      $  55,523
  Risk & administrative expense (note 3)........    (32,237)      (45,325)      (52,191)     (718,419)    (21,695)       (91,667)
                                                   --------      --------      --------    ----------    --------      ---------
       Net investment activity..................    (32,237)      (45,325)      (52,191)       63,026      46,315        (36,144)
                                                   --------      --------      --------    ----------    --------      ---------
Realized & unrealized gain (loss) on
  investments:
  Reinvested capital gains......................          0             0             0             0           0              0
  Realized gain.................................     70,641        26,541        60,040       241,050      25,736        534,820
  Unrealized gain (loss)........................     64,462       288,449       458,539     4,865,061     (55,925)      (534,975)
                                                   --------      --------      --------    ----------    --------      ---------
       Net gain (loss) on investments...........    135,103       314,990       518,579     5,106,111     (30,189)          (155)
                                                   --------      --------      --------    ----------    --------      ---------
          Net increase (decrease) in contract
            owners' equity from operations......   $102,866      $269,665      $466,388    $5,169,137    $ 16,126      $ (36,299)
                                                   ========      ========      ========    ==========    ========      =========

                                                                                                      CALVERT
                                                                                                     VARIABLE         DREYFUS
                                                              PIMCO VARIABLE INSURANCE TRUST --     SERIES INC.      VARIABLE
                                                                    ADMINISTRATIVE SHARES           -----------     INVESTMENT
                                                             ------------------------------------                 FUND -- SERVICE
                                                                                                      SOCIAL          SHARES
                                                                REAL        TOTAL        GLOBAL       EQUITY      ---------------
                                                               RETURN       RETURN        BOND      SUBACCOUNT     APPRECIATION
                                                             SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    (NOTE 5)       SUBACCOUNT
                                                             ----------   ----------   ----------   -----------   ---------------
                                                                2004         2004         2004         2004            2004
                                                             ----------   ----------   ----------   -----------   ---------------
Investment activity:
  Reinvested dividends.....................................  $  441,554   $  670,075    $115,964      $   332        $ 73,674
  Risk & administrative expense (note 3)...................    (549,043)    (475,590)    (81,462)      (5,488)        (51,463)
                                                             ----------   ----------    --------      -------        --------
       Net investment activity.............................    (107,489)     194,485      34,502       (5,156)         22,211
                                                             ----------   ----------    --------      -------        --------
Realized & unrealized gain on investments:
  Reinvested capital gains.................................   1,913,958      577,954     471,068            0               0
  Realized gain............................................     113,188       70,122      48,052       11,917          11,542
  Unrealized gain..........................................   1,283,626      373,168      72,819       17,927         124,973
                                                             ----------   ----------    --------      -------        --------
       Net gain on investments.............................   3,310,772    1,021,244     591,939       29,844         136,515
                                                             ----------   ----------    --------      -------        --------
          Net increase in contract owners' equity from
          operations.......................................  $3,203,283   $1,215,729    $626,441      $24,688        $158,726
                                                             ==========   ==========    ========      =======        ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                             VAN KAMPEN UNIVERSAL
                                                                                        INSTITUTIONAL FUNDS -- CLASS II
                                                                ROYCE CAPITAL FUND:     -------------------------------
                                                              -----------------------      CORE PLUS         US REAL
                                                              SMALL-CAP    MICRO-CAP     FIXED INCOME        ESTATE
                                                              SUBACCOUNT   SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
                                                              ----------   ----------   ---------------   -------------
                                                                 2004         2004           2004             2004
                                                              ----------   ----------   ---------------   -------------
Investment activity:
  Reinvested dividends......................................  $        0   $        0      $ 49,870        $   89,381
  Risk & administrative expense (note 3)....................    (260,791)    (146,550)      (19,640)          (84,779)
                                                              ----------   ----------      --------        ----------
       Net investment activity..............................    (260,791)    (146,550)       30,230             4,602
                                                              ----------   ----------      --------        ----------
Realized & unrealized gain (loss) on investments:
  Reinvested capital gains..................................   1,599,869    1,249,599         3,029           105,349
  Realized gain.............................................     103,164       15,779         8,668            93,754
  Unrealized gain (loss)....................................   3,358,325      427,590        (1,646)        2,338,382
                                                              ----------   ----------      --------        ----------
       Net gain on investments..............................   5,061,358    1,692,968        10,051         2,537,485
                                                              ----------   ----------      --------        ----------
          Net increase in contract owners' equity from
         operations.........................................  $4,800,567   $1,546,418      $ 40,281        $2,542,087
                                                              ==========   ==========      ========        ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2004 AND 2003

                                                                         OHIO NATIONAL FUND, INC.
                                         ----------------------------------------------------------------------------------------
                                                   EQUITY                      MONEY MARKET                      BOND
                                                 SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
                                         ---------------------------   ----------------------------   ---------------------------
                                             2004           2003           2004           2003            2004           2003
                                         ------------   ------------   ------------   -------------   ------------   ------------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity..............  $ (3,629,250)  $ (2,209,631)  $   (257,390)  $    (700,965)  $   (967,702)  $  2,618,748
  Reinvested capital gains.............             0              0              0               0              0              0
  Realized gain (loss).................       307,837     (3,248,511)            (3)         96,992        215,259        524,823
  Unrealized gain......................    38,703,302     79,597,773              0               0      3,817,955      1,892,268
                                         ------------   ------------   ------------   -------------   ------------   ------------
       Net increase (decrease) in
          contract owners' equity from
          operations...................    35,381,889     74,139,631       (257,393)       (603,973)     3,065,512      5,035,839
                                         ------------   ------------   ------------   -------------   ------------   ------------
Equity transactions:
  Contract purchase payments (note
     1)................................    28,070,717     16,223,731    114,827,216      30,311,696     12,674,936      3,896,169
  Transfers from fixed & other
     subaccounts.......................    71,331,133     45,528,561    163,268,806     765,495,306     32,960,860     23,880,042
  Withdrawals & surrenders.............   (22,856,424)   (10,194,574)   (11,637,633)    (75,613,893)    (3,943,066)    (4,367,659)
  Surrender charges (note 3)...........      (310,557)      (219,621)      (274,057)     (3,565,311)       (82,636)      (138,918)
  Annual contract fees (note 3)........      (348,632)      (252,084)       (81,967)        (89,907)       (72,152)       (64,645)
  Annuity & death benefit payments.....    (4,204,788)    (2,938,829)    (3,231,048)     (6,742,154)    (1,308,309)    (1,610,560)
  Transfers to fixed & other
     subaccounts.......................   (31,393,282)   (15,940,458)  (254,363,263)   (741,805,782)   (17,433,711)   (22,147,520)
                                         ------------   ------------   ------------   -------------   ------------   ------------
       Net equity transactions.........    40,288,167     32,206,726      8,508,054     (32,010,045)    22,795,922       (553,091)
                                         ------------   ------------   ------------   -------------   ------------   ------------
          Net change in contract
            owners' equity.............    75,670,056    106,346,357      8,250,661     (32,614,018)    25,861,434      4,482,748
Contract owners' equity:
  Beginning of period..................   273,333,378    166,987,021     88,758,771     121,372,789     60,902,214     56,419,466
                                         ------------   ------------   ------------   -------------   ------------   ------------
  End of period........................  $349,003,434   $273,333,378   $ 97,009,432   $  88,758,771   $ 86,763,648   $ 60,902,214
                                         ============   ============   ============   =============   ============   ============
Change in units:
  Beginning units......................    21,310,002     17,366,489      7,590,090      10,318,944      4,318,609      4,310,747
                                         ------------   ------------   ------------   -------------   ------------   ------------
  Units purchased......................     9,056,148      6,548,680     22,942,494      69,076,826      3,060,400      2,042,660
  Units redeemed.......................    (4,519,110)    (2,605,167)   (22,122,558)    (71,805,680)    (1,344,976)    (2,034,798)
                                         ------------   ------------   ------------   -------------   ------------   ------------
  Ending units.........................    25,847,040     21,310,002      8,410,026       7,590,090      6,034,033      4,318,609
                                         ============   ============   ============   =============   ============   ============

                                         OHIO NATIONAL FUND, INC.
                                         -------------------------
                                                   OMNI
                                                SUBACCOUNT
                                         -------------------------
                                            2004          2003
                                         -----------   -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity..............  $   132,922   $   160,342
  Reinvested capital gains.............            0             0
  Realized gain (loss).................     (963,962)   (2,108,054)
  Unrealized gain......................    2,761,999     7,682,457
                                         -----------   -----------
       Net increase (decrease) in
          contract owners' equity from
          operations...................    1,930,959     5,734,745
                                         -----------   -----------
Equity transactions:
  Contract purchase payments (note
     1)................................    3,003,627       627,729
  Transfers from fixed & other
     subaccounts.......................    6,915,921     1,184,922
  Withdrawals & surrenders.............   (3,100,455)   (2,376,120)
  Surrender charges (note 3)...........      (42,454)      (29,600)
  Annual contract fees (note 3)........      (37,689)      (40,001)
  Annuity & death benefit payments.....     (899,328)     (288,281)
  Transfers to fixed & other
     subaccounts.......................   (2,049,515)   (1,643,383)
                                         -----------   -----------
       Net equity transactions.........    3,790,107    (2,564,734)
                                         -----------   -----------
          Net change in contract
            owners' equity.............    5,721,066     3,170,011
Contract owners' equity:
  Beginning of period..................   28,394,878    25,224,867
                                         -----------   -----------
  End of period........................  $34,115,944   $28,394,878
                                         ===========   ===========
Change in units:
  Beginning units......................    1,838,399     1,928,397
                                         -----------   -----------
  Units purchased......................    1,316,302       211,280
  Units redeemed.......................     (446,883)     (301,278)
                                         -----------   -----------
  Ending units.........................    2,707,818     1,838,399
                                         ===========   ===========

   The accompanying notes are an integral part of these financial statements

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2004 AND 2003

                                                                          OHIO NATIONAL FUND, INC.
                                             ----------------------------------------------------------------------------------

                                                   INTERNATIONAL            CAPITAL APPRECIATION              DISCOVERY
                                                     SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                             --------------------------   -------------------------   -------------------------
                                                2004           2003          2004          2003          2004          2003
                                             -----------   ------------   -----------   -----------   -----------   -----------
Increase in contract owners' equity from
  operations:
  Net investment activity..................  $  (622,031)  $   (148,985)  $  (499,764)  $  (469,881)  $  (431,742)  $  (385,851)
  Reinvested capital gains.................            0              0             0             0             0             0
  Realized gain (loss).....................      227,482        225,836       280,904      (995,064)   (2,117,361)   (3,164,842)
  Unrealized gain..........................    8,130,298      6,886,550     7,416,242    14,363,079     5,792,510    13,833,671
                                             -----------   ------------   -----------   -----------   -----------   -----------
       Net increase in contract owners'
          equity from operations...........    7,735,749      6,963,401     7,197,382    12,898,134     3,243,407    10,282,978
                                             -----------   ------------   -----------   -----------   -----------   -----------
Equity transactions:
  Contract purchase payments (note 1)......   18,052,504      3,815,933     5,512,960     1,953,629     1,031,302     1,384,873
  Transfers from fixed & other
     subaccounts...........................   36,800,899     47,251,439    15,807,894     7,300,041     2,107,928     2,061,047
  Withdrawals & surrenders.................   (3,664,394)    (1,943,847)   (4,308,398)   (2,674,251)   (4,401,330)   (2,666,968)
  Surrender charges (note 3)...............      (53,958)       (27,405)      (73,236)      (73,311)      (75,808)      (48,667)
  Annual contract fees (note 3)............      (54,564)       (29,610)      (64,497)      (53,481)      (43,557)      (44,430)
  Annuity & death benefit payments.........     (542,508)      (171,524)   (1,171,146)     (776,815)     (454,881)     (308,112)
  Transfers to fixed & other subaccounts...   (8,577,568)   (43,411,579)   (6,076,601)   (7,369,640)   (3,458,760)   (2,970,154)
                                             -----------   ------------   -----------   -----------   -----------   -----------
       Net equity transactions.............   41,960,411      5,483,407     9,626,976    (1,693,828)   (5,295,106)   (2,592,411)
                                             -----------   ------------   -----------   -----------   -----------   -----------
          Net change in contract owners'
            equity.........................   49,696,160     12,446,808    16,824,358    11,204,306    (2,051,699)    7,690,567
Contract owners' equity:
  Beginning of period......................   31,573,652     19,126,844    56,865,017    45,660,711    38,331,010    30,640,443
                                             -----------   ------------   -----------   -----------   -----------   -----------
  End of period............................  $81,269,812   $ 31,573,652   $73,689,375   $56,865,017   $36,279,311   $38,331,010
                                             ===========   ============   ===========   ===========   ===========   ===========
Change in units:
  Beginning units..........................    2,828,421      1,928,891     3,333,112     3,432,238     3,107,511     3,256,290
                                             -----------   ------------   -----------   -----------   -----------   -----------
  Units purchased..........................    5,849,439      7,508,611     1,319,034       693,299       338,479       447,757
  Units redeemed...........................     (837,182)    (6,609,081)     (616,602)     (792,425)     (643,262)     (596,536)
                                             -----------   ------------   -----------   -----------   -----------   -----------
  Ending units.............................    7,840,678      2,828,421     4,035,544     3,333,112     2,802,728     3,107,511
                                             ===========   ============   ===========   ===========   ===========   ===========

                                             OHIO NATIONAL FUND, INC.
                                             -------------------------
                                                   INTERNATIONAL
                                                   SMALL COMPANY
                                                    SUBACCOUNT
                                             -------------------------
                                                2004          2003
                                             -----------   -----------
Increase in contract owners' equity from
  operations:
  Net investment activity..................  $   (12,972)  $   (71,038)
  Reinvested capital gains.................            0             0
  Realized gain (loss).....................      338,426       160,424
  Unrealized gain..........................    1,618,929     2,981,649
                                             -----------   -----------
       Net increase in contract owners'
          equity from operations...........    1,944,383     3,071,035
                                             -----------   -----------
Equity transactions:
  Contract purchase payments (note 1)......      601,504       425,157
  Transfers from fixed & other
     subaccounts...........................    2,767,459     3,609,045
  Withdrawals & surrenders.................   (1,035,568)     (497,937)
  Surrender charges (note 3)...............      (17,666)      (10,023)
  Annual contract fees (note 3)............      (13,845)       (9,969)
  Annuity & death benefit payments.........     (120,495)      (50,946)
  Transfers to fixed & other subaccounts...   (1,284,074)   (2,994,406)
                                             -----------   -----------
       Net equity transactions.............      897,315       470,921
                                             -----------   -----------
          Net change in contract owners'
            equity.........................    2,841,698     3,541,956
Contract owners' equity:
  Beginning of period......................    9,424,223     5,882,267
                                             -----------   -----------
  End of period............................  $12,265,921   $ 9,424,223
                                             ===========   ===========
Change in units:
  Beginning units..........................      807,410       737,136
                                             -----------   -----------
  Units purchased..........................      313,831       518,727
  Units redeemed...........................     (193,064)     (448,453)
                                             -----------   -----------
  Ending units.............................      928,177       807,410
                                             ===========   ===========

   The accompanying notes are an integral part of these financial statements

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2004 AND 2003

                                                                         OHIO NATIONAL FUND, INC.
                                              ------------------------------------------------------------------------------
                                                 AGGRESSIVE GROWTH          SMALL CAP GROWTH          MID CAP OPPORTUNITY
                                                    SUBACCOUNT                 SUBACCOUNT                 SUBACCOUNT
                                              -----------------------   ------------------------   -------------------------
                                                 2004         2003         2004          2003         2004          2003
                                              ----------   ----------   -----------   ----------   -----------   -----------
Increase in contract owners' equity from
  operations:
  Net investment activity...................  $  (54,709)  $  (53,606)  $   (67,470)  $  (53,866)  $  (522,150)  $  (415,320)
  Reinvested capital gains..................           0            0             0            0             0             0
  Realized loss.............................    (697,392)  (1,592,969)     (635,660)    (843,630)     (275,548)   (1,984,023)
  Unrealized gain...........................   1,025,625    2,784,412     1,234,501    2,580,226     6,202,277    15,737,626
                                              ----------   ----------   -----------   ----------   -----------   -----------
       Net increase in contract owners'
          equity from operations............     273,524    1,137,837       531,371    1,682,730     5,404,579    13,338,283
                                              ----------   ----------   -----------   ----------   -----------   -----------
Equity transactions:
  Contract purchase payments (note 1).......     301,411      221,292       358,004      408,750     3,376,381     1,523,581
  Transfers from fixed & other
     subaccounts............................     403,953    1,048,421       555,788    1,040,675     7,779,981     3,364,398
  Withdrawals & surrenders..................    (648,874)    (326,526)     (516,936)    (297,762)   (4,376,457)   (2,556,338)
  Surrender charges (note 3)................     (18,383)      (9,232)       (9,055)      (7,193)      (80,193)      (58,756)
  Annual contract fees (note 3).............      (7,783)      (8,844)      (10,107)      (8,455)      (47,851)      (45,818)
  Annuity & death benefit payments..........    (114,131)     (50,434)      (81,199)     (32,576)     (688,968)     (477,333)
  Transfers to fixed & other subaccounts....    (733,355)  (1,426,261)   (1,056,101)    (693,416)   (4,661,219)   (3,805,060)
                                              ----------   ----------   -----------   ----------   -----------   -----------
       Net equity transactions..............    (817,162)    (551,584)     (759,606)     410,023     1,301,674    (2,055,326)
                                              ----------   ----------   -----------   ----------   -----------   -----------
          Net change in contract owners'
            equity..........................    (543,638)     586,253      (228,235)   2,092,753     6,706,253    11,282,957
Contract owners' equity:
  Beginning of period.......................   4,769,759    4,183,506     6,008,854    3,916,101    43,433,208    32,150,251
                                              ----------   ----------   -----------   ----------   -----------   -----------
  End of period.............................  $4,226,121   $4,769,759   $ 5,780,619   $6,008,854   $50,139,461   $43,433,208
                                              ==========   ==========   ===========   ==========   ===========   ===========
Change in units:
  Beginning units...........................     908,525    1,029,948       839,506      715,278     2,802,199     2,976,285
                                              ----------   ----------   -----------   ----------   -----------   -----------
  Units purchased...........................     119,074      301,849       176,136      284,781       831,196       396,474
  Units redeemed............................    (280,676)    (423,272)     (244,568)    (160,553)     (620,131)     (570,560)
                                              ----------   ----------   -----------   ----------   -----------   -----------
  Ending units..............................     746,923      908,525       771,074      839,506     3,013,264     2,802,199
                                              ==========   ==========   ===========   ==========   ===========   ===========

                                               OHIO NATIONAL FUND, INC.
                                              --------------------------
                                                    S&P 500 INDEX
                                                      SUBACCOUNT
                                              --------------------------
                                                  2004          2003
                                              ------------   -----------
Increase in contract owners' equity from
  operations:
  Net investment activity...................  $   (144,789)  $   (31,628)
  Reinvested capital gains..................             0             0
  Realized loss.............................    (1,131,849)   (7,005,932)
  Unrealized gain...........................     9,444,986    25,810,599
                                              ------------   -----------
       Net increase in contract owners'
          equity from operations............     8,168,348    18,773,039
                                              ------------   -----------
Equity transactions:
  Contract purchase payments (note 1).......     5,074,401     4,958,486
  Transfers from fixed & other
     subaccounts............................    15,389,244    27,376,661
  Withdrawals & surrenders..................    (8,848,699)   (5,397,678)
  Surrender charges (note 3)................      (223,824)     (152,207)
  Annual contract fees (note 3).............      (119,813)     (105,707)
  Annuity & death benefit payments..........    (1,332,384)   (1,088,588)
  Transfers to fixed & other subaccounts....   (12,058,978)  (22,000,172)
                                              ------------   -----------
       Net equity transactions..............    (2,120,053)    3,590,795
                                              ------------   -----------
          Net change in contract owners'
            equity..........................     6,048,295    22,363,834
Contract owners' equity:
  Beginning of period.......................    94,204,030    71,840,196
                                              ------------   -----------
  End of period.............................  $100,252,325   $94,204,030
                                              ============   ===========
Change in units:
  Beginning units...........................     8,170,261     7,716,400
                                              ------------   -----------
  Units purchased...........................     1,789,072     3,470,638
  Units redeemed............................    (1,856,283)   (3,016,777)
                                              ------------   -----------
  Ending units..............................     8,103,050     8,170,261
                                              ============   ===========

   The accompanying notes are an integral part of these financial statements

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2004 AND 2003

                                                                         OHIO NATIONAL FUND, INC.
                                             --------------------------------------------------------------------------------
                                               SOCIAL                                   EQUITY
                                             AWARENESS                                  INCOME
                                             SUBACCOUNT           BLUE CHIP           SUBACCOUNT        HIGH INCOME BOND
                                              (NOTE 5)           SUBACCOUNT            (NOTE 5)            SUBACCOUNT
                                             ----------   -------------------------   -----------   -------------------------
                                                2003         2004          2003          2003          2004          2003
                                             ----------   -----------   -----------   -----------   -----------   -----------
Increase in contract owners' equity from
  operations:
  Net investment activity..................  $     742    $     5,622   $    13,433   $    11,768   $  (265,633)  $ 1,214,891
  Reinvested capital gains.................          0              0             0             0             0             0
  Realized gain (loss).....................   (505,456)       264,470      (151,499)   (3,133,200)      144,560      (108,657)
  Unrealized gain..........................    530,458      1,600,225     4,372,034     3,398,509     2,577,219     2,484,424
                                             ---------    -----------   -----------   -----------   -----------   -----------
       Net increase in contract owners'
          equity from operations...........     25,744      1,870,317     4,233,968       277,077     2,456,146     3,590,658
                                             ---------    -----------   -----------   -----------   -----------   -----------
Equity transactions:
  Contract purchase payments (note 1)......      7,798      1,205,352     1,315,619       130,760     3,175,900     2,449,467
  Transfers from fixed & other
     subaccounts...........................        313      3,409,396    11,968,009       511,416    10,242,583    10,834,471
  Withdrawals & surrenders.................    (32,457)    (1,549,600)     (659,080)     (261,887)   (1,117,991)     (839,448)
  Surrender charges (note 3)...............     (1,212)       (45,125)      (29,607)      (14,508)      (26,328)      (32,194)
  Annual contract fees (note 3)............       (563)       (29,620)      (19,960)       (2,262)      (33,341)      (19,496)
  Annuity & death benefit payments.........       (123)      (416,253)     (218,435)      (81,288)     (399,186)     (419,506)
  Transfers to fixed & other subaccounts...   (476,474)    (1,902,781)   (2,471,583)   (8,550,746)   (5,562,081)   (7,781,632)
                                             ---------    -----------   -----------   -----------   -----------   -----------
       Net equity transactions.............   (502,718)       671,369     9,884,963    (8,268,515)    6,279,556     4,191,662
                                             ---------    -----------   -----------   -----------   -----------   -----------
          Net change in contract owners'
            equity.........................   (476,974)     2,541,686    14,118,931    (7,991,438)    8,735,702     7,782,320
Contract owners' equity:
  Beginning of period......................    476,974     22,664,043     8,545,112     7,991,438    22,857,972    15,075,652
                                             ---------    -----------   -----------   -----------   -----------   -----------
  End of period............................  $       0    $25,205,729   $22,664,043   $         0   $31,593,674   $22,857,972
                                             =========    ===========   ===========   ===========   ===========   ===========
Change in units:
  Beginning units..........................     85,596      2,288,155     1,077,410     1,112,712     1,948,964     1,554,338
                                             ---------    -----------   -----------   -----------   -----------   -----------
  Units purchased..........................      1,485        445,015     1,596,567        88,133     1,034,574     1,229,996
  Units redeemed...........................    (87,081)      (379,455)     (385,822)    1,200,845      (514,000)     (835,370)
                                             ---------    -----------   -----------   -----------   -----------   -----------
  Ending units.............................          0      2,353,715     2,288,155             0     2,469,538     1,948,964
                                             =========    ===========   ===========   ===========   ===========   ===========

                                             OHIO NATIONAL FUND, INC.
                                             -------------------------

                                                  CAPITAL GROWTH
                                                    SUBACCOUNT
                                             -------------------------
                                                2004          2003
                                             -----------   -----------
Increase in contract owners' equity from
  operations:
  Net investment activity..................  $  (263,041)  $  (221,434)
  Reinvested capital gains.................            0             0
  Realized gain (loss).....................      (48,847)   (1,053,675)
  Unrealized gain..........................    3,697,911     6,815,018
                                             -----------   -----------
       Net increase in contract owners'
          equity from operations...........    3,386,023     5,539,909
                                             -----------   -----------
Equity transactions:
  Contract purchase payments (note 1)......      655,040       811,393
  Transfers from fixed & other
     subaccounts...........................    3,048,148     2,848,937
  Withdrawals & surrenders.................   (2,328,978)     (759,594)
  Surrender charges (note 3)...............      (28,447)      (27,022)
  Annual contract fees (note 3)............      (29,494)      (26,466)
  Annuity & death benefit payments.........     (263,942)     (303,601)
  Transfers to fixed & other subaccounts...   (3,445,422)   (3,566,872)
                                             -----------   -----------
       Net equity transactions.............   (2,393,095)   (1,023,225)
                                             -----------   -----------
          Net change in contract owners'
            equity.........................      992,928     4,516,684
Contract owners' equity:
  Beginning of period......................   20,000,808    15,484,124
                                             -----------   -----------
  End of period............................  $20,993,736   $20,000,808
                                             ===========   ===========
Change in units:
  Beginning units..........................    1,476,885     1,588,327
                                             -----------   -----------
  Units purchased..........................      247,257       301,158
  Units redeemed...........................     (407,033)     (412,600)
                                             -----------   -----------
  Ending units.............................    1,317,109     1,476,885
                                             ===========   ===========

   The accompanying notes are an integral part of these financial statements

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2004 AND 2003

                                                                              OHIO NATIONAL FUND, INC.
                                                    -----------------------------------------------------------------------------
                                                        NASDAQ-100 INDEX                BRISTOL                BRYTON GROWTH
                                                           SUBACCOUNT                 SUBACCOUNT                SUBACCOUNT
                                                    -------------------------   -----------------------   -----------------------
                                                       2004          2003          2004         2003         2004         2003
                                                    -----------   -----------   ----------   ----------   ----------   ----------
Increase in contract owners' equity from
  operations:
  Net investment activity........................   $  (133,617)  $   (85,003)  $   (2,820)  $   (3,651)  $  (21,802)  $  (10,038)
  Reinvested capital gains.......................             0             0      179,685            0            0            0
  Realized gain (loss)...........................       248,033      (199,527)      31,137       15,009       71,317       11,526
  Unrealized gain (loss).........................       755,598     2,655,734      (91,684)     164,566       57,775      214,249
                                                    -----------   -----------   ----------   ----------   ----------   ----------
       Net increase in contract owners' equity
        from operations..........................       870,014     2,371,204      116,318      175,924      107,290      215,737
                                                    -----------   -----------   ----------   ----------   ----------   ----------
Equity transactions:
  Contract purchase payments (note 1)............       731,515       916,672      174,253       83,327      484,785      321,465
  Transfers from fixed & other subaccounts.......     3,437,718     6,175,861      478,994      941,296      708,120      614,537
  Withdrawals & surrenders.......................      (512,626)     (266,407)     (65,854)     (11,784)     (40,734)     (14,399)
  Surrender charges (note 3).....................       (15,526)      (10,165)        (605)        (458)        (182)        (627)
  Annual contract fees (note 3)..................       (14,746)       (8,440)        (556)        (276)      (1,804)        (442)
  Annuity & death benefit payments...............       (72,082)      (48,108)     (38,927)        (209)      (3,987)      (1,158)
  Transfers to fixed & other subaccounts.........    (2,819,846)   (4,195,855)    (274,981)    (152,379)    (811,137)    (167,046)
                                                    -----------   -----------   ----------   ----------   ----------   ----------
       Net equity transactions...................       734,407     2,563,558      272,324      859,517      335,061      752,330
                                                    -----------   -----------   ----------   ----------   ----------   ----------
          Net change in contract owners'
            equity...............................     1,604,421     4,934,762      388,642    1,035,441      442,351      968,067
Contract owners' equity:
  Beginning of period............................     9,683,976     4,749,214    1,370,020      334,579    1,376,949      408,882
                                                    -----------   -----------   ----------   ----------   ----------   ----------
  End of period..................................   $11,288,397   $ 9,683,976   $1,758,662   $1,370,020   $1,819,300   $1,376,949
                                                    ===========   ===========   ==========   ==========   ==========   ==========
Change in units:
  Beginning units................................     2,673,662     1,913,609      133,762       42,688      150,735       59,917
                                                    -----------   -----------   ----------   ----------   ----------   ----------
  Units purchased................................     1,101,125     2,277,751       60,089      106,740      123,849      109,859
  Units redeemed.................................      (906,091)   (1,517,698)     (33,761)     (15,666)     (86,898)     (19,041)
                                                    -----------   -----------   ----------   ----------   ----------   ----------
  Ending units...................................     2,868,696     2,673,662      160,090      133,762      187,686      150,735
                                                    ===========   ===========   ==========   ==========   ==========   ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2004 AND 2003

                                                                    OHIO NATIONAL FUND, INC.
                                                              -------------------------------------
                                                                                          COVERED
                                                              U.S. EQUITY    BALANCED       CALL
                                                              SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                                              -----------   ----------   ----------
                                                                2004(D)      2004(D)      2004(D)
                                                              -----------   ----------   ----------
Increase in contract owners' equity from operations:
  Net investment activity...................................  $  (19,591)   $   (9,531)  $  (13,738)
  Reinvested capital gains..................................           0             0            0
  Realized gain.............................................      12,172        24,680       25,399
  Unrealized gain...........................................     507,055       128,884      105,131
                                                              ----------    ----------   ----------
       Net increase in contract owners' equity from
        operations..........................................     499,636       144,033      116,792
                                                              ----------    ----------   ----------
Equity transactions:
  Contract purchase payments (note 1).......................   3,628,492     1,256,851    1,791,717
  Transfers from fixed & other subaccounts..................   1,182,650       891,417    1,263,436
  Withdrawals & surrenders..................................    (582,249)     (539,051)  (1,094,211)
  Surrender charges (note 3)................................        (787)         (534)        (870)
  Annual contract fees (note 3).............................        (853)            0       (1,097)
  Annuity & death benefit payments..........................      (3,067)       (1,296)      (1,875)
  Transfers to fixed & other subaccounts....................     (16,675)      (85,523)    (113,571)
                                                              ----------    ----------   ----------
       Net equity transactions..............................   4,207,511     1,521,864    1,843,529
                                                              ----------    ----------   ----------
          Net change in contract owners' equity.............   4,707,147     1,665,897    1,960,321
Contract owners' equity:
  Beginning of period.......................................           0             0            0
                                                              ----------    ----------   ----------
  End of period.............................................  $4,707,147    $1,665,897   $1,960,321
                                                              ==========    ==========   ==========
Change in units:
  Beginning units...........................................           0             0            0
                                                              ----------    ----------   ----------
  Units purchased...........................................     464,441       207,548      298,020
  Units redeemed............................................     (58,835)      (59,178)    (114,067)
                                                              ----------    ----------   ----------
  Ending units..............................................     405,606       148,370      183,953
                                                              ==========    ==========   ==========

---------------

(d) Period from May 1, 2004, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2004 AND 2003

                                                            DOW TARGET 10 PORTFOLIOS (NOTE 5)
                                                    -------------------------------------------------
                                                         FIRST QUARTER         FEBRUARY      MARCH
                                                          SUBACCOUNT          SUBACCOUNT   SUBACCOUNT
                                                    -----------------------   ----------   ----------
                                                       2004         2003         2003         2003
                                                    ----------   ----------   ----------   ----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity.........................  $  (38,196)  $   33,360   $   1,369    $   1,127
  Reinvested capital gains........................           0            0           0            0
  Realized gain (loss)............................      92,858       (2,652)   (132,556)    (176,448)
  Unrealized gain (loss)..........................     (20,015)     572,576     124,787      179,962
                                                    ----------   ----------   ---------    ---------
       Net increase (decrease) in contract owners'
          equity from operations..................      34,647      603,284      (6,400)       4,641
                                                    ----------   ----------   ---------    ---------
Equity transactions:
  Contract purchase payments (note 1).............      97,225        4,140      21,588        1,692
  Transfers from fixed & other subaccounts........     650,370    1,963,319      75,028      149,099
  Withdrawals & surrenders........................    (120,429)     (90,467)    (32,539)      (6,769)
  Surrender charges (note 3)......................      (1,647)      (2,086)       (846)        (297)
  Annual contract fees (note 3)...................      (5,892)      (1,690)     (2,004)      (1,520)
  Annuity & death benefit payments................     (42,183)     (14,517)     (4,521)      (4,776)
  Transfers to fixed & other subaccounts..........    (568,782)     (91,945)   (903,010)    (978,975)
                                                    ----------   ----------   ---------    ---------
       Net equity transactions....................       8,662    1,766,754    (846,304)    (841,546)
                                                    ----------   ----------   ---------    ---------
          Net change in contract owners' equity...      43,309    2,370,038    (852,704)    (836,905)
Contract owners' equity:
  Beginning of period.............................   2,746,415      376,377     852,704      836,905
                                                    ----------   ----------   ---------    ---------
  End of period...................................  $2,789,724   $2,746,415   $       0    $       0
                                                    ==========   ==========   =========    =========
Change in units:
  Beginning units.................................     259,371       43,762      92,740       95,330
                                                    ----------   ----------   ---------    ---------
  Units purchased.................................      54,119      237,655      10,294       17,438
  Units redeemed..................................     (54,668)     (22,046)   (103,034)    (112,768)
                                                    ----------   ----------   ---------    ---------
  Ending units....................................     258,822      259,371           0            0
                                                    ==========   ==========   =========    =========

                                                            DOW TARGET 10 PORTFOLIOS (NOTE 5)
                                                    --------------------------------------------------
                                                        SECOND QUARTER           MAY          JUNE
                                                          SUBACCOUNT          SUBACCOUNT   SUBACCOUNT
                                                    -----------------------   ----------   -----------
                                                       2004         2003         2003         2003
                                                    ----------   ----------   ----------   -----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity.........................  $  (42,755)  $   34,745   $     806    $       944
  Reinvested capital gains........................           0            0           0              0
  Realized gain (loss)............................      72,055        3,557    (105,823)      (204,374)
  Unrealized gain (loss)..........................     (17,839)     631,022     103,915        186,466
                                                    ----------   ----------   ---------    -----------
       Net increase (decrease) in contract owners'
          equity from operations..................      11,461      669,324      (1,102)       (16,964)
                                                    ----------   ----------   ---------    -----------
Equity transactions:
  Contract purchase payments (note 1).............      57,669       70,309           0              0
  Transfers from fixed & other subaccounts........     556,344    2,090,331         712          2,326
  Withdrawals & surrenders........................    (335,654)     (46,346)     (1,882)       (20,118)
  Surrender charges (note 3)......................     (12,459)      (1,393)       (126)          (985)
  Annual contract fees (note 3)...................      (5,510)      (3,691)       (417)          (373)
  Annuity & death benefit payments................     (52,196)     (22,413)     (4,715)        (7,200)
  Transfers to fixed & other subaccounts..........    (424,402)    (137,745)   (745,887)    (1,013,486)
                                                    ----------   ----------   ---------    -----------
       Net equity transactions....................    (216,208)   1,949,052    (752,315)    (1,039,836)
                                                    ----------   ----------   ---------    -----------
          Net change in contract owners' equity...    (204,747)   2,618,376    (753,417)    (1,056,800)
Contract owners' equity:
  Beginning of period.............................   3,349,975      731,599     753,417      1,056,800
                                                    ----------   ----------   ---------    -----------
  End of period...................................  $3,145,228   $3,349,975   $       0    $         0
                                                    ==========   ==========   =========    ===========
Change in units:
  Beginning units.................................     288,451       79,755      90,215        131,297
                                                    ----------   ----------   ---------    -----------
  Units purchased.................................      42,604      229,706          64            280
  Units redeemed..................................     (61,823)     (21,010)    (90,279)      (131,577)
                                                    ----------   ----------   ---------    -----------
  Ending units....................................     269,232      288,451           0              0
                                                    ==========   ==========   =========    ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2004 AND 2003

                                                              DOW TARGET 10 PORTFOLIOS (NOTE 5)
                            -----------------------------------------------------------------------------------------------------
                                 THIRD QUARTER          AUGUST     SEPTEMBER        FOURTH QUARTER         NOVEMBER     DECEMBER
                                  SUBACCOUNT          SUBACCOUNT   SUBACCOUNT         SUBACCOUNT          SUBACCOUNT   SUBACCOUNT
                            -----------------------   ----------   ----------   -----------------------   ----------   ----------
                               2004         2003         2003         2003         2004         2003         2003         2003
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
Increase (decrease) in
  contract owners' equity
  from operations:
  Net investment
     activity.............  $  (39,445)  $   35,673   $     716    $     622    $  (27,883)  $   20,926   $   1,059    $     724
  Reinvested capital
     gains................           0            0           0            0             0            0           0            0
  Realized gain (loss)....      49,055       (4,754)   (139,905)    (114,850)       70,037        8,619    (126,404)     (90,756)
  Unrealized gain
     (loss)...............      50,384      519,873     126,667      120,062       (52,725)     375,752     127,309       74,182
                            ----------   ----------   ---------    ---------    ----------   ----------   ---------    ---------
       Net increase
          (decrease) in
          contract owners'
          equity from
          operations......      59,994      550,792     (12,522)       5,834       (10,571)     405,297       1,964      (15,850)
                            ----------   ----------   ---------    ---------    ----------   ----------   ---------    ---------
Equity transactions:
  Contract purchase
     payments (note 1)....     340,184      260,282           0            0        95,467      220,950         (45)         (15)
  Transfers from fixed &
     other subaccounts....     397,044    1,622,322       1,425       43,709       221,350    1,584,473       7,182        7,158
  Withdrawals &
     surrenders...........    (329,488)     (39,501)    (22,401)      (8,590)     (131,990)     (27,014)     (6,408)     (10,001)
  Surrender charges (note
     3)...................     (11,171)      (1,210)       (584)        (546)       (1,632)        (766)       (326)        (481)
  Annual contract fees
     (note 3).............      (5,071)      (2,919)       (326)        (227)       (4,036)      (2,202)       (229)        (102)
  Annuity & death benefit
     payments.............     (31,529)     (25,859)     (5,092)      (5,106)      (28,505)     (46,377)     (6,177)      (5,116)
  Transfers to fixed &
     other subaccounts....    (341,409)    (137,334)   (603,219)    (658,413)     (511,969)    (215,651)   (603,654)    (380,029)
                            ----------   ----------   ---------    ---------    ----------   ----------   ---------    ---------
       Net equity
          transactions....      18,560    1,675,781    (630,197)    (629,173)     (361,315)   1,513,413    (609,657)    (388,586)
                            ----------   ----------   ---------    ---------    ----------   ----------   ---------    ---------
          Net change in
            contract
            owners'
            equity........      78,554    2,226,573    (642,719)    (623,339)     (371,886)   1,918,710    (607,693)    (404,436)
Contract owners' equity:
  Beginning of period.....   3,200,176      973,603     642,719      623,339     2,540,120      621,410     607,693      404,436
                            ----------   ----------   ---------    ---------    ----------   ----------   ---------    ---------
  End of period...........  $3,278,730   $3,200,176   $       0    $       0    $2,168,234   $2,540,120   $       0    $       0
                            ==========   ==========   =========    =========    ==========   ==========   =========    =========
Change in units:
  Beginning units.........     328,615      123,212      80,186       80,026       230,081       68,961      77,145       49,256
                            ----------   ----------   ---------    ---------    ----------   ----------   ---------    ---------
  Units purchased.........      73,999      228,893         176          382        26,646      189,956           0           (2)
  Units redeemed..........     (72,868)     (23,490)    (80,362)     (80,408)      (59,442)     (28,836)    (77,145)     (49,254)
                            ----------   ----------   ---------    ---------    ----------   ----------   ---------    ---------
  Ending units............     329,746      328,615           0            0       197,285      230,081           0            0
                            ==========   ==========   =========    =========    ==========   ==========   =========    =========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2004 AND 2003

                                                                  DOW TARGET 5 PORTFOLIOS (NOTE 5)
                                    ---------------------------------------------------------------------------------------------
                                       FIRST QUARTER       FEBRUARY      MARCH        SECOND QUARTER         MAY          JUNE
                                        SUBACCOUNT        SUBACCOUNT   SUBACCOUNT       SUBACCOUNT        SUBACCOUNT   SUBACCOUNT
                                    -------------------   ----------   ----------   -------------------   ----------   ----------
                                      2004       2003        2003         2003        2004       2003        2003         2003
                                    --------   --------   ----------   ----------   --------   --------   ----------   ----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity.........  $ (7,842)  $  4,957   $     167    $     190    $ (6,433)  $  3,283    $    (70)    $    (84)
  Reinvested capital gains........         0     26,258           0            0           0          0           0            0
  Realized gain (loss)............     7,273      8,082      (6,170)     (34,551)      6,971        254     (30,492)     (31,289)
  Unrealized gain.................    48,292     62,668      11,955       38,313      44,307     65,623      31,370       29,499
                                    --------   --------   ---------    ---------    --------   --------    --------     --------
       Net increase (decrease) in
          contract owners' equity
          from operations.........    47,723    101,965       5,952        3,952      44,845     69,160         808       (1,874)
                                    --------   --------   ---------    ---------    --------   --------    --------     --------
Equity transactions:
  Contract purchase payments (note
     1)...........................    32,430         30          30           30       5,084         90           0            0
  Transfers from fixed & other
     subaccounts..................    76,468    399,138      45,747       39,588     112,691    329,169       1,322        1,416
  Withdrawals & surrenders........    (9,686)   (11,614)     (4,586)        (866)    (63,943)    (5,666)     (2,778)      (1,619)
  Surrender charges (note 3)......      (366)      (335)       (156)         (59)     (1,427)      (248)       (194)        (118)
  Annual contract fees (note 3)...      (607)      (291)        (16)        (123)       (603)      (221)        (15)         (23)
  Annuity & death benefit
     payments.....................    (4,195)    (3,562)       (915)        (132)     (6,689)    (4,115)        (43)        (403)
  Transfers to fixed & other
     subaccounts..................   (67,181)   (94,448)   (189,093)    (185,087)     (6,058)   (54,469)    (77,728)     (76,671)
                                    --------   --------   ---------    ---------    --------   --------    --------     --------
       Net equity transactions....    26,863    288,918    (148,989)    (146,649)     39,055    264,540     (79,436)     (77,418)
                                    --------   --------   ---------    ---------    --------   --------    --------     --------
          Net change in contract
            owners' equity........    74,586    390,883    (143,037)    (142,697)     83,900    333,700     (78,628)     (79,292)
Contract owners' equity:
  Beginning of period.............   510,686    119,803     143,037      142,697     426,851     93,151      78,628       79,292
                                    --------   --------   ---------    ---------    --------   --------    --------     --------
  End of period...................  $585,272   $510,686   $       0    $       0    $510,751   $426,851    $      0     $      0
                                    ========   ========   =========    =========    ========   ========    ========     ========
Change in units:
  Beginning units.................    47,150     13,055      13,400       12,475      36,229      9,609       8,130        8,655
                                    --------   --------   ---------    ---------    --------   --------    --------     --------
  Units purchased.................     9,847     44,815       4,527        3,727      10,045     32,490           0            0
  Units redeemed..................    (7,463)   (10,720)    (17,927)     (16,202)     (6,657)    (5,870)     (8,130)      (8,655)
                                    --------   --------   ---------    ---------    --------   --------    --------     --------
  Ending units....................    49,534     47,150           0            0      39,617     36,229           0            0
                                    ========   ========   =========    =========    ========   ========    ========     ========

   The accompanying notes are an integral part of these financial statements

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2004 AND 2003

                                                                 DOW TARGET 5 PORTFOLIOS (NOTE 5)
                                  -----------------------------------------------------------------------------------------------
                                      THIRD QUARTER         AUGUST     SEPTEMBER      FOURTH QUARTER       NOVEMBER     DECEMBER
                                       SUBACCOUNT         SUBACCOUNT   SUBACCOUNT       SUBACCOUNT        SUBACCOUNT   SUBACCOUNT
                                  ---------------------   ----------   ----------   -------------------   ----------   ----------
                                    2004        2003         2003         2003        2004       2003        2003         2003
                                  ---------   ---------   ----------   ----------   --------   --------   ----------   ----------
Increase (decrease) in contract
  owners' equity from
  operations:
  Net investment activity.......  $  (7,903)  $   8,483   $    (118)   $     (50)   $ (9,809)  $  4,711   $     370    $     311
  Reinvested capital gains......          0      11,161           0            0           0      2,034           0            0
  Realized gain (loss)..........     22,734         195     (25,964)     (14,053)     14,146      4,701     (20,810)     (39,344)
  Unrealized gain...............     22,034      38,459      22,621       12,108      32,144     81,819      26,169       36,011
                                  ---------   ---------   ---------    ---------    --------   --------   ---------    ---------
       Net increase (decrease)
          in contract owners'
          equity from
          operations............     36,865      58,298      (3,461)      (1,995)     36,481     93,265       5,729       (3,022)
                                  ---------   ---------   ---------    ---------    --------   --------   ---------    ---------
Equity transactions:
  Contract purchase payments
     (note 1)...................     12,805     136,991           0            2      11,430    186,660           0            0
  Transfers from fixed & other
     subaccounts................    291,332     487,467       1,387        1,561      98,588    439,134       4,246        1,174
  Withdrawals & surrenders......    (25,228)    (27,162)     (3,355)      (2,994)    (32,222)   (16,064)     (3,610)      (2,383)
  Surrender charges (note 3)....       (732)       (280)       (238)         (78)       (439)      (248)       (150)         (50)
  Annual contract fees (note
     3).........................     (1,327)       (828)       (105)          (5)     (1,483)      (382)        (14)          (2)
  Annuity & death benefit
     payments...................    (26,815)     (1,293)        (44)        (257)     (1,122)      (624)         (1)         (31)
  Transfers to fixed & other
     subaccounts................   (331,972)   (253,867)   (208,140)    (117,689)    (77,946)  (114,229)   (121,444)    (166,394)
                                  ---------   ---------   ---------    ---------    --------   --------   ---------    ---------
       Net equity
          transactions..........    (81,937)    341,028    (210,495)    (119,460)     (3,194)   494,247    (120,973)    (167,686)
                                  ---------   ---------   ---------    ---------    --------   --------   ---------    ---------
          Net change in contract
            owners' equity......    (45,072)    399,326    (213,956)    (121,455)     33,287    587,512    (115,244)    (170,708)
Contract owners' equity:
  Beginning of period...........    637,813     238,487     213,956      121,455     726,124    138,612     115,244      170,708
                                  ---------   ---------   ---------    ---------    --------   --------   ---------    ---------
  End of period.................  $ 592,741   $ 637,813   $       0    $       0    $759,411   $726,124   $       0    $       0
                                  =========   =========   =========    =========    ========   ========   =========    =========
Change in units:
  Beginning units...............     58,293      24,459      18,543       16,275      70,809     15,695      16,002       19,272
                                  ---------   ---------   ---------    ---------    --------   --------   ---------    ---------
  Units purchased...............     26,908      61,591           3          107      10,514     68,531         416            0
  Units redeemed................    (34,305)    (27,757)    (18,546)     (16,382)    (10,678)   (13,417)    (16,418)     (19,272)
                                  ---------   ---------   ---------    ---------    --------   --------   ---------    ---------
  Ending units..................     50,896      58,293           0            0      70,645     70,809           0            0
                                  =========   =========   =========    =========    ========   ========   =========    =========

   The accompanying notes are an integral part of these financial statements

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2004 AND 2003

                                                                        FIDELITY VARIABLE INSURANCE PRODUCTS FUND
                                                        -------------------------------------------------------------------------
                                                              VIP GROWTH             VIP EQUITY INCOME      VIP HIGH INCOME BOND
                                                              SUBACCOUNT                SUBACCOUNT               SUBACCOUNT
                                                        -----------------------   -----------------------   ---------------------
                                                           2004         2003         2004         2003        2004        2003
                                                        ----------   ----------   ----------   ----------   ---------   ---------
Increase in contract owners' equity from operations:
  Net investment activity.............................  $  (48,996)  $  (45,799)  $   11,410   $   26,527   $  69,026   $  59,865
  Reinvested capital gains............................           0            0       14,695            0           0           0
  Realized loss.......................................    (286,922)    (500,329)     (10,999)    (309,827)    (92,429)   (136,381)
  Unrealized gain.....................................     407,350    1,777,024      348,312    1,228,104      95,757     295,851
                                                        ----------   ----------   ----------   ----------   ---------   ---------
       Net increase in contract owners' equity from
        operations....................................      71,432    1,230,896      363,418      944,804      72,354     219,335
                                                        ----------   ----------   ----------   ----------   ---------   ---------
Equity transactions:
  Contract purchase payments (note 1).................      87,813      111,945       50,122       49,465       8,267      11,561
  Transfers from fixed & other subaccounts............     200,644      267,791       91,543      117,077      13,785      39,659
  Withdrawals & surrenders............................    (542,728)    (477,313)    (504,233)    (749,082)   (156,459)    (85,733)
  Surrender charges (note 3)..........................      (7,026)     (13,345)      (9,867)     (26,524)     (2,729)     (3,189)
  Annual contract fees (note 3).......................      (4,872)      (5,712)      (3,538)      (3,950)       (667)       (841)
  Annuity & death benefit payments....................     (47,893)     (43,808)     (30,711)     (56,218)     (2,406)    (21,639)
  Transfers to fixed & other subaccounts..............    (365,604)    (262,680)    (177,360)    (242,103)    (22,005)    (92,083)
                                                        ----------   ----------   ----------   ----------   ---------   ---------
       Net equity transactions........................    (679,666)    (423,122)    (584,044)    (911,335)   (162,214)   (152,265)
                                                        ----------   ----------   ----------   ----------   ---------   ---------
          Net change in contract owners' equity.......    (608,234)     807,774     (220,626)      33,469     (89,860)     67,070
Contract owners' equity:
  Beginning of period.................................   5,162,056    4,354,282    4,039,633    4,006,164     993,295     926,225
                                                        ----------   ----------   ----------   ----------   ---------   ---------
  End of period.......................................  $4,553,822   $5,162,056   $3,819,007   $4,039,633   $ 903,435   $ 993,295
                                                        ==========   ==========   ==========   ==========   =========   =========
Change in units:
  Beginning units.....................................     342,395      378,768      263,690      336,449      98,462     115,348
                                                        ----------   ----------   ----------   ----------   ---------   ---------
  Units purchased.....................................      16,952       24,671        8,243       13,337       2,037       5,091
  Units redeemed......................................     (63,357)     (61,044)     (45,502)     (86,096)    (17,718)    (21,977)
                                                        ----------   ----------   ----------   ----------   ---------   ---------
  Ending units........................................     295,990      342,395      226,431      263,690      82,781      98,462
                                                        ==========   ==========   ==========   ==========   =========   =========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2004 AND 2003

                                                    JANUS ASPEN SERIES -- INSTITUTIONAL SHARES
                                               ----------------------------------------------------
                                                        GROWTH               INTERNATIONAL GROWTH
                                                      SUBACCOUNT                  SUBACCOUNT
                                               -------------------------   ------------------------
                                                  2004          2003          2004         2003
                                               -----------   -----------   ----------   -----------
Increase in contract owners' equity from
  operations:
  Net investment activity....................  $  (239,141)  $  (278,001)  $  (17,826)  $    (4,305)
  Reinvested capital gains...................            0             0            0             0
  Realized gain (loss).......................   (3,715,170)   (5,184,414)     156,410      (228,727)
  Unrealized gain............................    4,388,057    11,548,159      512,505     1,327,250
                                               -----------   -----------   ----------   -----------
       Net increase in contract owners'
          equity from operations.............      433,746     6,085,744      651,089     1,094,218
                                               -----------   -----------   ----------   -----------
Equity transactions:
  Contract purchase payments (note 1)........      212,884       251,901       17,518        23,792
  Transfers from fixed & other subaccounts...    1,133,888     1,305,132      487,405     1,800,723
  Withdrawals & surrenders...................   (1,842,569)   (1,469,379)    (308,056)     (157,366)
  Surrender charges (note 3).................      (29,189)      (43,765)      (4,043)       (4,783)
  Annual contract fees (note 3)..............      (37,822)      (44,325)      (8,282)       (8,604)
  Annuity & death benefit payments...........     (427,145)     (498,905)     (82,958)      (59,983)
  Transfers to fixed & other subaccounts.....   (4,618,725)   (4,773,025)    (746,307)   (2,264,593)
                                               -----------   -----------   ----------   -----------
       Net equity transactions...............   (5,608,678)   (5,272,366)    (644,723)     (670,814)
                                               -----------   -----------   ----------   -----------
          Net change in contract owners'
            equity...........................   (5,174,932)      813,378        6,366       423,404
Contract owners' equity:
  Beginning of period........................   24,135,693    23,322,315    4,327,853     3,904,449
                                               -----------   -----------   ----------   -----------
  End of period..............................  $18,960,761   $24,135,693   $4,334,219   $ 4,327,853
                                               ===========   ===========   ==========   ===========
Change in units:
  Beginning units............................    2,630,883     3,301,205      396,336       475,955
                                               -----------   -----------   ----------   -----------
  Units purchased............................      100,631       161,563       33,610       200,256
  Units redeemed.............................     (728,936)     (831,885)     (92,181)     (279,875)
                                               -----------   -----------   ----------   -----------
  Ending units...............................    2,002,578     2,630,883      337,765       396,336
                                               ===========   ===========   ==========   ===========

                                                    JANUS ASPEN SERIES -- INSTITUTIONAL SHARES
                                               -----------------------------------------------------
                                                   WORLDWIDE GROWTH                BALANCED
                                                      SUBACCOUNT                  SUBACCOUNT
                                               -------------------------   -------------------------
                                                  2004          2003          2004          2003
                                               -----------   -----------   -----------   -----------
Increase in contract owners' equity from
  operations:
  Net investment activity....................  $   (45,972)  $   (28,382)  $   289,536   $   342,708
  Reinvested capital gains...................            0             0             0             0
  Realized gain (loss).......................   (1,566,500)   (2,728,392)     (770,051)   (1,772,850)
  Unrealized gain............................    1,913,546     5,893,223     2,715,335     6,109,039
                                               -----------   -----------   -----------   -----------
       Net increase in contract owners'
          equity from operations.............      301,074     3,136,449     2,234,820     4,678,897
                                               -----------   -----------   -----------   -----------
Equity transactions:
  Contract purchase payments (note 1)........      156,237       158,545       260,190       294,226
  Transfers from fixed & other subaccounts...      487,056     1,121,647     1,784,106     3,549,949
  Withdrawals & surrenders...................   (1,280,333)     (985,188)   (3,583,159)   (2,672,920)
  Surrender charges (note 3).................      (18,855)      (25,650)      (51,509)      (73,208)
  Annual contract fees (note 3)..............      (22,900)      (27,753)      (37,783)      (48,283)
  Annuity & death benefit payments...........     (239,649)     (278,391)     (793,072)   (1,102,742)
  Transfers to fixed & other subaccounts.....   (3,063,627)   (4,022,185)   (6,216,042)   (8,166,488)
                                               -----------   -----------   -----------   -----------
       Net equity transactions...............   (3,982,071)   (4,058,975)   (8,637,269)   (8,219,466)
                                               -----------   -----------   -----------   -----------
          Net change in contract owners'
            equity...........................   (3,680,997)     (922,526)   (6,402,449)   (3,540,569)
Contract owners' equity:
  Beginning of period........................   16,428,996    17,351,522    39,076,994    42,617,563
                                               -----------   -----------   -----------   -----------
  End of period..............................  $12,747,999   $16,428,996   $32,674,545   $39,076,994
                                               ===========   ===========   ===========   ===========
Change in units:
  Beginning units............................    1,778,626     2,295,233     2,991,279     3,666,309
                                               -----------   -----------   -----------   -----------
  Units purchased............................       57,498       121,029       117,423       277,401
  Units redeemed.............................     (502,004)     (637,636)     (769,093)     (952,431)
                                               -----------   -----------   -----------   -----------
  Ending units...............................    1,334,120     1,778,626     2,339,609     2,991,279
                                               ===========   ===========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2004 AND 2003

                                                                    SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
                                                   ------------------------------------------------------------------------------
                                                            ALL CAP                 TOTAL RETURN                INVESTORS
                                                          SUBACCOUNT                 SUBACCOUNT                 SUBACCOUNT
                                                   -------------------------   -----------------------   ------------------------
                                                      2004          2003          2004         2003         2004         2003
                                                   -----------   -----------   ----------   ----------   ----------   -----------
Increase in contract owners' equity from
  operations:
  Net investment activity........................  $  (111,847)  $  (119,616)  $   40,313   $   24,002   $    6,244   $     7,645
  Reinvested capital gains.......................            0             0      137,341       82,640            0             0
  Realized gain (loss)...........................      227,888      (336,880)      91,325      (46,425)     125,753      (385,605)
  Unrealized gain................................      804,468     3,771,906      238,477      811,825      422,676     1,601,706
                                                   -----------   -----------   ----------   ----------   ----------   -----------
       Net increase in contract owners' equity
        from operations..........................      920,509     3,315,410      507,456      872,042      554,673     1,223,746
                                                   -----------   -----------   ----------   ----------   ----------   -----------
Equity transactions:
  Contract purchase payments (note 1)............      820,560       674,822      189,706      348,204       43,238       201,437
  Transfers from fixed & other subaccounts.......    2,627,514     2,708,642    1,607,944    1,544,757    1,326,817     1,867,639
  Withdrawals & surrenders.......................     (861,279)     (341,065)    (390,307)    (241,516)    (383,124)     (360,854)
  Surrender charges (note 3).....................      (22,003)      (12,884)     (14,145)      (8,347)      (6,351)      (16,815)
  Annual contract fees (note 3)..................      (22,068)      (15,821)      (9,426)      (9,046)      (8,009)       (5,639)
  Annuity & death benefit payments...............     (352,653)     (305,147)    (723,824)    (148,001)    (203,889)     (120,174)
  Transfers to fixed & other subaccounts.........   (2,134,742)   (2,520,766)    (584,611)    (777,323)    (711,266)   (1,695,433)
                                                   -----------   -----------   ----------   ----------   ----------   -----------
       Net equity transactions...................       55,329       187,781       75,337      708,728       57,416      (129,839)
                                                   -----------   -----------   ----------   ----------   ----------   -----------
          Net change in contract owners'
            equity...............................      975,838     3,503,191      582,793    1,580,770      612,089     1,093,907
Contract owners' equity:
  Beginning of period............................   12,962,153     9,458,962    7,139,863    5,559,093    5,718,013     4,624,106
                                                   -----------   -----------   ----------   ----------   ----------   -----------
  End of period..................................  $13,937,991   $12,962,153   $7,722,656   $7,139,863   $6,330,102   $ 5,718,013
                                                   ===========   ===========   ==========   ==========   ==========   ===========
Change in units:
  Beginning units................................      840,411       839,611      655,519      583,466      480,529       507,595
                                                   -----------   -----------   ----------   ----------   ----------   -----------
  Units purchased................................      208,282       251,281      152,123      168,253      111,316       194,194
  Units redeemed.................................     (202,798)     (250,481)    (148,401)     (96,200)    (103,512)     (221,260)
                                                   -----------   -----------   ----------   ----------   ----------   -----------
  Ending units...................................      845,895       840,411      659,241      655,519      488,333       480,529
                                                   ===========   ===========   ==========   ==========   ==========   ===========

   The accompanying notes are an integral part of these financial statements

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2004 AND 2003

                                                                       STRONG VARIABLE INSURANCE FUNDS, INC.
                                                  -------------------------------------------------------------------------------
                                                       OPPORTUNITY II           MULTI CAP VALUE II          MID-CAP GROWTH II
                                                         SUBACCOUNT                 SUBACCOUNT                 SUBACCOUNT
                                                  -------------------------   -----------------------   -------------------------
                                                     2004          2003          2004         2003         2004          2003
                                                  -----------   -----------   ----------   ----------   -----------   -----------
Increase in contract owners' equity from
  operations:
  Net investment activity.......................  $  (286,414)  $  (233,749)  $  (19,087)  $  (17,171)  $  (279,621)  $  (270,981)
  Reinvested capital gains......................            0             0            0            0             0             0
  Realized gain (loss)..........................     (273,157)   (1,029,809)      36,099      (46,496)   (3,848,851)   (3,395,028)
  Unrealized gain...............................    3,819,783     7,062,648      182,530      519,228     7,447,709     9,383,835
                                                  -----------   -----------   ----------   ----------   -----------   -----------
       Net increase in contract owners' equity
        from operations.........................    3,260,212     5,799,090      199,542      455,561     3,319,237     5,717,826
                                                  -----------   -----------   ----------   ----------   -----------   -----------
Equity transactions:
  Contract purchase payments (note 1)...........      529,332     1,020,540        6,874       12,937       225,048       923,479
  Transfers from fixed & other subaccounts......    1,859,947     2,456,678       37,125      130,624     1,109,696     1,940,064
  Withdrawals & surrenders......................   (2,925,812)     (661,785)    (185,771)     (69,576)   (2,254,213)     (786,449)
  Surrender charges (note 3)....................      (36,048)      (26,198)      (3,059)      (3,445)      (40,262)      (29,841)
  Annual contract fees (note 3).................      (27,316)      (23,310)      (1,912)      (2,154)      (30,320)      (31,242)
  Annuity & death benefit payments..............     (344,089)     (244,306)     (28,754)     (24,614)     (342,009)     (281,062)
  Transfers to fixed & other subaccounts........   (4,016,187)   (3,104,476)    (205,358)    (229,760)   (3,376,421)   (3,326,219)
                                                  -----------   -----------   ----------   ----------   -----------   -----------
       Net equity transactions..................   (4,960,173)     (582,857)    (380,855)    (185,988)   (4,708,481)   (1,591,270)
                                                  -----------   -----------   ----------   ----------   -----------   -----------
          Net change in contract owners'
            equity..............................   (1,699,961)    5,216,233     (181,313)     269,573    (1,389,244)    4,126,556
Contract owners' equity:
  Beginning of period...........................   22,260,642    17,044,409    1,617,409    1,347,836    22,382,665    18,256,109
                                                  -----------   -----------   ----------   ----------   -----------   -----------
  End of period.................................  $20,560,681   $22,260,642   $1,436,096   $1,617,409   $20,993,421   $22,382,665
                                                  ===========   ===========   ==========   ==========   ===========   ===========
Change in units:
  Beginning units...............................    1,813,163     1,876,071      155,713      177,660     2,318,174     2,498,329
                                                  -----------   -----------   ----------   ----------   -----------   -----------
  Units purchased...............................      167,764       317,735        3,112       16,739       114,949       328,665
  Units redeemed................................     (546,762)     (380,643)     (38,629)     (38,686)     (588,163)     (508,820)
                                                  -----------   -----------   ----------   ----------   -----------   -----------
  Ending units..................................    1,434,165     1,813,163      120,196      155,713     1,844,960     2,318,174
                                                  ===========   ===========   ==========   ==========   ===========   ===========

   The accompanying notes are an integral part of these financial statements

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2004 AND 2003

                                                     VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS I
                                                    -----------------------------------------------------
                                                     CORE PLUS FIXED INCOME          US REAL ESTATE
                                                           SUBACCOUNT                  SUBACCOUNT
                                                    ------------------------   --------------------------
                                                       2004         2003          2004          2003
                                                    ----------   -----------   ----------   -------------
Increase in contract owners' equity from
  operations:
  Net investment activity.........................  $  112,531   $   (61,971)  $   18,850   $    (218,873)
  Reinvested capital gains........................      10,522        35,612      108,716               0
  Realized gain (loss)............................      42,489       123,464       86,434       3,760,370
  Unrealized gain (loss)..........................     (31,928)       63,766    1,802,931       1,165,377
                                                    ----------   -----------   ----------   -------------
       Net increase in contract owners' equity
          from operations.........................     133,614       160,871    2,016,931       4,706,874
                                                    ----------   -----------   ----------   -------------
Equity transactions:
  Contract purchase payments (note 1).............      35,666       541,776      179,463         154,426
  Transfers from fixed & other subaccounts........     456,137     2,680,143    5,241,515     154,483,496
  Withdrawals & surrenders........................    (253,127)     (229,059)    (554,167)       (114,734)
  Surrender charges (note 3)......................      (4,291)       (5,969)     (11,057)         (2,162)
  Annual contract fees (note 3)...................      (3,725)       (4,630)      (5,843)         (2,204)
  Annuity & death benefit payments................    (168,285)     (234,205)     (71,181)        (12,796)
  Transfers to fixed & other subaccounts..........    (435,689)   (2,747,518)    (980,578)   (171,619,309)
                                                    ----------   -----------   ----------   -------------
       Net equity transactions....................    (373,314)          538    3,798,152     (17,113,283)
                                                    ----------   -----------   ----------   -------------
          Net change in contract owners' equity...    (239,700)      161,409    5,815,083     (12,406,409)
Contract owners' equity:
  Beginning of period.............................   4,695,587     4,534,178    3,630,252      16,036,661
                                                    ----------   -----------   ----------   -------------
  End of period...................................  $4,455,887   $ 4,695,587   $9,445,335   $   3,630,252
                                                    ==========   ===========   ==========   =============
Change in units:
  Beginning units.................................     358,294       356,945      217,916       1,361,735
                                                    ----------   -----------   ----------   -------------
  Units purchased.................................      35,543       221,789      281,367      12,370,786
  Units redeemed..................................     (63,596)     (220,440)     (74,036)    (13,514,605)
                                                    ----------   -----------   ----------   -------------
  Ending units....................................     330,241       358,294      425,247         217,916
                                                    ==========   ===========   ==========   =============

                                                    VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS I
                                                    -----------------------------------------------
                                                             VALUE            EMERGING MARKET DEBT
                                                          SUBACCOUNT               SUBACCOUNT
                                                    -----------------------   ---------------------
                                                       2004         2003        2004        2003
                                                    ----------   ----------   ---------   ---------
Increase in contract owners' equity from
  operations:
  Net investment activity.........................  $   (3,464)  $  (12,034)  $ 11,027    $ (2,690)
  Reinvested capital gains........................      33,565            0      6,304           0
  Realized gain (loss)............................      30,193      (13,316)     5,043      13,934
  Unrealized gain (loss)..........................      98,270      284,398     (4,791)     38,683
                                                    ----------   ----------   --------    --------
       Net increase in contract owners' equity
          from operations.........................     158,564      259,048     17,583      49,927
                                                    ----------   ----------   --------    --------
Equity transactions:
  Contract purchase payments (note 1).............           0            0          0           0
  Transfers from fixed & other subaccounts........     196,636      154,993     29,530      26,233
  Withdrawals & surrenders........................     (93,546)     (93,666)         0      (3,262)
  Surrender charges (note 3)......................        (898)      (1,495)         0         (57)
  Annual contract fees (note 3)...................        (892)        (920)      (138)       (185)
  Annuity & death benefit payments................      (9,649)      (5,816)      (341)     (2,279)
  Transfers to fixed & other subaccounts..........    (152,119)    (121,145)   (26,341)    (91,820)
                                                    ----------   ----------   --------    --------
       Net equity transactions....................     (60,468)     (68,049)     2,710     (71,370)
                                                    ----------   ----------   --------    --------
          Net change in contract owners' equity...      98,096      190,999     20,293     (21,443)
Contract owners' equity:
  Beginning of period.............................   1,012,285      821,286    182,297     203,740
                                                    ----------   ----------   --------    --------
  End of period...................................  $1,110,381   $1,012,285   $202,590    $182,297
                                                    ==========   ==========   ========    ========
Change in units:
  Beginning units.................................      93,889      100,850     13,109      18,389
                                                    ----------   ----------   --------    --------
  Units purchased.................................      15,916       18,056      2,156       2,207
  Units redeemed..................................     (21,207)     (25,017)    (1,903)     (7,487)
                                                    ----------   ----------   --------    --------
  Ending units....................................      88,598       93,889     13,362      13,109
                                                    ==========   ==========   ========    ========

   The accompanying notes are an integral part of these financial statements

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2004 AND 2003

                                                                      GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                                 --------------------------------------------------------------------------------
                                                      GROWTH & INCOME             CORE US EQUITY             CAPITAL GROWTH
                                                        SUBACCOUNT                  SUBACCOUNT                 SUBACCOUNT
                                                 -------------------------   ------------------------   -------------------------
                                                    2004          2003          2004          2003         2004          2003
                                                 -----------   -----------   -----------   ----------   -----------   -----------
Increase in contract owners' equity from
  operations:
  Net investment activity......................  $   154,842   $    13,075   $   (17,786)  $  (26,831)  $   (20,374)  $   (55,955)
  Reinvested capital gains.....................            0             0             0            0             0             0
  Realized gain (loss).........................       60,738      (150,591)        2,972     (302,742)      (54,063)     (451,583)
  Unrealized gain..............................    2,434,517     1,701,504     1,689,559    2,071,612     1,040,377     1,593,015
                                                 -----------   -----------   -----------   ----------   -----------   -----------
       Net increase in contract owners' equity
        from operations........................    2,650,097     1,563,988     1,674,745    1,742,039       965,940     1,085,477
                                                 -----------   -----------   -----------   ----------   -----------   -----------
Equity transactions:
  Contract purchase payments (note 1)..........    3,670,452     1,102,704     2,942,580    1,026,908     2,893,147       597,347
  Transfers from fixed & other subaccounts.....   11,441,468     2,422,622     7,584,635    2,501,453     6,469,357     1,501,696
  Withdrawals & surrenders.....................     (597,789)     (284,477)     (613,698)    (316,973)     (682,135)     (185,657)
  Surrender charges (note 3)...................      (12,349)       (8,596)      (11,827)      (9,977)      (11,926)       (7,750)
  Annual contract fees (note 3)................      (21,175)      (11,360)      (16,536)      (8,688)      (11,611)       (7,670)
  Annuity & death benefit payments.............     (227,051)     (118,319)     (228,956)    (149,765)     (139,329)     (132,755)
  Transfers to fixed & other subaccounts.......   (1,523,979)   (1,451,951)   (5,992,523)    (878,774)   (1,357,947)   (1,489,036)
                                                 -----------   -----------   -----------   ----------   -----------   -----------
       Net equity transactions.................   12,729,577     1,650,623     3,663,675    2,164,184     7,159,556       276,175
                                                 -----------   -----------   -----------   ----------   -----------   -----------
          Net change in contract owners'
            equity.............................   15,379,674     3,214,611     5,338,420    3,906,223     8,125,496     1,361,652
Contract owners' equity:
  Beginning of period..........................    9,213,664     5,999,053     9,859,729    5,953,506     6,388,179     5,026,527
                                                 -----------   -----------   -----------   ----------   -----------   -----------
  End of period................................  $24,593,338   $ 9,213,664   $15,198,149   $9,859,729   $14,513,675   $ 6,388,179
                                                 ===========   ===========   ===========   ==========   ===========   ===========
Change in units:
  Beginning units..............................    1,102,470       880,191     1,038,874      801,897       658,977       635,091
                                                 -----------   -----------   -----------   ----------   -----------   -----------
  Units purchased..............................    1,629,741       462,708       928,737      399,188       897,569       223,127
  Units redeemed...............................     (222,005)     (240,429)     (556,923)    (162,211)     (178,636)     (199,241)
                                                 -----------   -----------   -----------   ----------   -----------   -----------
  Ending units.................................    2,510,206     1,102,470     1,410,688    1,038,874     1,377,910       658,977
                                                 ===========   ===========   ===========   ==========   ===========   ===========

   The accompanying notes are an integral part of these financial statements

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2004 AND 2003

                                                           LAZARD RETIREMENT SERIES, INC.
                                                -----------------------------------------------------
                                                     EMERGING MARKET                SMALL CAP
                                                       SUBACCOUNT                  SUBACCOUNT
                                                -------------------------   -------------------------
                                                   2004          2003          2004          2003
                                                -----------   -----------   -----------   -----------
Increase in contract owners' equity from
  operations:
  Net investment activity.....................  $   (47,674)  $   (53,347)  $  (365,560)  $  (234,443)
  Reinvested capital gains....................            0             0             0             0
  Realized gain (loss)........................      746,280       234,593       266,390      (141,372)
  Unrealized gain.............................    1,963,685     1,689,097     4,025,210     6,121,516
                                                -----------   -----------   -----------   -----------
       Net increase in contract owners' equity
          from operations.....................    2,662,291     1,870,343     3,926,040     5,745,701
                                                -----------   -----------   -----------   -----------
Equity transactions:
  Contract purchase payments (note 1).........    3,235,493       180,986     3,458,999     1,612,965
  Transfers from fixed & other subaccounts....    7,253,841     4,026,872     9,804,083     7,111,798
  Withdrawals & surrenders....................     (672,973)     (271,230)   (1,215,720)     (768,341)
  Surrender charges (note 3)..................      (12,230)       (5,422)      (35,316)      (24,663)
  Annual contract fees (note 3)...............      (10,120)       (5,916)      (33,740)      (20,025)
  Annuity & death benefit payments............      (45,234)      (17,213)     (340,521)     (243,066)
  Transfers to fixed & other subaccounts......   (5,081,550)   (3,444,762)   (4,501,658)   (3,639,359)
                                                -----------   -----------   -----------   -----------
       Net equity transactions................    4,667,227       463,315     7,136,127     4,029,309
                                                -----------   -----------   -----------   -----------
          Net change in contract owners'
            equity............................    7,329,518     2,333,658    11,062,167     9,775,010
Contract owners' equity:
  Beginning of period.........................    6,287,114     3,953,456    24,328,712    14,553,702
                                                -----------   -----------   -----------   -----------
  End of period...............................  $13,616,632   $ 6,287,114   $35,390,879   $24,328,712
                                                ===========   ===========   ===========   ===========
Change in units:
  Beginning units.............................      551,249       522,913     1,674,079     1,349,530
                                                -----------   -----------   -----------   -----------
  Units purchased.............................      855,688       456,007       857,221       708,722
  Units redeemed..............................     (475,690)     (427,671)     (371,707)     (384,173)
                                                -----------   -----------   -----------   -----------
  Ending units................................      931,247       551,249     2,159,593     1,674,079
                                                ===========   ===========   ===========   ===========

                                                         THE PRUDENTIAL SERIES FUND, INC.
                                                ---------------------------------------------------
                                                  JENNISON 20/20 FOCUS             JENNISON
                                                       SUBACCOUNT                 SUBACCOUNT
                                                ------------------------   ------------------------
                                                   2004          2003         2004          2003
                                                -----------   ----------   -----------   ----------
Increase in contract owners' equity from
  operations:
  Net investment activity.....................  $  (148,630)  $  (28,441)  $   (87,696)  $  (68,090)
  Reinvested capital gains....................            0            0             0            0
  Realized gain (loss)........................      222,017      (12,629)     (233,143)    (474,085)
  Unrealized gain.............................    1,452,832      693,470       814,222    1,781,415
                                                -----------   ----------   -----------   ----------
       Net increase in contract owners' equity
          from operations.....................    1,526,219      652,400       493,383    1,239,240
                                                -----------   ----------   -----------   ----------
Equity transactions:
  Contract purchase payments (note 1).........    3,904,323    1,471,233       729,679      380,879
  Transfers from fixed & other subaccounts....   11,208,023    3,133,282     2,127,158    1,592,162
  Withdrawals & surrenders....................     (388,760)     (89,856)     (705,839)    (160,894)
  Surrender charges (note 3)..................       (7,822)      (1,068)      (27,443)      (7,240)
  Annual contract fees (note 3)...............      (13,021)      (3,778)      (12,594)      (8,543)
  Annuity & death benefit payments............     (193,294)     (23,883)     (398,956)    (129,196)
  Transfers to fixed & other subaccounts......   (8,739,986)    (412,524)   (1,595,631)    (964,944)
                                                -----------   ----------   -----------   ----------
       Net equity transactions................    5,769,463    4,073,406       116,374      702,224
                                                -----------   ----------   -----------   ----------
          Net change in contract owners'
            equity............................    7,295,682    4,725,806       609,757    1,941,464
Contract owners' equity:
  Beginning of period.........................    5,943,436    1,217,630     6,413,218    4,471,754
                                                -----------   ----------   -----------   ----------
  End of period...............................  $13,239,118   $5,943,436   $ 7,022,975   $6,413,218
                                                ===========   ==========   ===========   ==========
Change in units:
  Beginning units.............................      646,176      168,496     1,071,538      957,028
                                                -----------   ----------   -----------   ----------
  Units purchased.............................    1,370,588      522,601       405,016      352,950
  Units redeemed..............................     (752,814)     (44,921)     (390,353)    (238,440)
                                                -----------   ----------   -----------   ----------
  Ending units................................    1,263,950      646,176     1,086,201    1,071,538
                                                ===========   ==========   ===========   ==========

   The accompanying notes are an integral part of these financial statements

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2004 AND 2003

                                                                                                 PBHG INSURANCE
                                                                  UBS SERIES TRUST                SERIES FUND
                                                              -------------------------   ----------------------------
                                                                   U.S. ALLOCATION        TECHNOLOGY & COMMUNICATIONS
                                                                     SUBACCOUNT                    SUBACCOUNT
                                                              -------------------------   ----------------------------
                                                                 2004          2003           2004            2003
                                                              -----------   -----------   ------------    ------------
Increase in contract owners' equity from operations:
  Net investment activity...................................  $   (53,692)  $   (41,323)  $   (42,834)    $   (37,072)
  Reinvested capital gains..................................            0             0             0               0
  Realized loss.............................................     (176,816)     (498,974)   (1,753,179)     (1,447,462)
  Unrealized gain...........................................      996,932     2,352,709     1,905,388       2,467,506
                                                              -----------   -----------   -----------     -----------
       Net increase in contract owners' equity from
        operations..........................................      766,424     1,812,412       109,375         982,972
                                                              -----------   -----------   -----------     -----------
Equity transactions:
  Contract purchase payments (note 1).......................      331,643       329,558       138,229         223,721
  Transfers from fixed & other subaccounts..................    1,322,468     1,546,617       748,472       1,096,506
  Withdrawals & surrenders..................................     (554,833)     (384,157)     (338,827)        (91,932)
  Surrender charges (note 3)................................      (14,484)      (15,110)      (11,603)         (4,444)
  Annual contract fees (note 3).............................      (19,794)      (14,006)       (6,057)         (5,398)
  Annuity & death benefit payments..........................     (312,003)     (162,082)      (43,833)        (30,128)
  Transfers to fixed & other subaccounts....................   (1,609,154)   (1,131,286)   (1,190,372)       (643,903)
                                                              -----------   -----------   -----------     -----------
       Net equity transactions..............................     (856,157)      169,534      (703,991)        544,422
                                                              -----------   -----------   -----------     -----------
          Net change in contract owners' equity.............      (89,733)    1,981,946      (594,616)      1,527,394
Contract owners' equity:
  Beginning of period.......................................    9,209,067     7,227,121     3,631,182       2,103,788
                                                              -----------   -----------   -----------     -----------
  End of period.............................................  $ 9,119,334   $ 9,209,067   $ 3,036,566     $ 3,631,182
                                                              ===========   ===========   ===========     ===========
Change in units:
  Beginning units...........................................    1,103,320     1,090,148     2,221,954       1,846,169
                                                              -----------   -----------   -----------     -----------
  Units purchased...........................................      173,391       234,329       529,043         955,633
  Units redeemed............................................     (277,634)     (221,157)     (981,677)       (579,848)
                                                              -----------   -----------   -----------     -----------
  Ending units..............................................      999,077     1,103,320     1,769,320       2,221,954
                                                              ===========   ===========   ===========     ===========

   The accompanying notes are an integral part of these financial statements

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2004 AND 2003

                                              FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS 2
                                              -----------------------------------------------------
                                                     VIP MID-CAP               VIP CONTRAFUND
                                                     SUBACCOUNT                  SUBACCOUNT
                                              -------------------------   -------------------------
                                                 2004          2003          2004          2003
                                              -----------   -----------   -----------   -----------
Increase in contract owners' equity from
  operations:
  Net investment activity...................  $  (714,033)  $  (353,848)  $  (435,174)  $  (226,262)
  Reinvested capital gains..................            0             0             0             0
  Realized gain (loss)......................      436,568       (44,824)      122,933      (131,454)
  Unrealized gain...........................   12,844,729    11,490,198     5,775,127     5,792,762
                                              -----------   -----------   -----------   -----------
       Net increase in contract owners'
          equity from operations............   12,567,264    11,091,526     5,462,886     5,435,046
                                              -----------   -----------   -----------   -----------
Equity transactions:
  Contract purchase payments (note 1).......    6,485,273     3,392,946     5,270,802     4,278,736
  Transfers from fixed & other
     subaccounts............................   19,869,643    12,016,414    15,083,249     9,678,217
  Withdrawals & surrenders..................   (2,348,435)   (1,763,190)   (1,915,192)   (1,142,902)
  Surrender charges (note 3)................      (66,515)      (79,398)      (56,847)      (54,389)
  Annual contract fees (note 3).............      (68,668)      (40,980)      (52,580)      (25,200)
  Annuity & death benefit payments..........     (695,024)     (483,422)     (564,227)     (346,040)
  Transfers to fixed & other subaccounts....   (7,100,809)   (6,381,267)   (3,121,642)   (3,516,769)
                                              -----------   -----------   -----------   -----------
       Net equity transactions..............   16,075,465     6,661,103    14,643,563     8,871,653
                                              -----------   -----------   -----------   -----------
          Net change in contract owners'
            equity..........................   28,642,729    17,752,629    20,106,449    14,306,699
Contract owners' equity:
  Beginning of period.......................   44,074,858    26,322,229    30,237,793    15,931,094
                                              -----------   -----------   -----------   -----------
  End of period.............................  $72,717,587   $44,074,858   $50,344,242   $30,237,793
                                              ===========   ===========   ===========   ===========
Change in units:
  Beginning units...........................    3,423,104     2,788,387     3,360,059     2,240,479
                                              -----------   -----------   -----------   -----------
  Units purchased...........................    1,840,469     1,460,766     2,131,282     1,749,379
  Units redeemed............................     (671,431)     (826,049)     (569,884)     (629,799)
                                              -----------   -----------   -----------   -----------
  Ending units..............................    4,592,142     3,423,104     4,921,457     3,360,059
                                              ===========   ===========   ===========   ===========

                                            FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS 2
                                              ----------------------------------------------------
                                                     VIP GROWTH              VIP EQUITY INCOME
                                                     SUBACCOUNT                  SUBACCOUNT
                                              -------------------------   ------------------------
                                                 2004          2003          2004        2003(C)
                                              -----------   -----------   -----------   ----------
Increase in contract owners' equity from
  operations:
  Net investment activity...................  $  (264,501)  $  (190,689)  $   (69,603)  $   (1,767)
  Reinvested capital gains..................            0             0         5,174            0
  Realized gain (loss)......................     (482,316)     (689,713)       26,472         (778)
  Unrealized gain...........................    1,075,883     5,097,654     1,060,310       68,613
                                              -----------   -----------   -----------   ----------
       Net increase in contract owners'
          equity from operations............      329,066     4,217,252     1,022,353       66,068
                                              -----------   -----------   -----------   ----------
Equity transactions:
  Contract purchase payments (note 1).......    1,292,660     2,037,700     3,464,990      180,086
  Transfers from fixed & other
     subaccounts............................    6,037,106     3,181,497     9,740,495      813,443
  Withdrawals & surrenders..................   (1,001,213)     (660,590)     (163,118)      (2,617)
  Surrender charges (note 3)................      (35,374)      (32,618)       (3,700)        (124)
  Annual contract fees (note 3).............      (28,317)      (19,921)       (4,642)        (147)
  Annuity & death benefit payments..........     (339,032)     (242,648)     (120,604)        (268)
  Transfers to fixed & other subaccounts....   (3,208,487)   (1,671,690)   (1,211,592)     (10,039)
                                              -----------   -----------   -----------   ----------
       Net equity transactions..............    2,717,343     2,591,730    11,701,829      980,334
                                              -----------   -----------   -----------   ----------
          Net change in contract owners'
            equity..........................    3,046,409     6,808,982    12,724,182    1,046,402
Contract owners' equity:
  Beginning of period.......................   19,914,654    13,105,672     1,046,402            0
                                              -----------   -----------   -----------   ----------
  End of period.............................  $22,961,063   $19,914,654   $13,770,584   $1,046,402
                                              ===========   ===========   ===========   ==========
Change in units:
  Beginning units...........................    3,227,912     2,777,252        96,708            0
                                              -----------   -----------   -----------   ----------
  Units purchased...........................    1,152,310       930,419     1,176,071       97,028
  Units redeemed............................     (720,640)     (479,759)     (112,625)        (320)
                                              -----------   -----------   -----------   ----------
  Ending units..............................    3,659,582     3,227,912     1,160,154       96,708
                                              ===========   ===========   ===========   ==========

---------------

(c) Period from October 1, 2003, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2004 AND 2003

                                                  JANUS ASPEN SERIES -- SERVICE SHARES
                                         -------------------------------------------------------
                                                  GROWTH                  WORLDWIDE GROWTH
                                                SUBACCOUNT                   SUBACCOUNT
                                         -------------------------   ---------------------------
                                            2004          2003          2004           2003
                                         -----------   -----------   -----------   -------------
Increase in contract owners' equity
  from operations:
  Net investment activity..............  $  (289,015)  $  (291,508)  $   (87,956)  $    (117,077)
  Reinvested capital gains.............            0             0             0               0
  Realized gain (loss).................   (1,536,570)   (3,034,265)      670,142         864,672
  Unrealized gain (loss)...............    2,318,332     9,003,701       (88,921)      3,804,187
                                         -----------   -----------   -----------   -------------
       Net increase in contract owners'
          equity from operations.......      492,747     5,677,928       493,265       4,551,782
                                         -----------   -----------   -----------   -------------
Equity transactions:
  Contract purchase payments (note
     1)................................      665,155       924,502       570,109         914,821
  Transfers from fixed & other
     subaccounts.......................    1,412,619     1,775,295     1,445,268     111,195,798
  Withdrawals & surrenders.............   (1,271,802)   (1,163,194)   (2,015,425)       (931,318)
  Surrender charges (note 3)...........      (44,201)      (55,617)      (46,112)        (45,858)
  Annual contract fees (note 3)........      (30,217)      (31,583)      (26,575)        (28,298)
  Annuity & death benefit payments.....     (378,709)     (410,145)     (260,545)       (294,985)
  Transfers to fixed & other
     subaccounts.......................   (3,162,084)   (4,471,066)   (3,313,069)   (127,030,491)
                                         -----------   -----------   -----------   -------------
       Net equity transactions.........   (2,809,239)   (3,431,808)   (3,646,349)    (16,220,331)
                                         -----------   -----------   -----------   -------------
          Net change in contract
            owners' equity.............   (2,316,492)    2,246,120    (3,153,084)    (11,668,549)
Contract owners' equity:
  Beginning of period..................   23,366,641    21,120,521    20,734,888      32,403,437
                                         -----------   -----------   -----------   -------------
  End of period........................  $21,050,149   $23,366,641   $17,581,804   $  20,734,888
                                         ===========   ===========   ===========   =============
Change in units:
  Beginning units......................    4,161,378     4,879,741     3,801,740       7,256,431
                                         -----------   -----------   -----------   -------------
  Units purchased......................      334,650       529,406       353,683      25,752,902
  Units redeemed.......................     (849,592)   (1,247,769)   (1,030,214)    (29,207,593)
                                         -----------   -----------   -----------   -------------
  Ending units.........................    3,646,436     4,161,378     3,125,209       3,801,740
                                         ===========   ===========   ===========   =============

                                                   JANUS ASPEN SERIES -- SERVICE SHARES
                                         ---------------------------------------------------------
                                                  BALANCED                INTERNATIONAL GROWTH
                                                 SUBACCOUNT                    SUBACCOUNT
                                         ---------------------------   ---------------------------
                                             2004           2003          2004           2003
                                         ------------   ------------   -----------   -------------
Increase in contract owners' equity
  from operations:
  Net investment activity..............  $    497,498   $    284,645   $   (50,255)  $     (38,568)
  Reinvested capital gains.............             0              0             0               0
  Realized gain (loss).................        61,002     (1,042,498)      333,624       1,522,180
  Unrealized gain (loss)...............     3,526,677      8,243,901     1,499,839       1,955,727
                                         ------------   ------------   -----------   -------------
       Net increase in contract owners'
          equity from operations.......     4,085,177      7,486,048     1,783,208       3,439,339
                                         ------------   ------------   -----------   -------------
Equity transactions:
  Contract purchase payments (note
     1)................................     2,900,677      3,887,448     1,606,886         570,607
  Transfers from fixed & other
     subaccounts.......................     5,993,960     11,810,031     2,760,961     113,705,602
  Withdrawals & surrenders.............    (4,503,504)    (3,615,723)     (862,312)       (395,704)
  Surrender charges (note 3)...........      (137,596)      (166,661)      (28,322)        (12,229)
  Annual contract fees (note 3)........       (69,691)       (66,794)      (15,470)        (10,162)
  Annuity & death benefit payments.....    (1,620,851)    (1,557,729)     (250,028)       (102,869)
  Transfers to fixed & other
     subaccounts.......................   (10,531,778)   (16,484,962)   (1,983,696)   (126,408,695)
                                         ------------   ------------   -----------   -------------
       Net equity transactions.........    (7,968,783)    (6,194,390)    1,228,019     (12,653,450)
                                         ------------   ------------   -----------   -------------
          Net change in contract
            owners' equity.............    (3,883,606)     1,291,658     3,011,227      (9,214,111)
Contract owners' equity:
  Beginning of period..................    66,440,094     65,148,436     9,692,577      18,906,688
                                         ------------   ------------   -----------   -------------
  End of period........................  $ 62,556,488   $ 66,440,094   $12,703,804   $   9,692,577
                                         ============   ============   ===========   =============
Change in units:
  Beginning units......................     7,052,378      7,758,760     1,674,737       4,339,389
                                         ------------   ------------   -----------   -------------
  Units purchased......................       870,341      1,750,144       680,172      26,979,777
  Units redeemed.......................    (1,708,489)    (2,456,526)     (497,234)    (29,644,429)
                                         ------------   ------------   -----------   -------------
  Ending units.........................     6,214,230      7,052,378     1,857,675       1,674,737
                                         ============   ============   ===========   =============

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2004 AND 2003

                                                                           J.P. MORGAN SERIES TRUST II
                                                              -----------------------------------------------------
                                                                    SMALL COMPANY               MID CAP VALUE
                                                                     SUBACCOUNT                  SUBACCOUNT
                                                              -------------------------   -------------------------
                                                                 2004          2003          2004          2003
                                                              -----------   -----------   -----------   -----------
Increase in contract owners' equity from operations:
  Net investment activity...................................  $  (142,357)  $   (73,922)  $  (220,978)  $   (59,323)
  Reinvested capital gains..................................            0             0        88,999             0
  Realized gain (loss)......................................      130,274      (136,503)      116,495        21,688
  Unrealized gain...........................................    3,079,786     1,951,612     4,215,210     1,581,028
                                                              -----------   -----------   -----------   -----------
       Net increase in contract owners' equity from
        operations..........................................    3,067,703     1,741,187     4,199,726     1,543,393
                                                              -----------   -----------   -----------   -----------
Equity transactions:
  Contract purchase payments (note 1).......................    3,110,718       611,422     7,848,084     2,013,782
  Transfers from fixed & other subaccounts..................    7,577,950     1,888,850    19,549,962     5,593,569
  Withdrawals & surrenders..................................     (539,583)     (231,144)     (739,400)     (212,946)
  Surrender charges (note 3)................................       (9,214)       (6,912)      (20,550)       (5,327)
  Annual contract fees (note 3).............................      (15,470)       (8,618)      (27,877)       (6,401)
  Annuity & death benefit payments..........................     (147,113)      (46,019)     (238,480)     (191,897)
  Transfers to fixed & other subaccounts....................   (2,073,180)   (1,270,606)   (6,345,573)   (1,383,608)
                                                              -----------   -----------   -----------   -----------
       Net equity transactions..............................    7,904,108       936,973    20,026,166     5,807,172
                                                              -----------   -----------   -----------   -----------
          Net change in contract owners' equity.............   10,971,811     2,678,160    24,225,892     7,350,565
Contract owners' equity:
  Beginning of period.......................................    7,552,584     4,874,424    10,974,666     3,624,101
                                                              -----------   -----------   -----------   -----------
  End of period.............................................  $18,524,395   $ 7,552,584   $35,200,558   $10,974,666
                                                              ===========   ===========   ===========   ===========
Change in units:
  Beginning units...........................................      768,658       666,174       786,900       332,474
                                                              -----------   -----------   -----------   -----------
  Units purchased...........................................      943,350       278,663     1,688,692       585,886
  Units redeemed............................................     (210,738)     (176,179)     (363,366)     (131,460)
                                                              -----------   -----------   -----------   -----------
  Ending units..............................................    1,501,270       768,658     2,112,226       786,900
                                                              ===========   ===========   ===========   ===========

   The accompanying notes are an integral part of these financial statements

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2004 AND 2003

                                                                         ALLIANCE VARIABLE SERIES PRODUCT FUND, INC.
                                                             --------------------------------------------------------------------
                                                                 GLOBAL BOND            GROWTH & INCOME        SMALL CAP GROWTH
                                                                  SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                                             --------------------   -----------------------   -------------------
                                                               2004       2003         2004         2003        2004       2003
                                                             --------   ---------   ----------   ----------   --------   --------
Increase in contract owners' equity from operations:
  Net investment activity..................................  $ 17,088   $  21,670   $  (10,359)  $   (8,102)  $ (3,364)  $ (2,979)
  Reinvested capital gains.................................     7,963           0            0            0          0          0
  Realized gain (loss).....................................     8,764      16,596       17,310     (129,634)     5,000     (7,043)
  Unrealized gain (loss)...................................    (4,492)     12,038      145,746      524,159     25,655     94,775
                                                             --------   ---------   ----------   ----------   --------   --------
       Net increase in contract owners' equity from
        operations.........................................    29,323      50,304      152,697      386,423     27,291     84,753
                                                             --------   ---------   ----------   ----------   --------   --------
Equity transactions:
  Contract purchase payments (note 1)......................       385         455          700        8,508          0      1,406
  Transfers from fixed & other subaccounts.................    24,484       9,638      231,721      145,350     12,088     15,735
  Withdrawals & surrenders.................................   (37,608)     (5,101)     (99,620)     (90,337)    (5,169)    (4,765)
  Surrender charges (note 3)...............................    (1,360)        (96)      (2,325)      (4,141)       (34)      (206)
  Annual contract fees (note 3)............................      (116)       (254)      (1,740)      (1,935)      (316)      (353)
  Annuity & death benefit payments.........................    (2,173)    (42,962)     (15,523)     (54,924)      (935)      (867)
  Transfers to fixed & other subaccounts...................   (36,105)    (81,486)    (214,872)    (408,853)   (52,382)   (27,264)
                                                             --------   ---------   ----------   ----------   --------   --------
       Net equity transactions.............................   (52,493)   (119,806)    (101,659)    (406,332)   (46,748)   (16,314)
                                                             --------   ---------   ----------   ----------   --------   --------
          Net change in contract owners' equity............   (23,170)    (69,502)      51,038      (19,909)   (19,457)    68,439
Contract owners' equity:
  Beginning of period......................................   417,788     487,290    1,650,587    1,670,496    271,269    202,830
                                                             --------   ---------   ----------   ----------   --------   --------
  End of period............................................  $394,618   $ 417,788   $1,701,625   $1,650,587   $251,812   $271,269
                                                             ========   =========   ==========   ==========   ========   ========
Change in units:
  Beginning units..........................................    34,876      45,468      169,563      223,817     23,925     26,243
                                                             --------   ---------   ----------   ----------   --------   --------
  Units purchased..........................................     2,119         918       23,420       18,186         12      1,667
  Units redeemed...........................................    (6,511)    (11,510)     (33,567)     (72,440)    (4,261)    (3,985)
                                                             --------   ---------   ----------   ----------   --------   --------
  Ending units.............................................    30,484      34,876      159,416      169,563     19,676     23,925
                                                             ========   =========   ==========   ==========   ========   ========

   The accompanying notes are an integral part of these financial statements

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2004 AND 2003

                                                    MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS
                                                  -------------------------------------------------
                                                       NEW DISCOVERY        INVESTORS GROWTH STOCK
                                                        SUBACCOUNT                SUBACCOUNT
                                                  -----------------------   -----------------------
                                                     2004         2003         2004         2003
                                                  ----------   ----------   ----------   ----------
Increase in contract owners' equity from
  operations:
  Net investment activity.......................  $  (32,237)  $  (22,528)  $  (45,325)  $  (20,340)
  Reinvested capital gains......................           0            0            0            0
  Realized gain (loss)..........................      70,641      (11,262)      26,541       (3,734)
  Unrealized gain...............................      64,462      517,071      288,449      327,506
                                                  ----------   ----------   ----------   ----------
       Net increase in contract owners' equity
          from operations.......................     102,866      483,281      269,665      303,432
                                                  ----------   ----------   ----------   ----------
Equity transactions:
  Contract purchase payments (note 1)...........     273,441      413,327      620,267      656,785
  Transfers from fixed & other subaccounts......     725,385      651,570    1,342,755    1,038,308
  Withdrawals & surrenders......................    (290,002)     (89,958)    (255,554)     (63,637)
  Surrender charges (note 3)....................      (9,878)      (1,253)      (6,471)      (1,308)
  Annual contract fees (note 3).................      (4,500)      (1,976)      (4,569)      (1,559)
  Annuity & death benefit payments..............     (18,093)     (20,505)     (44,249)      (8,583)
  Transfers to fixed & other subaccounts........    (732,950)    (276,986)    (365,276)    (226,828)
                                                  ----------   ----------   ----------   ----------
       Net equity transactions..................     (56,597)     674,219    1,286,903    1,393,178
                                                  ----------   ----------   ----------   ----------
          Net change in contract owners'
            equity..............................      46,269    1,157,500    1,556,568    1,696,610
Contract owners' equity:
  Beginning of period...........................   2,368,715    1,211,215    2,509,176      812,566
                                                  ----------   ----------   ----------   ----------
  End of period.................................  $2,414,984   $2,368,715   $4,065,744   $2,509,176
                                                  ==========   ==========   ==========   ==========
Change in units:
  Beginning units...............................     231,222      155,799      271,373      106,345
                                                  ----------   ----------   ----------   ----------
  Units purchased...............................      91,691      118,529      195,050      196,386
  Units redeemed................................     (99,266)     (43,106)     (57,312)     (31,358)
                                                  ----------   ----------   ----------   ----------
  Ending units..................................     223,647      231,222      409,111      271,373
                                                  ==========   ==========   ==========   ==========

                                                     MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS
                                                  ----------------------------------------------------
                                                       MID CAP GROWTH              TOTAL RETURN
                                                         SUBACCOUNT                 SUBACCOUNT
                                                  ------------------------   -------------------------
                                                     2004          2003         2004          2003
                                                  -----------   ----------   -----------   -----------
Increase in contract owners' equity from
  operations:
  Net investment activity.......................  $   (52,191)  $  (19,116)  $    63,026   $    12,906
  Reinvested capital gains......................            0            0             0             0
  Realized gain (loss)..........................       60,040      (15,215)      241,050         5,230
  Unrealized gain...............................      458,539      449,577     4,865,061     4,403,582
                                                  -----------   ----------   -----------   -----------
       Net increase in contract owners' equity
          from operations.......................      466,388      415,246     5,169,137     4,421,718
                                                  -----------   ----------   -----------   -----------
Equity transactions:
  Contract purchase payments (note 1)...........      645,248      466,853     5,733,929     5,042,107
  Transfers from fixed & other subaccounts......    2,314,499    1,414,567    21,192,509    20,588,283
  Withdrawals & surrenders......................     (276,527)     (38,360)   (2,635,558)   (1,133,559)
  Surrender charges (note 3)....................       (7,831)        (669)      (78,558)      (41,119)
  Annual contract fees (note 3).................       (4,559)      (1,737)      (58,557)      (29,631)
  Annuity & death benefit payments..............      (16,448)     (13,805)   (1,289,117)     (603,414)
  Transfers to fixed & other subaccounts........   (1,240,531)    (196,880)   (7,263,082)   (3,742,818)
                                                  -----------   ----------   -----------   -----------
       Net equity transactions..................    1,413,851    1,629,969    15,601,566    20,079,849
                                                  -----------   ----------   -----------   -----------
          Net change in contract owners'
            equity..............................    1,880,239    2,045,215    20,770,703    24,501,567
Contract owners' equity:
  Beginning of period...........................    2,796,051      750,836    42,907,742    18,406,175
                                                  -----------   ----------   -----------   -----------
  End of period.................................  $ 4,676,290   $2,796,051   $63,678,445   $42,907,742
                                                  ===========   ==========   ===========   ===========
Change in units:
  Beginning units...............................      334,686      121,205     3,885,956     1,887,568
                                                  -----------   ----------   -----------   -----------
  Units purchased...............................      319,840      248,039     2,285,946     2,509,412
  Units redeemed................................     (159,412)     (34,558)     (894,902)     (511,024)
                                                  -----------   ----------   -----------   -----------
  Ending units..................................      495,114      334,686     5,277,000     3,885,956
                                                  ===========   ==========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2004 AND 2003

                                                                    FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
                                                                               (CLASS IB) (NOTE 5)
                                                              -----------------------------------------------------
                                                                   CORPORATE BOND              EQUITY INCOME
                                                                     SUBACCOUNT                  SUBACCOUNT
                                                              ------------------------   --------------------------
                                                                 2004          2003          2004          2003
                                                              -----------   ----------   ------------   -----------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...................................  $    46,315   $   75,931   $    (36,144)  $    41,815
  Reinvested capital gains..................................            0            0              0             0
  Realized gain (loss)......................................       25,736       11,902        534,820      (123,129)
  Unrealized gain (loss)....................................      (55,925)      90,608       (534,975)    2,353,514
                                                              -----------   ----------   ------------   -----------
       Net increase (decrease) in contract owners' equity
        from operations.....................................       16,126      178,441        (36,299)    2,272,200
                                                              -----------   ----------   ------------   -----------
Equity transactions:
  Contract purchase payments (note 1).......................        6,561       42,339         26,150       557,915
  Transfers from fixed & other subaccounts..................      128,976      408,949        316,847       690,975
  Withdrawals & surrenders..................................     (119,146)    (236,826)      (902,791)     (897,367)
  Surrender charges (note 3)................................       (1,973)      (8,096)       (11,678)      (28,909)
  Annual contract fees (note 3).............................       (1,786)      (2,280)        (8,550)      (10,810)
  Annuity & death benefit payments..........................     (431,033)     (79,487)      (183,465)     (303,802)
  Transfers to fixed & other subaccounts....................   (2,431,073)    (199,948)   (10,411,005)     (487,703)
                                                              -----------   ----------   ------------   -----------
       Net equity transactions..............................   (2,849,474)     (75,349)   (11,174,492)     (479,701)
                                                              -----------   ----------   ------------   -----------
          Net change in contract owners' equity.............   (2,833,348)     103,092    (11,210,791)    1,792,499
Contract owners' equity:
  Beginning of period.......................................    2,833,348    2,730,256     11,210,791     9,418,292
                                                              -----------   ----------   ------------   -----------
  End of period.............................................  $         0   $2,833,348   $          0   $11,210,791
                                                              ===========   ==========   ============   ===========
Change in units:
  Beginning units...........................................      228,909      234,399      1,047,407     1,078,633
                                                              -----------   ----------   ------------   -----------
  Units purchased...........................................       10,948       37,301         33,195       147,706
  Units redeemed............................................     (239,857)     (42,791)    (1,080,602)     (178,932)
                                                              -----------   ----------   ------------   -----------
  Ending units..............................................            0      228,909              0     1,047,407
                                                              ===========   ==========   ============   ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2004 AND 2003

                                                            PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE SHARES
                                               ----------------------------------------------------------------------------------
                                                      REAL RETURN                 TOTAL RETURN                 GLOBAL BOND
                                                      SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
                                               -------------------------   --------------------------   -------------------------
                                                  2004          2003           2004          2003          2004          2003
                                               -----------   -----------   ------------   -----------   -----------   -----------
Increase in contract owners' equity from
  operations:
  Net investment activity....................  $  (107,489)  $   216,195   $    194,485   $   280,251   $    34,502   $    24,709
  Reinvested capital gains...................    1,913,958       577,827        577,954       213,706       471,068        27,878
  Realized gain..............................      113,188        47,604         70,122        31,650        48,052        24,857
  Unrealized gain............................    1,283,626       525,692        373,168        79,329        72,819       314,345
                                               -----------   -----------   ------------   -----------   -----------   -----------
       Net increase in contract owners'
          equity from operations.............    3,203,283     1,367,318      1,215,729       604,936       626,441       391,789
                                               -----------   -----------   ------------   -----------   -----------   -----------
Equity transactions:
  Contract purchase payments (note 1)........    9,885,826     6,110,634      6,750,770     6,389,296       958,724     1,589,489
  Transfers from fixed & other subaccounts...   34,597,108    22,018,515     25,562,137    24,594,409     3,249,507     4,709,993
  Withdrawals & surrenders...................   (1,706,955)     (811,338)    (1,496,623)   (1,971,388)     (333,652)     (408,371)
  Surrender charges (note 3).................      (53,219)      (18,024)       (39,081)      (66,568)      (11,787)      (19,436)
  Annual contract fees (note 3)..............      (51,288)      (18,462)       (43,896)      (18,634)       (9,003)       (3,077)
  Annuity & death benefit payments...........     (781,465)     (439,235)      (591,963)     (372,232)     (109,089)      (73,425)
  Transfers to fixed & other subaccounts.....   (9,426,046)   (9,703,406)   (18,530,175)   (8,735,766)   (1,573,151)   (1,740,192)
                                               -----------   -----------   ------------   -----------   -----------   -----------
       Net equity transactions...............   32,463,961    17,138,684     11,611,169    19,819,117     2,171,549     4,054,981
                                               -----------   -----------   ------------   -----------   -----------   -----------
          Net change in contract owners'
            equity...........................   35,667,244    18,506,002     12,826,898    20,424,053     2,797,990     4,446,770
Contract owners' equity:
  Beginning of period........................   29,871,724    11,365,722     28,315,081     7,891,028     5,051,482       604,712
                                               -----------   -----------   ------------   -----------   -----------   -----------
  End of period..............................  $65,538,968   $29,871,724   $ 41,141,979   $28,315,081   $ 7,849,472   $ 5,051,482
                                               ===========   ===========   ============   ===========   ===========   ===========
Change in units:
  Beginning units............................    2,596,696     1,065,935      2,621,563       757,211       418,703        56,600
                                               -----------   -----------   ------------   -----------   -----------   -----------
  Units purchased............................    3,569,970     2,476,090      2,558,138     2,849,459       312,511       553,959
  Units redeemed.............................     (860,534)     (945,329)    (1,498,750)     (985,107)     (135,272)     (191,856)
                                               -----------   -----------   ------------   -----------   -----------   -----------
  Ending units...............................    5,306,132     2,596,696      3,680,951     2,621,563       595,942       418,703
                                               ===========   ===========   ============   ===========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2004 AND 2003

                                                      CALVERT VARIABLE     DREYFUS VARIABLE INVESTMENT
                                                        SERIES, INC.          FUND -- SERVICE SHARES
                                                     -------------------   ----------------------------
                                                        SOCIAL EQUITY              APPRECIATION
                                                     SUBACCOUNT (NOTE 5)            SUBACCOUNT
                                                     -------------------   ----------------------------
                                                       2004     2003 (B)       2004          2003 (A)
                                                     --------   --------   -------------   ------------
Increase in contract owners' equity from
  operations:
  Net investment activity..........................  $ (5,156)  $ (3,632)   $    22,211     $   12,931
  Reinvested capital gains.........................         0          0              0              0
  Realized gain....................................    11,917      4,172         11,542          3,210
  Unrealized gain..................................    17,927     72,229        124,973         87,895
                                                     --------   --------    -----------     ----------
       Net increase in contract owners' equity from
          operations...............................    24,688     72,769        158,726        104,036
                                                     --------   --------    -----------     ----------
Equity transactions:
  Contract purchase payments (note 1)..............    25,329     14,656      1,741,467        454,466
  Transfers from fixed & other subaccounts.........         3    465,065      4,620,374      1,237,538
  Withdrawals & surrenders.........................   (58,642)   (21,662)       (95,645)       (20,664)
  Surrender charges (note 3).......................    (1,019)      (486)        (2,144)           (71)
  Annual contract fees (note 3)....................      (960)      (569)        (3,947)          (366)
  Annuity & death benefit payments.................      (529)      (256)       (41,055)        (1,534)
  Transfers to fixed & other subaccounts...........   (23,878)   (39,489)    (2,687,195)       (64,225)
                                                     --------   --------    -----------     ----------
       Net equity transactions.....................   (59,696)   417,259      3,531,855      1,605,144
                                                     --------   --------    -----------     ----------
          Net change in contract owners' equity....   (35,008)   490,028      3,690,581      1,709,180
Contract owners' equity:
  Beginning of period..............................   490,028          0      1,709,180              0
                                                     --------   --------    -----------     ----------
  End of period....................................  $455,020   $490,028    $ 5,399,761     $1,709,180
                                                     ========   ========    ===========     ==========
Change in units:
  Beginning units..................................    70,908          0        146,140              0
                                                     --------   --------    -----------     ----------
  Units purchased..................................     3,686     80,638        477,332        151,676
  Units redeemed...................................   (12,368)    (9,730)      (177,555)        (5,536)
                                                     --------   --------    -----------     ----------
  Ending units.....................................    62,226     70,908        445,917        146,140
                                                     ========   ========    ===========     ==========


                                                                     ROYCE CAPITAL FUND
                                                     ---------------------------------------------------
                                                            SMALL-CAP                  MICRO-CAP
                                                            SUBACCOUNT                 SUBACCOUNT
                                                     ------------------------   ------------------------
                                                        2004        2003 (A)       2004        2003 (A)
                                                     -----------   ----------   -----------   ----------
Increase in contract owners' equity from
  operations:
  Net investment activity..........................  $  (260,791)  $  (24,885)  $  (146,550)  $  (13,300)
  Reinvested capital gains.........................    1,599,869      442,259     1,249,599      138,077
  Realized gain....................................      103,164       36,063        15,779        2,012
  Unrealized gain..................................    3,358,325      298,291       427,590      292,154
                                                     -----------   ----------   -----------   ----------
       Net increase in contract owners' equity from
          operations...............................    4,800,567      751,728     1,546,418      418,943
                                                     -----------   ----------   -----------   ----------
Equity transactions:
  Contract purchase payments (note 1)..............    6,817,813    2,976,905     4,794,561    1,232,491
  Transfers from fixed & other subaccounts.........   21,081,012    5,602,784    11,048,503    2,829,882
  Withdrawals & surrenders.........................     (601,373)     (40,593)     (535,857)     (19,110)
  Surrender charges (note 3).......................      (16,382)        (386)      (16,191)        (108)
  Annual contract fees (note 3)....................      (24,333)      (1,829)      (14,704)        (909)
  Annuity & death benefit payments.................     (283,787)     (11,713)     (179,582)      (1,924)
  Transfers to fixed & other subaccounts...........   (6,645,870)    (241,693)   (2,773,209)    (133,731)
                                                     -----------   ----------   -----------   ----------
       Net equity transactions.....................   20,327,080    8,283,475    12,323,521    3,906,591
                                                     -----------   ----------   -----------   ----------
          Net change in contract owners' equity....   25,127,647    9,035,203    13,869,939    4,325,534
Contract owners' equity:
  Beginning of period..............................    9,035,203            0     4,325,534            0
                                                     -----------   ----------   -----------   ----------
  End of period....................................  $34,162,850   $9,035,203   $18,195,473   $4,325,534
                                                     ===========   ==========   ===========   ==========
Change in units:
  Beginning units..................................      646,944            0       294,414            0
                                                     -----------   ----------   -----------   ----------
  Units purchased..................................    1,732,308      662,176       985,550      300,365
  Units redeemed...................................     (397,266)     (15,232)     (177,757)      (5,951)
                                                     -----------   ----------   -----------   ----------
  Ending units.....................................    1,981,986      646,944     1,102,207      294,414
                                                     ===========   ==========   ===========   ==========

---------------

(a) Period from May 1, 2003, date of commencement of operations
(b) Period from May 2, 2003, date of commencement of operations

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2004 AND 2003

                                                              VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS II
                                                              ----------------------------------------------------
                                                               CORE PLUS FIXED INCOME          US REAL ESTATE
                                                                     SUBACCOUNT                  SUBACCOUNT
                                                              -------------------------   ------------------------
                                                                 2004        2003 (B)        2004        2003 (A)
                                                              -----------   -----------   -----------   ----------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...................................  $    30,230   $    (6,029)  $     4,602   $   (5,676)
  Reinvested capital gains..................................        3,029         1,105       105,349            0
  Realized gain (loss)......................................        8,668       (23,082)       93,754        3,621
  Unrealized gain (loss)....................................       (1,646)       17,759     2,338,382      133,035
                                                              -----------   -----------   -----------   ----------
       Net increase (decrease) in contract owners' equity
        from operations.....................................       40,281       (10,247)    2,542,087      130,980
                                                              -----------   -----------   -----------   ----------
Equity transactions:
  Contract purchase payments (note 1).......................      525,836     1,535,018     4,476,718    1,025,389
  Transfers from fixed & other subaccounts..................    1,539,129       880,107     7,747,703      818,013
  Withdrawals & surrenders..................................      (38,475)      (11,658)     (132,672)      (6,749)
  Surrender charges (note 3)................................       (2,106)            0        (3,620)           0
  Annual contract fees (note 3).............................       (2,007)          (45)       (8,488)        (478)
  Annuity & death benefit payments..........................      (10,000)         (185)      (97,796)      (1,954)
  Transfers to fixed & other subaccounts....................   (1,230,361)   (1,286,953)   (1,949,664)     (67,548)
                                                              -----------   -----------   -----------   ----------
       Net equity transactions..............................      782,016     1,116,284    10,032,181    1,766,673
                                                              -----------   -----------   -----------   ----------
          Net change in contract owners' equity.............      822,297     1,106,037    12,574,268    1,897,653
Contract owners' equity:
  Beginning of period.......................................    1,106,037             0     1,897,653            0
                                                              -----------   -----------   -----------   ----------
  End of period.............................................  $ 1,928,334   $ 1,106,037   $14,471,921   $1,897,653
                                                              ===========   ===========   ===========   ==========
Change in units:
  Beginning units...........................................       96,069             0       148,459            0
                                                              -----------   -----------   -----------   ----------
  Units purchased...........................................       78,510       202,645       795,181      150,416
  Units redeemed............................................      (11,424)     (106,576)     (100,785)      (1,957)
                                                              -----------   -----------   -----------   ----------
  Ending units..............................................      163,155        96,069       842,855      148,459
                                                              ===========   ===========   ===========   ==========

---------------

(a) Period from May 1, 2003, date of commencement of operations
(b) Period from May 2, 2003, date of commencement of operations

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 2004

(1)BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Ohio National Variable Account A (the Account) is a separate account of The Ohio National Life Insurance Company (ONLIC) and all obligations arising under variable annuity contracts are general corporate obligations of ONLIC. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

   Assets of the Account are invested in portfolio shares of Ohio National Fund, Inc., Dow Target Variable Fund LLC, Fidelity Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund Service Class 2, Janus Aspen Series (Institutional and Service Shares), Salomon Brothers Variable Series Fund, Inc., Strong Variable Insurance Funds, Inc., Van Kampen Universal Institutional Funds, Inc. (Class I & II), Goldman Sachs Variable Insurance Trust, Lazard Retirement Series Inc., The Prudential Series Fund, Inc., UBS Series Trust, PBHG Insurance Series Fund, Inc., J. P. Morgan Series Trust II, Alliance Variable Series Product Fund, Inc., MFS Variable Insurance
   Trust -- Service Class, First American Insurance Portfolios, Inc. -- Class IB, PIMCO Variable Insurance Trust -- Administrative Shares, Calvert Variable Series, Inc., Royce Capital Fund, and Dreyfus Variable Investment
   Fund -- Service Class, (collectively the Funds). All the Funds, other than the Dow Target Variable Fund LLC, are diversified open-end management investment companies. The Dow Target Variable Fund LLC is a non-diversified open-end management investment company. The Funds' investments are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

   Annuity reserves for contracts that have been annuitized are computed according to the 2000 Annuity Table or the 1983 Individual Annuity Mortality Table (83a), depending on the year the contract annuitized. The assumed interest rate is 3.0 or 4.0 percent depending on the contract selected by the annuitant. Charges to annuity reserves for adverse mortality and expense risk experience are reimbursed to the Account by ONLIC. Such amounts are included in risk and administrative expenses.

   The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2004. Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

   Ohio National Investments, Inc. (ONI), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc. (ON Fund) and the Dow Target Variable Fund LLC (Dow Fund), in which the Account invests. For these services, ONI received fees from ON Fund and Dow Fund of approximately $10.4 million for the year ended December 31, 2004.

   For certain products, ONLIC credits an extra amount to the contract holder's contract each time a purchase payment is made. The extra credit equals 4% of each purchase payment. For the years ended December 31, 2004 and 2003, ONLIC paid into the Account approximately $1.7 million and $2.8 million, respectively, under this feature. The extra credits are recorded as a component of contract purchase payments.

   Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of ONLIC. The accompanying financial statements include only the contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for the fixed portions of their contracts. Transfers to the ONLIC fixed portion of annuity contracts from the Account totaled approximately $126.7 million for the year ended December 31, 2004. Transfers from the ONLIC fixed portion of annuity contracts to the Account totaled approximately $282.1 million for the year ended December 31, 2004.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Some of the underlying mutual funds have been established by investment advisors which manage publicly traded mutual funds, having similar names and investment objectives. While some of the underlying mutual funds may be similar to publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

   Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund may differ substantially.

   The Company offers deferred variable annuity contracts through the Account. The primary distribution for the contracts is through an affiliate, although other distributions are also utilized.

   A contract purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period contract purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or is a gain is realized by the contract owner during the free look period.

(2) FINANCIAL HIGHLIGHTS

   The following is a summary of accumulation units, value per unit, and fair value (fair value represents the portion of contract owners' equity for contracts in the accumulation period, and excludes the portion of contract owners' equity for annuity reserves for contracts in the payment period), as of December 31, and the expense ratios, total returns and investment income ratios for the periods then ended, for the respective subaccounts and products:

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
OHIO NATIONAL FUND, INC.:
EQUITY SUBACCOUNT
2004
  Combination...............................       12,256    $177.180659   $  2,171,529      1.0%       11.32%      0.05%
  Back Load.................................        5,271    $ 98.881397   $    521,180      1.1%       11.21%      0.04%
  Top I.....................................       61,451    $ 79.138232   $  4,863,084      1.1%       11.21%      0.04%
  Top Tradition.............................      693,379    $ 68.102644   $ 47,220,910      1.1%       11.21%      0.04%
  Top Plus..................................      406,952    $ 23.636618   $  9,618,976      0.9%       11.43%      0.04%
  Investar Vision & Top Spectrum............      137,163    $ 15.032687   $  2,061,925      1.4%       10.88%      0.04%
  Top Explorer..............................      518,844    $ 15.461335   $  8,022,019      1.3%       10.99%      0.05%
  Oncore & Firstar Oncore Flex..............      446,498    $ 11.297273   $  5,044,214      1.5%       10.77%      0.04%
  Oncore & Firstar Oncore Value.............    3,704,388    $ 11.672365   $ 43,238,964      0.9%       11.43%      0.05%
  Oncore & Firstar Oncore Premier...........    8,444,254    $ 11.358762   $ 95,916,295      1.4%       10.88%      0.05%
  Oncore & Firstar Oncore Xtra..............    8,022,590    $ 11.358762   $ 91,126,692      1.4%       10.88%      0.05%
  Oncore & Firstar Oncore Lite..............    3,393,994    $ 11.358762   $ 38,551,566      1.4%       10.88%      0.05%
                                              ------------                 ------------
                                               25,847,040                  $348,357,354
                                              ------------                 ------------
2003
  Combination...............................       12,825    $159.164373   $  2,041,273      1.0%       42.92%      0.18%
  Back Load.................................        5,999    $ 88.914984   $    533,442      1.1%       42.78%      0.18%
  Top I.....................................       68,121    $ 71.161763   $  4,847,631      1.1%       42.78%      0.19%
  Top Tradition.............................      780,609    $ 61.238468   $ 47,803,300      1.1%       42.78%      0.18%
  Top Plus..................................      468,185    $ 21.212109   $  9,931,191      0.9%       43.06%      0.18%
  Investar Vision & Top Spectrum............      142,254    $ 13.557748   $  1,928,641      1.4%       42.36%      0.18%
  Top Explorer..............................      496,092    $ 13.930542   $  6,910,827      1.3%       42.50%      0.18%
  Oncore & Firstar Oncore Flex..............      469,009    $ 10.198917   $  4,783,388      1.5%       42.22%      0.18%
  Oncore & Firstar Oncore Value.............    2,772,163    $ 10.475080   $ 29,038,630      0.9%       43.06%      0.18%
  Oncore & Firstar Oncore Premier...........    6,845,493    $ 10.244290   $ 70,127,202      1.4%       42.36%      0.18%
  Oncore & Firstar Oncore Xtra..............    6,964,372    $ 10.244290   $ 71,345,046      1.4%       42.36%      0.18%
  Oncore & Firstar Oncore Lite..............    2,284,880    $ 10.244290   $ 23,406,976      1.4%       42.36%      0.18%
                                              ------------                 ------------
                                               21,310,002                  $272,697,547
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
OHIO NATIONAL FUND, INC.:
  (CONTINUED)
EQUITY SUBACCOUNT (CONTINUED)
2002
  Combination......................       15,237    $111.365423   $  1,696,864      1.0%      -19.55%      0.36%
  Back Load........................        6,091    $ 62.274254   $    379,332      1.1%      -19.63%      0.35%
  Top I............................       82,392    $ 49.840260   $  4,106,433      1.1%      -19.63%      0.36%
  Top Tradition....................      847,700    $ 42.890194   $ 36,358,007      1.1%      -19.63%      0.36%
  Top Plus.........................      519,281    $ 14.827204   $  7,699,481      0.9%      -19.47%      0.36%
  Investar Vision & Top Spectrum...      158,025    $  9.523728   $  1,504,993      1.4%      -19.86%      0.35%
  Top Explorer.....................      454,784    $  9.775953   $  4,445,950      1.3%      -19.79%      0.36%
  Oncore & Firstar Oncore Flex.....      550,182    $  7.171343   $  3,945,546      1.5%      -19.94%      0.36%
  Oncore & Firstar Oncore Value....    2,332,617    $  7.322063   $ 17,079,568      0.9%      -19.47%      0.37%
  Oncore & Firstar Oncore
     Premier.......................    5,614,225    $  7.196170   $ 40,400,909      1.4%      -19.86%      0.37%
  Oncore & Firstar Oncore Xtra.....    5,186,993    $  7.196170   $ 37,326,486      1.4%      -19.86%      0.37%
  Oncore & Firstar Oncore Lite.....    1,598,962    $  7.196170   $ 11,506,403      1.4%      -19.86%      0.37%
                                     ------------                 ------------
                                      17,366,489                  $166,449,972
                                     ------------                 ------------
2001
  Combination......................       17,324    $138.422362   $  2,398,046      1.0%       -9.34%      0.29%
  Back Load........................        7,488    $ 77.480966   $    580,167      1.1%       -9.43%      0.29%
  Top I............................       92,024    $ 62.010721   $  5,706,477      1.1%       -9.43%      0.29%
  Top Tradition....................      987,197    $ 53.363524   $ 52,680,295      1.1%       -9.43%      0.29%
  Top Plus.........................      605,052    $ 18.411312   $ 11,139,794      0.9%       -9.25%      0.29%
  Investar Vision & Top Spectrum...      226,355    $ 11.884581   $  2,690,139      1.4%       -9.70%      0.29%
  Top Explorer.....................      542,718    $ 12.187242   $  6,614,232      1.3%       -9.61%      0.29%
  Oncore & Firstar Oncore Flex.....      578,730    $  8.957888   $  5,184,196      1.5%       -9.79%      0.29%
  Oncore & Firstar Oncore Value....    2,343,298    $  9.091985   $ 21,305,232      0.9%       -9.25%      0.29%
  Oncore & Firstar Oncore
     Premier.......................    5,582,578    $  8.980038   $ 50,131,758      1.4%       -9.70%      0.29%
  Oncore & Firstar Oncore Xtra.....    4,944,037    $  8.980038   $ 44,397,644      1.4%       -9.70%      0.29%
  Oncore & Firstar Oncore Lite.....      993,611    $  8.980038   $  8,922,671      1.4%       -8.18%      0.29%      4/17/01
                                     ------------                 ------------
                                      16,920,412                  $211,750,651
                                     ------------                 ------------
2000
  Combination......................       19,924    $152.689885   $  3,042,183      1.0%       -7.57%      0.29%
  Back Load........................        7,817    $ 85.552347   $    668,740      1.1%       -7.66%      0.28%
  Top I............................      102,519    $ 68.470540   $  7,019,557      1.1%       -7.66%      0.29%
  Top Tradition....................    1,047,847    $ 58.922536   $ 61,741,809      1.1%       -7.66%      0.29%
  Top Plus.........................      637,164    $ 20.288788   $ 12,927,286      0.9%       -7.48%      0.30%
  Investar Vision & Top Spectrum...      233,589    $ 13.161883   $  3,074,465      1.4%       -7.93%      0.30%
  Top Explorer.....................      500,620    $ 13.483653   $  6,750,183      1.3%       -7.84%      0.30%
  Oncore & Firstar Oncore Flex.....      513,241    $  9.930499   $  5,096,737      1.5%       -8.02%      0.33%
  Oncore & Firstar Oncore Value....    1,874,476    $ 10.019129   $ 18,780,618      0.9%       -7.48%      0.34%
  Oncore & Firstar Oncore
     Premier.......................    4,198,600    $  9.945176   $ 41,755,823      1.4%       -7.93%      0.34%
  Oncore & Firstar Oncore Xtra.....    2,676,002    $  9.945176   $ 26,613,310      1.4%       -7.93%      0.34%
                                     ------------                 ------------
                                      11,811,799                  $187,470,711
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
OHIO NATIONAL FUND, INC.: (CONTINUED)
MONEY MARKET SUBACCOUNT
2004
  VIA.......................................        1,875    $ 31.379976   $     58,836      1.3%       -0.29%      0.97%
  Top I.....................................        7,798    $ 23.777267   $    185,422      1.3%       -0.29%      0.95%
  Top Tradition.............................      122,529    $ 21.397075   $  2,621,757      1.1%       -0.09%      0.91%
  Top Plus..................................       35,635    $ 13.965057   $    497,650      0.9%        0.11%      0.86%
  Investar Vision & Top Spectrum............      253,390    $ 11.878886   $  3,009,994      1.4%       -0.39%      1.60%
  Top Explorer..............................      148,305    $ 11.860446   $  1,758,962      1.3%       -0.29%      0.97%
  Oncore & Firstar Oncore Flex..............       71,225    $ 11.211700   $    798,555      1.5%       -0.49%      0.89%
  Oncore & Firstar Oncore Value.............      718,003    $ 11.664280   $  8,374,993      0.9%        0.11%      1.08%
  Oncore & Firstar Oncore Premier...........    2,431,771    $ 11.285650   $ 27,444,115      1.4%       -0.39%      1.04%
  Oncore & Firstar Oncore Xtra..............    2,865,034    $ 11.285650   $ 32,333,767      1.4%       -0.39%      1.04%
  Oncore & Firstar Oncore Lite..............    1,754,461    $ 11.285650   $ 19,800,230      1.4%       -0.39%      1.04%
                                              ------------                 ------------
                                                8,410,026                  $ 96,884,281
                                              ------------                 ------------
2003
  VIA.......................................        2,093    $ 31.471062   $     65,859      1.3%       -0.55%      0.74%
  Top I.....................................        9,193    $ 23.846280   $    219,207      1.3%       -0.55%      0.74%
  Top Tradition.............................      198,840    $ 21.416684   $  4,258,499      1.1%       -0.36%      0.75%
  Top Plus..................................       98,745    $ 13.950124   $  1,377,509      0.9%       -0.16%      0.73%
  Investar Vision & Top Spectrum............       29,942    $ 11.925179   $    357,061      1.4%       -0.65%      0.74%
  Top Explorer..............................      221,969    $ 11.894875   $  2,640,290      1.3%       -0.55%      0.71%
  Oncore & Firstar Oncore Flex..............      141,448    $ 11.266515   $  1,593,627      1.5%       -0.75%      0.79%
  Oncore & Firstar Oncore Value.............      483,179    $ 11.651817   $  5,629,909      0.9%       -0.16%      0.74%
  Oncore & Firstar Oncore Premier...........    1,777,705    $ 11.329626   $ 20,140,737      1.4%       -0.65%      0.74%
  Oncore & Firstar Oncore Xtra..............    2,850,081    $ 11.329626   $ 32,290,352      1.4%       -0.65%      0.74%
  Oncore & Firstar Oncore Lite..............    1,776,895    $ 11.329626   $ 20,131,560      1.4%       -0.65%      0.74%
                                              ------------                 ------------
                                                7,590,090                  $ 88,704,610
                                              ------------                 ------------
2002
  VIA.......................................        5,024    $ 31.645984   $    158,987      1.3%        0.09%      1.39%
  Top I.....................................        9,936    $ 23.978825   $    238,259      1.3%        0.09%      1.42%
  Top Tradition.............................      244,915    $ 21.493179   $  5,264,001      1.1%        0.28%      1.40%
  Top Plus..................................      130,479    $ 13.972279   $  1,823,094      0.9%        0.48%      1.41%
  Investar Vision & Top Spectrum............       49,201    $ 12.003323   $    590,578      1.4%       -0.01%      1.41%
  Top Explorer..............................      724,890    $ 11.960997   $  8,670,409      1.3%        0.09%      1.41%
  Oncore & Firstar Oncore Flex..............      737,004    $ 11.351522   $  8,366,119      1.5%       -0.11%      1.35%
  Oncore & Firstar Oncore Value.............      787,110    $ 11.670305   $  9,185,812      0.9%        0.48%      1.41%
  Oncore & Firstar Oncore Premier...........    2,430,581    $ 11.403858   $ 27,717,986      1.4%       -0.01%      1.41%
  Oncore & Firstar Oncore Xtra..............    3,967,690    $ 11.403858   $ 45,246,974      1.4%       -0.01%      1.41%
  Oncore & Firstar Oncore Lite..............    1,232,114    $ 11.403858   $ 14,050,853      1.4%       -0.01%      1.41%
                                              ------------                 ------------
                                               10,318,944                  $121,313,072
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
OHIO NATIONAL FUND, INC.:
  (CONTINUED)
MONEY MARKET SUBACCOUNT (CONTINUED)
2001
  VIA..............................        5,646    $ 31.618739   $    178,519      1.3%        2.46%      3.90%
  Top I............................       16,138    $ 23.958179   $    386,630      1.3%        2.46%      3.66%
  Top Tradition....................      238,064    $ 21.432248   $  5,102,243      1.1%        2.67%      3.55%
  Top Plus.........................      135,493    $ 13.905126   $  1,884,051      0.9%        2.87%      3.59%
  Investar Vision & Top Spectrum...       70,835    $ 12.004844   $    850,366      1.4%        2.36%      3.64%
  Top Explorer.....................      782,097    $ 11.950712   $  9,346,618      1.3%        2.46%      3.34%
  Oncore & Firstar Oncore Flex.....    2,979,971    $ 11.363815   $ 33,863,838      1.5%        2.26%      3.23%
  Oncore & Firstar Oncore Value....      726,435    $ 11.614214   $  8,436,973      0.9%        2.87%      3.61%
  Oncore & Firstar Oncore
     Premier.......................    2,239,859    $ 11.405310   $ 25,546,283      1.4%        2.36%      3.40%
  Oncore & Firstar Oncore Xtra.....    2,560,944    $ 11.405310   $ 29,208,362      1.4%        2.36%      3.40%
  Oncore & Firstar Oncore Lite.....      212,331    $ 11.405310   $  2,421,697      1.4%        1.20%      3.40%      4/17/01
                                     ------------                 ------------
                                       9,967,813                  $117,225,580
                                     ------------                 ------------
2000
  VIA..............................       13,178    $ 30.858557   $    406,656      1.3%        4.98%      6.42%
  Top I............................       15,579    $ 23.382169   $    364,282      1.3%        4.98%      6.37%
  Top Tradition....................      144,673    $ 20.875434   $  3,020,121      1.1%        5.19%      6.14%
  Top Plus.........................       99,266    $ 13.516943   $  1,341,772      0.9%        5.39%      6.19%
  Investar Vision & Top Spectrum...       44,225    $ 11.727869   $    518,659      1.4%        4.88%      6.02%
  Top Explorer.....................      344,659    $ 11.663389   $  4,019,888      1.3%        4.98%      6.22%
  Oncore & Firstar Oncore Flex.....    1,121,411    $ 11.112957   $ 12,462,194      1.5%        4.77%      6.37%
  Oncore & Firstar Oncore Value....      515,726    $ 11.289986   $  5,822,534      0.9%        5.39%      6.51%
  Oncore & Firstar Oncore
     Premier.......................    1,208,483    $ 11.142165   $ 13,465,117      1.4%        4.88%      6.61%
  Oncore & Firstar Oncore Xtra.....      335,458    $ 11.142165   $  3,737,731      1.4%        4.88%      6.61%
                                     ------------                 ------------
                                       3,842,658                  $ 45,158,954
                                     ------------                 ------------
BOND SUBACCOUNT
2004
  Top I............................        6,923    $ 42.909437   $    297,074      1.1%        4.73%      0.00%
  Top Tradition....................       91,364    $ 38.808413   $  3,545,686      1.1%        4.73%      0.00%
  Top Plus.........................       88,151    $ 17.961382   $  1,583,322      0.9%        4.94%      0.00%
  Investar Vision & Top Spectrum...       62,994    $ 15.111299   $    951,914      1.4%        4.42%      0.00%
  Top Explorer.....................      127,643    $ 15.281586   $  1,950,589      1.3%        4.53%      0.00%
  Oncore & Firstar Oncore Flex.....       59,475    $ 13.698981   $    814,740      1.5%        4.32%      0.00%
  Oncore & Firstar Oncore Value....      604,979    $ 14.251932   $  8,622,115      0.9%        4.94%      0.00%
  Oncore & Firstar Oncore
     Premier.......................    1,912,728    $ 13.789373   $ 26,375,328      1.4%        4.42%      0.00%
  Oncore & Firstar Oncore Xtra.....    2,045,598    $ 13.789373   $ 28,207,517      1.4%        4.42%      0.00%
  Oncore & Firstar Oncore Lite.....    1,034,178    $ 13.789373   $ 14,260,665      1.4%        4.42%      0.00%
                                     ------------                 ------------
                                       6,034,033                  $ 86,608,950
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
OHIO NATIONAL FUND, INC.:
  (CONTINUED)
BOND SUBACCOUNT (CONTINUED)
2003
  Top I............................        7,320    $ 40.970435   $    299,892      1.1%        9.26%      5.52%
  Top Tradition....................      109,687    $ 37.054730   $  4,064,420      1.1%        9.26%      5.58%
  Top Plus.........................      111,289    $ 17.115732   $  1,904,795      0.9%        9.48%      5.70%
  Investar Vision & Top Spectrum...       74,590    $ 14.471405   $  1,079,421      1.4%        8.94%      5.63%
  Top Explorer.....................      146,536    $ 14.619995   $  2,142,363      1.3%        9.04%      5.55%
  Oncore & Firstar Oncore Flex.....       80,510    $ 13.131854   $  1,057,250      1.5%        8.83%      5.33%
  Oncore & Firstar Oncore Value....      328,037    $ 13.580929   $  4,455,051      0.9%        9.48%      5.69%
  Oncore & Firstar Oncore
     Premier.......................    1,393,108    $ 13.205450   $ 18,396,617      1.4%        8.94%      5.73%
  Oncore & Firstar Oncore Xtra.....    1,697,203    $ 13.205450   $ 22,412,327      1.4%        8.94%      5.73%
  Oncore & Firstar Oncore Lite.....      370,329    $ 13.205450   $  4,890,355      1.4%        8.94%      5.73%
                                     ------------                 ------------
                                       4,318,609                  $ 60,702,491
                                     ------------                 ------------
2002
  Top I............................        7,642    $ 37.498443   $    286,572      1.1%        7.47%      6.31%
  Top Tradition....................      134,726    $ 33.914567   $  4,569,173      1.1%        7.47%      6.08%
  Top Plus.........................      107,791    $ 15.634301   $  1,685,240      0.9%        7.69%      5.94%
  Investar Vision & Top Spectrum...       81,359    $ 13.284382   $  1,080,797      1.4%        7.16%      6.07%
  Top Explorer.....................      188,034    $ 13.407531   $  2,521,067      1.3%        7.26%      6.06%
  Oncore & Firstar Oncore Flex.....      115,317    $ 12.066589   $  1,391,487      1.5%        7.05%      5.95%
  Oncore & Firstar Oncore Value....      304,941    $ 12.405457   $  3,782,932      0.9%        7.69%      6.36%
  Oncore & Firstar Oncore
     Premier.......................    1,312,628    $ 12.122261   $ 15,912,021      1.4%        7.16%      6.52%
  Oncore & Firstar Oncore Xtra.....    1,798,295    $ 12.122261   $ 21,799,403      1.4%        7.16%      6.52%
  Oncore & Firstar Oncore Lite.....      260,014    $ 12.122261   $  3,151,954      1.4%        7.16%      6.52%
                                     ------------                 ------------
                                       4,310,747                  $ 56,180,646
                                     ------------                 ------------
2001
  Top I............................        8,407    $ 34.890873   $    293,341      1.1%        7.23%      6.01%
  Top Tradition....................      118,879    $ 31.556212   $  3,751,372      1.1%        7.23%      6.42%
  Top Plus.........................      129,082    $ 14.518370   $  1,874,054      0.9%        7.45%      6.52%
  Investar Vision & Top Spectrum...       69,466    $ 12.397321   $    861,188      1.4%        6.92%      6.11%
  Top Explorer.....................      163,050    $ 12.499894   $  2,038,111      1.3%        7.02%      6.09%
  Oncore & Firstar Oncore Flex.....      116,131    $ 11.271953   $  1,309,027      1.5%        6.81%      6.24%
  Oncore & Firstar Oncore Value....      147,427    $ 11.519987   $  1,698,353      0.9%        7.45%      6.70%
  Oncore & Firstar Oncore
     Premier.......................      786,392    $ 11.312805   $  8,896,299      1.4%        6.92%      6.97%
  Oncore & Firstar Oncore Xtra.....      897,927    $ 11.312805   $ 10,158,075      1.4%        6.92%      6.97%
  Oncore & Firstar Oncore Lite.....       46,771    $ 11.312805   $    529,115      1.4%        4.58%      6.97%      4/17/01
                                     ------------                 ------------
                                       2,483,532                  $ 31,408,935
                                     ------------                 ------------
2000
  Top I............................        8,138    $ 32.536855   $    264,771      1.1%        4.71%      6.04%
  Top Tradition....................       91,351    $ 29.427188   $  2,688,202      1.1%        4.71%      6.57%
  Top Plus.........................      107,769    $ 13.511940   $  1,456,172      0.9%        4.92%      6.48%
  Investar Vision & Top Spectrum...       77,334    $ 11.595417   $    896,720      1.4%        4.40%      6.63%
  Top Explorer.....................      144,413    $ 11.679740   $  1,686,702      1.3%        4.50%      6.60%
  Oncore & Firstar Oncore Flex.....       26,511    $ 10.553283   $    279,778      1.5%        4.30%      7.81%
  Oncore & Firstar Oncore Value....       62,018    $ 10.721414   $    664,925      0.9%        4.92%      7.27%
  Oncore & Firstar Oncore
     Premier.......................      386,304    $ 10.581043   $  4,087,503      1.4%        4.40%      7.56%
  Oncore & Firstar Oncore Xtra.....      115,487    $ 10.581043   $  1,221,972      1.4%        4.40%      7.56%
                                     ------------                 ------------
                                       1,019,325                  $ 13,246,745
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
OHIO NATIONAL FUND, INC.:
  (CONTINUED)
OMNI SUBACCOUNT
2004
  Top I............................       31,922    $ 32.717333   $  1,044,410      1.1%        5.95%      1.31%
  Top Tradition....................      444,510    $ 32.642511   $ 14,509,935      1.1%        5.95%      1.32%
  Top Plus.........................      170,747    $ 13.779581   $  2,352,818      0.9%        6.16%      1.22%
  Investar Vision & Top Spectrum...       89,833    $  9.472492   $    850,938      1.4%        5.63%      1.22%
  Top Explorer.....................      260,177    $  9.635338   $  2,506,894      1.3%        5.74%      1.28%
  Oncore & Firstar Oncore Flex.....        7,425    $  7.376007   $     54,770      1.5%        5.53%      1.48%
  Oncore & Firstar Oncore Value....      249,892    $  7.673885   $  1,917,644      0.9%        6.16%      2.62%
  Oncore & Firstar Oncore
     Premier.......................      572,873    $  7.424696   $  4,253,407      1.4%        5.63%      2.70%
  Oncore & Firstar Oncore Xtra.....      509,906    $  7.424696   $  3,785,896      1.4%        5.63%      2.70%
  Oncore & Firstar Oncore Lite.....      370,533    $  7.424696   $  2,751,094      1.4%        5.63%      2.70%
                                     ------------                 ------------
                                       2,707,818                  $ 34,027,806
                                     ------------                 ------------
2003
  Top I............................       35,929    $ 30.880633   $  1,109,522      1.1%       24.83%      1.75%
  Top Tradition....................      517,789    $ 30.810015   $ 15,953,075      1.1%       24.83%      1.76%
  Top Plus.........................      222,441    $ 12.980233   $  2,887,331      0.9%       25.07%      1.76%
  Investar Vision & Top Spectrum...      114,672    $  8.967345   $  1,028,305      1.4%       24.46%      1.77%
  Top Explorer.....................      314,477    $  9.112481   $  2,865,666      1.3%       24.58%      1.77%
  Oncore & Firstar Oncore Flex.....        6,976    $  6.989558   $     48,762      1.5%       24.33%      1.76%
  Oncore & Firstar Oncore Value....       91,379    $  7.228729   $    660,552      0.9%       25.07%      1.81%
  Oncore & Firstar Oncore
     Premier.......................      327,302    $  7.028751   $  2,300,520      1.4%       24.46%      1.81%
  Oncore & Firstar Oncore Xtra.....      202,611    $  7.028751   $  1,424,102      1.4%       24.46%      1.81%
  Oncore & Firstar Oncore Lite.....        4,823    $  7.028751   $     33,902      1.4%       24.46%      1.81%
                                     ------------                 ------------
                                       1,838,399                  $ 28,311,737
                                     ------------                 ------------
2002
  Top I............................       44,935    $ 24.739011   $  1,111,651      1.1%      -23.62%      1.88%
  Top Tradition....................      594,964    $ 24.682445   $ 14,685,169      1.1%      -23.62%      1.87%
  Top Plus.........................      270,802    $ 10.378160   $  2,810,424      0.9%      -23.46%      1.83%
  Investar Vision & Top Spectrum...      121,552    $  7.205209   $    875,810      1.4%      -23.84%      1.81%
  Top Explorer.....................      353,453    $  7.314604   $  2,585,367      1.3%      -23.77%      1.85%
  Oncore & Firstar Oncore Flex.....        7,412    $  5.621597   $     41,666      1.5%      -23.92%      1.85%
  Oncore & Firstar Oncore Value....       74,721    $  5.779630   $    431,862      0.9%      -23.46%      1.87%
  Oncore & Firstar Oncore
     Premier.......................      260,319    $  5.647558   $  1,470,161      1.4%      -23.84%      1.94%
  Oncore & Firstar Oncore Xtra.....      196,176    $  5.647558   $  1,107,916      1.4%      -23.84%      1.94%
  Oncore & Firstar Oncore Lite.....        4,063    $  5.647558   $     22,948      1.4%      -23.84%      1.94%
                                     ------------                 ------------
                                       1,928,397                  $ 25,142,974
                                     ------------                 ------------
2001
  Top I............................       55,327    $ 32.387407   $  1,791,903      1.1%      -14.02%      1.80%
  Top Tradition....................      716,682    $ 32.313336   $ 23,158,398      1.1%      -14.02%      1.81%
  Top Plus.........................      379,923    $ 13.559807   $  5,151,686      0.9%      -13.84%      1.79%
  Investar Vision & Top Spectrum...      179,388    $  9.460866   $  1,697,165      1.4%      -14.27%      1.81%
  Top Explorer.....................      476,238    $  9.595001   $  4,569,510      1.3%      -14.19%      1.83%
  Oncore & Firstar Oncore Flex.....        8,533    $  7.388778   $     63,048      1.5%      -14.36%      2.17%
  Oncore & Firstar Oncore Value....       91,519    $  7.551492   $    691,101      0.9%      -13.84%      1.92%
  Oncore & Firstar Oncore
     Premier.......................      253,526    $  7.415572   $  1,880,037      1.4%      -14.27%      1.92%
  Oncore & Firstar Oncore Xtra.....      202,433    $  7.415572   $  1,501,155      1.4%      -14.27%      1.92%
  Oncore & Firstar Oncore Lite.....        2,754    $  7.415572   $     20,422      1.4%       -3.69%      1.92%      4/17/01
                                     ------------                 ------------
                                       2,366,323                  $ 40,524,425
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
OHIO NATIONAL FUND, INC.: (CONTINUED)
OMNI SUBACCOUNT (CONTINUED)
2000
  Top I.....................................       76,394    $ 37.666763   $  2,877,530      1.1%      -15.78%      1.14%
  Top Tradition.............................      866,823    $ 37.580616   $ 32,575,755      1.1%      -15.78%      1.16%
  Top Plus..................................      492,010    $ 15.738754   $  7,743,623      0.9%      -15.61%      1.15%
  Investar Vision & Top Spectrum............      218,168    $ 11.035954   $  2,407,696      1.4%      -16.02%      1.17%
  Top Explorer..............................      551,143    $ 11.181291   $  6,162,492      1.3%      -15.94%      1.17%
  Oncore & Firstar Oncore Flex..............        4,238    $  8.627458   $     36,563      1.5%      -16.11%      0.95%
  Oncore & Firstar Oncore Value.............       99,309    $  8.764939   $    870,434      0.9%      -15.61%      1.28%
  Oncore & Firstar Oncore Premier...........      262,077    $  8.650154   $  2,267,007      1.4%      -16.02%      1.31%
  Oncore & Firstar Oncore Xtra..............      138,561    $  8.650154   $  1,198,571      1.4%      -16.02%      1.31%
                                              ------------                 ------------
                                                2,708,723                  $ 56,139,671
                                              ------------                 ------------
INTERNATIONAL SUBACCOUNT
2004
  Top I.....................................       30,030    $ 17.643397   $    529,833      1.1%       11.74%      0.00%
  Top Tradition.............................      706,998    $ 17.643397   $ 12,473,845      1.1%       11.74%      0.00%
  Top Plus..................................      167,103    $ 15.749854   $  2,631,855      0.9%       11.96%      0.00%
  Investar Vision & Top Spectrum............       44,121    $ 10.394495   $    458,611      1.4%       11.41%      0.00%
  Top Explorer..............................      183,083    $ 10.212099   $  1,869,657      1.3%       11.52%      0.00%
  Oncore & Firstar Oncore Flex..............       29,221    $  9.319260   $    272,319      1.5%       11.30%      0.00%
  Oncore & Firstar Oncore Value.............    1,017,534    $  9.695624   $  9,865,629      0.9%       11.96%      0.00%
  Oncore & Firstar Oncore Premier...........    1,960,786    $  9.380801   $ 18,393,746      1.4%       11.41%      0.00%
  Oncore & Firstar Oncore Xtra..............    1,843,156    $  9.380801   $ 17,290,282      1.4%       11.41%      0.00%
  Oncore & Firstar Oncore Lite..............    1,858,646    $  9.380801   $ 17,435,587      1.4%       11.41%      0.00%
                                              ------------                 ------------
                                                7,840,678                  $ 81,221,364
                                              ------------                 ------------
2003
  Top I.....................................       33,316    $ 15.789447   $    526,034      1.1%       31.15%      0.47%
  Top Tradition.............................      823,762    $ 15.789447   $ 13,006,739      1.1%       31.15%      0.46%
  Top Plus..................................      208,100    $ 14.066942   $  2,927,330      0.9%       31.41%      0.46%
  Investar Vision & Top Spectrum............       50,496    $  9.329934   $    471,123      1.4%       30.76%      0.47%
  Top Explorer..............................      179,729    $  9.157148   $  1,645,807      1.3%       30.89%      0.47%
  Oncore & Firstar Oncore Flex..............       12,078    $  8.373086   $    101,127      1.5%       30.64%      1.62%
  Oncore & Firstar Oncore Value.............      322,930    $  8.659624   $  2,796,456      0.9%       31.41%      0.41%
  Oncore & Firstar Oncore Premier...........      468,878    $  8.420052   $  3,947,979      1.4%       30.76%      0.47%
  Oncore & Firstar Oncore Xtra..............      496,700    $  8.420052   $  4,182,239      1.4%       30.76%      0.47%
  Oncore & Firstar Oncore Lite..............      232,432    $  8.420052   $  1,957,092      1.4%       30.76%      0.47%
                                              ------------                 ------------
                                                2,828,421                  $ 31,561,926
                                              ------------                 ------------
2002
  Top I.....................................       37,403    $ 12.039008   $    450,297      1.1%      -21.51%      0.26%
  Top Tradition.............................      933,614    $ 12.039008   $ 11,239,782      1.1%      -21.51%      0.26%
  Top Plus..................................      257,163    $ 10.704470   $  2,752,790      0.9%      -21.36%      0.25%
  Investar Vision & Top Spectrum............       50,787    $  7.134928   $    362,364      1.4%      -21.75%      0.26%
  Top Explorer..............................      201,956    $  6.995874   $  1,412,860      1.3%      -21.67%      0.26%
  Oncore & Firstar Oncore Flex..............       14,067    $  6.409494   $     90,162      1.5%      -21.82%      0.03%
  Oncore & Firstar Oncore Value.............       84,460    $  6.589677   $    556,566      0.9%      -21.36%      0.27%
  Oncore & Firstar Oncore Premier...........      178,571    $  6.439106   $  1,149,846      1.4%      -21.75%      0.20%
  Oncore & Firstar Oncore Xtra..............      153,208    $  6.439106   $    986,519      1.4%      -21.75%      0.20%
  Oncore & Firstar Oncore Lite..............       17,662    $  6.439106   $    113,724      1.4%      -21.75%      0.20%
                                              ------------                 ------------
                                                1,928,891                  $ 19,114,910
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
OHIO NATIONAL FUND, INC.: (CONTINUED)
INTERNATIONAL SUBACCOUNT (CONTINUED)
2001
  Top I............................       41,535    $ 15.338791   $    637,098      1.1%      -30.33%      0.00%
  Top Tradition....................    1,077,389    $ 15.338791   $ 16,525,840      1.1%      -30.33%      0.00%
  Top Plus.........................      336,597    $ 13.611451   $  4,581,579      0.9%      -30.19%      0.00%
  Investar Vision & Top Spectrum...       65,664    $  9.117591   $    598,699      1.4%      -30.54%      0.00%
  Top Explorer.....................      246,419    $  8.931051   $  2,200,779      1.3%      -30.47%      0.00%
  Oncore & Firstar Oncore Flex.....      423,863    $  8.198667   $  3,475,109      1.5%      -30.61%      0.00%
  Oncore & Firstar Oncore Value....       71,854    $  8.379223   $    602,082      0.9%      -30.19%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      140,861    $  8.228415   $  1,159,061      1.4%      -30.54%      0.00%
  Oncore & Firstar Oncore Xtra.....      538,177    $  8.228415   $  4,428,347      1.4%      -30.54%      0.00%
  Oncore Lite......................        5,154    $  8.228415   $     42,406      1.4%      -17.65%      0.00%      4/17/01
                                     ------------                 ------------
                                       2,947,513                  $ 34,251,000
                                     ------------                 ------------
2000
  Top I............................       45,077    $ 22.017499   $    992,485      1.1%      -23.04%      0.00%
  Top Tradition....................    1,190,355    $ 22.017499   $ 26,208,645      1.1%      -23.04%      0.00%
  Top Plus.........................      405,646    $ 19.499102   $  7,909,732      0.9%      -22.89%      0.00%
  Investar Vision & Top Spectrum...       81,618    $ 13.126716   $  1,071,372      1.4%      -23.27%      0.00%
  Top Explorer.....................      272,567    $ 12.845344   $  3,501,217      1.3%      -23.19%      0.00%
  Oncore & Firstar Oncore Flex.....       11,974    $ 11.815474   $    141,475      1.5%      -23.35%      0.00%
  Oncore & Firstar Oncore Value....       66,134    $ 12.003669   $    793,853      0.9%      -22.89%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      119,097    $ 11.846556   $  1,410,888      1.4%      -23.27%      0.00%
  Oncore & Firstar Oncore Xtra.....       58,458    $ 11.846556   $    692,531      1.4%      -23.27%      0.00%
                                     ------------                 ------------
                                       2,250,926                  $ 42,722,198
                                     ------------                 ------------
CAPITAL APPRECIATION SUBACCOUNT
2004
  Top I............................        9,412    $ 26.401629   $    248,485      1.1%       11.27%      0.37%
  Top Tradition....................      352,542    $ 26.401629   $  9,307,696      1.1%       11.27%      0.36%
  Top Plus.........................      178,030    $ 29.845326   $  5,313,371      0.9%       11.49%      0.36%
  Investar Vision & Top Spectrum...       65,541    $ 19.815804   $  1,298,741      1.4%       10.94%      0.34%
  Top Explorer.....................      245,754    $ 20.017664   $  4,919,414      1.3%       11.05%      0.38%
  Oncore & Firstar Oncore Flex.....       61,316    $ 16.311173   $  1,000,134      1.5%       10.83%      0.35%
  Oncore & Firstar Oncore Value....      390,386    $ 16.969627   $  6,624,712      0.9%       11.49%      0.50%
  Oncore & Firstar Oncore
     Premier.......................    1,135,299    $ 16.418770   $ 18,640,209      1.4%       10.94%      0.48%
  Oncore & Firstar Oncore Xtra.....    1,102,890    $ 16.418770   $ 18,108,091      1.4%       10.94%      0.48%
  Oncore & Firstar Oncore Lite.....      494,374    $ 16.418770   $  8,117,015      1.4%       10.94%      0.48%
                                     ------------                 ------------
                                       4,035,544                  $ 73,577,868
                                     ------------                 ------------
2003
  Top I............................       10,658    $ 23.726799   $    252,889      1.1%       30.10%      0.25%
  Top Tradition....................      418,784    $ 23.726799   $  9,936,415      1.1%       30.10%      0.26%
  Top Plus.........................      202,810    $ 26.768431   $  5,428,904      0.9%       30.35%      0.25%
  Investar Vision & Top Spectrum...       81,920    $ 17.861213   $  1,463,185      1.4%       29.71%      0.25%
  Top Explorer.....................      258,031    $ 18.025307   $  4,651,085      1.3%       29.84%      0.25%
  Oncore & Firstar Oncore Flex.....       73,347    $ 14.716804   $  1,079,431      1.5%       29.58%      0.25%
  Oncore & Firstar Oncore Value....      271,812    $ 15.220145   $  4,137,025      0.9%       30.35%      0.26%
  Oncore & Firstar Oncore
     Premier.......................      944,419    $ 14.799258   $ 13,976,687      1.4%       29.71%      0.26%
  Oncore & Firstar Oncore Xtra.....      872,974    $ 14.799258   $ 12,919,371      1.4%       29.71%      0.26%
  Oncore & Firstar Oncore Lite.....      198,357    $ 14.799258   $  2,935,537      1.4%       29.71%      0.26%
                                     ------------                 ------------
                                       3,333,112                  $ 56,780,529
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
OHIO NATIONAL FUND, INC.:
  (CONTINUED)
CAPITAL APPRECIATION SUBACCOUNT (CONTINUED)
2002
  Top I............................       14,507    $ 18.237893   $    264,570      1.1%      -21.02%      0.19%
  Top Tradition....................      468,721    $ 18.237893   $  8,548,492      1.1%      -21.02%      0.21%
  Top Plus.........................      231,188    $ 20.535249   $  4,747,498      0.9%      -20.86%      0.21%
  Investar Vision & Top Spectrum...       92,584    $ 13.769972   $  1,274,873      1.4%      -21.25%      0.21%
  Top Explorer.....................      292,382    $ 13.882772   $  4,059,076      1.3%      -21.18%      0.21%
  Oncore & Firstar Oncore Flex.....      101,635    $ 11.356986   $  1,154,270      1.5%      -21.33%      0.20%
  Oncore & Firstar Oncore Value....      287,639    $ 11.676046   $  3,358,483      0.9%      -20.86%      0.21%
  Oncore & Firstar Oncore
     Premier.......................      951,564    $ 11.409383   $ 10,856,753      1.4%      -21.25%      0.21%
  Oncore & Firstar Oncore Xtra.....      853,498    $ 11.409383   $  9,737,887      1.4%      -21.25%      0.21%
  Oncore & Firstar Oncore Lite.....      138,520    $ 11.409383   $  1,580,431      1.4%      -21.25%      0.21%
                                     ------------                 ------------
                                       3,432,238                  $ 45,582,333
                                     ------------                 ------------
2001
  Top I............................       15,753    $ 23.091636   $    363,754      1.1%        8.50%      0.50%
  Top Tradition....................      506,990    $ 23.091636   $ 11,707,217      1.1%        8.50%      0.50%
  Top Plus.........................      269,879    $ 25.948909   $  7,003,065      0.9%        8.72%      0.49%
  Investar Vision & Top Spectrum...      123,301    $ 17.486540   $  2,156,108      1.4%        8.18%      0.49%
  Top Explorer.....................      330,320    $ 17.612333   $  5,817,699      1.3%        8.29%      0.49%
  Oncore & Firstar Oncore Flex.....       85,646    $ 14.436518   $  1,236,433      1.5%        8.07%      0.51%
  Oncore & Firstar Oncore Value....      247,596    $ 14.754171   $  3,653,074      0.9%        8.72%      0.50%
  Oncore & Firstar Oncore
     Premier.......................      734,536    $ 14.488811   $ 10,642,579      1.4%        8.18%      0.51%
  Oncore & Firstar Oncore Xtra.....      572,224    $ 14.488811   $  8,290,839      1.4%        8.18%      0.51%
  Oncore & Firstar Oncore Lite.....       35,450    $ 14.488811   $    513,622      1.4%        6.43%      0.51%      4/17/01
                                     ------------                 ------------
                                       2,921,695                  $ 51,384,390
                                     ------------                 ------------
2000
  Top I............................       13,446    $ 21.281994   $    286,149      1.1%       30.07%      0.56%
  Top Tradition....................      438,550    $ 21.281994   $  9,333,219      1.1%       30.07%      0.64%
  Top Plus.........................      281,873    $ 23.867775   $  6,727,677      0.9%       30.33%      0.63%
  Investar Vision & Top Spectrum...      135,916    $ 16.164315   $  2,196,987      1.4%       29.69%      0.64%
  Top Explorer.....................      267,385    $ 16.264423   $  4,348,864      1.3%       29.81%      0.63%
  Oncore & Firstar Oncore Flex.....       18,770    $ 13.358145   $    250,732      1.5%       29.56%      0.65%
  Oncore & Firstar Oncore Value....      115,152    $ 13.570873   $  1,562,707      0.9%       30.33%      0.66%
  Oncore & Firstar Oncore
     Premier.......................      403,515    $ 13.393261   $  5,404,397      1.4%       29.69%      0.66%
  Oncore & Firstar Oncore Xtra.....       54,030    $ 13.393261   $    723,643      1.4%       29.69%      0.66%
                                     ------------                 ------------
                                       1,728,637                  $ 30,834,375
                                     ------------                 ------------
DISCOVERY SUBACCOUNT
2004
  Top I............................       16,110    $ 23.993241   $    386,521      1.1%        9.72%      0.00%
  Top Tradition....................      442,116    $ 23.993241   $ 10,607,791      1.1%        9.72%      0.00%
  Top Plus.........................      162,308    $ 31.807684   $  5,162,655      0.9%        9.94%      0.00%
  Investar Vision & Top Spectrum...       59,278    $ 16.737295   $    992,158      1.4%        9.40%      0.00%
  Top Explorer.....................      272,018    $ 19.754975   $  5,373,713      1.3%        9.50%      0.00%
  Oncore & Firstar Oncore Flex.....       23,795    $  7.352652   $    174,955      1.5%        9.29%      0.00%
  Oncore & Firstar Oncore Value....      343,161    $  7.573944   $  2,599,079      0.9%        9.94%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      717,035    $  7.388987   $  5,298,160      1.4%        9.40%      0.00%
  Oncore & Firstar Oncore Xtra.....      698,642    $  7.388987   $  5,162,258      1.4%        9.40%      0.00%
  Oncore & Firstar Oncore Lite.....       68,265    $  7.388987   $    504,413      1.4%        9.40%      0.00%
                                     ------------                 ------------
                                       2,802,728                  $ 36,261,703
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
OHIO NATIONAL FUND, INC.:
  (CONTINUED)
DISCOVERY SUBACCOUNT (CONTINUED)
2003
  Top I............................       21,084    $ 21.867330   $    461,057      1.1%       36.17%      0.00%
  Top Tradition....................      541,497    $ 21.867330   $ 11,841,091      1.1%       36.17%      0.00%
  Top Plus.........................      203,338    $ 28.931906   $  5,882,957      0.9%       36.44%      0.00%
  Investar Vision & Top Spectrum...       79,920    $ 15.299718   $  1,222,760      1.4%       35.77%      0.00%
  Top Explorer.....................      316,662    $ 18.040312   $  5,712,681      1.3%       35.90%      0.00%
  Oncore & Firstar Oncore Flex.....       26,637    $  6.727774   $    179,208      1.5%       35.63%      0.00%
  Oncore & Firstar Oncore Value....      360,171    $  6.889175   $  2,481,282      0.9%       36.44%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      769,694    $  6.754339   $  5,198,768      1.4%       35.77%      0.00%
  Oncore & Firstar Oncore Xtra.....      726,422    $  6.754339   $  4,906,500      1.4%       35.77%      0.00%
  Oncore & Firstar Oncore Lite.....       62,086    $  6.754339   $    419,349      1.4%       35.77%      0.00%
                                     ------------                 ------------
                                       3,107,511                  $ 38,305,653
                                     ------------                 ------------
2002
  Top I............................       27,567    $ 16.058949   $    442,690      1.1%      -33.47%      0.00%
  Top Tradition....................      605,966    $ 16.058949   $  9,731,180      1.1%      -33.47%      0.00%
  Top Plus.........................      229,639    $ 21.205098   $  4,869,517      0.9%      -33.34%      0.00%
  Investar Vision & Top Spectrum...       94,937    $ 11.269135   $  1,069,853      1.4%      -33.67%      0.00%
  Top Explorer.....................      367,097    $ 13.274634   $  4,873,082      1.3%      -33.60%      0.00%
  Oncore & Firstar Oncore Flex.....       48,398    $  4.960280   $    240,066      1.5%      -33.73%      0.00%
  Oncore & Firstar Oncore Value....      274,120    $  5.049289   $  1,384,110      0.9%      -33.34%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      793,400    $  4.974966   $  3,947,141      1.4%      -33.67%      0.00%
  Oncore & Firstar Oncore Xtra.....      753,989    $  4.974966   $  3,751,071      1.4%      -33.67%      0.00%
  Oncore & Firstar Oncore Lite.....       61,177    $  4.974966   $    304,354      1.4%      -33.67%      0.00%
                                     ------------                 ------------
                                       3,256,290                  $ 30,613,064
                                     ------------                 ------------
2001
  Top I............................       29,355    $ 24.137799   $    708,571      1.1%      -19.25%      0.00%
  Top Tradition....................      679,746    $ 24.137799   $ 16,407,580      1.1%      -19.25%      0.00%
  Top Plus.........................      271,408    $ 31.809662   $  8,633,382      0.9%      -19.09%      0.00%
  Investar Vision & Top Spectrum...      129,693    $ 16.988803   $  2,203,331      1.4%      -19.49%      0.00%
  Top Explorer.....................      418,403    $ 19.992369   $  8,364,870      1.3%      -19.41%      0.00%
  Oncore & Firstar Oncore Flex.....       47,002    $  7.485265   $    351,822      1.5%      -19.57%      0.00%
  Oncore & Firstar Oncore Value....      212,203    $  7.574405   $  1,607,310      0.9%      -19.09%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      768,394    $  7.500015   $  5,762,966      1.4%      -19.49%      0.00%
  Oncore & Firstar Oncore Xtra.....      733,425    $  7.500015   $  5,500,695      1.4%      -19.49%      0.00%
  Oncore & Firstar Oncore Lite.....       24,306    $  7.500015   $    182,298      1.4%        1.79%      0.00%      4/17/01
                                     ------------                 ------------
                                       3,313,935                  $ 49,722,825
                                     ------------                 ------------
2000
  Top I............................       33,202    $ 29.893355   $    992,528      1.1%      -12.18%      0.00%
  Top Tradition....................      755,719    $ 29.893355   $ 22,590,988      1.1%      -12.18%      0.00%
  Top Plus.........................      312,326    $ 39.316003   $ 12,279,391      0.9%      -12.01%      0.00%
  Investar Vision & Top Spectrum...      143,410    $ 21.102720   $  3,026,334      1.4%      -12.44%      0.00%
  Top Explorer.....................      459,912    $ 24.808899   $ 11,409,912      1.3%      -12.36%      0.00%
  Oncore & Firstar Oncore Flex.....       55,063    $  9.307111   $    512,480      1.5%       -6.93%      0.00%       1/4/00
  Oncore & Firstar Oncore Value....      150,841    $  9.361794   $  1,412,140      0.9%       -6.38%      0.00%       1/4/00
  Oncore & Firstar Oncore
     Premier.......................      469,201    $  9.316177   $  4,371,160      1.4%       -6.84%      0.00%       1/4/00
  Oncore & Firstar Oncore Xtra.....      407,438    $  9.316177   $  3,795,764      1.4%       -6.84%      0.00%       1/4/00
                                     ------------                 ------------
                                       2,787,112                  $ 60,390,697
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
OHIO NATIONAL FUND, INC.:
  (CONTINUED)
INTERNATIONAL SMALL CO. SUBACCOUNT
2004
  Top I............................        2,137    $ 19.332118   $     41,306      1.1%       19.55%      0.67%
  Top Tradition....................      116,939    $ 19.332118   $  2,260,673      1.1%       19.55%      0.99%
  Top Plus.........................       45,038    $ 21.022163   $    946,800      0.9%       19.79%      0.97%
  Investar Vision & Top Spectrum...       23,943    $ 16.853745   $    403,522      1.4%       19.20%      1.05%
  Top Explorer.....................       82,828    $ 16.536802   $  1,369,708      1.3%       19.32%      1.02%
  Oncore & Firstar Oncore Flex.....       14,030    $ 10.919657   $    153,198      1.5%       19.08%      1.01%
  Oncore & Firstar Oncore Value....       91,275    $ 11.270879   $  1,028,751      0.9%       19.79%      1.27%
  Oncore & Firstar Oncore
     Premier.......................      263,335    $ 10.977275   $  2,890,720      1.4%       19.20%      1.21%
  Oncore & Firstar Oncore Xtra.....      236,490    $ 10.977275   $  2,596,013      1.4%       19.20%      1.21%
  Oncore & Firstar Oncore Lite.....       52,162    $ 10.977275   $    572,591      1.4%       19.20%      1.21%
                                     ------------                 ------------
                                         928,177                  $ 12,263,282
                                     ------------                 ------------
2003
  Top I............................        4,373    $ 16.170236   $     70,710      1.1%       52.24%      0.17%
  Top Tradition....................      131,050    $ 16.170236   $  2,119,102      1.1%       52.24%      0.22%
  Top Plus.........................       57,050    $ 17.549014   $  1,001,163      0.9%       52.54%      0.22%
  Investar Vision & Top Spectrum...       25,391    $ 14.139164   $    359,011      1.4%       51.79%      0.23%
  Top Explorer.....................       92,568    $ 13.859543   $  1,282,954      1.3%       51.94%      0.22%
  Oncore Flex......................       12,896    $  9.169918   $    118,253      1.5%       51.64%      0.20%
  Oncore & Firstar Oncore Value....       62,867    $  9.408776   $    591,500      0.9%       52.54%      0.22%
  Oncore & Firstar Oncore
     Premier.......................      224,145    $  9.209200   $  2,064,211      1.4%       51.79%      0.21%
  Oncore & Firstar Oncore Xtra.....      173,575    $  9.209200   $  1,598,485      1.4%       51.79%      0.21%
  Oncore & Firstar Oncore Lite.....       23,495    $  9.209200   $    216,369      1.4%       51.79%      0.21%
                                     ------------                 ------------
                                         807,410                  $  9,421,757
                                     ------------                 ------------
2002
  Top I............................        2,198    $ 10.621378   $     23,343      1.1%      -15.93%      0.00%
  Top Tradition....................      134,150    $ 10.621378   $  1,424,853      1.1%      -15.93%      0.00%
  Top Plus.........................       74,427    $ 11.504273   $    856,230      0.9%      -15.77%      0.00%
  Investar Vision & Top Spectrum...       24,648    $  9.314799   $    229,595      1.4%      -16.18%      0.00%
  Top Explorer.....................       97,436    $  9.121594   $    888,775      1.3%      -16.10%      0.00%
  Oncore Flex......................       12,122    $  6.047041   $     73,303      1.5%      -16.27%      0.00%
  Oncore & Firstar Oncore Value....       52,385    $  6.167936   $    323,105      0.9%      -15.77%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      198,627    $  6.066974   $  1,205,063      1.4%      -16.18%      0.00%
  Oncore & Firstar Oncore Xtra.....      135,773    $  6.066974   $    823,732      1.4%      -16.18%      0.00%
  Oncore Lite......................        5,370    $  6.066974   $     32,582      1.4%      -16.18%      0.00%
                                     ------------                 ------------
                                         737,136                  $  5,880,581
                                     ------------                 ------------
2001
  Top I............................        1,074    $ 12.634695   $     13,575      1.1%      -30.05%      0.00%
  Top Tradition....................      148,637    $ 12.634695   $  1,877,988      1.1%      -30.05%      0.00%
  Top Plus.........................       95,273    $ 13.657853   $  1,301,228      0.9%      -29.91%      0.00%
  Investar Vision & Top Spectrum...       28,137    $ 11.113392   $    312,702      1.4%      -30.26%      0.00%
  Top Explorer.....................      110,579    $ 10.872126   $  1,202,225      1.3%      -30.19%      0.00%
  Oncore & Firstar Oncore Flex.....       24,799    $  7.221789   $    179,092      1.5%      -30.33%      0.00%
  Oncore & Firstar Oncore Value....       55,262    $  7.322572   $    404,657      0.9%      -29.91%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      218,498    $  7.238439   $  1,581,584      1.4%      -30.26%      0.00%
  Oncore & Firstar Oncore Xtra.....       96,639    $  7.238439   $    699,512      1.4%      -30.26%      0.00%
  Oncore Lite......................          462    $  7.238439   $      3,344      1.4%      -16.18%      0.00%      4/17/01
                                     ------------                 ------------
                                         779,360                  $  7,575,907
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
OHIO NATIONAL FUND, INC.: (CONTINUED)
INTERNATIONAL SMALL CO. SUBACCOUNT (CONTINUED)
2000
  Top I.....................................        3,990    $ 18.062290   $     72,073      1.1%      -31.03%      0.00%
  Top Tradition.............................      174,381    $ 18.062290   $  3,149,720      1.1%      -31.03%      0.00%
  Top Plus..................................      108,743    $ 19.486046   $  2,118,963      0.9%      -30.89%      0.00%
  Investar Vision & Top Spectrum............       29,995    $ 15.935073   $    477,965      1.4%      -31.23%      0.00%
  Top Explorer..............................      116,395    $ 15.573608   $  1,812,693      1.3%      -31.16%      0.00%
  Oncore Flex...............................       26,179    $ 10.365343   $    271,349      1.5%      -31.30%      0.00%
  Oncore Value..............................       48,950    $ 10.447321   $    511,394      0.9%      -30.89%      0.00%
  Oncore & Firstar Oncore Premier...........      197,934    $ 10.378919   $  2,054,350      1.4%      -31.23%      0.00%
  Oncore & Firstar Oncore Xtra..............       76,331    $ 10.378919   $    792,233      1.4%      -31.23%      0.00%
                                              ------------                 ------------
                                                  782,898                  $ 11,260,740
                                              ------------                 ------------
AGGRESSIVE GROWTH SUBACCOUNT
2004
  Top I.....................................          422    $  6.294415   $      2,657      1.1%        7.77%      0.00%
  Top Tradition.............................      192,494    $  6.294415   $  1,211,636      1.1%        7.77%      0.00%
  Top Plus..................................       33,943    $  7.695920   $    261,224      0.9%        7.98%      0.00%
  Investar Vision & Top Spectrum............       25,931    $  5.902318   $    153,054      1.4%        7.45%      0.00%
  Top Explorer..............................       64,534    $  6.605557   $    426,282      1.3%        7.56%      0.00%
  Oncore Flex...............................       25,098    $  5.021097   $    126,020      1.5%        7.34%      0.00%
  Oncore & Firstar Oncore Value.............       32,977    $  5.172269   $    170,565      0.9%        7.98%      0.00%
  Oncore & Firstar Oncore Premier...........      148,721    $  5.045926   $    750,436      1.4%        7.45%      0.00%
  Oncore & Firstar Oncore Xtra..............      214,747    $  5.045926   $  1,083,599      1.4%        7.45%      0.00%
  Oncore & Firstar Oncore Lite..............        8,056    $  5.045926   $     40,648      1.4%        7.45%      0.00%
                                              ------------                 ------------
                                                  746,923                  $  4,226,121
                                              ------------                 ------------
2003
  Top I.....................................          422    $  5.840646   $      2,466      1.1%       30.06%      0.00%
  Top Tradition.............................      212,331    $  5.840646   $  1,240,151      1.1%       30.06%      0.00%
  Top Plus..................................       46,881    $  7.126951   $    334,120      0.9%       30.32%      0.00%
  Investar Vision & Top Spectrum............       32,512    $  5.493122   $    178,594      1.4%       29.68%      0.00%
  Top Explorer..............................       78,758    $  6.141509   $    483,694      1.3%       29.80%      0.00%
  Oncore Flex...............................       24,163    $  4.677618   $    113,024      1.5%       29.55%      0.00%
  Oncore & Firstar Oncore Value.............       68,946    $  4.789877   $    330,244      0.9%       30.32%      0.00%
  Oncore & Firstar Oncore Premier...........      197,271    $  4.696098   $    926,400      1.4%       29.68%      0.00%
  Oncore & Firstar Oncore Xtra..............      239,688    $  4.696098   $  1,125,598      1.4%       29.68%      0.00%
  Oncore & Firstar Oncore Lite..............        7,553    $  4.696098   $     35,468      1.4%       29.68%      0.00%
                                              ------------                 ------------
                                                  908,525                  $  4,769,759
                                              ------------                 ------------
2002
  Top I.....................................          422    $  4.490665   $      1,897      1.1%      -28.70%      0.00%
  Top Tradition.............................      214,617    $  4.490665   $    963,775      1.1%      -28.70%      0.00%
  Top Plus..................................       69,054    $  5.468849   $    377,648      0.9%      -28.56%      0.00%
  Investar Vision & Top Spectrum............       45,864    $  4.236001   $    194,281      1.4%      -28.91%      0.00%
  Top Explorer..............................       96,543    $  4.731338   $    456,778      1.3%      -28.84%      0.00%
  Oncore Flex...............................       32,552    $  3.610684   $    117,536      1.5%      -28.98%      0.00%
  Oncore & Firstar Oncore Value.............       76,997    $  3.675501   $    283,001      0.9%      -28.56%      0.00%
  Oncore & Firstar Oncore Premier...........      210,910    $  3.621377   $    763,783      1.4%      -28.91%      0.00%
  Oncore & Firstar Oncore Xtra..............      279,017    $  3.621377   $  1,010,424      1.4%      -28.91%      0.00%
  Oncore & Firstar Oncore Lite..............        3,972    $  3.621377   $     14,383      1.4%      -28.91%      0.00%
                                              ------------                 ------------
                                                1,029,948                  $  4,183,506
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
OHIO NATIONAL FUND, INC.: (CONTINUED)
AGGRESSIVE GROWTH SUBACCOUNT (CONTINUED)
2001
  Top I............................          423    $  6.298389   $      2,662      1.1%      -32.56%      1.00%
  Top Tradition....................      220,085    $  6.298389   $  1,386,181      1.1%      -32.56%      1.02%
  Top Plus.........................       80,930    $  7.655137   $    619,527      0.9%      -32.43%      1.00%
  Investar Vision & Top Spectrum...       67,253    $  5.958895   $    400,752      1.4%      -32.76%      0.99%
  Top Explorer.....................      100,958    $  6.649110   $    671,282      1.3%      -32.69%      1.00%
  Oncore Flex......................       57,060    $  5.084258   $    290,109      1.5%      -32.83%      0.77%
  Oncore & Firstar Oncore Value....      140,922    $  5.144865   $    725,023      0.9%      -32.43%      1.14%
  Oncore & Firstar Oncore
     Premier.......................      272,824    $  5.094282   $  1,389,843      1.4%      -32.76%      1.13%
  Oncore & Firstar Oncore Xtra.....      257,022    $  5.094282   $  1,309,344      1.4%      -32.76%      1.13%
  Oncore & Firstar Oncore Lite.....        4,818    $  5.094282   $     24,546      1.4%      -11.64%      1.13%      4/17/01
                                     ------------                 ------------
                                       1,202,295                  $  6,819,269
                                     ------------                 ------------
2000
  Top I............................          628    $  9.339276   $      5,869      1.1%      -28.13%      0.00%
  Top Tradition....................      241,489    $  9.339276   $  2,255,337      1.1%      -28.13%      0.00%
  Top Plus.........................       90,624    $ 11.328412   $  1,026,621      0.9%      -27.99%      0.00%
  Investar Vision & Top Spectrum...       84,382    $  8.862361   $    747,822      1.4%      -28.35%      0.00%
  Top Explorer.....................      115,261    $  9.879018   $  1,138,669      1.3%      -28.28%      0.00%
  Oncore Flex......................      112,492    $  7.569085   $    851,462      1.5%      -24.31%      0.00%       1/4/00
  Oncore & Firstar Oncore Value....      112,907    $  7.613596   $    859,628      0.9%      -23.86%      0.00%       1/4/00
  Oncore & Firstar Oncore
     Premier.......................      216,393    $  7.576461   $  1,639,490      1.4%      -24.24%      0.00%       1/4/00
  Oncore & Firstar Oncore Xtra.....      213,185    $  7.576461   $  1,615,186      1.4%      -24.24%      0.00%       1/4/00
                                     ------------                 ------------
                                       1,187,361                  $ 10,140,084
                                     ------------                 ------------
SMALL CAP GROWTH SUBACCOUNT
2004
  Top I............................        1,864    $  7.719698   $     14,387      1.1%       10.23%      0.00%
  Top Tradition....................      122,489    $ 11.433639   $  1,400,500      1.1%       10.23%      0.00%
  Top Plus.........................       55,394    $ 11.616196   $    643,473      0.9%       10.45%      0.00%
  Investar Vision & Top Spectrum...        2,692    $  7.602113   $     20,462      1.4%        9.90%      0.00%
  Top Explorer.....................       84,511    $ 13.355197   $  1,128,655      1.3%       10.01%      0.00%
  Oncore Flex......................        5,361    $  5.048725   $     27,066      1.5%        9.79%      0.00%
  Oncore & Firstar Oncore Value....       76,298    $  5.190763   $    396,045      0.9%       10.45%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      158,973    $  5.072075   $    806,324      1.4%        9.90%      0.00%
  Oncore & Firstar Oncore Xtra.....      195,801    $  5.072075   $    993,118      1.4%        9.90%      0.00%
  Oncore Lite......................       67,691    $  5.072075   $    343,333      1.4%        9.90%      0.00%
                                     ------------                 ------------
                                         771,074                  $  5,773,363
                                     ------------                 ------------
2003
  Top I............................       13,349    $  7.003370   $     93,489      1.1%       43.77%      0.00%
  Top Tradition....................      151,471    $ 10.372684   $  1,571,165      1.1%       43.77%      0.00%
  Top Plus.........................       76,690    $ 10.517403   $    806,577      0.9%       44.05%      0.00%
  Investar Vision & Top Spectrum...        2,693    $  6.917226   $     18,628      1.4%       43.34%      0.00%
  Top Explorer.....................      100,526    $ 12.139983   $  1,220,389      1.3%       43.48%      0.00%
  Oncore Flex......................        5,613    $  4.598419   $     25,810      1.5%       43.20%      0.00%
  Oncore & Firstar Oncore Value....       95,546    $  4.699759   $    449,042      0.9%       44.05%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      186,335    $  4.615120   $    859,956      1.4%       43.34%      0.00%
  Oncore & Firstar Oncore Xtra.....      173,566    $  4.615120   $    801,026      1.4%       43.34%      0.00%
  Oncore Lite......................       33,717    $  4.615120   $    155,609      1.4%       43.34%      0.00%
                                     ------------                 ------------
                                         839,506                  $  6,001,691
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
OHIO NATIONAL FUND, INC.: (CONTINUED)
SMALL CAP GROWTH SUBACCOUNT (CONTINUED)
2002
  Top I............................        3,365    $  4.871298   $     16,390      1.1%      -29.90%      0.00%
  Top Tradition....................      174,699    $  7.214868   $  1,260,430      1.1%      -29.90%      0.00%
  Top Plus.........................       84,761    $  7.301096   $    618,849      0.9%      -29.76%      0.00%
  Top Spectrum.....................        2,950    $  4.825638   $     14,236      1.4%      -30.10%      0.00%
  Top Explorer.....................      105,060    $  8.460821   $    888,896      1.3%      -30.03%      0.00%
  Oncore Flex......................        5,620    $  3.211139   $     18,047      1.5%      -30.17%      0.00%
  Oncore & Firstar Oncore Value....       67,854    $  3.262529   $    221,375      0.9%      -29.76%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      141,646    $  3.219625   $    456,048      1.4%      -30.10%      0.00%
  Oncore & Firstar Oncore Xtra.....      124,440    $  3.219625   $    400,650      1.4%      -30.10%      0.00%
  Oncore Lite......................        4,883    $  3.219625   $     15,720      1.4%      -30.10%      0.00%
                                     ------------                 ------------
                                         715,278                  $  3,910,641
                                     ------------                 ------------
2001
  Top I............................        5,020    $  6.948667   $     34,881      1.1%      -40.16%      0.00%
  Top Tradition....................      201,045    $ 10.291639   $  2,069,080      1.1%      -40.16%      0.00%
  Top Plus.........................       91,360    $ 10.393992   $    949,598      0.9%      -40.04%      0.00%
  Top Spectrum.....................        3,437    $  6.904016   $     23,729      1.4%      -40.34%      0.00%
  Top Explorer.....................      128,754    $ 12.092892   $  1,557,011      1.3%      -40.28%      0.00%
  Oncore Flex......................       12,441    $  4.598712   $     57,214      1.5%      -40.40%      0.00%
  Oncore & Firstar Oncore Value....       63,172    $  4.644610   $    293,411      0.9%      -40.04%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      208,184    $  4.606304   $    958,963      1.4%      -40.34%      0.00%
  Oncore & Firstar Oncore Xtra.....      108,841    $  4.606304   $    501,356      1.4%      -40.34%      0.00%
  Oncore Lite......................        4,469    $  4.606304   $     20,577      1.4%      -10.08%      0.00%      4/17/01
                                     ------------                 ------------
                                         826,723                  $  6,465,820
                                     ------------                 ------------
2000
  Top I............................       11,912    $ 11.612578   $    138,335      1.1%      -17.77%      0.00%
  Top Tradition....................      251,363    $ 17.199343   $  4,323,280      1.1%      -17.77%      0.00%
  Top Plus.........................      119,766    $ 17.335694   $  2,076,222      0.9%      -17.61%      0.00%
  Investar Vision & Top Spectrum...        4,530    $ 11.572586   $     52,419      1.4%      -18.02%      0.00%
  Top Explorer.....................      147,773    $ 20.250022   $  2,992,413      1.3%      -17.94%      0.00%
  Oncore Flex......................       17,124    $  7.716092   $    132,132      1.5%      -22.84%      0.00%       5/1/00
  Oncore Value.....................       54,345    $  7.746548   $    420,986      0.9%      -22.53%      0.00%       5/1/00
  Oncore & Firstar Oncore
     Premier.......................      138,627    $  7.721140   $  1,070,358      1.4%      -22.79%      0.00%       5/1/00
  Oncore & Firstar Oncore Xtra.....       34,647    $  7.721140   $    267,514      1.4%      -22.79%      0.00%       5/1/00
                                     ------------                 ------------
                                         780,087                  $ 11,473,659
                                     ------------                 ------------
MID CAP OPPORTUNITY SUBACCOUNT
2004
  Top I............................        7,847    $ 12.318904   $     96,671      1.1%       12.32%      0.00%
  Top Tradition....................      504,422    $ 21.445455   $ 10,817,556      1.1%       12.32%      0.00%
  Top Plus.........................      225,163    $ 21.787570   $  4,905,745      0.9%       12.54%      0.00%
  Investar Vision & Top Spectrum...        2,983    $ 13.682335   $     40,812      1.4%       11.99%      0.00%
  Top Explorer.....................      382,243    $ 21.423407   $  8,188,955      1.3%       12.10%      0.00%
  Oncore & Firstar Oncore Flex.....        6,433    $ 13.592579   $     87,444      1.5%       11.88%      0.00%
  Oncore & Firstar Oncore Value....      361,287    $ 14.141487   $  5,109,139      0.9%       12.54%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      780,144    $ 13.682335   $ 10,674,180      1.4%       11.99%      0.00%
  Oncore & Firstar Oncore Xtra.....      498,288    $ 13.682335   $  6,817,744      1.4%       11.99%      0.00%
  Oncore & Firstar Oncore Lite.....      244,454    $ 13.682335   $  3,344,705      1.4%       11.99%      0.00%
                                     ------------                 ------------
                                       3,013,264                  $ 50,082,951
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
OHIO NATIONAL FUND, INC.: (CONTINUED)
MID CAP OPPORTUNITY SUBACCOUNT (CONTINUED)
2003
  Top I............................        7,168    $ 10.967734   $     78,614      1.1%       44.75%      0.04%
  Top Tradition....................      582,520    $ 19.093264   $ 11,122,204      1.1%       44.75%      0.04%
  Top Plus.........................      267,784    $ 19.359387   $  5,184,130      0.9%       45.04%      0.04%
  Investar Vision & Top Spectrum...        4,665    $ 12.217876   $     57,000      1.4%       44.32%      0.04%
  Top Explorer.....................      454,152    $ 19.111464   $  8,679,515      1.3%       44.47%      0.04%
  Oncore & Firstar Oncore Flex.....       13,825    $ 12.149723   $    167,969      1.5%       44.18%      0.04%
  Oncore & Firstar Oncore Value....      299,086    $ 12.565438   $  3,758,150      0.9%       45.04%      0.04%
  Oncore & Firstar Oncore
     Premier.......................      738,274    $ 12.217876   $  9,020,134      1.4%       44.32%      0.04%
  Oncore & Firstar Oncore Xtra.....      387,378    $ 12.217876   $  4,732,941      1.4%       44.32%      0.04%
  Oncore & Firstar Oncore Lite.....       47,347    $ 12.217876   $    578,480      1.4%       44.32%      0.04%
                                     ------------                 ------------
                                       2,802,199                  $ 43,379,137
                                     ------------                 ------------
2002
  Top I............................       18,199    $  7.576987   $    137,895      1.1%      -26.44%      0.00%
  Top Tradition....................      616,115    $ 13.190461   $  8,126,842      1.1%      -26.44%      0.00%
  Top Plus.........................      300,119    $ 13.347926   $  4,005,969      0.9%      -26.29%      0.00%
  Investar Vision & Top Spectrum...        3,301    $  8.465667   $     27,947      1.4%      -26.66%      0.00%
  Top Explorer.....................      522,652    $ 13.229122   $  6,914,227      1.3%      -26.58%      0.00%
  Oncore & Firstar Oncore Flex.....       21,042    $  8.426738   $    177,314      1.5%      -26.73%      0.00%
  Oncore & Firstar Oncore Value....      294,737    $  8.663624   $  2,553,489      0.9%      -26.29%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      794,097    $  8.465667   $  6,722,556      1.4%      -26.66%      0.00%
  Oncore & Firstar Oncore Xtra.....      376,288    $  8.465667   $  3,185,525      1.4%      -26.66%      0.00%
  Oncore & Firstar Oncore Lite.....       29,735    $  8.465667   $    251,730      1.4%      -26.66%      0.00%
                                     ------------                 ------------
                                       2,976,285                  $ 32,103,494
                                     ------------                 ------------
2001
  Top I............................       16,457    $ 10.300307   $    169,511      1.1%      -13.79%      1.27%
  Top Tradition....................      694,773    $ 17.931371   $ 12,458,235      1.1%      -13.79%      1.26%
  Top Plus.........................      363,743    $ 18.109480   $  6,587,204      0.9%      -13.61%      1.26%
  Investar Vision & Top Spectrum...        5,613    $ 11.542658   $     64,788      1.4%      -14.04%      1.30%
  Top Explorer.....................      603,213    $ 18.019610   $ 10,869,659      1.3%      -13.96%      1.26%
  Oncore & Firstar Oncore Flex.....       27,193    $ 11.500928   $    312,744      1.5%      -14.13%      1.29%
  Oncore & Firstar Oncore Value....      304,951    $ 11.754163   $  3,584,444      0.9%      -13.61%      1.28%
  Oncore & Firstar Oncore
     Premier.......................      944,476    $ 11.542658   $ 10,901,770      1.4%      -14.04%      1.30%
  Oncore & Firstar Oncore Xtra.....      461,170    $ 11.542658   $  5,323,123      1.4%      -14.04%      1.30%
  Oncore & Firstar Oncore Lite.....       15,551    $ 11.542658   $    179,500      1.4%       -7.94%      1.30%      4/17/01
                                     ------------                 ------------
                                       3,437,140                  $ 50,450,978
                                     ------------                 ------------
2000
  Top I............................       16,864    $ 11.965743   $    201,784      1.1%       -9.43%      0.00%
  Top Tradition....................      737,706    $ 20.830667   $ 15,366,908      1.1%       -9.43%      0.00%
  Top Plus.........................      392,942    $ 20.995669   $  8,250,089      0.9%       -9.25%      0.00%
  Investar Vision & Top Spectrum...        6,600    $ 13.449095   $     88,763      1.4%       -9.70%      0.00%
  Top Explorer.....................      645,124    $ 20.974918   $ 13,531,428      1.3%       -9.61%      0.00%
  Oncore & Firstar Oncore Flex.....       24,474    $ 13.413788   $    328,288      1.5%       -9.79%      0.00%
  Oncore & Firstar Oncore Value....      285,102    $ 13.627481   $  3,885,229      0.9%       -9.25%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      810,776    $ 13.449095   $ 10,904,207      1.4%       -9.70%      0.00%
  Oncore & Firstar Oncore Xtra.....      330,940    $ 13.449095   $  4,450,838      1.4%       -9.70%      0.00%
                                     ------------                 ------------
                                       3,250,528                  $ 57,007,534
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
OHIO NATIONAL FUND, INC.: (CONTINUED)
S&P 500 INDEX SUBACCOUNT
2004
  Top I............................       13,918    $  8.972855   $    124,882      1.1%        9.10%      1.18%
  Top Tradition....................      865,003    $ 16.841761   $ 14,568,168      1.1%        9.10%      1.06%
  Top Plus.........................      308,745    $ 17.110362   $  5,282,732      0.9%        9.32%      1.01%
  Investar Vision & Top Spectrum...      131,066    $ 11.307096   $  1,481,973      1.4%        8.78%      1.01%
  Top Explorer.....................      749,308    $ 16.196798   $ 12,136,386      1.3%        8.88%      1.08%
  Oncore & Firstar Oncore Flex.....      111,642    $ 10.924689   $  1,219,649      1.5%        8.67%      1.03%
  Oncore & Firstar Oncore Value....      647,913    $ 11.365793   $  7,364,047      0.9%        9.32%      1.14%
  Oncore & Firstar Oncore
     Premier.......................    2,915,101    $ 10.996761   $ 32,056,676      1.4%        8.78%      1.16%
  Oncore & Firstar Oncore Xtra.....    1,900,670    $ 10.996761   $ 20,901,216      1.4%        8.78%      1.16%
  Oncore & Firstar Oncore Lite.....      459,684    $ 10.996761   $  5,055,040      1.4%        8.78%      1.16%
                                     ------------                 ------------
                                       8,103,050                  $100,190,769
                                     ------------                 ------------
2003
  Top I............................       10,513    $  8.224458   $     86,462      1.1%       26.45%      1.15%
  Top Tradition....................      986,495    $ 15.437040   $ 15,228,556      1.1%       26.45%      1.20%
  Top Plus.........................      386,328    $ 15.652148   $  6,046,868      0.9%       26.70%      1.18%
  Investar Vision & Top Spectrum...      160,544    $ 10.394851   $  1,668,828      1.4%       26.08%      1.18%
  Top Explorer.....................      824,604    $ 14.875317   $ 12,266,244      1.3%       26.20%      1.20%
  Oncore & Firstar Oncore Flex.....      129,328    $ 10.053229   $  1,300,164      1.5%       25.95%      1.11%
  Oncore & Firstar Oncore Value....      664,592    $ 10.397150   $  6,909,862      0.9%       26.70%      1.24%
  Oncore & Firstar Oncore
     Premier.......................    2,952,652    $ 10.109565   $ 29,850,032      1.4%       26.08%      1.24%
  Oncore & Firstar Oncore Xtra.....    1,741,329    $ 10.109565   $ 17,604,081      1.4%       26.08%      1.24%
  Oncore & Firstar Oncore Lite.....      313,876    $ 10.109565   $  3,173,153      1.4%       26.08%      1.24%
                                     ------------                 ------------
                                       8,170,261                  $ 94,134,249
                                     ------------                 ------------
2002
  Top I............................       18,843    $  6.504141   $    122,555      1.1%      -23.47%      1.09%
  Top Tradition....................    1,062,848    $ 12.208071   $ 12,975,329      1.1%      -23.47%      1.09%
  Top Plus.........................      454,870    $ 12.353754   $  5,619,351      0.9%      -23.32%      1.08%
  Investar Vision & Top Spectrum...      189,257    $  8.244948   $  1,560,417      1.4%      -23.70%      1.07%
  Top Explorer.....................      888,209    $ 11.787111   $ 10,469,416      1.3%      -23.62%      1.09%
  Oncore & Firstar Oncore Flex.....      243,608    $  7.981824   $  1,944,432      1.5%      -23.77%      1.10%
  Oncore & Firstar Oncore Value....      598,915    $  8.206149   $  4,914,786      0.9%      -23.32%      1.10%
  Oncore & Firstar Oncore
     Premier.......................    2,645,161    $  8.018669   $ 21,210,670      1.4%      -23.70%      1.11%
  Oncore & Firstar Oncore Xtra.....    1,486,199    $  8.018669   $ 11,917,339      1.4%      -23.70%      1.11%
  Oncore & Firstar Oncore Lite.....      128,490    $  8.018669   $  1,030,320      1.4%      -23.70%      1.11%
                                     ------------                 ------------
                                       7,716,400                  $ 71,764,615
                                     ------------                 ------------
2001
  Top I............................       13,014    $  8.499003   $    110,605      1.1%      -14.28%      2.08%
  Top Tradition....................    1,203,210    $ 15.952375   $ 19,194,063      1.1%      -14.28%      2.03%
  Top Plus.........................      568,161    $ 16.110753   $  9,153,499      0.9%      -14.11%      2.03%
  Investar Vision & Top Spectrum...      261,808    $ 10.805793   $  2,829,042      1.4%      -14.53%      2.00%
  Top Explorer.....................    1,009,929    $ 15.432853   $ 15,586,092      1.3%      -14.45%      2.03%
  Oncore & Firstar Oncore Flex.....      267,760    $ 10.471290   $  2,803,792      1.5%      -14.62%      2.02%
  Oncore & Firstar Oncore Value....      662,230    $ 10.701790   $  7,087,049      0.9%      -14.11%      2.06%
  Oncore & Firstar Oncore
     Premier.......................    2,803,334    $ 10.509245   $ 29,460,937      1.4%      -14.53%      2.09%
  Oncore & Firstar Oncore Xtra.....    1,463,282    $ 10.509245   $ 15,377,990      1.4%      -14.53%      2.09%
  Oncore & Firstar Oncore Lite.....       38,672    $ 10.509245   $    406,397      1.4%       -4.95%      2.09%      4/17/01
                                     ------------                 ------------
                                       8,291,400                  $102,009,466
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
OHIO NATIONAL FUND, INC.: (CONTINUED)
S&P 500 INDEX SUBACCOUNT (CONTINUED)
2000
  Top I.....................................       11,098    $  9.914556   $    110,030      1.1%      -10.63%      3.21%
  Top Tradition.............................    1,352,791    $ 18.609337   $ 25,174,553      1.1%      -10.63%      3.06%
  Top Plus..................................      643,310    $ 18.756672   $ 12,066,352      0.9%      -10.45%      3.08%
  Investar Vision & Top Spectrum............      319,015    $ 12.643266   $  4,033,395      1.4%      -10.89%      3.09%
  Top Explorer..............................    1,087,800    $ 18.039198   $ 19,623,045      1.3%      -10.81%      3.09%
  Oncore & Firstar Oncore Flex..............      248,461    $ 12.264063   $  3,047,147      1.5%      -10.98%      3.27%
  Oncore & Firstar Oncore Value.............      622,336    $ 12.459375   $  7,753,913      0.9%      -10.45%      3.30%
  Oncore & Firstar Oncore Premier...........    2,439,899    $ 12.296307   $ 30,001,732      1.4%      -10.89%      3.38%
  Oncore & Firstar Oncore Xtra..............      546,889    $ 12.296307   $  6,724,719      1.4%      -10.89%      3.38%
                                              ------------                 ------------
                                                7,271,599                  $108,534,886
                                              ------------                 ------------
SOCIAL AWARENESS SUBACCOUNT (NOTE 5)
2002
  Top Tradition.............................       20,531    $  5.388262   $    110,627      1.1%      -29.10%      0.00%
  Top Plus..................................       15,048    $  5.452617   $     82,053      0.9%      -28.95%      0.00%
  Top Explorer..............................       50,017    $  5.684032   $    284,294      1.3%      -29.24%      0.00%
                                              ------------                 ------------
                                                   85,596                  $    476,974
                                              ------------                 ------------
2001
  Top Tradition.............................       21,057    $  7.599331   $    160,020      1.1%      -20.66%      0.00%
  Top Plus..................................       16,390    $  7.674852   $    125,794      0.9%      -20.50%      0.00%
  Top Explorer..............................       53,593    $  8.032375   $    430,478      1.3%      -20.82%      0.00%
                                              ------------                 ------------
                                                   91,040                  $    716,292
                                              ------------                 ------------
2000
  Top Tradition.............................       21,518    $  9.577874   $    206,094      1.1%      -13.73%      0.00%
  Top Plus..................................       19,612    $  9.653780   $    189,325      0.9%      -13.56%      0.00%
  Top Explorer..............................       59,733    $ 10.143870   $    605,933      1.3%      -13.90%      0.00%
                                              ------------                 ------------
                                                  100,863                  $  1,001,352
                                              ------------                 ------------
FIRSTAR GROWTH & INCOME SUBACCOUNT (NOTE 5)
2000
  Investar Vision & Top Spectrum............       94,714    $ 11.318949   $  1,072,062      1.4%        2.71%      0.02%
  Firstar Oncore Flex.......................        5,963    $ 10.224576   $     60,971      1.5%        2.61%      0.02%
  Firstar Oncore Value......................        2,643    $ 10.340988   $     27,332      0.9%        3.22%      0.02%
  Firstar Oncore Premier....................       59,395    $ 10.243841   $    608,432      1.4%        2.71%      0.05%
  Firstar Oncore Xtra.......................       55,871    $ 10.243841   $    572,334      1.4%        2.71%      0.05%
                                              ------------                 ------------
                                                  218,586                  $  2,341,131
                                              ------------                 ------------
RELATIVE VALUE SUBACCOUNT (NOTE 5)
2000
  Investar Vision & Top Spectrum............      508,130    $ 15.071414   $  7,658,243      1.4%       -5.55%      0.94%
  Firstar Oncore Flex.......................       19,072    $ 10.016180   $    191,026      1.5%       -5.64%      1.00%
  Firstar Oncore Value......................       43,218    $ 10.130181   $    437,805      0.9%       -5.08%      0.97%
  Firstar Oncore Premier....................      265,284    $ 10.035045   $  2,662,140      1.4%       -5.55%      1.05%
  Firstar Oncore Xtra.......................       14,497    $ 10.035045   $    145,480      1.4%       -5.55%      1.05%
                                              ------------                 ------------
                                                  850,201                  $ 11,094,694
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
OHIO NATIONAL FUND, INC.:
  (CONTINUED)
BLUE CHIP SUBACCOUNT
2004
  Top I............................        1,542    $ 10.611435   $     16,366      1.1%        8.41%      1.24%
  Top Tradition....................       50,399    $ 10.611435   $    534,806      1.1%        8.41%      1.26%
  Top Plus.........................        9,015    $ 10.720596   $     96,651      0.9%        8.62%      1.28%
  Investar Vision & Top Spectrum...        5,780    $ 10.696275   $     61,822      1.4%        8.09%      1.40%
  Top Explorer.....................       36,448    $ 10.503505   $    382,829      1.3%        8.19%      1.29%
  Oncore & Firstar Oncore Flex.....       65,506    $ 10.626161   $    696,081      1.5%        7.98%      1.19%
  Oncore & Firstar Oncore Value....      126,918    $ 11.055144   $  1,403,102      0.9%        8.62%      1.38%
  Oncore & Firstar Oncore
     Premier.......................      779,857    $ 10.696275   $  8,341,568      1.4%        8.09%      1.40%
  Oncore & Firstar Oncore Xtra.....    1,065,624    $ 10.696275   $ 11,398,203      1.4%        8.09%      1.40%
  Oncore & Firstar Oncore Lite.....      212,626    $ 10.696275   $  2,274,301      1.4%        8.09%      1.40%
                                     ------------                 ------------
                                       2,353,715                  $ 25,205,729
                                     ------------                 ------------
2003
  Top I............................        1,543    $  9.788494   $     15,100      1.1%       25.21%      1.35%
  Top Tradition....................       57,233    $  9.788494   $    560,226      1.1%       25.21%      1.37%
  Top Plus.........................        9,843    $  9.869589   $     97,150      0.9%       25.45%      1.45%
  Investar Vision & Top Spectrum...        5,708    $  9.896131   $     56,486      1.4%       24.84%      1.43%
  Top Explorer.....................       36,165    $  9.708148   $    351,100      1.3%       24.96%      1.39%
  Oncore & Firstar Oncore Flex.....       77,873    $  9.840980   $    766,351      1.5%       24.71%      1.52%
  Oncore & Firstar Oncore Value....      134,460    $ 10.177576   $  1,368,474      0.9%       25.45%      1.40%
  Oncore & Firstar Oncore
     Premier.......................      835,051    $  9.896131   $  8,263,770      1.4%       24.84%      1.43%
  Oncore & Firstar Oncore Xtra.....      970,247    $  9.896131   $  9,601,690      1.4%       24.84%      1.43%
  Oncore & Firstar Oncore Lite.....      160,032    $  9.896131   $  1,583,696      1.4%       24.84%      1.43%
                                     ------------                 ------------
                                       2,288,155                  $ 22,664,043
                                     ------------                 ------------
2002
  Top I............................        1,543    $  7.817892   $     12,064      1.1%      -20.31%      0.88%
  Top Tradition....................       47,593    $  7.817892   $    372,077      1.1%      -20.31%      0.90%
  Top Plus.........................        2,729    $  7.867097   $     21,472      0.9%      -20.15%      0.80%
  Investar Vision..................          198    $  7.927309   $      1,570      1.4%      -20.54%      0.94%
  Top Explorer.....................       22,003    $  7.769060   $    170,939      1.3%      -20.47%      0.86%
  Oncore Flex......................       25,179    $  7.890890   $    198,687      1.5%      -20.62%      0.93%
  Oncore & Firstar Oncore Value....       76,041    $  8.112600   $    616,891      0.9%      -20.15%      0.89%
  Oncore & Firstar Oncore
     Premier.......................      396,963    $  7.927309   $  3,146,839      1.4%      -20.54%      0.94%
  Oncore & Firstar Oncore Xtra.....      474,853    $  7.927309   $  3,764,310      1.4%      -20.54%      0.94%
  Oncore & Firstar Oncore Lite.....       30,308    $  7.927309   $    240,263      1.4%      -20.54%      0.94%
                                     ------------                 ------------
                                       1,077,410                  $  8,545,112
                                     ------------                 ------------
2001
  Top I............................        1,544    $  9.810085   $     15,142      1.1%       -5.27%      0.33%
  Top Tradition....................       42,464    $  9.810085   $    416,576      1.1%       -5.27%      0.80%
  Top Plus.........................        6,350    $  9.852275   $     62,562      0.9%       -5.08%      0.72%
  Investar Vision..................          198    $  9.976974   $      1,975      1.4%       -5.56%      0.67%
  Top Explorer.....................       29,931    $  9.768135   $    292,374      1.3%       -5.46%      0.69%
  Oncore Flex......................       27,221    $  9.940933   $    270,606      1.5%       -5.65%      0.63%
  Oncore & Firstar Oncore Value....       76,008    $ 10.159728   $    772,224      0.9%       -5.08%      0.60%
  Oncore & Firstar Oncore
     Premier.......................      377,958    $  9.976974   $  3,770,875      1.4%       -5.56%      0.67%
  Oncore & Firstar Oncore Xtra.....      261,426    $  9.976974   $  2,608,236      1.4%       -5.56%      0.67%
  Oncore & Firstar Oncore Lite.....        9,624    $  9.976974   $     96,017      1.4%       -2.03%      0.67%      4/17/01
                                     ------------                 ------------
                                         832,724                  $  8,306,587
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
OHIO NATIONAL FUND, INC.: (CONTINUED)
BLUE CHIP SUBACCOUNT (CONTINUED)
2000
  Top Tradition....................       10,270    $ 10.356214   $    106,358      1.1%       -0.02%      0.65%
  Top Plus.........................          581    $ 10.380054   $      6,029      0.9%        0.17%      0.51%
  Top Explorer.....................       11,343    $ 10.332472   $    117,199      1.3%       -0.22%      0.63%
  Oncore & Firstar Oncore Flex.....       23,516    $ 10.536154   $    247,764      1.5%       -0.42%      0.56%
  Oncore & Firstar Oncore Value....       76,020    $ 10.703991   $    813,712      0.9%        0.17%      0.54%
  Oncore & Firstar Oncore
     Premier.......................      300,101    $ 10.563874   $  3,170,244      1.4%       -0.32%      0.61%
  Oncore & Firstar Oncore Xtra.....       64,820    $ 10.563874   $    684,753      1.4%       -0.32%      0.61%
                                     ------------                 ------------
                                         486,651                  $  5,146,059
                                     ------------                 ------------
EQUITY INCOME SUBACCOUNT (NOTE 5)
2002
  Top Tradition....................       10,408    $  6.447392   $     67,105      1.1%      -21.74%      1.32%
  Top Plus.........................       11,034    $  6.487970   $     71,587      0.9%      -21.58%      1.35%
  Investar Vision & Top Spectrum...        4,484    $  7.194067   $     32,260      1.4%      -21.97%      1.38%
  Top Explorer.....................       10,580    $  6.407080   $     67,786      1.3%      -21.89%      1.26%
  Oncore & Firstar Oncore Flex.....       23,385    $  7.160990   $    167,461      1.5%      -22.05%      1.52%
  Oncore & Firstar Oncore Value....       66,432    $  7.362248   $    489,091      0.9%      -21.58%      1.28%
  Oncore & Firstar Oncore
     Premier.......................      505,254    $  7.194067   $  3,634,836      1.4%      -21.97%      1.38%
  Oncore & Firstar Oncore Xtra.....      399,504    $  7.194067   $  2,874,056      1.4%      -21.97%      1.38%
  Oncore & Firstar Oncore Lite.....       81,631    $  7.194067   $    587,256      1.4%      -21.97%      1.38%
                                     ------------                 ------------
                                       1,112,712                  $  7,991,438
                                     ------------                 ------------
2001
  Top Tradition....................       11,904    $  8.238360   $     98,072      1.1%      -12.79%      1.41%
  Top Plus.........................       11,174    $  8.273785   $     92,450      0.9%      -12.61%      1.37%
  Investar Vision & Top Spectrum...        4,485    $  9.219791   $     41,355      1.4%      -13.05%      1.48%
  Top Explorer.....................       14,443    $  8.203088   $    118,478      1.3%      -12.96%      1.34%
  Oncore & Firstar Oncore Flex.....       13,322    $  9.186470   $    122,384      1.5%      -13.13%      1.36%
  Oncore & Firstar Oncore Value....       90,357    $  9.388717   $    848,338      0.9%      -12.61%      1.37%
  Oncore & Firstar Oncore
     Premier.......................      516,754    $  9.219791   $  4,764,365      1.4%      -13.05%      1.48%
  Oncore & Firstar Oncore Xtra.....      302,814    $  9.219791   $  2,791,873      1.4%      -13.05%      1.48%
  Oncore & Firstar Oncore Lite.....       36,875    $  9.219791   $    339,979      1.4%       -4.10%      1.48%      4/17/01
                                     ------------                 ------------
                                       1,002,128                  $  9,217,294
                                     ------------                 ------------
2000
  Top Tradition....................        9,063    $  9.446303   $     85,608      1.1%      -13.44%      1.30%
  Top Plus.........................        9,822    $  9.468049   $     92,991      0.9%      -13.27%      1.47%
  Top Spectrum.....................          355    $ 10.603247   $      3,769      1.4%      -13.70%      1.42%
  Top Explorer.....................       14,934    $  9.424613   $    140,748      1.3%      -13.61%      1.48%
  Oncore & Firstar Oncore Flex.....       10,884    $ 10.575427   $    115,103      1.5%      -13.78%      1.19%
  Oncore & Firstar Oncore Value....       84,515    $ 10.743908   $    908,019      0.9%      -13.27%      1.35%
  Oncore & Firstar Oncore
     Premier.......................      378,608    $ 10.603247   $  4,014,477      1.4%      -13.70%      1.42%
  Oncore & Firstar Oncore Xtra.....      136,802    $ 10.603247   $  1,450,549      1.4%      -13.70%      1.42%
                                     ------------                 ------------
                                         644,983                  $  6,811,264
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
OHIO NATIONAL FUND, INC.: (CONTINUED)
HIGH INCOME BOND SUBACCOUNT
2004
  Top I............................        1,470    $ 13.323676   $     19,579      1.1%        9.46%      0.26%
  Top Tradition....................       31,474    $ 13.323676   $    419,346      1.1%        9.46%      0.32%
  Top Plus.........................        4,357    $ 13.460648   $     58,646      0.9%        9.68%      0.25%
  Investar Vision & Top Spectrum...        5,873    $ 13.682335   $     74,596      1.4%        9.14%      0.36%
  Top Explorer.....................       36,892    $ 13.188188   $    486,542      1.3%        9.25%      0.36%
  Oncore & Firstar Oncore Flex.....       59,855    $ 12.618415   $    755,281      1.5%        9.03%      0.41%
  Oncore & Firstar Oncore Value....      226,445    $ 13.127684   $  2,972,705      0.9%        9.68%      0.37%
  Oncore & Firstar Oncore
     Premier.......................      859,441    $ 12.701656   $ 10,916,318      1.4%        9.14%      0.36%
  Oncore & Firstar Oncore Xtra.....      843,534    $ 12.701656   $ 10,714,278      1.4%        9.14%      0.36%
  Oncore & Firstar Oncore Lite.....      400,197    $ 12.701656   $  5,083,170      1.4%        9.14%      0.36%
                                     ------------                 ------------
                                       2,469,538                  $ 31,500,461
                                     ------------                 ------------
2003
  Top I............................        2,432    $ 12.171803   $     29,597      1.1%       21.45%      8.13%
  Top Tradition....................       36,128    $ 12.171803   $    439,745      1.1%       21.45%      7.84%
  Top Plus.........................        6,539    $ 12.272560   $     80,249      0.9%       21.69%      7.91%
  Investar Vision & Top Spectrum...        4,594    $ 11.638098   $     53,463      1.4%       21.09%      7.77%
  Top Explorer.....................       27,234    $ 12.071928   $    328,770      1.3%       21.21%      7.72%
  Oncore & Firstar Oncore Flex.....       24,151    $ 11.573251   $    279,506      1.5%       20.97%      8.85%
  Oncore & Firstar Oncore Value....      203,555    $ 11.968977   $  2,436,345      0.9%       21.69%      7.73%
  Oncore & Firstar Oncore
     Premier.......................      715,211    $ 11.638098   $  8,323,702      1.4%       21.09%      7.77%
  Oncore & Firstar Oncore Xtra.....      658,534    $ 11.638098   $  7,664,084      1.4%       21.09%      7.77%
  Oncore & Firstar Oncore Lite.....      270,586    $ 11.638098   $  3,149,101      1.4%       21.09%      7.77%
                                     ------------                 ------------
                                       1,948,964                  $ 22,784,562
                                     ------------                 ------------
2002
  Top I............................        2,413    $ 10.021930   $     24,185      1.1%        2.81%      8.93%
  Top Tradition....................       27,079    $ 10.021930   $    271,386      1.1%        2.81%     10.69%
  Top Plus.........................        1,748    $ 10.084932   $     17,629      0.9%        3.02%      9.92%
  Investar Vision & Top Spectrum...          499    $  9.610925   $      4,794      1.4%        2.51%     10.29%
  Top Explorer.....................       26,410    $  9.959353   $    263,031      1.3%        2.61%     10.21%
  Oncore & Firstar Oncore Flex.....       20,238    $  9.566784   $    193,609      1.5%        2.41%      8.52%
  Oncore & Firstar Oncore Value....      165,141    $  9.835460   $  1,624,237      0.9%        3.02%     10.31%
  Oncore & Firstar Oncore
     Premier.......................      681,899    $  9.610925   $  6,553,679      1.4%        2.51%     10.29%
  Oncore & Firstar Oncore Xtra.....      514,987    $  9.610925   $  4,949,498      1.4%        2.51%     10.29%
  Oncore & Firstar Oncore Lite.....      113,924    $  9.610925   $  1,094,914      1.4%        2.51%     10.29%
                                     ------------                 ------------
                                       1,554,338                  $ 14,996,962
                                     ------------                 ------------
2001
  Top Tradition....................       20,599    $  9.747713   $    200,790      1.1%        3.14%     19.40%
  Top Plus.........................        1,024    $  9.789608   $     10,027      0.9%        3.34%     11.62%
  Top Explorer.....................       26,382    $  9.706019   $    256,060      1.3%        2.93%     14.51%
  Oncore & Firstar Oncore Flex.....       19,112    $  9.341858   $    178,542      1.5%        2.73%     14.34%
  Oncore & Firstar Oncore Value....      108,594    $  9.547443   $  1,036,793      0.9%        3.34%     13.05%
  Oncore & Firstar Oncore
     Premier.......................      649,708    $  9.375706   $  6,091,478      1.4%        2.83%     13.19%
  Oncore & Firstar Oncore Xtra.....      276,289    $  9.375706   $  2,590,404      1.4%        2.83%     13.19%
  Oncore & Firstar Oncore Lite.....       24,855    $  9.375706   $    233,030      1.4%        0.40%     13.19%      4/17/01
                                     ------------                 ------------
                                       1,126,563                  $ 10,597,124
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
OHIO NATIONAL FUND, INC.: (CONTINUED)
HIGH INCOME BOND SUBACCOUNT (CONTINUED)
2000
  Top Tradition.............................        2,313    $  9.451224   $     21,860      1.1%       -8.11%      8.41%
  Top Plus..................................        5,564    $  9.472975   $     52,712      0.9%       -7.93%      6.77%
  Top Explorer..............................        4,941    $  9.429528   $     46,587      1.3%       -8.29%      7.13%
  Oncore & Firstar Oncore Flex..............       16,249    $  9.093761   $    147,765      1.5%       -8.47%      6.91%
  Oncore & Firstar Oncore Value.............       80,540    $  9.238645   $    744,082      0.9%       -7.93%      6.95%
  Oncore & Firstar Oncore Premier...........      380,980    $  9.117674   $  3,473,649      1.4%       -8.38%      7.08%
  Oncore & Firstar Oncore Xtra..............       63,827    $  9.117674   $    581,955      1.4%       -8.38%      7.08%
                                              ------------                 ------------
                                                  554,414                  $  5,068,610
                                              ------------                 ------------
CAPITAL GROWTH SUBACCOUNT
2004
  Top I.....................................        3,935    $  8.251025   $     32,465      1.1%       18.40%      0.00%
  Top Tradition.............................      112,136    $  8.251025   $    925,233      1.1%       18.40%      0.00%
  Top Plus..................................       40,287    $  8.335993   $    335,829      0.9%       18.64%      0.00%
  Investar Vision & Top Spectrum............        2,536    $ 17.719361   $     44,942      1.4%       18.05%      0.00%
  Top Explorer..............................      103,206    $  8.166981   $    842,885      1.3%       18.17%      0.00%
  Oncore & Firstar Oncore Flex..............       16,045    $ 17.603150   $    282,451      1.5%       17.93%      0.00%
  Oncore & Firstar Oncore Value.............      201,998    $ 18.314193   $  3,699,432      0.9%       18.64%      0.00%
  Oncore & Firstar Oncore Premier...........      460,491    $ 17.719361   $  8,159,614      1.4%       18.05%      0.00%
  Oncore & Firstar Oncore Xtra..............      315,048    $ 17.719361   $  5,582,445      1.4%       18.05%      0.00%
  Oncore & Firstar Oncore Lite..............       61,427    $ 17.719361   $  1,088,440      1.4%       18.05%      0.00%
                                              ------------                 ------------
                                                1,317,109                  $ 20,993,736
                                              ------------                 ------------
2003
  Top I.....................................        3,201    $  6.968653   $     22,303      1.1%       38.58%      0.00%
  Top Tradition.............................      114,522    $  6.968653   $    798,061      1.1%       38.58%      0.00%
  Top Plus..................................       44,349    $  7.026460   $    311,619      0.9%       38.85%      0.00%
  Investar Vision & Top Spectrum............        2,472    $ 15.009966   $     37,101      1.4%       38.17%      0.00%
  Top Explorer..............................      118,213    $  6.911348   $    817,008      1.3%       38.30%      0.00%
  Oncore & Firstar Oncore Flex..............       21,129    $ 14.926259   $    315,376      1.5%       38.03%      0.00%
  Oncore & Firstar Oncore Value.............      216,887    $ 15.437146   $  3,348,118      0.9%       38.85%      0.00%
  Oncore & Firstar Oncore Premier...........      508,996    $ 15.009966   $  7,640,028      1.4%       38.17%      0.00%
  Oncore & Firstar Oncore Xtra..............      328,439    $ 15.009966   $  4,929,855      1.4%       38.17%      0.00%
  Oncore & Firstar Oncore Lite..............      118,677    $ 15.009966   $  1,781,339      1.4%       38.17%      0.00%
                                              ------------                 ------------
                                                1,476,885                  $ 20,000,808
                                              ------------                 ------------
2002
  Top I.....................................        4,269    $  5.028760   $     21,470      1.1%      -42.69%      0.00%
  Top Tradition.............................      139,042    $  5.028760   $    699,211      1.1%      -42.69%      0.00%
  Top Plus..................................       46,297    $  5.060464   $    234,283      0.9%      -42.58%      0.00%
  Investar Vision & Top Spectrum............        2,916    $ 10.863704   $     31,678      1.4%      -42.86%      0.00%
  Top Explorer..............................      123,131    $  4.997266   $    615,320      1.3%      -42.81%      0.00%
  Oncore & Firstar Oncore Flex..............       28,289    $ 10.813744   $    305,906      1.5%      -42.92%      0.00%
  Oncore & Firstar Oncore Value.............      226,829    $ 11.117866   $  2,521,851      0.9%      -42.58%      0.00%
  Oncore & Firstar Oncore Premier...........      572,349    $ 10.863704   $  6,217,828      1.4%      -42.86%      0.00%
  Oncore & Firstar Oncore Xtra..............      337,868    $ 10.863704   $  3,670,497      1.4%      -42.86%      0.00%
  Oncore & Firstar Oncore Lite..............      107,337    $ 10.863704   $  1,166,080      1.4%      -42.86%      0.00%
                                              ------------                 ------------
                                                1,588,327                  $ 15,484,124
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
OHIO NATIONAL FUND, INC.:
  (CONTINUED)
CAPITAL GROWTH SUBACCOUNT
  (CONTINUED)
2001
  Top I............................        3,639    $  8.775196   $     31,931      1.1%      -15.54%      0.00%
  Top Tradition....................      153,164    $  8.775196   $  1,344,048      1.1%      -15.54%      0.00%
  Top Plus.........................       53,979    $  8.812997   $    475,720      0.9%      -15.37%      0.00%
  Investar Vision & Top Spectrum...        4,784    $ 19.013727   $     90,958      1.4%      -15.79%      0.00%
  Top Explorer.....................      125,366    $  8.737578   $  1,095,395      1.3%      -15.71%      0.00%
  Oncore & Firstar Oncore Flex.....       42,695    $ 18.945002   $    808,862      1.5%      -15.88%      0.00%
  Oncore & Firstar Oncore Value....      230,722    $ 19.362240   $  4,467,288      0.9%      -15.37%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      781,423    $ 19.013727   $ 14,857,776      1.4%      -15.79%      0.00%
  Oncore & Firstar Oncore Xtra.....      361,869    $ 19.013727   $  6,880,471      1.4%      -15.79%      0.00%
  Oncore & Firstar Oncore Lite.....       87,098    $ 19.013727   $  1,656,054      1.4%        6.59%      0.00%      4/17/01
                                     ------------                 ------------
                                       1,844,739                  $ 31,708,503
                                     ------------                 ------------
2000
  Top I............................        3,641    $ 10.389701   $     37,826      1.1%      -26.81%      0.00%
  Top Tradition....................      190,727    $ 10.389701   $  1,981,601      1.1%      -26.81%      0.00%
  Top Plus.........................       54,538    $ 10.413649   $    567,941      0.9%      -26.67%      0.00%
  Investar Vision & Top Spectrum...        4,844    $ 22.579445   $    109,372      1.4%      -27.03%      0.00%
  Top Explorer.....................      137,373    $ 10.365831   $  1,423,990      1.3%      -26.96%      0.00%
  Oncore & Firstar Oncore Flex.....       54,605    $ 22.520216   $  1,229,725      1.5%      -27.10%      0.00%
  Oncore & Firstar Oncore Value....      235,273    $ 22.878891   $  5,382,781      0.9%      -26.67%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      736,909    $ 22.579445   $ 16,638,985      1.4%      -27.03%      0.00%
  Oncore & Firstar Oncore Xtra.....      270,986    $ 22.579445   $  6,118,720      1.4%      -27.03%      0.00%
                                     ------------                 ------------
                                       1,688,896                  $ 33,490,941
                                     ------------                 ------------
NASDAQ-100 INDEX SUBACCOUNT
2004
  Top I............................        3,327    $  3.971406   $     13,211      1.1%        8.80%      0.00%
  Top Tradition....................      134,268    $  3.971406   $    533,233      1.1%        8.80%      0.00%
  Top Plus.........................       67,200    $  4.008381   $    269,365      0.9%        9.02%      0.00%
  Top Spectrum.....................        3,474    $  3.916679   $     13,607      1.4%        8.48%      0.00%
  Top Explorer.....................      122,789    $  3.934857   $    483,157      1.3%        8.59%      0.00%
  Oncore Flex......................       14,917    $  3.898693   $     58,158      1.5%        8.37%      0.00%
  Oncore & Firstar Oncore Value....      403,259    $  4.008381   $  1,616,417      0.9%        9.02%      0.00%
  Oncore & Firstar Oncore
     Premier.......................    1,071,195    $  3.916679   $  4,195,521      1.4%        8.48%      0.00%
  Oncore & Firstar Oncore Xtra.....      773,192    $  3.916679   $  3,028,347      1.4%        8.48%      0.00%
  Oncore & Firstar Oncore Lite.....      275,075    $  3.916679   $  1,077,381      1.4%        8.48%      0.00%
                                     ------------                 ------------
                                       2,868,696                  $ 11,288,397
                                     ------------                 ------------
2003
  Top I............................       17,203    $  3.650175   $     62,795      1.1%       46.26%      0.00%
  Top Tradition....................      140,108    $  3.650175   $    511,418      1.1%       46.26%      0.00%
  Top Plus.........................       69,975    $  3.676860   $    257,287      0.9%       46.54%      0.00%
  Top Spectrum.....................        5,090    $  3.610591   $     18,379      1.4%       45.82%      0.00%
  Top Explorer.....................      149,069    $  3.623755   $    540,189      1.3%       45.97%      0.00%
  Oncore & Firstar Oncore Flex.....       49,395    $  3.597556   $    177,700      1.5%       45.68%      0.00%
  Oncore & Firstar Oncore Value....      276,066    $  3.676860   $  1,015,058      0.9%       46.54%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      950,712    $  3.610591   $  3,432,633      1.4%       45.82%      0.00%
  Oncore & Firstar Oncore Xtra.....      820,115    $  3.610591   $  2,961,099      1.4%       45.82%      0.00%
  Oncore & Firstar Oncore Lite.....      195,929    $  3.610591   $    707,418      1.4%       45.82%      0.00%
                                     ------------                 ------------
                                       2,673,662                  $  9,683,976
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
OHIO NATIONAL FUND, INC.: (CONTINUED)
NASDAQ-100 INDEX SUBACCOUNT (CONTINUED)
2002
  Top I............................       18,145    $  2.495758   $     45,286      1.1%      -38.02%      0.00%
  Top Tradition....................       86,697    $  2.495758   $    216,374      1.1%      -38.02%      0.00%
  Top Plus.........................       74,774    $  2.509045   $    187,611      0.9%      -37.89%      0.00%
  Top Spectrum.....................        6,071    $  2.476013   $     15,031      1.4%      -38.20%      0.00%
  Top Explorer.....................      133,298    $  2.482587   $    330,924      1.3%      -38.14%      0.00%
  Oncore & Firstar Oncore Flex.....      103,807    $  2.469492   $    256,351      1.5%      -38.26%      0.00%
  Oncore & Firstar Oncore Value....      192,327    $  2.509045   $    482,558      0.9%      -37.89%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      534,845    $  2.476013   $  1,324,285      1.4%      -38.20%      0.00%
  Oncore & Firstar Oncore Xtra.....      673,042    $  2.476013   $  1,666,460      1.4%      -38.20%      0.00%
  Oncore & Firstar Oncore Lite.....       90,603    $  2.476013   $    224,334      1.4%      -38.20%      0.00%
                                     ------------                 ------------
                                       1,913,609                  $  4,749,214
                                     ------------                 ------------
2001
  Top I............................       10,989    $  4.026481   $     44,247      1.1%      -33.39%      0.00%
  Top Tradition....................       69,922    $  4.026481   $    281,541      1.1%      -33.39%      0.00%
  Top Plus.........................       67,348    $  4.039873   $    272,079      0.9%      -33.26%      0.00%
  Top Spectrum.....................        1,804    $  4.006520   $      7,229      1.4%      -33.59%      0.00%
  Top Explorer.....................      105,192    $  4.013175   $    422,155      1.3%      -33.52%      0.00%
  Oncore & Firstar Oncore Flex.....       65,240    $  3.999920   $    260,956      1.5%      -33.66%      0.00%
  Oncore Value.....................      105,531    $  4.039873   $    426,331      0.9%      -33.26%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      441,286    $  4.006520   $  1,768,017      1.4%      -33.59%      0.00%
  Oncore & Firstar Oncore Xtra.....      514,531    $  4.006520   $  2,061,476      1.4%      -33.59%      0.00%
  Oncore & Firstar Oncore Lite.....       47,945    $  4.006520   $    192,093      1.4%       -6.22%      0.00%      4/17/01
                                     ------------                 ------------
                                       1,429,788                  $  5,736,124
                                     ------------                 ------------
2000
  Top I............................       10,831    $  6.044852   $     65,473      1.1%      -39.55%      0.00%       5/1/00
  Top Tradition....................       47,476    $  6.044852   $    286,982      1.1%      -39.55%      0.00%       5/1/00
  Top Plus.........................       41,735    $  6.052820   $    252,616      0.9%      -39.47%      0.00%       5/1/00
  Investar Vision & Top Spectrum...        1,532    $  6.032939   $      9,245      1.4%      -39.67%      0.00%       5/1/00
  Top Explorer.....................       29,919    $  6.036909   $    180,617      1.3%      -39.63%      0.00%       5/1/00
  Oncore & Firstar Oncore Flex.....       30,378    $  6.028989   $    183,149      1.5%      -39.71%      0.00%       5/1/00
  Oncore Value.....................       46,885    $  6.052820   $    283,786      0.9%      -39.47%      0.00%       5/1/00
  Oncore & Firstar Oncore
     Premier.......................      232,680    $  6.032939   $  1,403,744      1.4%      -39.67%      0.00%       5/1/00
  Oncore & Firstar Oncore Xtra.....       85,784    $  6.032939   $    517,530      1.4%      -39.67%      0.00%       5/1/00
                                     ------------                 ------------
                                         527,220                  $  3,183,142
                                     ------------                 ------------
BRISTOL SUBACCOUNT
2004
  Top Tradition....................        6,694    $ 11.039073   $     73,896      1.1%        7.44%      0.90%
  Top Plus.........................       12,814    $ 11.097582   $    142,201      0.9%        7.65%      0.95%
  Top Explorer.....................       37,425    $ 10.980911   $    410,958      1.3%        7.23%      1.09%
  Oncore Flex......................          635    $ 10.923170   $      6,941      1.5%        7.01%      1.06%
  Oncore & Firstar Oncore Value....       12,661    $ 11.097582   $    140,506      0.9%        7.65%      1.33%
  Oncore & Firstar Oncore
     Premier.......................       40,686    $ 10.951971   $    445,597      1.4%        7.12%      1.12%
  Oncore & Firstar Oncore Xtra.....       44,385    $ 10.951971   $    486,099      1.4%        7.12%      1.12%
  Oncore Lite......................        4,790    $ 10.951971   $     52,464      1.4%        7.12%      1.12%
                                     ------------                 ------------
                                         160,090                  $  1,758,662
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
OHIO NATIONAL FUND, INC.: (CONTINUED)
BRISTOL SUBACCOUNT (CONTINUED)
2003
  Top Tradition....................        6,755    $ 10.274749   $     69,401      1.1%       31.02%      0.48%
  Top Plus.........................        8,601    $ 10.308725   $     88,661      0.9%       31.28%      0.46%
  Top Explorer.....................       34,505    $ 10.240892   $    353,366      1.3%       30.76%      0.59%
  Oncore Flex......................          637    $ 10.207211   $      6,498      1.5%       30.50%      1.52%
  Oncore Value.....................        9,401    $ 10.308725   $     96,912      0.9%       31.28%      0.33%
  Oncore Premier...................       41,234    $ 10.224018   $    421,579      1.4%       30.63%      0.78%
  Oncore & Firstar Oncore Xtra.....       31,261    $ 10.224018   $    319,617      1.4%       30.63%      0.78%
  Oncore Lite......................        1,368    $ 10.224018   $     13,986      1.4%       30.63%      0.78%
                                     ------------                 ------------
                                         133,762                  $  1,370,020
                                     ------------                 ------------
2002
  Top Tradition....................        2,114    $  7.842290   $     16,579      1.1%      -21.58%      0.00%       5/1/02
  Top Plus.........................        4,625    $  7.852697   $     36,321      0.9%      -21.47%      0.00%       5/1/02
  Top Explorer.....................       15,474    $  7.831903   $    121,193      1.3%      -21.68%      0.00%       5/1/02
  Oncore Value.....................        9,173    $  7.852697   $     72,037      0.9%      -21.47%      0.00%       5/1/02
  Oncore Premier...................        5,413    $  7.826725   $     42,360      1.4%      -21.73%      0.00%       5/1/02
  Oncore Xtra......................        5,313    $  7.826725   $     41,582      1.4%      -21.73%      0.00%       5/1/02
  Oncore Lite......................          576    $  7.826725   $      4,507      1.4%      -21.73%      0.00%       5/1/02
                                     ------------                 ------------
                                          42,688                  $    334,579
                                     ------------                 ------------
BRYTON GROWTH SUBACCOUNT
2004
  Top Tradition....................        9,643    $  9.741115   $     93,929      1.1%        6.33%      0.00%
  Top Plus.........................       11,068    $  9.792756   $    108,383      0.9%        6.54%      0.00%
  Top Explorer.....................       24,711    $  9.689786   $    239,446      1.3%        6.12%      0.00%
  Oncore Flex......................          142    $  9.638831   $      1,372      1.5%        5.91%      0.00%
  Oncore Value.....................       20,773    $  9.792756   $    203,422      0.9%        6.54%      0.00%
  Oncore Premier...................       42,009    $  9.664253   $    405,985      1.4%        6.01%      0.00%
  Oncore & Firstar Oncore Xtra.....       76,016    $  9.664253   $    734,640      1.4%        6.01%      0.00%
  Oncore Lite......................        3,324    $  9.664253   $     32,123      1.4%        6.01%      0.00%
                                     ------------                 ------------
                                         187,686                  $  1,819,300
                                     ------------                 ------------
2003
  Top Tradition....................       13,953    $  9.161204   $    127,830      1.1%       34.14%      0.00%
  Top Plus.........................        9,615    $  9.191509   $     88,378      0.9%       34.40%      0.00%
  Top Explorer.....................       24,726    $  9.131024   $    225,776      1.3%       33.87%      0.00%
  Oncore Value.....................       14,798    $  9.191509   $    136,013      0.9%       34.40%      0.00%
  Oncore Premier...................       40,264    $  9.115981   $    367,051      1.4%       33.74%      0.00%
  Oncore Xtra......................       45,266    $  9.115981   $    412,642      1.4%       33.74%      0.00%
  Oncore Lite......................        2,113    $  9.115981   $     19,259      1.4%       33.74%      0.00%
                                     ------------                 ------------
                                         150,735                  $  1,376,949
                                     ------------                 ------------
2002
  Top Tradition....................        3,554    $  6.829705   $     24,272      1.1%      -31.70%      0.00%       5/1/02
  Top Plus.........................        7,090    $  6.838775   $     48,485      0.9%      -31.61%      0.00%       5/1/02
  Top Explorer.....................       14,319    $  6.820655   $     97,662      1.3%      -31.79%      0.00%       5/1/02
  Oncore Value.....................        9,188    $  6.838775   $     62,838      0.9%      -31.61%      0.00%       5/1/02
  Oncore Premier...................       18,551    $  6.816137   $    126,448      1.4%      -31.84%      0.00%       5/1/02
  Oncore Xtra......................        6,525    $  6.816137   $     44,475      1.4%      -31.84%      0.00%       5/1/02
  Oncore Lite......................          690    $  6.816137   $      4,702      1.4%      -31.84%      0.00%       5/1/02
                                     ------------                 ------------
                                          59,917                  $    408,882
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
OHIO NATIONAL FUND, INC.: (CONTINUED)
US EQUITY SUBACCOUNT
2004
  Oncore Flex......................        3,337    $ 11.595024   $     38,690      1.5%       15.95%      0.00%       5/3/04
  Oncore Value.....................       28,484    $ 11.640680   $    331,579      0.9%       16.41%      0.00%       5/3/04
  Oncore & Firstar Oncore
     Premier.......................      190,848    $ 11.602603   $  2,214,332      1.4%       16.03%      0.00%       5/3/04
  Oncore & Firstar Oncore Xtra.....       59,312    $ 11.602603   $    688,173      1.4%       16.03%      0.00%       5/3/04
  Oncore Lite......................      123,625    $ 11.602603   $  1,434,373      1.4%       16.03%      0.00%       5/3/04
                                     ------------                 ------------
                                         405,606                  $  4,707,147
                                     ------------                 ------------
BALANCED SUBACCOUNT
2004
  Oncore & Firstar Oncore Flex.....          178    $ 11.218760   $      1,998      1.5%       12.19%      0.00%       5/3/04
  Oncore Value.....................        7,633    $ 11.262923   $     85,969      0.9%       12.63%      0.00%       5/3/04
  Oncore & Firstar Oncore
     Premier.......................       28,154    $ 11.226079   $    316,065      1.4%       12.26%      0.00%       5/3/04
  Oncore Xtra......................       53,809    $ 11.226079   $    604,060      1.4%       12.26%      0.00%       5/3/04
  Oncore Lite......................       58,596    $ 11.226079   $    657,805      1.4%       12.26%      0.00%       5/3/04
                                     ------------                 ------------
                                         148,370                  $  1,665,897
                                     ------------                 ------------
COVERED CALL SUBACCOUNT
2004
  Oncore Flex......................        3,003    $ 10.644429   $     31,962      1.5%        6.44%      0.00%       5/3/04
  Oncore Value.....................       28,221    $ 10.686342   $    301,580      0.9%        6.86%      0.00%       5/3/04
  Oncore & Firstar Oncore
     Premier.......................       11,817    $ 10.651383   $    125,872      1.4%        6.51%      0.00%       5/3/04
  Oncore & Firstar Oncore Xtra.....       63,366    $ 10.651383   $    674,940      1.4%        6.51%      0.00%       5/3/04
  Oncore & Firstar Oncore Lite.....       77,546    $ 10.651383   $    825,967      1.4%        6.51%      0.00%       5/3/04
                                     ------------                 ------------
                                         183,953                  $  1,960,321
                                     ------------                 ------------
DOW TARGET 10 PORTFOLIOS: (NOTE 5)
FIRST QUARTER SUBACCOUNT
2004
  Top Tradition....................        1,889    $ 10.913089   $     20,610      1.1%        2.09%      0.00%
  Top Plus.........................          491    $ 11.021522   $      5,414      0.9%        2.29%      0.00%
  Top Explorer.....................          941    $ 10.805814   $     10,165      1.3%        1.88%      0.00%
  Oncore Flex......................       23,583    $ 10.679548   $    251,858      1.5%        1.68%      0.00%
  Oncore & Firstar Oncore Value....       31,655    $ 11.065824   $    350,294      0.9%        2.29%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      144,729    $ 10.742820   $  1,554,795      1.4%        1.78%      0.00%
  Oncore & Firstar Oncore Xtra.....       39,970    $ 10.742820   $    429,386      1.4%        1.78%      0.00%
  Oncore Lite......................       15,564    $ 10.742820   $    167,202      1.4%        1.78%      0.00%
                                     ------------                 ------------
                                         258,822                  $  2,789,724
                                     ------------                 ------------
2003
  Top Tradition....................        1,589    $ 10.689982   $     16,981      1.1%       23.88%      3.26%
  Top Explorer.....................        3,025    $ 10.605901   $     32,086      1.3%       23.64%      3.25%
  Oncore Flex......................       28,325    $ 10.502718   $    297,487      1.5%       23.40%      3.25%
  Oncore & Firstar Oncore Value....       37,842    $ 10.818103   $    409,382      0.9%       24.13%      3.10%
  Oncore & Firstar Oncore
     Premier.......................      153,537    $ 10.554517   $  1,620,518      1.4%       23.52%      3.18%
  Oncore & Firstar Oncore Xtra.....       27,667    $ 10.554517   $    292,010      1.4%       23.52%      3.18%
  Oncore Lite......................        7,386    $ 10.554517   $     77,951      1.4%       23.52%      3.18%
                                     ------------                 ------------
                                         259,371                  $  2,746,415
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
DOW TARGET 10 PORTFOLIOS: (NOTE 5) (CONTINUED)
FIRST QUARTER SUBACCOUNT (CONTINUED)
2002
  Top Tradition....................           63    $  8.628992   $        540      1.1%      -11.72%      2.01%
  Top Explorer.....................          112    $  8.578048   $        964      1.3%      -11.89%      3.15%
  Oncore Flex......................          492    $  8.511345   $      4,191      1.5%      -12.07%      2.89%
  Oncore & Firstar Oncore Value....       14,343    $  8.715175   $    125,005      0.9%      -11.54%      2.74%
  Oncore & Firstar Oncore
     Premier.......................       25,594    $  8.544896   $    218,690      1.4%      -11.98%      2.93%
  Oncore & Firstar Oncore Xtra.....        2,225    $  8.544896   $     19,015      1.4%      -11.98%      2.93%
  Oncore Lite......................          933    $  8.544896   $      7,972      1.4%      -11.98%      2.93%
                                     ------------                 ------------
                                          43,762                  $    376,377
                                     ------------                 ------------
2001
  Top Tradition....................          264    $  9.774322   $      2,576      1.1%       -4.57%      1.67%
  Top Explorer.....................           48    $  9.735872   $        467      1.3%       -4.76%      1.65%
  Oncore Flex......................          725    $  9.679279   $      7,020      1.5%       -4.95%      1.64%
  Oncore & Firstar Oncore Value....       24,143    $  9.852414   $    237,865      0.9%       -4.38%      1.65%
  Oncore & Firstar Oncore
     Premier.......................       29,963    $  9.707846   $    290,888      1.4%       -4.86%      1.62%
  Oncore & Firstar Oncore Xtra.....          733    $  9.707846   $      7,112      1.4%       -4.86%      1.62%
                                     ------------                 ------------
                                          55,876                  $    545,928
                                     ------------                 ------------
2000
  Top Tradition....................          219    $ 10.242696   $      2,243      1.1%        2.43%      2.94%       1/3/00
  Oncore Flex......................          740    $ 10.183492   $      7,537      1.5%        0.29%      1.97%
  Oncore & Firstar Oncore Value....       23,921    $ 10.304007   $    246,485      0.9%        0.88%      2.04%
  Oncore & Firstar Oncore
     Premier.......................       35,036    $ 10.203424   $    357,487      1.4%        0.39%      2.46%
                                     ------------                 ------------
                                          59,916                  $    613,752
                                     ------------                 ------------
FEBRUARY SUBACCOUNT
2002
  Top Tradition....................        1,581    $  9.415504   $     14,889      1.1%      -11.16%      4.35%
  Top Explorer.....................        1,932    $  9.361415   $     18,083      1.3%      -11.33%      4.27%
  Oncore Flex......................       22,458    $  9.138457   $    205,228      1.5%      -11.51%      4.97%
  Oncore & Firstar Oncore Value....       11,033    $  9.353078   $    103,188      0.9%      -10.98%      3.99%
  Oncore & Firstar Oncore
     Premier.......................       52,528    $  9.173787   $    481,884      1.4%      -11.42%      4.04%
  Oncore & Firstar Oncore Xtra.....        2,576    $  9.173787   $     23,636      1.4%      -11.42%      4.04%
  Oncore Lite......................          632    $  9.173787   $      5,796      1.4%      -11.42%      4.04%
                                     ------------                 ------------
                                          92,740                  $    852,704
                                     ------------                 ------------
2001
  Top Tradition....................        1,216    $ 10.597795   $     12,884      1.1%       -5.49%      1.73%
  Top Explorer.....................        1,377    $ 10.557785   $     14,543      1.3%       -5.67%      1.75%
  Oncore Flex......................       30,185    $ 10.326726   $    311,708      1.5%       -5.86%      1.73%
  Oncore & Firstar Oncore Value....       15,392    $ 10.506686   $    161,721      0.9%       -5.30%      1.67%
  Oncore & Firstar Oncore
     Premier.......................       62,475    $ 10.356416   $    647,023      1.4%       -5.77%      1.75%
  Oncore & Firstar Oncore Xtra.....        1,676    $ 10.356416   $     17,356      1.4%       -5.77%      1.75%
                                     ------------                 ------------
                                         112,321                  $  1,165,235
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
DOW TARGET 10 PORTFOLIOS: (NOTE 5) (CONTINUED)
FEBRUARY SUBACCOUNT (CONTINUED)
2000
  Top Tradition....................        1,302    $ 11.212854   $     14,602      1.1%       12.13%      3.77%       2/1/00
  Top Explorer.....................        1,332    $ 11.192764   $     14,904      1.3%       11.93%      3.80%       2/1/00
  Oncore Flex......................       31,985    $ 10.969565   $    350,859      1.5%        4.09%      3.57%
  Oncore & Firstar Oncore Value....       20,155    $ 11.094360   $    223,612      0.9%        4.71%      2.87%
  Oncore & Firstar Oncore
     Premier.......................       64,168    $ 10.990200   $    705,219      1.4%        4.20%      3.48%
  Oncore Xtra......................        1,621    $ 10.990200   $     17,817      1.4%       11.83%      3.48%       2/1/00
                                     ------------                 ------------
                                         120,563                  $  1,327,013
                                     ------------                 ------------
MARCH SUBACCOUNT
2002
  Top Tradition....................          316    $ 10.180415   $      3,215      1.1%      -11.65%      4.17%
  Top Explorer.....................          442    $ 10.123510   $      4,472      1.3%      -11.83%      5.06%
  Oncore Flex......................        8,515    $  8.711499   $     74,175      1.5%      -12.00%      4.07%
  Oncore & Firstar Oncore Value....       14,966    $  8.912035   $    133,377      0.9%      -11.48%      4.08%
  Oncore & Firstar Oncore
     Premier.......................       66,995    $  8.744519   $    585,844      1.4%      -11.91%      4.15%
  Oncore & Firstar Oncore Xtra.....        3,048    $  8.744519   $     26,656      1.4%      -11.91%      4.15%
  Oncore Lite......................        1,048    $  8.744519   $      9,166      1.4%      -11.91%      4.15%
                                     ------------                 ------------
                                          95,330                  $    836,905
                                     ------------                 ------------
2001
  Top Tradition....................          285    $ 11.523204   $      3,285      1.1%       -6.01%      1.80%
  Top Explorer.....................           91    $ 11.481491   $      1,049      1.3%       -6.20%      1.83%
  Oncore Flex......................        9,713    $  9.899611   $     96,156      1.5%       -6.38%      1.67%
  Oncore & Firstar Oncore Value....       18,688    $ 10.067556   $    188,146      0.9%       -5.82%      1.69%
  Oncore & Firstar Oncore
     Premier.......................       72,336    $  9.927334   $    718,094      1.4%       -6.29%      1.68%
  Oncore & Firstar Oncore Xtra.....          184    $  9.927334   $      1,827      1.4%       -6.29%      1.68%
                                     ------------                 ------------
                                         101,297                  $  1,008,557
                                     ------------                 ------------
2000
  Top Tradition....................          214    $ 12.259823   $      2,623      1.1%       22.60%      2.04%       3/1/00
  Top Explorer.....................           49    $ 12.239770   $        599      1.3%       22.40%      2.03%       3/1/00
  Oncore Flex......................       10,334    $ 10.574394   $    109,272      1.5%        4.73%      1.73%
  Oncore & Firstar Oncore Value....       19,092    $ 10.689820   $    204,094      0.9%        5.35%      2.33%
  Oncore & Firstar Oncore
     Premier.......................       86,194    $ 10.593495   $    913,100      1.4%        4.83%      1.84%
  Oncore Xtra......................          125    $ 10.593495   $      1,324      1.4%       22.30%      1.84%       3/1/00
                                     ------------                 ------------
                                         116,008                  $  1,231,012
                                     ------------                 ------------
SECOND QUARTER SUBACCOUNT
2004
  Top Tradition....................          467    $ 12.620548   $      5,888      1.1%        0.82%      0.00%
  Top Explorer.....................        2,155    $ 12.502660   $     26,938      1.3%        0.62%      0.00%
  Oncore Flex......................        1,299    $ 11.570552   $     15,026      1.5%        0.42%      0.00%
  Oncore & Firstar Oncore Value....       30,100    $ 11.972150   $    360,360      0.9%        1.02%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      155,610    $ 11.636337   $  1,810,745      1.4%        0.52%      0.00%
  Oncore & Firstar Oncore Xtra.....       65,873    $ 11.636337   $    766,526      1.4%        0.52%      0.00%
  Oncore & Firstar Oncore Lite.....       13,728    $ 11.636337   $    159,745      1.4%        0.52%      0.00%
                                     ------------                 ------------
                                         269,232                  $  3,145,228
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
DOW TARGET 10 PORTFOLIOS: (NOTE 5) (CONTINUED)
SECOND QUARTER SUBACCOUNT (CONTINUED)
2003
  Top Tradition....................          385    $ 12.518333   $      4,821      1.1%       26.97%      2.80%
  Top Explorer.....................        2,252    $ 12.426010   $     27,989      1.3%       26.72%      2.93%
  Oncore Flex......................        1,446    $ 11.522391   $     16,665      1.5%       26.47%      2.72%
  Oncore & Firstar Oncore Value....       30,998    $ 11.851641   $    367,382      0.9%       27.22%      2.76%
  Oncore & Firstar Oncore
     Premier.......................      165,780    $ 11.576462   $  1,919,135      1.4%       26.59%      2.89%
  Oncore & Firstar Oncore Xtra.....       79,238    $ 11.576462   $    917,292      1.4%       26.59%      2.89%
  Oncore Lite......................        8,352    $ 11.576462   $     96,691      1.4%       26.59%      2.89%
                                     ------------                 ------------
                                         288,451                  $  3,349,975
                                     ------------                 ------------
2002
  Top Tradition....................            3    $  9.859315   $         32      1.1%       -7.63%      2.06%
  Top Explorer.....................          263    $  9.805947   $      2,577      1.3%       -7.81%      2.12%
  Oncore Flex......................          923    $  9.110784   $      8,409      1.5%       -7.99%      3.01%
  Oncore & Firstar Oncore Value....       12,414    $  9.315805   $    115,643      0.9%       -7.44%      4.21%
  Oncore & Firstar Oncore
     Premier.......................       62,170    $  9.144547   $    568,521      1.4%       -7.90%      4.39%
  Oncore & Firstar Oncore Xtra.....        3,466    $  9.144547   $     31,698      1.4%       -7.90%      4.39%
  Oncore Lite......................          516    $  9.144547   $      4,719      1.4%       -7.90%      4.39%
                                     ------------                 ------------
                                          79,755                  $    731,599
                                     ------------                 ------------
2001
  Top Explorer.....................          101    $ 10.636662   $      1,078      1.3%       -3.36%      1.88%
  Oncore Flex......................        1,455    $  9.902143   $     14,403      1.5%       -3.55%      1.78%
  Oncore & Firstar Oncore Value....       22,941    $ 10.065069   $    230,906      0.9%       -2.97%      1.79%
  Oncore & Firstar Oncore
     Premier.......................      100,471    $  9.929047   $    997,570      1.4%       -3.45%      1.77%
  Oncore & Firstar Oncore Xtra.....        1,239    $  9.929047   $     12,307      1.4%       -3.45%      1.77%
                                     ------------                 ------------
                                         126,207                  $  1,256,264
                                     ------------                 ------------
2000
  Top Explorer.....................           50    $ 11.006256   $        550      1.3%       10.06%      1.86%       4/3/00
  Oncore Flex......................        1,836    $ 10.266586   $     18,847      1.5%        1.03%      1.95%
  Oncore & Firstar Oncore Value....       26,576    $ 10.373442   $    275,688      0.9%        1.63%      2.21%
  Oncore & Firstar Oncore
     Premier.......................      111,285    $ 10.284273   $  1,144,483      1.4%        1.13%      1.84%
  Oncore Xtra......................          510    $ 10.284273   $      5,250      1.4%       15.03%      1.84%       4/3/00
                                     ------------                 ------------
                                         140,257                  $  1,444,818
                                     ------------                 ------------
MAY SUBACCOUNT
2002
  Top Tradition....................          349    $ 10.234544   $      3,573      1.1%       -8.93%      3.08%
  Top Explorer.....................        1,594    $ 10.180683   $     16,227      1.3%       -9.11%      3.23%
  Oncore & Firstar Oncore Value....       15,461    $  8.436159   $    130,431      0.9%       -8.75%      3.59%
  Oncore & Firstar Oncore
     Premier.......................       61,041    $  8.284283   $    505,682      1.4%       -9.20%      3.64%
  Oncore & Firstar Oncore Xtra.....       11,143    $  8.284283   $     92,311      1.4%       -9.20%      3.64%
  Oncore Lite......................          627    $  8.284283   $      5,193      1.4%       -9.20%      3.64%
                                     ------------                 ------------
                                          90,215                  $    753,417
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
DOW TARGET 10 PORTFOLIOS: (NOTE 5) (CONTINUED)
MAY SUBACCOUNT (CONTINUED)
2001
  Top Tradition....................            8    $ 11.238224   $         88      1.1%       -2.58%      1.63%
  Top Explorer.....................          222    $ 11.201228   $      2,485      1.3%       -2.77%      1.66%
  Oncore Flex......................        1,112    $  9.099753   $     10,116      1.5%       -2.97%      1.66%
  Oncore & Firstar Oncore Value....       18,283    $  9.245139   $    169,028      0.9%       -2.39%      1.64%
  Oncore & Firstar Oncore
     Premier.......................       77,593    $  9.123748   $    707,949      1.4%       -2.87%      1.61%
  Oncore & Firstar Oncore Xtra.....        1,703    $  9.123748   $     15,536      1.4%       -2.87%      1.61%
                                     ------------                 ------------
                                          98,921                  $    905,202
                                     ------------                 ------------
2000
  Top Tradition....................            8    $ 11.535915   $         93      1.1%       15.36%      1.53%       5/1/00
  Top Explorer.....................          179    $ 11.520842   $      2,059      1.3%       15.21%      1.53%       5/1/00
  Oncore Flex......................        1,223    $  9.378002   $     11,466      1.5%       12.79%      1.39%
  Oncore & Firstar Oncore Value....       17,082    $  9.471169   $    161,785      0.9%       13.46%      1.94%
  Oncore & Firstar Oncore
     Premier.......................       88,111    $  9.393413   $    827,668      1.4%       12.90%      1.68%
  Oncore Xtra......................          148    $  9.393413   $      1,393      1.4%       15.13%      1.68%       5/1/00
                                     ------------                 ------------
                                         106,751                  $  1,004,464
                                     ------------                 ------------
JUNE SUBACCOUNT
2002
  Top Tradition....................          131    $  9.588094   $      1,260      1.1%       -8.62%      3.38%
  Top Explorer.....................          317    $  9.539217   $      3,020      1.3%       -8.80%      3.41%
  Oncore Flex......................          891    $  7.998160   $      7,128      1.5%       -8.98%      3.32%
  Oncore & Firstar Oncore Value....       15,904    $  8.170105   $    129,936      0.9%       -8.43%      3.31%
  Oncore & Firstar Oncore
     Premier.......................       55,658    $  8.026498   $    446,735      1.4%       -8.89%      3.37%
  Oncore & Firstar Oncore Xtra.....       57,647    $  8.026498   $    462,707      1.4%       -8.89%      3.37%
  Oncore Lite......................          749    $  8.026498   $      6,014      1.4%       -8.89%      3.37%
                                     ------------                 ------------
                                         131,297                  $  1,056,800
                                     ------------                 ------------
2001
  Top Tradition....................           70    $ 10.492033   $        730      1.1%       -2.39%      1.06%
  Top Explorer.....................          317    $ 10.459236   $      3,313      1.3%       -2.58%      1.63%
  Oncore Flex......................        1,186    $  8.786883   $     10,420      1.5%       -2.78%      1.51%
  Oncore & Firstar Oncore Value....       18,360    $  8.922657   $    163,821      0.9%       -2.19%      1.50%
  Oncore & Firstar Oncore
     Premier.......................       72,427    $  8.809318   $    638,034      1.4%       -2.68%      1.52%
  Oncore & Firstar Oncore Xtra.....       14,025    $  8.809318   $    123,554      1.4%       -2.68%      1.52%
                                     ------------                 ------------
                                         106,385                  $    939,872
                                     ------------                 ------------
2000
  Top Explorer.....................          221    $ 10.736569   $      2,377      1.3%        7.37%      1.70%       6/1/00
  Oncore Flex......................        1,343    $  9.037798   $     12,141      1.5%        0.81%      1.67%
  Oncore & Firstar Oncore Value....       21,261    $  9.122863   $    193,962      0.9%        1.41%      1.90%
  Oncore & Firstar Oncore
     Premier.......................       93,647    $  9.051886   $    847,676      1.4%        0.91%      1.81%
  Oncore Xtra......................          708    $  9.051886   $      6,412      1.4%        7.30%      1.81%       6/1/00
                                     ------------                 ------------
                                         117,180                  $  1,062,568
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
DOW TARGET 10 PORTFOLIOS: (NOTE 5) (CONTINUED)
THIRD QUARTER SUBACCOUNT
2004
  Top Tradition....................        2,487    $ 12.665868   $     31,496      1.1%        2.21%      0.00%
  Top Explorer.....................        8,719    $ 12.553757   $    109,462      1.3%        2.01%      0.00%
  Oncore & Firstar Oncore Flex.....       11,626    $  9.736068   $    113,189      1.5%        1.81%      0.00%
  Oncore & Firstar Oncore Value....       74,755    $ 10.059185   $    751,972      0.9%        2.42%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      155,269    $  9.789027   $  1,519,938      1.4%        1.91%      0.00%
  Oncore & Firstar Oncore Xtra.....       46,071    $  9.789027   $    450,986      1.4%        1.91%      0.00%
  Oncore Lite......................       30,819    $  9.789027   $    301,687      1.4%        1.91%      0.00%
                                     ------------                 ------------
                                         329,746                  $  3,278,730
                                     ------------                 ------------
2003
  Top Tradition....................        2,474    $ 12.391628   $     30,659      1.1%       23.11%      3.07%
  Top Explorer.....................        8,658    $ 12.306306   $    106,552      1.3%       22.87%      2.02%
  Oncore & Firstar Oncore Flex.....       11,291    $  9.563072   $    107,974      1.5%       22.63%      3.19%
  Oncore & Firstar Oncore Value....       63,987    $  9.821865   $    628,468      0.9%       23.36%      3.04%
  Oncore & Firstar Oncore
     Premier.......................      169,253    $  9.605588   $  1,625,778      1.4%       22.75%      2.93%
  Oncore & Firstar Oncore Xtra.....       56,680    $  9.605588   $    544,440      1.4%       22.75%      3.03%
  Oncore Lite......................       16,272    $  9.605588   $    156,305      1.4%       22.75%      3.03%
                                     ------------                 ------------
                                         328,615                  $  3,200,176
                                     ------------                 ------------
2002
  Top Tradition....................          688    $ 10.065103   $      6,925      1.1%       -9.51%      3.19%
  Top Plus.........................        1,160    $ 10.114945   $     11,732      0.9%       -9.34%      1.70%
  Top Explorer.....................          192    $ 10.015563   $      1,927      1.3%       -9.69%      2.57%
  Oncore Flex......................          338    $  7.798307   $      2,637      1.5%       -9.87%      2.40%
  Oncore & Firstar Oncore Value....       35,258    $  7.962073   $    280,727      0.9%       -9.34%      2.50%
  Oncore & Firstar Oncore
     Premier.......................       68,176    $  7.825283   $    533,493      1.4%       -9.78%      2.45%
  Oncore & Firstar Oncore Xtra.....       16,111    $  7.825283   $    126,075      1.4%       -9.78%      2.45%
  Oncore Lite......................        1,289    $  7.825283   $     10,087      1.4%       -9.78%      2.45%
                                     ------------                 ------------
                                         123,212                  $    973,603
                                     ------------                 ------------
2001
  Top Tradition....................          166    $ 11.123504   $      1,848      1.1%       -4.43%      1.82%
  Top Explorer.....................          153    $ 11.090680   $      1,692      1.3%       -4.62%      1.65%
  Oncore Flex......................          455    $  8.652487   $      3,940      1.5%       -4.81%      0.93%
  Oncore & Firstar Oncore Value....       32,826    $  8.781917   $    288,271      0.9%       -4.24%      1.59%
  Oncore & Firstar Oncore
     Premier.......................       80,730    $  8.673860   $    700,246      1.4%       -4.71%      1.58%
  Oncore & Firstar Oncore Xtra.....        9,709    $  8.673860   $     84,212      1.4%       -4.71%      1.58%
                                     ------------                 ------------
                                         124,039                  $  1,080,209
                                     ------------                 ------------
2000
  Top Tradition....................            3    $ 11.638858   $         31      1.1%       16.39%      0.84%       7/3/00
  Top Explorer.....................           97    $ 11.627611   $      1,124      1.3%       16.28%      0.84%       7/3/00
  Oncore Flex......................          117    $  9.089407   $      1,065      1.5%        2.80%      1.80%
  Oncore & Firstar Oncore Value....       34,206    $  9.170518   $    313,690      0.9%        3.41%      1.80%
  Oncore & Firstar Oncore
     Premier.......................       92,030    $  9.102829   $    837,734      1.4%        2.90%      1.74%
  Oncore Xtra......................           34    $  9.102829   $        311      1.4%       19.08%      1.74%       7/3/00
                                     ------------                 ------------
                                         126,487                  $  1,153,955
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
DOW TARGET 10 PORTFOLIOS:
  (NOTE 5) (CONTINUED)
AUGUST SUBACCOUNT
2002
  Top Tradition....................          234    $  9.674458   $      2,267      1.1%       -8.58%      3.17%
  Top Explorer.....................        8,676    $  9.628330   $     83,531      1.3%       -8.76%      3.31%
  Oncore Flex......................        5,113    $  7.770595   $     39,735      1.5%       -8.94%      2.65%
  Oncore & Firstar Oncore Value....        9,922    $  7.930049   $     78,681      0.9%       -8.39%      2.60%
  Oncore & Firstar Oncore
     Premier.......................       43,564    $  7.796877   $    339,662      1.4%       -8.85%      2.67%
  Oncore & Firstar Oncore Xtra.....       10,763    $  7.796877   $     83,920      1.4%       -8.85%      2.67%
  Oncore Lite......................        1,914    $  7.796877   $     14,923      1.4%       -8.85%      2.67%
                                     ------------                 ------------
                                          80,186                  $    642,719
                                     ------------                 ------------
2001
  Top Tradition....................          137    $ 10.581981   $      1,446      1.1%       -4.11%      2.08%
  Top Explorer.....................        3,648    $ 10.552392   $     38,494      1.3%       -4.30%      1.86%
  Oncore Flex......................        5,320    $  8.533203   $     45,396      1.5%       -4.49%      1.65%
  Oncore & Firstar Oncore Value....       12,287    $  8.656762   $    106,361      0.9%       -3.92%      1.66%
  Oncore & Firstar Oncore
     Premier.......................       57,718    $  8.553624   $    493,710      1.4%       -4.39%      1.60%
  Oncore Xtra......................        5,567    $  8.553624   $     47,618      1.4%       -4.39%      1.60%
                                     ------------                 ------------
                                          84,677                  $    733,025
                                     ------------                 ------------
2000
  Top Tradition....................           62    $ 11.035213   $        680      1.1%       10.35%      0.71%       8/1/00
  Top Explorer.....................        2,112    $ 11.026265   $     23,283      1.3%       10.26%      0.71%       8/1/00
  Oncore Flex......................        6,624    $  8.934124   $     59,176      1.5%        0.29%      2.04%
  Oncore & Firstar Oncore Value....       13,403    $  9.009581   $    120,754      0.9%        0.89%      1.78%
  Oncore & Firstar Oncore
     Premier.......................       77,541    $  8.946631   $    693,745      1.4%        0.39%      1.83%
  Oncore Xtra......................        3,971    $  8.946631   $     35,528      1.4%       10.72%      1.83%       8/1/00
                                     ------------                 ------------
                                         103,713                  $    933,166
                                     ------------                 ------------
SEPTEMBER SUBACCOUNT
2002
  Top Tradition....................        2,127    $  9.110959   $     19,381      1.1%       -8.86%      2.58%
  Top Explorer.....................          163    $  9.069034   $      1,481      1.3%       -9.04%      2.90%
  Oncore & Firstar Oncore Flex.....       12,137    $  7.692318   $     93,359      1.5%       -9.22%      2.50%
  Oncore & Firstar Oncore Value....       22,187    $  7.845961   $    174,075      0.9%       -8.68%      2.50%
  Oncore & Firstar Oncore
     Premier.......................       37,691    $  7.717646   $    290,889      1.4%       -9.13%      2.55%
  Oncore & Firstar Oncore Xtra.....        5,053    $  7.717646   $     38,999      1.4%       -9.13%      2.55%
  Oncore Lite......................          668    $  7.717646   $      5,155      1.4%       -9.13%      2.55%
                                     ------------                 ------------
                                          80,026                  $    623,339
                                     ------------                 ------------
2001
  Top Tradition....................        2,071    $  9.996512   $     20,705      1.1%       -5.07%      2.36%
  Top Explorer.....................          115    $  9.970224   $      1,142      1.3%       -5.26%      1.66%
  Oncore & Firstar Oncore Flex.....       12,905    $  8.473433   $    109,346      1.5%       -5.45%      1.38%
  Oncore & Firstar Oncore Value....       24,810    $  8.591526   $    213,162      0.9%       -4.88%      1.39%
  Oncore & Firstar Oncore
     Premier.......................       51,454    $  8.492948   $    437,001      1.4%       -5.35%      1.35%
  Oncore & Firstar Oncore Xtra.....        1,124    $  8.492948   $      9,547      1.4%       -5.35%      1.35%
  Oncore Lite......................          295    $  8.492948   $      2,503      1.4%       -4.52%      1.35%      4/17/01
                                     ------------                 ------------
                                          92,774                  $    793,406
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
DOW TARGET 10 PORTFOLIOS: (NOTE 5) (CONTINUED)
SEPTEMBER SUBACCOUNT (CONTINUED)
2000
  Top Tradition....................            2    $ 10.530600   $         22      1.1%        5.31%      0.57%       9/1/00
  Top Explorer.....................           50    $ 10.523827   $        526      1.3%        5.24%      0.58%       9/1/00
  Oncore & Firstar Oncore Flex.....       13,551    $  8.961699   $    121,443      1.5%        1.95%      2.11%
  Oncore & Firstar Oncore Value....       26,115    $  9.032539   $    235,883      0.9%        2.56%      1.77%
  Oncore & Firstar Oncore
     Premier.......................       65,224    $  8.973435   $    585,284      1.4%        2.05%      2.04%
  Oncore Xtra......................            2    $  8.973435   $         17      1.4%        5.20%      2.04%       9/1/00
                                     ------------                 ------------
                                         104,944                  $    943,175
                                     ------------                 ------------
FOURTH QUARTER SUBACCOUNT
2004
  Top Tradition....................        1,874    $ 12.947669   $     24,267      1.1%        0.04%      0.00%
  Top Plus.........................          348    $ 13.056995   $      4,543      0.9%        0.23%      0.00%
  Top Explorer.....................          738    $ 12.839375   $      9,480      1.3%       -0.16%      0.00%
  Oncore & Firstar Oncore Flex.....        8,286    $ 10.869807   $     90,062      1.5%       -0.36%      0.00%
  Oncore & Firstar Oncore Value....       24,956    $ 11.213748   $    279,851      0.9%        0.23%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       97,060    $ 10.926212   $  1,060,497      1.4%       -0.26%      0.00%
  Oncore & Firstar Oncore Xtra.....       41,599    $ 10.926212   $    454,522      1.4%       -0.26%      0.00%
  Oncore Lite......................       22,424    $ 10.926212   $    245,012      1.4%       -0.26%      0.00%
                                     ------------                 ------------
                                         197,285                  $  2,168,234
                                     ------------                 ------------
2003
  Top Tradition....................        1,882    $ 12.943122   $     24,357      1.1%       22.47%      2.74%
  Top Plus.........................          586    $ 13.026525   $      7,632      0.9%       22.71%      2.58%
  Top Explorer.....................        2,051    $ 12.860334   $     26,376      1.3%       22.23%      2.86%
  Oncore & Firstar Oncore Flex.....        9,876    $ 10.909110   $    107,740      1.5%       21.99%      2.59%
  Oncore & Firstar Oncore Value....       48,093    $ 11.187585   $    538,048      0.9%       22.71%      2.73%
  Oncore & Firstar Oncore
     Premier.......................      111,363    $ 10.954905   $  1,219,963      1.4%       22.11%      2.83%
  Oncore & Firstar Oncore Xtra.....       47,113    $ 10.954905   $    516,123      1.4%       22.11%      2.83%
  Oncore Lite......................        9,117    $ 10.954905   $     99,881      1.4%       22.11%      2.83%
                                     ------------                 ------------
                                         230,081                  $  2,540,120
                                     ------------                 ------------
2002
  Top Tradition....................          727    $ 10.568571   $      7,684      1.1%       -6.70%      2.48%
  Top Explorer.....................          169    $ 10.521716   $      1,780      1.3%       -6.89%      2.52%
  Oncore & Firstar Oncore Flex.....        8,445    $  8.942927   $     75,521      1.5%       -7.07%      2.43%
  Oncore & Firstar Oncore Value....       10,579    $  9.117076   $     96,453      0.9%       -6.52%      2.26%
  Oncore & Firstar Oncore
     Premier.......................       37,078    $  8.971626   $    332,645      1.4%       -6.98%      2.38%
  Oncore & Firstar Oncore Xtra.....       10,433    $  8.971626   $     93,600      1.4%       -6.98%      2.38%
  Oncore Lite......................        1,530    $  8.971626   $     13,727      1.4%       -6.98%      2.38%
                                     ------------                 ------------
                                          68,961                  $    621,410
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
DOW TARGET 10 PORTFOLIOS: (NOTE 5) (CONTINUED)
FOURTH QUARTER SUBACCOUNT (CONTINUED)
2001
  Top Tradition....................          620    $ 11.327983   $      7,023      1.1%       -2.66%      1.85%
  Top Explorer.....................          123    $ 11.300106   $      1,392      1.3%       -2.85%      1.61%
  Oncore & Firstar Oncore Flex.....        8,584    $  9.623510   $     82,605      1.5%       -3.04%      1.45%
  Oncore & Firstar Oncore Value....       14,100    $  9.752850   $    137,519      0.9%       -2.46%      1.48%
  Oncore & Firstar Oncore
     Premier.......................       48,811    $  9.644863   $    470,769      1.4%       -2.95%      1.43%
  Oncore & Firstar Oncore Xtra.....        3,228    $  9.644863   $     31,134      1.4%       -2.95%      1.43%
  Oncore Lite......................        1,073    $  9.644863   $     10,350      1.4%        0.55%      1.43%      4/17/01
                                     ------------                 ------------
                                          76,539                  $    740,792
                                     ------------                 ------------
2000
  Top Tradition....................           56    $ 11.637299   $        652      1.1%       16.37%      0.36%      10/1/00
  Top Explorer.....................           49    $ 11.631779   $        566      1.3%       16.32%      0.36%      10/1/00
  Oncore & Firstar Oncore Flex.....       11,164    $  9.925659   $    110,812      1.5%        7.50%      2.27%
  Oncore & Firstar Oncore Value....       13,715    $  9.999222   $    137,138      0.9%        8.14%      1.66%
  Oncore & Firstar Oncore
     Premier.......................       62,194    $  9.937828   $    618,074      1.4%        7.61%      2.32%
  Oncore Xtra......................          347    $  9.937828   $      3,444      1.4%       17.93%      2.96%      10/1/00
                                     ------------                 ------------
                                          87,525                  $    870,686
                                     ------------                 ------------
NOVEMBER SUBACCOUNT
2002
  Top Tradition....................        3,163    $  7.926971   $     25,072      1.1%      -13.99%      2.51%
  Top Plus.........................          894    $  7.976817   $      7,135      0.9%      -13.82%      3.33%
  Top Explorer.....................        1,456    $  7.877482   $     11,472      1.3%      -14.16%      2.47%
  Oncore Flex......................        2,701    $  7.828372   $     21,147      1.5%      -14.33%      2.25%
  Oncore & Firstar Oncore Value....       12,656    $  7.976817   $    100,953      0.9%      -13.82%      2.36%
  Oncore & Firstar Oncore
     Premier.......................       40,536    $  7.852855   $    318,319      1.4%      -14.24%      2.43%
  Oncore & Firstar Oncore Xtra.....       15,218    $  7.852855   $    119,503      1.4%      -14.24%      2.43%
  Oncore Lite......................          521    $  7.852855   $      4,092      1.4%      -14.24%      2.43%
                                     ------------                 ------------
                                          77,145                  $    607,693
                                     ------------                 ------------
2001
  Top Tradition....................        2,651    $  9.216288   $     24,431      1.1%       -2.42%      1.41%
  Top Plus.........................          214    $  9.255888   $      1,982      0.9%       -2.22%      1.36%
  Top Explorer.....................        1,240    $  9.176908   $     11,382      1.3%       -2.61%      2.21%
  Oncore Flex......................        4,590    $  9.137733   $     41,940      1.5%       -2.81%      1.39%
  Oncore & Firstar Oncore Value....       14,725    $  9.255888   $    136,289      0.9%       -2.22%      1.41%
  Oncore & Firstar Oncore
     Premier.......................       41,526    $  9.157275   $    380,269      1.4%       -2.71%      1.35%
  Oncore & Firstar Oncore Xtra.....       11,728    $  9.157275   $    107,397      1.4%       -2.71%      1.35%
  Oncore Lite......................          246    $  9.157275   $      2,250      1.4%       -0.32%      1.35%      4/17/01
                                     ------------                 ------------
                                          76,920                  $    705,940
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
DOW TARGET 10 PORTFOLIOS: (NOTE 5) (CONTINUED)
NOVEMBER SUBACCOUNT (CONTINUED)
2000
  Top Tradition....................        2,104    $  9.444713   $     19,870      1.1%       -6.43%      1.81%
  Top Plus.........................          227    $  9.466431   $      2,144      1.1%       -6.25%      1.67%
  Top Explorer.....................           57    $  9.423069   $        538      1.3%       -6.62%      2.11%
  Oncore Flex......................        3,401    $  9.401503   $     31,974      1.5%       -6.80%      1.76%
  Oncore & Firstar Oncore Value....       11,664    $  9.466431   $    110,424      0.9%       -6.25%      1.48%
  Oncore & Firstar Oncore
     Premier.......................       54,323    $  9.412267   $    511,308      1.4%       -6.71%      1.79%
  Oncore Xtra......................           70    $  9.412267   $        655      1.4%       -6.71%      1.79%
                                     ------------                 ------------
                                          71,846                  $    676,913
                                     ------------                 ------------
DECEMBER SUBACCOUNT
2002
  Top Tradition....................          237    $  8.263209   $      1,956      1.1%      -14.53%      4.20%
  Top Plus.........................          331    $  8.313818   $      2,754      0.9%      -14.36%      2.31%
  Top Explorer.....................        1,129    $  8.212927   $      9,270      1.3%      -14.70%      2.50%
  Oncore Flex......................          500    $  8.163072   $      4,082      1.5%      -14.86%      2.34%
  Oncore & Firstar Oncore Value....        8,368    $  8.313818   $     69,574      0.9%      -14.36%      2.29%
  Oncore & Firstar Oncore
     Premier.......................       27,878    $  8.187941   $    228,266      1.4%      -14.78%      2.45%
  Oncore & Firstar Oncore Xtra.....       10,013    $  8.187941   $     81,983      1.4%      -14.78%      2.45%
  Oncore Lite......................          800    $  8.187941   $      6,551      1.4%      -14.78%      2.45%
                                     ------------                 ------------
                                          49,256                  $    404,436
                                     ------------                 ------------
2001
  Top Tradition....................           61    $  9.667527   $        591      1.1%       -1.97%      1.28%
  Top Plus.........................          388    $  9.707487   $      3,766      0.9%       -1.77%      1.26%
  Top Explorer.....................          994    $  9.627760   $      9,572      1.3%       -2.17%      2.62%
  Oncore Flex......................          633    $  9.588243   $      6,066      1.5%       -2.36%      1.28%
  Oncore & Firstar Oncore Value....       10,587    $  9.707487   $    102,773      0.9%       -1.77%      1.28%
  Oncore & Firstar Oncore
     Premier.......................       30,835    $  9.607965   $    296,260      1.4%       -2.26%      1.26%
  Oncore & Firstar Oncore Xtra.....        7,532    $  9.607965   $     72,371      1.4%       -2.26%      1.26%
  Oncore Lite......................          256    $  9.607965   $      2,460      1.4%       -0.26%      1.26%      4/17/01
                                     ------------                 ------------
                                          51,286                  $    493,859
                                     ------------                 ------------
2000
  Top Tradition....................           62    $  9.861820   $        608      1.1%       -1.45%      2.15%
  Top Plus.........................          438    $  9.882898   $      4,331      0.9%       -1.26%      1.86%
  Top Explorer.....................           54    $  9.840814   $        535      1.3%       -1.65%      0.21%
  Oncore Flex......................          617    $  9.819899   $      6,056      1.5%       -1.84%      1.97%
  Oncore & Firstar Oncore Value....       10,636    $  9.882898   $    105,112      0.9%       -1.26%      1.53%
  Oncore & Firstar Oncore
     Premier.......................       40,467    $  9.830347   $    397,807      1.4%       -1.75%      1.78%
  Oncore Xtra......................        1,085    $  9.830347   $     10,667      1.4%       -1.75%      1.78%
                                     ------------                 ------------
                                          53,359                  $    525,116
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
DOW TARGET 5 PORTFOLIOS: (NOTE 5)
FIRST QUARTER SUBACCOUNT
2004
  Top I............................          182    $ 11.983597   $      2,178      1.1%        9.48%      0.00%
  Top Tradition....................          174    $ 11.983597   $      2,086      1.1%        9.48%      0.00%
  Top Explorer.....................          772    $ 11.865840   $      9,165      1.3%        9.26%      0.00%
  Oncore Value.....................          995    $ 12.102624   $     12,046      0.9%        9.70%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       23,813    $ 11.807403   $    281,166      1.4%        9.16%      0.00%
  Oncore Xtra......................       19,583    $ 11.807403   $    231,224      1.4%        9.16%      0.00%
  Oncore & Firstar Oncore Lite.....        4,015    $ 11.807403   $     47,407      1.4%        9.16%      0.00%
                                     ------------                 ------------
                                          49,534                  $    585,272
                                     ------------                 ------------
2003
  Top I............................          182    $ 10.945819   $      1,994      1.1%       18.25%      2.68%
  Top Tradition....................          274    $ 10.945819   $      3,004      1.1%       18.25%      2.65%
  Top Plus.........................        1,579    $ 11.032629   $     17,419      0.9%       18.48%      2.68%
  Top Explorer.....................        1,273    $ 10.859753   $     13,823      1.3%       18.02%      2.43%
  Oncore Value.....................          996    $ 11.032629   $     10,994      0.9%       18.48%      2.53%
  Oncore & Firstar Oncore
     Premier.......................       22,283    $ 10.816974   $    241,028      1.4%       17.90%      2.55%
  Oncore & Firstar Oncore Xtra.....       17,444    $ 10.816974   $    188,691      1.4%       17.90%      2.55%
  Oncore Lite......................        3,119    $ 10.816974   $     33,734      1.4%       17.90%      2.55%
                                     ------------                 ------------
                                          47,150                  $    510,687
                                     ------------                 ------------
2002
  Top Tradition....................           16    $  9.256458   $        145      1.1%      -13.55%      3.06%
  Top Explorer.....................          824    $  9.201833   $      7,586      1.3%      -13.72%      3.07%
  Oncore & Firstar Oncore
     Premier.......................        4,606    $  9.174638   $     42,255      1.4%      -13.81%      2.89%
  Oncore & Firstar Oncore Xtra.....        5,681    $  9.174638   $     52,124      1.4%      -13.81%      2.89%
  Oncore Lite......................        1,928    $  9.174638   $     17,691      1.4%      -13.81%      2.89%
                                     ------------                 ------------
                                          13,055                  $    119,801
                                     ------------                 ------------
2001
  Top Tradition....................           16    $ 10.707627   $        169      1.1%       -4.35%      1.93%
  Top Explorer.....................          782    $ 10.665537   $      8,345      1.3%       -4.54%      1.89%
  Oncore Flex......................            4    $ 10.623676   $         46      1.5%       -4.73%      1.89%
  Oncore Value.....................           65    $ 10.749930   $        701      0.9%       -4.16%      1.46%
  Oncore & Firstar Oncore
     Premier.......................        5,882    $ 10.644549   $     62,608      1.4%       -4.63%      1.86%
  Oncore & Firstar Oncore Xtra.....        6,131    $ 10.644549   $     65,253      1.4%       -4.63%      1.86%
                                     ------------                 ------------
                                          12,880                  $    137,122
                                     ------------                 ------------
2000
  Top Tradition....................           11    $ 11.194408   $        122      1.1%       11.94%      3.20%       1/3/00
  Top Explorer.....................          786    $ 11.172600   $      8,777      1.3%       11.73%      3.20%       1/3/00
  Oncore Value.....................          227    $ 11.216294   $      2,541      0.9%       12.16%      3.04%       1/3/00
  Oncore & Firstar Oncore
     Premier.......................        6,343    $ 11.161704   $     70,803      1.4%       11.62%      3.19%       1/3/00
  Oncore Xtra......................        6,015    $ 11.161704   $     67,140      1.4%       11.62%      3.19%       1/3/00
                                     ------------                 ------------
                                          13,382                  $    149,383
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
DOW TARGET 5 PORTFOLIOS: (NOTE 5) (CONTINUED)
FEBRUARY SUBACCOUNT
2002
  Top I............................           95    $ 10.766311   $      1,021      1.1%       -8.49%      2.77%
  Top Tradition....................            1    $ 10.766311   $         15      1.1%       -8.49%      2.79%
  Oncore Value.....................           26    $ 10.828569   $        281      0.9%       -8.31%      2.21%
  Oncore & Firstar Oncore
     Premier.......................        4,975    $ 10.673665   $     53,093      1.4%       -8.76%      2.73%
  Oncore & Firstar Oncore Xtra.....        7,960    $ 10.673665   $     84,961      1.4%       -8.76%      2.73%
  Oncore Lite......................          343    $ 10.673665   $      3,666      1.4%       -8.76%      2.73%
                                     ------------                 ------------
                                          13,400                  $    143,037
                                     ------------                 ------------
2001
  Top I............................           95    $ 11.765062   $      1,118      1.1%       -2.52%      2.01%
  Oncore Flex......................            4    $ 11.676483   $         49      1.5%       -2.91%      2.19%
  Oncore Value.....................           96    $ 11.809675   $      1,130      0.9%       -2.33%      1.85%
  Oncore & Firstar Oncore
     Premier.......................        5,028    $ 11.698512   $     58,819      1.4%       -2.81%      1.99%
  Oncore & Firstar Oncore Xtra.....        7,066    $ 11.698512   $     82,658      1.4%       -2.81%      1.99%
                                     ------------                 ------------
                                          12,289                  $    143,774
                                     ------------                 ------------
2000
  Top I............................           95    $ 12.069679   $      1,150      1.1%       20.70%      2.84%       2/1/00
  Oncore Value.....................          207    $ 12.091353   $      2,501      0.9%       20.91%      2.69%       2/1/00
  Oncore Premier...................        5,196    $ 12.037262   $     62,545      1.4%       20.37%      2.83%       2/1/00
  Oncore Xtra......................        3,674    $ 12.037262   $     44,222      1.4%       20.37%      2.83%       2/1/00
                                     ------------                 ------------
                                           9,172                  $    110,418
                                     ------------                 ------------
MARCH SUBACCOUNT
2002
  Top I............................           52    $ 11.504336   $        603      1.1%       -9.91%      3.31%
  Top Tradition....................          559    $ 11.504336   $      6,426      1.1%       -9.91%      4.36%
  Top Plus.........................        1,223    $ 11.569043   $     14,148      0.9%       -9.73%      4.38%
  Top Explorer.....................          350    $ 11.440015   $      4,008      1.5%      -10.09%      3.36%
  Oncore Value.....................          686    $ 11.569043   $      7,932      0.9%       -9.73%      4.21%
  Oncore & Firstar Oncore
     Premier.......................        5,191    $ 11.408008   $     59,224      1.4%      -10.18%      3.34%
  Oncore Xtra......................        4,124    $ 11.408008   $     47,049      1.4%      -10.18%      3.34%
  Oncore Lite......................          290    $ 11.408008   $      3,307      1.4%      -10.18%      3.34%
                                     ------------                 ------------
                                          12,475                  $    142,697
                                     ------------                 ------------
2001
  Top I............................           53    $ 12.769902   $        671      1.1%       -5.63%      1.59%
  Top Tradition....................            9    $ 12.769902   $        119      1.1%       -5.63%      1.58%
  Top Plus.........................          642    $ 12.816307   $      8,229      0.9%       -5.45%      1.32%
  Oncore Flex......................            4    $ 12.677705   $         48      1.5%       -6.01%      1.59%
  Oncore Value.....................           85    $ 12.816307   $      1,090      0.9%       -5.45%      1.32%
  Oncore & Firstar Oncore
     Premier.......................        6,159    $ 12.700642   $     78,234      1.4%       -5.92%      1.29%
  Oncore & Firstar Oncore Xtra.....        3,534    $ 12.700642   $     44,879      1.4%       -5.92%      1.29%
                                     ------------                 ------------
                                          10,486                  $    133,270
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
DOW TARGET 5 PORTFOLIOS: (NOTE 5) (CONTINUED)
MARCH SUBACCOUNT (CONTINUED)
2000
  Top Plus.........................          642    $ 13.554487   $      8,704      0.9%       35.54%      2.97%       3/1/00
  Oncore Value.....................           85    $ 13.554487   $      1,156      0.9%       35.54%      2.49%       3/1/00
  Oncore & Firstar Oncore
     Premier.......................        5,842    $ 13.499162   $     78,857      1.4%       34.99%      2.95%       3/1/00
  Oncore Xtra......................        3,334    $ 13.499162   $     45,007      1.4%       34.99%      2.95%       3/1/00
                                     ------------                 ------------
                                           9,903                  $    133,724
                                     ------------                 ------------
SECOND QUARTER SUBACCOUNT
2004
  Top I............................          384    $ 13.070210   $      5,025      1.1%        9.75%      0.00%
  Top Tradition....................          388    $ 13.070210   $      5,070      1.1%        9.75%      0.00%
  Oncore Value.....................          146    $ 13.193528   $      1,923      0.9%        9.97%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       19,312    $ 12.887587   $    248,884      1.4%        9.43%      0.00%
  Oncore Xtra......................       18,053    $ 12.887587   $    232,662      1.4%        9.43%      0.00%
  Oncore & Firstar Oncore Lite.....        1,334    $ 12.887587   $     17,187      1.4%        9.43%      0.00%
                                     ------------                 ------------
                                          39,617                  $    510,751
                                     ------------                 ------------
2003
  Top I............................          385    $ 11.908693   $      4,582      1.1%       21.91%      2.53%
  Top Tradition....................          382    $ 11.908693   $      4,544      1.1%       21.91%      2.14%
  Top Explorer.....................          171    $ 11.820891   $      2,025      1.3%       21.67%      2.30%
  Oncore Value.....................          276    $ 11.997233   $      3,314      0.9%       22.15%      2.27%
  Oncore & Firstar Oncore
     Premier.......................       15,509    $ 11.777236   $    182,657      1.4%       21.55%      2.48%
  Oncore Xtra......................       18,430    $ 11.777236   $    217,058      1.4%       21.55%      2.48%
  Oncore Lite......................        1,076    $ 11.777236   $     12,671      1.4%       21.55%      2.48%
                                     ------------                 ------------
                                          36,229                  $    426,851
                                     ------------                 ------------
2002
  Top Tradition....................          366    $  9.768484   $      3,576      1.1%      -10.51%      3.10%
  Top Explorer.....................           83    $  9.715627   $        805      1.5%      -10.69%      2.11%
  Oncore Value.....................          146    $  9.821690   $      1,438      0.9%      -10.33%      2.88%
  Oncore Premier...................        3,952    $  9.689305   $     38,280      1.4%      -10.78%      3.06%
  Oncore Xtra......................        4,701    $  9.689305   $     45,552      1.4%      -10.78%      3.06%
  Oncore Lite......................          361    $  9.689305   $      3,500      1.4%      -10.78%      3.06%
                                     ------------                 ------------
                                           9,609                  $     93,151
                                     ------------                 ------------
2001
  Top Tradition....................          364    $ 10.916013   $      3,973      1.1%      -11.61%      1.66%
  Oncore Flex......................            4    $ 10.841084   $         48      1.5%      -11.96%      1.66%
  Oncore Value.....................          221    $ 10.953742   $      2,424      0.9%      -11.43%      1.61%
  Oncore Premier...................        3,963    $ 10.859730   $     43,039      1.4%      -11.87%      1.67%
  Oncore Xtra......................        3,792    $ 10.859730   $     41,171      1.4%      -11.87%      1.67%
                                     ------------                 ------------
                                           8,344                  $     90,655
                                     ------------                 ------------
2000
  Oncore Value.....................          297    $ 12.367659   $      3,672      0.9%       23.68%      1.95%       4/3/00
  Oncore Premier...................        5,026    $ 12.322650   $     61,935      1.4%       23.23%      1.97%       4/3/00
  Oncore Xtra......................        3,414    $ 12.322650   $     42,073      1.4%       23.23%      1.97%       4/3/00
                                     ------------                 ------------
                                           8,737                  $    107,680
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
DOW TARGET 5 PORTFOLIOS: (NOTE 5) (CONTINUED)
MAY SUBACCOUNT
2002
  Top Tradition....................            2    $  9.747448   $         20      1.1%      -15.16%      2.21%
  Top Explorer.....................           89    $  9.696156   $        859      1.5%      -15.32%      2.18%
  Oncore Value.....................           25    $  9.799062   $        246      0.9%      -14.99%      2.81%
  Oncore & Firstar Oncore
     Premier.......................        3,741    $  9.670632   $     36,176      1.4%      -15.41%      3.24%
  Oncore Xtra......................        4,004    $  9.670632   $     38,723      1.4%      -15.41%      3.24%
  Oncore Lite......................          269    $  9.670632   $      2,604      1.4%      -15.41%      3.24%
                                     ------------                 ------------
                                           8,130                  $     78,628
                                     ------------                 ------------
2001
  Oncore Flex......................          976    $ 11.413128   $     11,140      1.5%      -10.60%      1.65%
  Oncore Value.....................           65    $ 11.526500   $        746      0.9%      -10.07%      1.61%
  Oncore & Firstar Oncore
     Premier.......................        3,882    $ 11.431892   $     44,384      1.4%      -10.51%      1.67%
  Oncore & Firstar Oncore Xtra.....        3,607    $ 11.431892   $     41,233      1.4%      -10.51%      1.67%
                                     ------------                 ------------
                                           8,530                  $     97,503
                                     ------------                 ------------
2000
  Oncore Flex......................          972    $ 12.766612   $     12,413      1.5%       27.67%      1.96%       5/1/00
  Oncore Value.....................           71    $ 12.816729   $        908      0.9%       28.17%      1.43%       5/1/00
  Oncore & Firstar Oncore
     Premier.......................        4,026    $ 12.774931   $     51,429      1.4%       27.75%      1.95%       5/1/00
  Oncore Xtra......................        3,201    $ 12.774931   $     40,892      1.4%       27.75%      1.95%       5/1/00
                                     ------------                 ------------
                                           8,270                  $    105,642
                                     ------------                 ------------
JUNE SUBACCOUNT
2002
  Top I............................          421    $  9.228008   $      3,888      1.1%      -12.65%      2.93%
  Top Tradition....................            7    $  9.228008   $         63      1.1%      -12.65%      3.31%
  Oncore Value.....................           25    $  9.275316   $        236      0.9%      -12.47%      2.18%
  Oncore & Firstar Oncore
     Premier.......................        3,673    $  9.157556   $     33,632      1.4%      -12.90%      2.26%
  Oncore Xtra......................        4,221    $  9.157556   $     38,656      1.4%      -12.90%      2.26%
  Oncore Lite......................          308    $  9.157556   $      2,817      1.4%      -12.90%      2.26%
                                     ------------                 ------------
                                           8,655                  $     79,292
                                     ------------                 ------------
2001
  Top I............................          422    $ 10.563869   $      4,455      1.1%       -9.40%      1.47%
  Top Tradition....................            4    $ 10.563869   $         47      1.1%       -9.40%      1.47%
  Oncore Flex......................            9    $ 10.498008   $         95      1.5%       -9.76%      1.34%
  Oncore Value.....................           63    $ 10.597004   $        672      0.9%       -9.22%      1.24%
  Oncore & Firstar Oncore
     Premier.......................        3,898    $ 10.514396   $     40,989      1.4%       -9.67%      1.42%
  Oncore & Firstar Oncore Xtra.....       14,083    $ 10.514396   $    148,061      1.4%       -9.67%      1.42%
                                     ------------                 ------------
                                          18,479                  $    194,319
                                     ------------                 ------------
2000
  Oncore Flex......................            5    $ 11.633577   $         58      1.5%       16.34%      1.48%       6/1/00
  Oncore Value.....................           64    $ 11.673423   $        742      0.9%       16.73%      1.48%       6/1/00
  Oncore Premier...................        2,696    $ 11.640186   $     31,385      1.4%       16.40%      1.49%       6/1/00
  Oncore Xtra......................        3,427    $ 11.640186   $     39,896      1.4%       16.40%      1.49%       6/1/00
                                     ------------                 ------------
                                           6,192                  $     72,081
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
DOW TARGET 5 PORTFOLIOS: (NOTE 5) (CONTINUED)
THIRD QUARTER SUBACCOUNT
2004
  Top Tradition....................          341    $ 11.785236   $      4,015      1.1%        6.69%      0.00%
  Top Explorer.....................        2,418    $ 11.680872   $     28,240      1.3%        6.48%      0.00%
  Oncore Flex......................          257    $ 11.577647   $      2,973      1.5%        6.27%      0.00%
  Oncore Value.....................        2,704    $ 11.890616   $     32,149      0.9%        6.90%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       26,796    $ 11.629080   $    311,627      1.4%        6.37%      0.00%
  Oncore Xtra......................       17,189    $ 11.629080   $    199,892      1.4%        6.37%      0.00%
  Oncore Lite......................        1,191    $ 11.629080   $     13,845      1.4%        6.37%      0.00%
                                     ------------                 ------------
                                          50,896                  $    592,741
                                     ------------                 ------------
2003
  Top Tradition....................          337    $ 11.046269   $      3,720      1.1%       13.64%      3.27%
  Top Explorer.....................        3,347    $ 10.970174   $     36,715      1.3%       13.41%      3.35%
  Oncore Flex......................          257    $ 10.894764   $      2,800      1.5%       13.19%      2.66%
  Oncore Value.....................        1,957    $ 11.122949   $     21,765      0.9%       13.86%      2.45%
  Oncore & Firstar Oncore
     Premier.......................       35,323    $ 10.932361   $    386,172      1.4%       13.30%      3.18%
  Oncore & Firstar Oncore Xtra.....       16,583    $ 10.932361   $    181,295      1.4%       13.30%      3.18%
  Oncore Lite......................          489    $ 10.932361   $      5,346      1.4%       13.30%      3.18%
                                     ------------                 ------------
                                          58,293                  $    637,813
                                     ------------                 ------------
2002
  Top Tradition....................            7    $  9.720700   $         67      1.1%      -11.76%      2.57%
  Oncore Flex......................          257    $  9.625278   $      2,475      1.5%      -12.11%      2.34%
  Oncore Value.....................       20,766    $  9.768851   $    202,861      0.9%      -11.58%      3.49%
  Oncore & Firstar Oncore
     Premier.......................        2,045    $  9.648991   $     19,724      1.4%      -12.02%      1.71%
  Oncore Xtra......................        1,058    $  9.648991   $     10,211      1.4%      -12.02%      1.71%
  Oncore Lite......................          326    $  9.648991   $      3,149      1.4%      -12.02%      1.71%
                                     ------------                 ------------
                                          24,459                  $    238,487
                                     ------------                 ------------
2001
  Top Tradition....................            4    $ 11.016026   $         49      1.1%       -6.33%      0.82%
  Top Explorer.....................            3    $ 10.983500   $         38      1.3%       -6.51%      0.82%
  Oncore Flex......................          266    $ 10.951136   $      2,918      1.5%       -6.70%      1.76%
  Oncore Value.....................           62    $ 11.048678   $        681      0.9%       -6.14%      1.56%
  Oncore & Firstar Oncore
     Premier.......................        2,180    $ 10.967284   $     23,904      1.4%       -6.61%      1.67%
  Oncore & Firstar Oncore Xtra.....        7,339    $ 10.967284   $     80,480      1.4%       -6.61%      1.67%
                                     ------------                 ------------
                                           9,854                  $    108,070
                                     ------------                 ------------
2000
  Oncore Flex......................            5    $ 11.737519   $         59      1.5%       17.38%      1.13%       7/3/00
  Oncore Value.....................           62    $ 11.771617   $        728      0.9%       17.72%      1.13%       7/3/00
  Oncore Premier...................        2,063    $ 11.743179   $     24,225      1.4%       17.43%      1.14%       7/3/00
  Oncore Xtra......................          497    $ 11.743179   $      5,839      1.4%       17.43%      1.14%       7/3/00
                                     ------------                 ------------
                                           2,627                  $     30,851
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
DOW TARGET 5 PORTFOLIOS: (NOTE 5) (CONTINUED)
AUGUST SUBACCOUNT
2002
  Top Tradition....................          122    $ 11.617437   $      1,421      1.1%       -2.20%      1.85%
  Top Explorer.....................        2,091    $ 11.562059   $     24,173      1.3%       -2.40%      2.03%
  Oncore & Firstar Oncore
     Premier.......................       13,591    $ 11.534489   $    156,768      1.4%       -2.49%      2.02%
  Oncore & Firstar Oncore Xtra.....        2,739    $ 11.534489   $     31,594      1.4%       -2.49%      2.02%
                                     ------------                 ------------
                                          18,543                  $    213,956
                                     ------------                 ------------
2001
  Top Tradition....................          424    $ 11.879245   $      5,035      1.1%        0.78%      2.34%
  Top Plus.........................          703    $ 11.912570   $      8,380      0.9%        0.98%      1.01%
  Top Explorer.....................        2,137    $ 11.846045   $     25,310      1.3%        0.58%      1.01%
  Oncore Flex......................            9    $ 11.812984   $        106      1.5%        0.38%      1.88%
  Oncore Value.....................           35    $ 11.912570   $        420      0.9%        0.98%      1.66%
  Oncore & Firstar Oncore
     Premier.......................       14,847    $ 11.829490   $    175,634      1.4%        0.48%      2.39%
  Oncore & Firstar Oncore Xtra.....        1,695    $ 11.829490   $     20,051      1.4%        0.48%      2.39%
                                     ------------                 ------------
                                          19,850                  $    234,936
                                     ------------                 ------------
2000
  Top Tradition....................           58    $ 11.787825   $        680      1.1%       17.88%      0.81%       8/1/00
  Oncore Flex......................            5    $ 11.768752   $         59      1.5%       17.69%      0.81%       8/1/00
  Oncore Value.....................           35    $ 11.797386   $        416      0.9%       17.97%      0.81%       8/1/00
  Oncore Premier...................        1,724    $ 11.773510   $     20,295      1.4%       17.74%      0.82%       8/1/00
  Oncore Xtra......................           11    $ 11.773510   $        130      1.4%       17.74%      0.82%       8/1/00
                                     ------------                 ------------
                                           1,833                  $     21,580
                                     ------------                 ------------
SEPTEMBER SUBACCOUNT
2002
  Top Tradition....................          239    $ 10.028142   $      2,395      1.1%      -14.77%      2.24%
  Oncore Value.....................        3,107    $  7.523456   $     23,372      0.9%      -14.60%      4.81%
  Oncore & Firstar Oncore
     Premier.......................       11,392    $  7.400409   $     84,316      1.4%      -15.03%      2.27%
  Oncore & Firstar Oncore Xtra.....        1,537    $  7.400409   $     11,372      1.4%      -15.03%      2.27%
                                     ------------                 ------------
                                          16,275                  $    121,455
                                     ------------                 ------------
2001
  Top Tradition....................          236    $ 11.766432   $      2,778      1.1%        1.24%      0.36%
  Top Explorer.....................            4    $ 11.735516   $         44      1.3%        1.04%      0.36%
  Oncore Flex......................           12    $  8.689052   $        107      1.5%        0.84%      1.03%
  Oncore Value.....................          270    $  8.810112   $      2,375      0.9%        1.44%      0.99%
  Oncore & Firstar Oncore
     Premier.......................       11,935    $  8.709050   $    103,948      1.4%        0.94%      1.00%
  Oncore & Firstar Oncore Xtra.....          621    $  8.709050   $      5,405      1.4%        0.94%      1.00%
                                     ------------                 ------------
                                          13,078                  $    114,657
                                     ------------                 ------------
2000
  Oncore Flex......................            7    $  8.617025   $         58      1.5%       15.14%      0.81%
  Oncore Value.....................          289    $  8.685121   $      2,510      0.9%       15.82%      2.52%
  Oncore Premier...................       11,687    $  8.628297   $    100,849      1.4%       15.25%      2.33%
  Oncore Xtra......................           16    $  8.628297   $        135      1.4%       16.11%      2.33%       9/1/00
                                     ------------                 ------------
                                          11,999                  $    103,552
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
DOW TARGET 5 PORTFOLIOS: (NOTE 5) (CONTINUED)
FOURTH QUARTER SUBACCOUNT
2004
  Top Tradition....................          107    $ 14.730567   $      1,581      1.1%        5.40%      0.00%
  Top Plus.........................          600    $ 14.854913   $      8,918      0.9%        5.60%      0.00%
  Top Explorer.....................          104    $ 14.607342   $      1,526      1.3%        5.19%      0.00%
  Oncore Value.....................        1,023    $ 10.979975   $     11,232      0.9%        5.60%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       45,950    $ 10.698436   $    491,577      1.4%        5.08%      0.00%
  Oncore Xtra......................       21,508    $ 10.698436   $    230,106      1.4%        5.08%      0.00%
  Oncore Lite......................        1,353    $ 10.698436   $     14,471      1.4%        5.08%      0.00%
                                     ------------                 ------------
                                          70,645                  $    759,411
                                     ------------                 ------------
2003
  Top Tradition....................          102    $ 13.976503   $      1,432      1.1%       18.25%      2.46%
  Top Plus.........................          816    $ 14.066554   $     11,478      0.9%       18.48%      2.12%
  Top Explorer.....................          341    $ 13.887085   $      4,738      1.3%       18.01%      2.42%
  Oncore Value.....................        1,828    $ 10.397256   $     19,003      0.9%       18.48%      2.46%
  Oncore & Firstar Oncore
     Premier.......................       46,700    $ 10.180997   $    475,442      1.4%       17.90%      2.67%
  Oncore & Firstar Oncore Xtra.....       20,189    $ 10.180997   $    205,546      1.4%       17.90%      2.67%
  Oncore Lite......................          833    $ 10.180997   $      8,485      1.4%       17.90%      2.67%
                                     ------------                 ------------
                                          70,809                  $    726,124
                                     ------------                 ------------
2002
  Top Tradition....................           15    $ 11.819898   $        178      1.1%       -6.92%      2.49%
  Top Plus.........................          761    $ 11.872577   $      9,034      0.9%       -6.73%      2.45%
  Top Explorer.....................           38    $ 11.767492   $        450      1.3%       -7.10%      2.36%
  Oncore Value.....................        3,179    $  8.775583   $     27,899      0.9%       -6.73%      2.78%
  Oncore & Firstar Oncore
     Premier.......................       10,316    $  8.635585   $     89,088      1.4%       -7.19%      2.29%
  Oncore & Firstar Oncore Xtra.....        1,257    $  8.635585   $     10,853      1.4%       -7.19%      2.29%
  Oncore Lite......................          129    $  8.635585   $      1,110      1.4%       -7.19%      2.29%
                                     ------------                 ------------
                                          15,695                  $    138,612
                                     ------------                 ------------
2001
  Top Tradition....................           13    $ 12.698301   $        162      1.1%        2.08%      1.61%
  Top Plus.........................          761    $ 12.729653   $      9,686      0.9%        2.28%      0.54%
  Top Explorer.....................           42    $ 12.667052   $        530      1.3%        1.87%      0.54%
  Oncore Flex......................           13    $  9.284298   $        116      1.5%        1.67%      1.62%
  Oncore Value.....................        1,206    $  9.409087   $     11,352      0.9%        2.28%      1.52%
  Oncore & Firstar Oncore
     Premier.......................       12,987    $  9.304931   $    120,843      1.4%        1.77%      1.30%
  Oncore & Firstar Oncore Xtra.....        3,306    $  9.304931   $     30,765      1.4%        1.77%      1.30%
  Oncore Lite......................          129    $  9.304931   $      1,202      1.4%        1.73%      1.30%      4/17/01
                                     ------------                 ------------
                                          18,457                  $    174,656
                                     ------------                 ------------
2000
  Top Tradition....................            7    $ 12.440161   $         87      1.1%       24.40%      0.36%      10/1/00
  Oncore Flex......................            7    $  9.131804   $         60      1.5%        7.46%      0.36%
  Oncore Value.....................          956    $  9.199476   $      8,790      0.9%        8.09%      2.59%
  Oncore & Firstar Oncore
     Premier.......................       25,618    $  9.143022   $    234,233      1.4%        7.56%      2.59%
  Oncore Xtra......................           14    $  9.143022   $        128      1.4%       24.85%      2.59%      10/1/00
                                     ------------                 ------------
                                          26,602                  $    243,298
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
DOW TARGET 5 PORTFOLIOS: (NOTE 5) (CONTINUED)
NOVEMBER SUBACCOUNT
2002
  Top Tradition....................          649    $  7.231070   $      4,691      1.1%      -16.30%      3.84%
  Top Plus.........................          732    $  7.276536   $      5,329      0.9%      -16.13%      0.90%
  Top Explorer.....................        1,217    $  7.185911   $      8,743      1.3%      -16.46%      2.52%
  Oncore Value.....................        4,107    $  7.276536   $     29,886      0.9%      -16.13%      2.95%
  Oncore & Firstar Oncore
     Premier.......................        6,732    $  7.163439   $     48,217      1.4%      -16.54%      2.26%
  Oncore & Firstar Oncore Xtra.....        2,463    $  7.163439   $     17,646      1.4%      -16.54%      2.26%
  Oncore Lite......................          102    $  7.163439   $        732      1.4%      -16.54%      2.26%
                                     ------------                 ------------
                                          16,002                  $    115,244
                                     ------------                 ------------
2001
  Top Tradition....................          112    $  8.638926   $        966      1.1%        1.15%      1.42%
  Top Explorer.....................        1,062    $  8.602000   $      9,133      1.3%        0.95%      1.42%
  Oncore Flex......................           12    $  8.565296   $        107      1.5%        0.75%      1.50%
  Oncore Value.....................        2,044    $  8.676037   $     17,733      0.9%        1.35%      1.42%
  Oncore & Firstar Oncore
     Premier.......................        7,098    $  8.583584   $     60,929      1.4%        0.85%      1.45%
  Oncore & Firstar Oncore Xtra.....        5,671    $  8.583584   $     48,675      1.4%        0.85%      1.45%
  Oncore Lite......................          205    $  8.583584   $      1,758      1.4%       -3.06%      1.45%      4/17/01
                                     ------------                 ------------
                                          16,204                  $    139,301
                                     ------------                 ------------
2000
  Top Tradition....................          112    $  8.540946   $        956      1.1%      -14.25%      2.80%
  Top Explorer.....................          991    $  8.521374   $      8,441      1.3%      -14.42%      2.56%
  Oncore Flex......................            6    $  8.501874   $         53      1.5%      -14.59%      0.41%
  Oncore Value.....................        2,105    $  8.560591   $     18,019      0.9%      -14.08%      2.58%
  Oncore & Firstar Oncore
     Premier.......................        7,755    $  8.511600   $     66,018      1.4%      -14.50%      2.57%
  Oncore Xtra......................           15    $  8.511600   $        125      1.4%      -14.50%      2.57%
                                     ------------                 ------------
                                          10,984                  $     93,612
                                     ------------                 ------------
DECEMBER SUBACCOUNT
2002
  Top Tradition....................            8    $  8.918335   $         72      1.1%      -18.44%      2.77%
  Top Plus.........................          792    $  8.972972   $      7,105      0.9%      -18.28%      2.33%
  Top Explorer.....................          345    $  8.864105   $      3,061      1.3%      -18.60%      2.89%
  Oncore Value.....................        2,047    $  8.972972   $     18,368      0.9%      -18.28%     12.68%
  Oncore & Firstar Oncore
     Premier.......................        8,227    $  8.837123   $     72,706      1.4%      -18.68%      2.23%
  Oncore & Firstar Oncore Xtra.....        7,777    $  8.837123   $     68,724      1.4%      -18.68%      2.23%
  Oncore Lite......................           76    $  8.837123   $        672      1.4%      -18.68%      2.23%
                                     ------------                 ------------
                                          19,272                  $    170,708
                                     ------------                 ------------
2001
  Top Tradition....................            5    $ 10.934492   $         59      1.1%        3.20%      0.96%
  Top Plus.........................          792    $ 10.979675   $      8,693      0.9%        3.41%      0.97%
  Top Explorer.....................          211    $ 10.889552   $      2,303      1.3%        3.00%      0.94%
  Oncore Flex......................           10    $ 10.844863   $        106      1.5%        2.79%      0.93%
  Oncore Value.....................           63    $ 10.979675   $        690      0.9%        3.41%      0.97%
  Oncore & Firstar Oncore
     Premier.......................        7,632    $ 10.867159   $     82,941      1.4%        2.90%      0.96%
  Oncore & Firstar Oncore Xtra.....       10,095    $ 10.867159   $    109,689      1.4%        2.90%      0.96%
  Oncore Lite......................          152    $ 10.867159   $      1,656      1.4%        0.93%      0.96%      4/17/01
                                     ------------                 ------------
                                          18,960                  $    206,137
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
DOW TARGET 5 PORTFOLIOS:
  (NOTE 5) (CONTINUED)
DECEMBER SUBACCOUNT (CONTINUED)
2000
  Top Tradition.............................            5    $ 10.595121   $         58      1.1%        5.88%      0.01%
  Top Plus..................................          792    $ 10.617749   $      8,407      0.9%        6.09%      2.42%
  Top Explorer..............................          123    $ 10.572580   $      1,303      1.3%        5.67%      2.42%
  Oncore Flex...............................            5    $ 10.550116   $         55      1.5%        5.46%      0.62%
  Oncore Value..............................           63    $ 10.617749   $        669      0.9%        6.09%      2.34%
  Oncore & Firstar Oncore Premier...........        6,903    $ 10.561334   $     72,908      1.4%        5.57%      2.82%
  Oncore Xtra...............................        9,720    $ 10.561334   $    102,646      1.4%        5.57%      2.82%
                                              ------------                 ------------
                                                   17,611                  $    186,046
                                              ------------                 ------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
VIP GROWTH SUBACCOUNT
2004
  Top Explorer..............................      295,990    $ 15.385058   $  4,553,822      1.3%        2.05%      0.28%
2003
  Top Explorer..............................      342,395    $ 15.076312   $  5,162,056      1.3%       31.15%      0.28%
2002
  Top Explorer..............................      378,768    $ 11.495896   $  4,354,282      1.3%      -31.00%      0.26%
2001
  Top Explorer..............................      429,163    $ 16.661660   $  7,150,565      1.3%      -18.71%      0.08%
2000
  Top Explorer..............................      476,148    $ 20.497608   $  9,759,896      1.3%      -12.12%      0.11%
VIP EQUITY INCOME SUBACCOUNT
2004
  Top Explorer..............................      226,431    $ 16.866119   $  3,819,007      1.3%       10.09%      1.59%
2003
  Top Explorer..............................      263,690    $ 15.319655   $  4,039,633      1.3%       28.66%      2.00%
2002
  Top Explorer..............................      336,449    $ 11.907187   $  4,006,164      1.3%      -18.01%      1.83%
2001
  Top Explorer..............................      396,056    $ 14.523453   $  5,752,099      1.3%       -6.18%      1.81%
2000
  Top Explorer..............................      437,314    $ 15.480617   $  6,769,899      1.3%        7.03%      1.84%
VIP HIGH INCOME BOND SUBACCOUNT
2004
  Top Explorer..............................       82,781    $ 10.913572   $    903,435      1.3%        8.18%      8.67%
2003
  Top Explorer..............................       98,462    $ 10.088071   $    993,295      1.3%       25.63%      7.51%
2002
  Top Explorer..............................      115,348    $  8.029812   $    926,225      1.3%        2.12%     11.48%
2001
  Top Explorer..............................      144,957    $  7.863433   $  1,139,858      1.3%      -12.87%     14.55%
2000
  Top Explorer..............................      194,862    $  9.025114   $  1,758,651      1.3%      -23.47%      7.76%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
JANUS ASPEN SERIES -- INSTITUTIONAL SHARES:
GROWTH SUBACCOUNT
2004
  Top I.....................................        5,953    $  7.181339   $     42,752      1.1%        3.38%      0.14%
  Top Tradition.............................      211,039    $  7.181339   $  1,515,540      1.1%        3.38%      0.13%
  Top Plus..................................       76,951    $  7.255263   $    558,298      0.9%        3.58%      0.14%
  Investar Vision & Top Spectrum............       17,072    $  9.961271   $    170,054      1.4%        3.07%      0.13%
  Top Explorer..............................       90,047    $  7.108215   $    640,074      1.3%        3.17%      0.12%
  Oncore & Firstar Oncore Flex..............       67,586    $  9.895909   $    668,820      1.5%        2.97%      0.13%
  Oncore & Firstar Oncore Value.............      255,162    $ 10.295650   $  2,627,055      0.9%        3.58%      0.13%
  Oncore & Firstar Oncore Premier...........    1,167,051    $  9.961271   $ 11,625,323      1.4%        3.07%      0.13%
  Oncore & Firstar Oncore Xtra..............      111,717    $  9.961271   $  1,112,845      1.4%        3.07%      0.13%
                                              ------------                 ------------
                                                2,002,578                  $ 18,960,761
                                              ------------                 ------------
2003
  Top I.....................................        7,382    $  6.946735   $     51,283      1.1%       30.30%      0.08%
  Top Tradition.............................      266,246    $  6.946735   $  1,849,544      1.1%       30.30%      0.08%
  Top Plus..................................       87,949    $  7.004322   $    616,020      0.9%       30.56%      0.08%
  Investar Vision & Top Spectrum............       23,316    $  9.664556   $    225,339      1.4%       29.91%      0.09%
  Top Explorer..............................      145,041    $  6.889647   $    999,283      1.3%       30.04%      0.08%
  Oncore & Firstar Flex.....................       94,757    $  9.610625   $    910,674      1.5%       29.79%      0.08%
  Oncore & Firstar Oncore Value.............      343,998    $  9.939562   $  3,419,189      0.9%       30.56%      0.09%
  Oncore & Firstar Oncore Premier...........    1,492,481    $  9.664556   $ 14,424,164      1.4%       29.91%      0.09%
  Oncore & Firstar Oncore Xtra..............      169,713    $  9.664556   $  1,640,197      1.4%       29.91%      0.09%
                                              ------------                 ------------
                                                2,630,883                  $ 24,135,693
                                              ------------                 ------------
2002
  Top I.....................................        9,833    $  5.331366   $     52,422      1.1%      -27.31%      0.00%
  Top Tradition.............................      334,455    $  5.331366   $  1,783,101      1.1%      -27.31%      0.00%
  Top Plus..................................      112,249    $  5.364950   $    602,209      0.9%      -27.17%      0.00%
  Investar Vision & Top Spectrum............       35,416    $  7.439185   $    263,469      1.4%      -27.53%      0.00%
  Top Explorer..............................      164,853    $  5.298008   $    873,390      1.3%      -27.45%      0.00%
  Oncore & Firstar Flex.....................      147,202    $  7.404975   $  1,090,025      1.5%      -27.60%      0.00%
  Oncore & Firstar Oncore Value.............      463,086    $  7.613192   $  3,525,559      0.9%      -27.17%      0.00%
  Oncore & Firstar Oncore Premier...........    1,813,000    $  7.439185   $ 13,487,247      1.4%      -27.53%      0.00%
  Oncore & Firstar Oncore Xtra..............      221,111    $  7.439185   $  1,644,893      1.4%      -27.53%      0.00%
                                              ------------                 ------------
                                                3,301,205                  $ 23,322,315
                                              ------------                 ------------
2001
  Top I.....................................       17,297    $  7.334439   $    126,864      1.1%      -25.56%      0.07%
  Top Tradition.............................      402,977    $  7.334439   $  2,955,608      1.1%      -25.56%      0.07%
  Top Plus..................................      149,573    $  7.366024   $  1,101,755      0.9%      -25.41%      0.07%
  Investar Vision & Top Spectrum............       40,381    $ 10.264673   $    414,499      1.4%      -25.78%      0.06%
  Top Explorer..............................      212,895    $  7.303014   $  1,554,775      1.3%      -25.71%      0.06%
  Oncore & Firstar Flex.....................      205,284    $ 10.227571   $  2,099,558      1.5%      -25.86%      0.06%
  Oncore & Firstar Oncore Value.............      596,168    $ 10.452831   $  6,231,643      0.9%      -25.41%      0.07%
  Oncore & Firstar Oncore Premier...........    2,524,855    $ 10.264673   $ 25,916,820      1.4%      -25.78%      0.06%
  Oncore & Firstar Oncore Xtra..............      329,196    $ 10.264673   $  3,379,086      1.4%      -25.78%      0.06%
                                              ------------                 ------------
                                                4,478,626                  $ 43,780,608
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
JANUS ASPEN SERIES -- INSTITUTIONAL SHARES: (CONTINUED)
GROWTH SUBACCOUNT (CONTINUED)
2000
  Top I.....................................       17,013    $  9.852763   $    167,628      1.1%      -15.48%      2.76%
  Top Tradition.............................      419,996    $  9.852763   $  4,138,118      1.1%      -15.48%      2.57%
  Top Plus..................................      174,803    $  9.875450   $  1,726,263      0.9%      -15.31%      2.82%
  Investar Vision & Top Spectrum............       46,083    $ 13.830434   $    637,346      1.4%      -15.73%      2.62%
  Top Explorer..............................      337,714    $  9.830144   $  3,319,780      1.3%      -15.65%      2.64%
  Oncore & Firstar Oncore Flex..............      271,837    $ 13.794144   $  3,749,754      1.5%      -15.81%      2.59%
  Oncore & Firstar Oncore Value.............      645,853    $ 14.013856   $  9,050,884      0.9%      -15.31%      2.59%
  Oncore & Firstar Oncore Premier...........    2,997,638    $ 13.830434   $ 41,458,638      1.4%      -15.73%      2.62%
  Oncore & Firstar Oncore Xtra..............      425,289    $ 13.830434   $  5,881,936      1.4%      -15.73%      2.62%
                                              ------------                 ------------
                                                5,336,226                  $ 70,130,347
                                              ------------                 ------------
INTERNATIONAL GROWTH SUBACCOUNT
2004
  Oncore & Firstar Oncore Flex..............       27,970    $ 12.673406   $    354,473      1.5%       17.19%      0.90%
  Oncore & Firstar Oncore Value.............       61,451    $ 13.185067   $    810,234      0.9%       17.89%      0.91%
  Oncore & Firstar Oncore Premier...........      189,524    $ 12.757043   $  2,417,774      1.4%       17.30%      0.88%
  Oncore & Firstar Oncore Xtra..............       58,820    $ 12.757043   $    750,364      1.4%       17.30%      0.88%
                                              ------------                 ------------
                                                  337,765                  $  4,332,845
                                              ------------                 ------------
2003
  Oncore & Firstar Oncore Flex..............       30,477    $ 10.814633   $    329,597      1.5%       32.92%      1.00%
  Oncore & Firstar Oncore Value.............       62,869    $ 11.184582   $    703,160      0.9%       33.71%      1.21%
  Oncore & Firstar Oncore Premier...........      232,971    $ 10.875254   $  2,533,622      1.4%       33.05%      1.22%
  Oncore & Firstar Oncore Xtra..............       70,019    $ 10.875254   $    761,474      1.4%       33.05%      1.22%
                                              ------------                 ------------
                                                  396,336                  $  4,327,853
                                              ------------                 ------------
2002
  Oncore & Firstar Oncore Flex..............       39,242    $  8.136008   $    319,276      1.5%      -26.69%      0.56%
  Oncore & Firstar Oncore Value.............       82,021    $  8.364642   $    686,078      0.9%      -26.25%      0.82%
  Oncore & Firstar Oncore Premier...........      275,525    $  8.173564   $  2,252,018      1.4%      -26.61%      0.80%
  Oncore & Firstar Oncore Xtra..............       79,167    $  8.173564   $    647,077      1.4%      -26.61%      0.80%
                                              ------------                 ------------
                                                  475,955                  $  3,904,449
                                              ------------                 ------------
2001
  Oncore & Firstar Oncore Flex..............       53,202    $ 11.097464   $    590,405      1.5%      -24.38%      1.06%
  Oncore & Firstar Oncore Value.............      104,233    $ 11.341733   $  1,182,178      0.9%      -23.92%      1.01%
  Oncore & Firstar Oncore Premier...........      380,072    $ 11.137690   $  4,233,123      1.4%      -24.30%      1.00%
  Oncore & Firstar Oncore Xtra..............      108,231    $ 11.137690   $  1,205,455      1.4%      -24.30%      1.00%
                                              ------------                 ------------
                                                  645,738                  $  7,211,161
                                              ------------                 ------------
2000
  Oncore & Firstar Oncore Flex..............       70,851    $ 14.674821   $  1,039,732      1.5%      -17.18%      0.76%
  Oncore & Firstar Oncore Value.............      114,822    $ 14.908442   $  1,711,813      0.9%      -16.69%      1.90%
  Oncore & Firstar Oncore Premier...........      408,896    $ 14.713393   $  6,016,252      1.4%      -17.10%      1.94%
  Oncore & Firstar Oncore Xtra..............      129,827    $ 14.713393   $  1,910,194      1.4%      -17.10%      1.94%
                                              ------------                 ------------
                                                  724,396                  $ 10,677,991
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
JANUS ASPEN SERIES -- INSTITUTIONAL SHARES: (CONTINUED)
WORLDWIDE GROWTH SUBACCOUNT
2004
  Top I.....................................       14,579    $  7.926252   $    115,553      1.1%        3.64%      1.02%
  Top Tradition.............................      164,556    $  7.926252   $  1,304,311      1.1%        3.64%      0.96%
  Top Plus..................................       39,696    $  8.007801   $    317,874      0.9%        3.84%      0.91%
  Investar Vision & Top Spectrum............       51,613    $  9.872113   $    509,534      1.4%        3.33%      0.94%
  Top Explorer..............................      113,552    $  7.845571   $    890,882      1.3%        3.43%      0.95%
  Oncore & Firstar Oncore Flex..............       68,077    $  9.994066   $    680,363      1.5%        3.23%      0.95%
  Oncore & Firstar Oncore Value.............      147,886    $ 10.397621   $  1,537,658      0.9%        3.84%      0.91%
  Oncore & Firstar Oncore Premier...........      629,370    $ 10.060040   $  6,331,497      1.4%        3.33%      0.97%
  Oncore & Firstar Oncore Xtra..............      104,791    $ 10.060040   $  1,054,205      1.4%        3.33%      0.97%
                                              ------------                 ------------
                                                1,334,120                  $ 12,741,877
                                              ------------                 ------------
2003
  Top I.....................................       14,297    $  7.648142   $    109,346      1.1%       22.64%      0.97%
  Top Tradition.............................      213,452    $  7.648142   $  1,632,511      1.1%       22.64%      1.11%
  Top Plus..................................       59,560    $  7.711505   $    459,296      0.9%       22.89%      1.07%
  Investar Vision & Top Spectrum............       66,624    $  9.554088   $    636,534      1.4%       22.28%      1.10%
  Top Explorer..............................      162,508    $  7.585312   $  1,232,672      1.3%       22.40%      1.11%
  Oncore & Firstar Oncore Flex..............       87,186    $  9.681675   $    844,106      1.5%       22.16%      1.06%
  Oncore & Firstar Oncore Value.............      247,172    $ 10.012904   $  2,474,912      0.9%       22.89%      1.10%
  Oncore & Firstar Oncore Premier...........      810,029    $  9.735966   $  7,886,412      1.4%       22.28%      1.09%
  Oncore & Firstar Oncore Xtra..............      117,798    $  9.735966   $  1,146,879      1.4%       22.28%      1.09%
                                              ------------                 ------------
                                                1,778,626                  $ 16,422,668
                                              ------------                 ------------
2002
  Top I.....................................       23,137    $  6.236113   $    144,287      1.1%      -26.31%      0.87%
  Top Tradition.............................      250,428    $  6.236113   $  1,561,694      1.1%      -26.31%      0.86%
  Top Plus..................................       84,760    $  6.275358   $    531,899      0.9%      -26.17%      0.82%
  Investar Vision & Top Spectrum............       86,447    $  7.813288   $    675,436      1.4%      -26.53%      0.83%
  Top Explorer..............................      201,998    $  6.197110   $  1,251,802      1.3%      -26.46%      0.87%
  Oncore & Firstar Oncore Flex..............      118,759    $  7.925431   $    941,213      1.5%      -26.60%      0.72%
  Oncore & Firstar Oncore Value.............      321,826    $  8.148162   $  2,622,290      0.9%      -26.17%      0.85%
  Oncore & Firstar Oncore Premier...........    1,039,628    $  7.962021   $  8,277,550      1.4%      -26.53%      0.83%
  Oncore & Firstar Oncore Xtra..............      168,250    $  7.962021   $  1,339,607      1.4%      -26.53%      0.83%
                                              ------------                 ------------
                                                2,295,233                  $ 17,345,778
                                              ------------                 ------------
2001
  Top I.....................................       27,965    $  8.463030   $    236,665      1.1%      -23.29%      0.49%
  Top Tradition.............................      307,065    $  8.463030   $  2,598,700      1.1%      -23.29%      0.47%
  Top Plus..................................      134,429    $  8.499423   $  1,142,572      0.9%      -23.13%      0.48%
  Investar Vision & Top Spectrum............      113,857    $ 10.634980   $  1,210,864      1.4%      -23.51%      0.44%
  Top Explorer..............................      242,670    $  8.426786   $  2,044,926      1.3%      -23.44%      0.46%
  Oncore & Firstar Oncore Flex..............      172,729    $ 10.798282   $  1,865,173      1.5%      -23.59%      0.41%
  Oncore & Firstar Oncore Value.............      397,264    $ 11.035976   $  4,384,201      0.9%      -23.13%      0.45%
  Oncore & Firstar Oncore Premier...........    1,408,490    $ 10.837423   $ 15,264,397      1.4%      -23.51%      0.46%
  Oncore & Firstar Oncore Xtra..............      225,665    $ 10.837423   $  2,445,632      1.4%      -23.51%      0.46%
                                              ------------                 ------------
                                                3,030,134                  $ 31,193,130
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
JANUS ASPEN SERIES -- INSTITUTIONAL SHARES: (CONTINUED)
WORLDWIDE GROWTH SUBACCOUNT (CONTINUED)
2000
  Top I.....................................       26,493    $ 11.031902   $    292,269      1.1%      -16.59%      2.16%
  Top Tradition.............................      329,043    $ 11.031902   $  3,629,973      1.1%      -16.59%      2.23%
  Top Plus..................................      145,826    $ 11.057279   $  1,612,434      0.9%      -16.42%      2.26%
  Investar Vision & Top Spectrum............      153,172    $ 13.904645   $  2,129,800      1.4%      -16.83%      1.96%
  Top Explorer..............................      265,777    $ 11.006578   $  2,925,293      1.3%      -16.75%      2.41%
  Oncore & Firstar Oncore Flex..............      194,391    $ 14.132175   $  2,747,163      1.5%      -16.91%      1.42%
  Oncore & Firstar Oncore Value.............      497,473    $ 14.357178   $  7,142,309      0.9%      -16.42%      2.10%
  Oncore & Firstar Oncore Premier...........    1,630,549    $ 14.169317   $ 23,103,771      1.4%      -16.83%      2.15%
  Oncore & Firstar Oncore Xtra..............      258,571    $ 14.169317   $  3,663,775      1.4%      -16.83%      2.15%
                                              ------------                 ------------
                                                3,501,295                  $ 47,246,787
                                              ------------                 ------------
BALANCED SUBACCOUNT
2004
  Top I.....................................       19,532    $ 11.261194   $    219,949      1.1%        7.34%      2.24%
  Top Tradition.............................      260,603    $ 11.261194   $  2,934,697      1.1%        7.34%      2.20%
  Top Plus..................................      104,122    $ 11.377016   $  1,184,601      0.9%        7.56%      2.15%
  Investar Vision & Top Spectrum............      189,347    $ 15.039919   $  2,847,761      1.4%        7.02%      2.10%
  Top Explorer..............................      133,548    $ 11.146615   $  1,488,604      1.3%        7.13%      2.09%
  Oncore & Firstar Oncore Flex..............       68,297    $ 14.530765   $    992,413      1.5%        6.92%      2.08%
  Oncore & Firstar Oncore Value.............      193,173    $ 15.117361   $  2,920,272      0.9%        7.56%      2.06%
  Oncore & Firstar Oncore Premier...........    1,270,762    $ 14.626630   $ 18,586,974      1.4%        7.02%      2.11%
  Oncore & Firstar Oncore Xtra..............      100,225    $ 14.626630   $  1,465,957      1.4%        7.02%      2.11%
                                              ------------                 ------------
                                                2,339,609                  $ 32,641,228
                                              ------------                 ------------
2003
  Top I.....................................       22,397    $ 10.490828   $    234,963      1.1%       12.81%      2.07%
  Top Tradition.............................      303,570    $ 10.490828   $  3,184,705      1.1%       12.81%      2.21%
  Top Plus..................................      132,623    $ 10.577712   $  1,402,852      0.9%       13.03%      2.03%
  Investar Vision & Top Spectrum............      244,365    $ 14.052762   $  3,434,007      1.4%       12.48%      2.17%
  Top Explorer..............................      177,315    $ 10.404689   $  1,844,906      1.3%       12.59%      2.22%
  Oncore & Firstar Oncore Flex..............       92,627    $ 13.590452   $  1,258,843      1.5%       12.36%      2.16%
  Oncore & Firstar Oncore Value.............      268,663    $ 14.055270   $  3,776,128      0.9%       13.03%      2.10%
  Oncore & Firstar Oncore Premier...........    1,615,730    $ 13.666613   $ 22,081,546      1.4%       12.48%      2.15%
  Oncore & Firstar Oncore Xtra..............      133,989    $ 13.666613   $  1,831,171      1.4%       12.48%      2.15%
                                              ------------                 ------------
                                                2,991,279                  $ 39,049,121
                                              ------------                 ------------
2002
  Top I.....................................       30,791    $  9.299613   $    286,346      1.1%       -7.46%      2.53%
  Top Tradition.............................      325,549    $  9.299613   $  3,027,481      1.1%       -7.46%      2.44%
  Top Plus..................................      198,509    $  9.358103   $  1,857,669      0.9%       -7.28%      2.43%
  Investar Vision & Top Spectrum............      291,172    $ 12.494084   $  3,637,923      1.4%       -7.74%      2.31%
  Top Explorer..............................      200,267    $  9.241501   $  1,850,770      1.3%       -7.65%      2.44%
  Oncore & Firstar Oncore Flex..............      115,864    $ 12.094948   $  1,401,367      1.5%       -7.83%      2.33%
  Oncore & Firstar Oncore Value.............      358,015    $ 12.434696   $  4,451,811      0.9%       -7.28%      2.29%
  Oncore & Firstar Oncore Premier...........    1,969,882    $ 12.150767   $ 23,935,571      1.4%       -7.74%      2.30%
  Oncore & Firstar Oncore Xtra..............      176,260    $ 12.150767   $  2,141,689      1.4%       -7.74%      2.30%
                                              ------------                 ------------
                                                3,666,309                  $ 42,590,627
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
JANUS ASPEN SERIES -- INSTITUTIONAL SHARES: (CONTINUED)
BALANCED SUBACCOUNT (CONTINUED)
2001
  Top I.....................................       23,511    $ 10.049646   $    236,279      1.1%       -5.71%      2.66%
  Top Tradition.............................      326,327    $ 10.049646   $  3,279,466      1.1%       -5.71%      2.72%
  Top Plus..................................      197,509    $ 10.092837   $  1,993,425      0.9%       -5.52%      2.63%
  Investar Vision & Top Spectrum............      360,910    $ 13.541875   $  4,887,401      1.4%       -5.99%      2.52%
  Top Explorer..............................      201,883    $ 10.006634   $  2,020,170      1.3%       -5.90%      2.51%
  Oncore & Firstar Oncore Flex..............      143,653    $ 13.122207   $  1,885,048      1.5%       -6.08%      2.53%
  Oncore & Firstar Oncore Value.............      459,055    $ 13.410992   $  6,156,377      0.9%       -5.52%      2.55%
  Oncore & Firstar Oncore Premier...........    2,465,027    $ 13.169779   $ 32,463,869      1.4%       -5.99%      2.55%
  Oncore & Firstar Oncore Xtra..............      267,010    $ 13.169779   $  3,516,464      1.4%       -5.99%      2.55%
                                              ------------                 ------------
                                                4,444,885                  $ 56,438,499
                                              ------------                 ------------
2000
  Top I.....................................       20,093    $ 10.657989   $    214,155      1.1%       -3.33%      6.03%
  Top Tradition.............................      270,044    $ 10.657989   $  2,878,125      1.1%       -3.33%      6.57%
  Top Plus..................................      198,240    $ 10.682514   $  2,117,707      0.9%       -3.14%      6.17%
  Investar Vision & Top Spectrum............      418,274    $ 14.404552   $  6,025,052      1.4%       -3.62%      5.55%
  Top Explorer..............................      245,282    $ 10.633531   $  2,608,212      1.3%       -3.52%      6.98%
  Oncore & Firstar Oncore Flex..............      164,477    $ 13.972011   $  2,298,078      1.5%       -3.71%      5.79%
  Oncore & Firstar Oncore Value.............      497,551    $ 14.194521   $  7,062,499      0.9%       -3.14%      5.83%
  Oncore & Firstar Oncore Premier...........    2,785,101    $ 14.008748   $ 39,015,766      1.4%       -3.62%      6.02%
  Oncore & Firstar Oncore Xtra..............      281,520    $ 14.008748   $  3,943,738      1.4%       -3.62%      6.02%
                                              ------------                 ------------
                                                4,880,582                  $ 66,163,332
                                              ------------                 ------------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.:
ALL CAP SUBACCOUNT
2004
  Oncore & Firstar Oncore Flex..............       21,872    $ 16.183237   $    353,954      1.5%        6.71%      0.47%
  Oncore & Firstar Oncore Value.............       93,302    $ 16.836502   $  1,570,887      0.9%        7.34%      0.66%
  Oncore & Firstar Oncore Premier...........      306,133    $ 16.289995   $  4,986,912      1.4%        6.81%      0.54%
  Oncore & Firstar Oncore Xtra..............      251,883    $ 16.289995   $  4,103,173      1.4%        6.81%      0.54%
  Oncore & Firstar Oncore Lite..............      172,705    $ 16.289995   $  2,813,360      1.4%        6.81%      0.54%
                                              ------------                 ------------
                                                  845,895                  $ 13,828,286
                                              ------------                 ------------
2003
  Oncore & Firstar Oncore Flex..............       26,439    $ 15.166107   $    400,974      1.5%       36.98%      0.23%
  Oncore & Firstar Oncore Value.............       67,026    $ 15.684793   $  1,051,284      0.9%       37.79%      0.28%
  Oncore & Firstar Oncore Premier...........      335,212    $ 15.251089   $  5,112,352      1.4%       37.12%      0.27%
  Oncore & Firstar Oncore Xtra..............      268,577    $ 15.251089   $  4,096,098      1.4%       37.12%      0.27%
  Oncore & Firstar Oncore Lite..............      143,157    $ 15.251089   $  2,183,294      1.4%       37.12%      0.27%
                                              ------------                 ------------
                                                  840,411                  $ 12,844,002
                                              ------------                 ------------
2002
  Oncore & Firstar Oncore Flex..............       49,079    $ 11.071684   $    543,383      1.5%      -26.17%      0.43%
  Oncore & Firstar Oncore Value.............       60,895    $ 11.382739   $    693,149      0.9%      -25.73%      0.42%
  Oncore & Firstar Oncore Premier...........      365,296    $ 11.122785   $  4,063,117      1.4%      -26.09%      0.47%
  Oncore & Firstar Oncore Xtra..............      250,504    $ 11.122785   $  2,786,304      1.4%      -26.09%      0.47%
  Oncore & Firstar Oncore Lite..............      113,837    $ 11.122785   $  1,266,185      1.4%      -26.09%      0.47%
                                              ------------                 ------------
                                                  839,611                  $  9,352,138
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
SALOMON BROTHERS VARIABLE SERIES
  FUNDS INC.: (CONTINUED)
ALL CAP SUBACCOUNT (CONTINUED)
2001
  Oncore & Firstar Oncore Flex.....       45,028    $ 14.995451   $    675,221      1.5%        0.39%      0.81%
  Oncore & Firstar Oncore Value....       58,830    $ 15.325385   $    901,600      0.9%        0.99%      1.15%
  Oncore & Firstar Oncore
     Premier.......................      299,673    $ 15.049789   $  4,510,016      1.4%        0.49%      1.21%
  Oncore & Firstar Oncore Xtra.....      175,876    $ 15.049789   $  2,646,885      1.4%        0.49%      1.21%
  Oncore Lite......................       32,054    $ 15.049789   $    482,406      1.4%       -0.41%      1.21%      4/17/01
                                     ------------                 ------------
                                         611,461                  $  9,216,128
                                     ------------                 ------------
2000
  Oncore & Firstar Oncore Flex.....       24,021    $ 14.937157   $    358,808      1.5%       16.49%      0.49%
  Oncore & Firstar Oncore Value....       19,554    $ 15.175006   $    296,725      0.9%       17.18%      0.56%
  Oncore & Firstar Oncore
     Premier.......................       94,561    $ 14.976435   $  1,416,191      1.4%       16.61%      0.82%
  Oncore & Firstar Oncore Xtra.....       27,796    $ 14.976435   $    416,287      1.4%       16.61%      0.82%
                                     ------------                 ------------
                                         165,932                  $  2,488,011
                                     ------------                 ------------
TOTAL RETURN SUBACCOUNT
2004
  Oncore & Firstar Oncore Flex.....       12,141    $ 11.578627   $    140,580      1.5%        7.13%      1.78%
  Oncore & Firstar Oncore Value....       49,135    $ 12.046054   $    591,878      0.9%        7.77%      1.80%
  Oncore & Firstar Oncore
     Premier.......................      252,002    $ 11.655037   $  2,937,089      1.4%        7.23%      1.92%
  Oncore & Firstar Oncore Xtra.....      245,292    $ 11.655037   $  2,858,891      1.4%        7.23%      1.92%
  Oncore & Firstar Oncore Lite.....      100,671    $ 11.655037   $  1,173,324      1.4%        7.23%      1.92%
                                     ------------                 ------------
                                         659,241                  $  7,701,762
                                     ------------                 ------------
2003
  Oncore & Firstar Oncore Flex.....       13,053    $ 10.808286   $    141,079      1.5%       14.20%      1.66%
  Oncore & Firstar Oncore Value....       51,447    $ 11.177969   $    575,077      0.9%       14.88%      1.60%
  Oncore & Firstar Oncore
     Premier.......................      301,022    $ 10.868872   $  3,271,760      1.4%       14.32%      1.75%
  Oncore & Firstar Oncore Xtra.....      253,603    $ 10.868872   $  2,756,380      1.4%       14.32%      1.75%
  Oncore & Firstar Oncore Lite.....       36,394    $ 10.868872   $    395,567      1.4%       14.32%      1.75%
                                     ------------                 ------------
                                         655,519                  $  7,139,863
                                     ------------                 ------------
2002
  Oncore & Firstar Oncore Flex.....       16,555    $  9.464057   $    156,680      1.5%       -8.24%      1.39%
  Oncore & Firstar Oncore Value....       55,689    $  9.729919   $    541,846      0.9%       -7.70%      1.51%
  Oncore & Firstar Oncore
     Premier.......................      275,575    $  9.507740   $  2,620,094      1.4%       -8.15%      1.63%
  Oncore & Firstar Oncore Xtra.....      218,416    $  9.507740   $  2,076,644      1.4%       -8.15%      1.63%
  Oncore & Firstar Oncore Lite.....       17,231    $  9.507740   $    163,829      1.4%       -8.15%      1.63%
                                     ------------                 ------------
                                         583,466                  $  5,559,093
                                     ------------                 ------------
2001
  Oncore & Firstar Oncore Flex.....       17,591    $ 10.314460   $    181,441      1.5%       -2.27%      3.01%
  Oncore & Firstar Oncore Value....       52,597    $ 10.541475   $    554,455      0.9%       -1.69%      2.29%
  Oncore & Firstar Oncore
     Premier.......................      235,953    $ 10.351859   $  2,442,545      1.4%       -2.18%      3.10%
  Oncore & Firstar Oncore Xtra.....      143,967    $ 10.351859   $  1,490,321      1.4%       -2.18%      3.10%
  Oncore & Firstar Oncore Lite.....        4,546    $ 10.351859   $     47,062      1.4%        0.58%      3.10%      4/17/01
                                     ------------                 ------------
                                         454,654                  $  4,715,824
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.: (CONTINUED)
TOTAL RETURN SUBACCOUNT (CONTINUED)
2000
  Oncore Flex......................        5,656    $ 10.554451   $     59,696      1.5%        6.31%      3.62%
  Oncore & Firstar Oncore Value....       33,657    $ 10.722596   $    360,892      0.9%        6.94%      3.81%
  Oncore & Firstar Oncore
     Premier.......................      136,855    $ 10.582224   $  1,448,222      1.4%        6.42%      3.63%
  Oncore & Firstar Oncore Xtra.....        7,831    $ 10.582224   $     82,872      1.4%        6.42%      3.63%
                                     ------------                 ------------
                                         183,999                  $  1,951,682
                                     ------------                 ------------
INVESTORS SUBACCOUNT
2004
  Oncore & Firstar Oncore Flex.....       54,406    $ 12.834716   $    698,287      1.5%        8.74%      1.38%
  Oncore & Firstar Oncore Value....       59,379    $ 13.352844   $    792,875      0.9%        9.39%      1.56%
  Oncore & Firstar Oncore
     Premier.......................      170,824    $ 12.919400   $  2,206,953      1.4%        8.85%      1.44%
  Oncore & Firstar Oncore Xtra.....      147,871    $ 12.919400   $  1,910,399      1.4%        8.85%      1.44%
  Oncore & Firstar Oncore Lite.....       55,853    $ 12.919400   $    721,588      1.4%        8.85%      1.44%
                                     ------------                 ------------
                                         488,333                  $  6,330,102
                                     ------------                 ------------
2003
  Oncore & Firstar Oncore Flex.....       60,640    $ 11.803030   $    715,735      1.5%       30.38%      1.81%
  Oncore & Firstar Oncore Value....       54,924    $ 12.206734   $    670,437      0.9%       31.15%      1.48%
  Oncore & Firstar Oncore
     Premier.......................      184,492    $ 11.869178   $  2,189,772      1.4%       30.51%      1.47%
  Oncore & Firstar Oncore Xtra.....      125,056    $ 11.869178   $  1,484,313      1.4%       30.51%      1.47%
  Oncore Lite......................       55,417    $ 11.869178   $    657,756      1.4%       30.51%      1.47%
                                     ------------                 ------------
                                         480,529                  $  5,718,013
                                     ------------                 ------------
2002
  Oncore & Firstar Oncore Flex.....       71,598    $  9.053003   $    648,180      1.5%      -24.19%      1.18%
  Oncore & Firstar Oncore Value....       50,000    $  9.307368   $    465,371      0.9%      -23.74%      1.37%
  Oncore & Firstar Oncore
     Premier.......................      234,005    $  9.094795   $  2,128,222      1.4%      -24.11%      1.33%
  Oncore & Firstar Oncore Xtra.....      106,559    $  9.094795   $    969,133      1.4%      -24.11%      1.33%
  Oncore Lite......................       45,433    $  9.094795   $    413,200      1.4%      -24.11%      1.33%
                                     ------------                 ------------
                                         507,595                  $  4,624,106
                                     ------------                 ------------
2001
  Oncore & Firstar Oncore Flex.....       62,628    $ 11.941223   $    747,853      1.5%       -5.57%      1.30%
  Oncore & Firstar Oncore Value....       32,448    $ 12.204028   $    395,995      0.9%       -5.01%      0.88%
  Oncore & Firstar Oncore
     Premier.......................      173,272    $ 11.984510   $  2,076,578      1.4%       -5.48%      1.26%
  Oncore & Firstar Oncore Xtra.....       88,848    $ 11.984510   $  1,064,808      1.4%       -5.48%      1.26%
  Oncore Lite......................        6,269    $ 11.984510   $     75,134      1.4%       -4.24%      1.26%      4/17/01
                                     ------------                 ------------
                                         363,465                  $  4,360,368
                                     ------------                 ------------
2000
  Oncore & Firstar Oncore Flex.....        9,729    $ 12.645960   $    123,034      1.5%       13.54%      0.84%
  Oncore Value.....................       13,083    $ 12.847338   $    168,087      0.9%       14.21%      1.27%
  Oncore & Firstar Oncore
     Premier.......................       46,998    $ 12.679209   $    595,890      1.4%       13.65%      1.11%
  Oncore & Firstar Oncore Xtra.....       14,718    $ 12.679209   $    186,618      1.4%       13.65%      1.11%
                                     ------------                 ------------
                                          84,528                  $  1,073,629
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
STRONG VARIABLE INSURANCE FUNDS,
  INC.:
OPPORTUNITY II SUBACCOUNT
2004
  Top I............................        3,842    $ 12.853057   $     49,381      1.1%       16.93%      0.00%
  Top Tradition....................       53,542    $ 12.853057   $    688,176      1.1%       16.93%      0.00%
  Top Plus.........................       20,696    $ 12.985241   $    268,747      0.9%       17.16%      0.00%
  Investar Vision & Top Spectrum...        6,383    $ 14.406341   $     91,954      1.4%       16.58%      0.00%
  Top Explorer.....................       43,658    $ 12.722318   $    555,435      1.3%       16.70%      0.00%
  Oncore & Firstar Oncore Flex.....       23,707    $ 14.311919   $    339,290      1.5%       16.47%      0.00%
  Oncore & Firstar Oncore Value....      183,977    $ 14.889703   $  2,739,361      0.9%       17.16%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      428,808    $ 14.406341   $  6,177,548      1.4%       16.58%      0.00%
  Oncore & Firstar Oncore Xtra.....      513,308    $ 14.406341   $  7,394,885      1.4%       16.58%      0.00%
  Oncore & Firstar Oncore Lite.....      156,244    $ 14.406341   $  2,250,910      1.4%       16.58%      0.00%
                                     ------------                 ------------
                                       1,434,165                  $ 20,555,687
                                     ------------                 ------------
2003
  Top I............................        3,670    $ 10.992008   $     40,346      1.1%       35.52%      0.05%
  Top Tradition....................       65,730    $ 10.992008   $    722,501      1.1%       35.52%      0.08%
  Top Plus.........................       31,462    $ 11.083042   $    348,692      0.9%       35.79%      0.09%
  Investar Vision & Top Spectrum...        6,973    $ 12.357050   $     86,164      1.4%       35.12%      0.08%
  Top Explorer.....................       56,933    $ 10.901773   $    620,670      1.3%       35.25%      0.08%
  Oncore & Firstar Oncore Flex.....       27,067    $ 12.288188   $    332,600      1.5%       34.98%      0.07%
  Oncore & Firstar Oncore Value....      212,892    $ 12.708516   $  2,705,540      0.9%       35.79%      0.08%
  Oncore & Firstar Oncore
     Premier.......................      583,589    $ 12.357050   $  7,211,452      1.4%       35.12%      0.08%
  Oncore & Firstar Oncore Xtra.....      554,398    $ 12.357050   $  6,850,725      1.4%       35.12%      0.08%
  Oncore & Firstar Oncore Lite.....      270,449    $ 12.357050   $  3,341,952      1.4%       35.12%      0.08%
                                     ------------                 ------------
                                       1,813,163                  $ 22,260,642
                                     ------------                 ------------
2002
  Top I............................        7,767    $  8.111148   $     62,998      1.1%      -27.62%      0.39%
  Top Tradition....................       64,592    $  8.111148   $    523,914      1.1%      -27.62%      0.43%
  Top Plus.........................       28,890    $  8.162179   $    235,807      0.9%      -27.47%      0.44%
  Investar Vision & Top Spectrum...        7,451    $  9.145475   $     68,144      1.4%      -27.83%      0.40%
  Top Explorer.....................       52,049    $  8.060463   $    419,540      1.3%      -27.76%      0.43%
  Oncore & Firstar Oncore Flex.....       38,242    $  9.103468   $    348,130      1.5%      -27.90%      0.39%
  Oncore & Firstar Oncore Value....      225,389    $  9.359256   $  2,109,472      0.9%      -27.47%      0.43%
  Oncore & Firstar Oncore
     Premier.......................      613,606    $  9.145475   $  5,611,716      1.4%      -27.83%      0.40%
  Oncore & Firstar Oncore Xtra.....      596,327    $  9.145475   $  5,453,697      1.4%      -27.83%      0.40%
  Oncore & Firstar Oncore Lite.....      241,758    $  9.145475   $  2,210,991      1.4%      -27.83%      0.40%
                                     ------------                 ------------
                                       1,876,071                  $ 17,044,409
                                     ------------                 ------------
2001
  Top I............................        8,307    $ 11.205725   $     93,090      1.1%       -4.76%      0.52%
  Top Tradition....................       44,704    $ 11.205725   $    500,942      1.1%       -4.76%      0.41%
  Top Plus.........................       23,185    $ 11.253894   $    260,924      0.9%       -4.57%      0.46%
  Top Spectrum.....................        3,911    $ 12.672277   $     49,565      1.4%       -5.04%      0.54%
  Top Explorer.....................       45,268    $ 11.157790   $    505,096      1.3%       -4.95%      0.28%
  Oncore & Firstar Oncore Flex.....       38,737    $ 12.626529   $    489,112      1.5%       -5.14%      0.42%
  Oncore & Firstar Oncore Value....      180,541    $ 12.904401   $  2,329,774      0.9%       -4.57%      0.44%
  Oncore & Firstar Oncore
     Premier.......................      615,990    $ 12.672277   $  7,805,989      1.4%       -5.04%      0.54%
  Oncore & Firstar Oncore Xtra.....      534,528    $ 12.672277   $  6,773,672      1.4%       -5.04%      0.54%
  Oncore & Firstar Oncore Lite.....      144,783    $ 12.672277   $  1,834,732      1.4%       -1.09%      0.54%      4/17/01
                                     ------------                 ------------
                                       1,639,954                  $ 20,642,896
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
STRONG VARIABLE INSURANCE FUNDS, INC.:
  (CONTINUED)
OPPORTUNITY II SUBACCOUNT (CONTINUED)
2000
  Top I.....................................        3,464    $ 11.765451   $     40,755      1.1%        5.44%      0.24%
  Top Tradition.............................       28,808    $ 11.765451   $    338,941      1.1%        5.44%      0.33%
  Top Plus..................................       13,525    $ 11.792516   $    159,491      0.9%        5.65%      0.29%
  Investar Vision & Top Spectrum............          647    $ 13.345052   $      8,629      1.4%        5.13%      0.36%
  Top Explorer..............................       31,411    $ 11.738472   $    368,711      1.3%        5.23%      0.33%
  Oncore & Firstar Oncore Flex..............       24,993    $ 13.310073   $    332,665      1.5%        5.03%      0.41%
  Oncore & Firstar Oncore Value.............      124,830    $ 13.522012   $  1,687,956      0.9%        5.65%      0.32%
  Oncore & Firstar Oncore Premier...........      353,051    $ 13.345052   $  4,711,480      1.4%        5.13%      0.36%
  Oncore & Firstar Oncore Xtra..............      192,484    $ 13.345052   $  2,568,713      1.4%        5.13%      0.36%
                                              ------------                 ------------
                                                  773,213                  $ 10,217,341
                                              ------------                 ------------
MULTI CAP VALUE II SUBACCOUNT
2004
  Top I.....................................          617    $ 13.573321   $      8,368      1.1%       15.49%      0.00%
  Top Tradition.............................        5,182    $ 13.573321   $     70,343      1.1%       15.49%      0.00%
  Top Plus..................................        5,600    $ 13.712955   $     76,789      0.9%       15.72%      0.00%
  Top Explorer..............................        3,320    $ 13.435239   $     44,609      1.3%       15.26%      0.00%
  Oncore & Firstar Oncore Flex..............        9,933    $ 11.623051   $    115,448      1.5%       15.04%      0.00%
  Oncore & Firstar Oncore Value.............        6,857    $ 12.092388   $     82,920      0.9%       15.72%      0.00%
  Oncore & Firstar Oncore Premier...........       50,453    $ 11.699730   $    590,289      1.4%       15.15%      0.00%
  Oncore & Firstar Oncore Xtra..............       38,234    $ 11.699730   $    447,330      1.4%       15.15%      0.00%
                                              ------------                 ------------
                                                  120,196                  $  1,436,096
                                              ------------                 ------------
2003
  Top I.....................................          617    $ 11.752588   $      7,252      1.1%       36.89%      0.11%
  Top Tradition.............................        9,480    $ 11.752588   $    111,412      1.1%       36.89%      0.12%
  Top Plus..................................        7,179    $ 11.849948   $     85,067      0.9%       37.16%      0.10%
  Top Explorer..............................        3,416    $ 11.656107   $     39,817      1.3%       36.62%      0.12%
  Oncore & Firstar Oncore Flex..............       10,577    $ 10.103864   $    106,864      1.5%       36.35%      0.11%
  Oncore & Firstar Oncore Value.............        8,927    $ 10.449547   $     93,284      0.9%       37.16%      0.12%
  Oncore & Firstar Oncore Premier...........       72,909    $ 10.160486   $    740,795      1.4%       36.49%      0.10%
  Oncore & Firstar Oncore Xtra..............       42,608    $ 10.160486   $    432,918      1.4%       36.49%      0.10%
                                              ------------                 ------------
                                                  155,713                  $  1,617,409
                                              ------------                 ------------
2002
  Top I.....................................          618    $  8.585353   $      5,303      1.1%      -24.00%      0.46%
  Top Tradition.............................        9,258    $  8.585353   $     79,486      1.1%      -24.00%      0.37%
  Top Plus..................................        8,155    $  8.639387   $     70,457      0.9%      -23.85%      0.44%
  Top Explorer..............................        2,955    $  8.531704   $     25,214      1.3%      -24.15%      0.10%
  Oncore & Firstar Oncore Flex..............       10,619    $  7.410125   $     78,686      1.5%      -24.30%      0.46%
  Oncore & Firstar Oncore Value.............        8,108    $  7.618396   $     61,770      0.9%      -23.85%      0.43%
  Oncore & Firstar Oncore Premier...........       85,631    $  7.444322   $    637,464      1.4%      -24.22%      0.37%
  Oncore & Firstar Oncore Xtra..............       52,316    $  7.444322   $    389,456      1.4%      -24.22%      0.37%
                                              ------------                 ------------
                                                  177,660                  $  1,347,836
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
STRONG VARIABLE INSURANCE FUNDS, INC.: (CONTINUED)
MULTI CAP VALUE II SUBACCOUNT (CONTINUED)
2001
  Top I.....................................          618    $ 11.296049   $      6,984      1.1%        2.98%      0.00%
  Top Tradition.............................       17,541    $ 11.296049   $    198,142      1.1%        2.98%      0.00%
  Top Plus..................................        5,765    $ 11.344630   $     65,401      0.9%        3.19%      0.00%
  Top Spectrum..............................        2,201    $  9.823899   $     21,623      1.4%        2.68%      0.00%
  Top Explorer..............................       20,612    $ 11.247728   $    231,833      1.3%        2.78%      0.00%
  Oncore & Firstar Oncore Flex..............       10,625    $  9.788424   $    104,005      1.5%        2.58%      0.00%
  Oncore & Firstar Oncore Value.............        9,576    $ 10.003931   $     95,793      0.9%        3.19%      0.00%
  Oncore & Firstar Oncore Premier...........      129,856    $  9.823899   $  1,275,701      1.4%        2.68%      0.00%
  Oncore & Firstar Oncore Xtra..............       63,207    $  9.823899   $    620,940      1.4%        2.68%      0.00%
                                              ------------                 ------------
                                                  260,001                  $  2,620,422
                                              ------------                 ------------
2000
  Top Tradition.............................       27,544    $ 10.968728   $    302,119      1.1%        6.65%      0.50%
  Top Plus..................................        3,752    $ 10.993977   $     41,253      0.9%        6.86%      0.49%
  Top Explorer..............................       26,111    $ 10.943565   $    285,747      1.3%        6.44%      0.66%
  Oncore & Firstar Oncore Flex..............        2,432    $  9.542661   $     23,208      1.5%        6.23%      0.38%
  Oncore & Firstar Oncore Value.............       11,183    $  9.694721   $    108,412      0.9%        6.86%      0.41%
  Oncore & Firstar Oncore Premier...........      151,515    $  9.567752   $  1,449,672      1.4%        6.34%      0.67%
  Oncore & Firstar Oncore Xtra..............       14,931    $  9.567752   $    142,852      1.4%        6.34%      0.67%
                                              ------------                 ------------
                                                  237,468                  $  2,353,263
                                              ------------                 ------------
MID-CAP GROWTH II SUBACCOUNT
2004
  Top I.....................................        2,702    $  7.200348   $     19,454      1.1%       17.86%      0.00%
  Top Tradition.............................      114,311    $  7.200348   $    823,079      1.1%       17.86%      0.00%
  Top Plus..................................       13,515    $  7.274512   $     98,313      0.9%       18.09%      0.00%
  Investar Vision & Top Spectrum............        9,754    $ 11.854554   $    115,629      1.4%       17.51%      0.00%
  Top Explorer..............................       86,079    $  7.127003   $    613,486      1.3%       17.62%      0.00%
  Oncore & Firstar Oncore Flex..............       21,336    $ 11.776774   $    251,275      1.5%       17.39%      0.00%
  Oncore & Firstar Oncore Value.............      238,314    $ 12.252554   $  2,919,953      0.9%       18.09%      0.00%
  Oncore & Firstar Oncore Premier...........      803,840    $ 11.854554   $  9,529,168      1.4%       17.51%      0.00%
  Oncore & Firstar Oncore Xtra..............      484,841    $ 11.854554   $  5,747,576      1.4%       17.51%      0.00%
  Oncore & Firstar Oncore Lite..............       70,268    $ 11.854554   $    832,997      1.4%       17.51%      0.00%
                                              ------------                 ------------
                                                1,844,960                  $ 20,950,930
                                              ------------                 ------------
2003
  Top I.....................................        2,834    $  6.109458   $     17,317      1.1%       32.75%      0.00%
  Top Tradition.............................      136,978    $  6.109458   $    836,859      1.1%       32.75%      0.00%
  Top Plus..................................       24,446    $  6.160144   $    150,593      0.9%       33.02%      0.00%
  Investar Vision & Top Spectrum............        9,422    $ 10.088450   $     95,057      1.4%       32.36%      0.00%
  Top Explorer..............................      110,618    $  6.059228   $    670,262      1.3%       32.49%      0.00%
  Oncore & Firstar Oncore Flex..............       28,993    $ 10.032151   $    290,858      1.5%       32.23%      0.00%
  Oncore & Firstar Oncore Value.............      284,194    $ 10.375611   $  2,948,686      0.9%       33.02%      0.00%
  Oncore & Firstar Oncore Premier...........      991,015    $ 10.088450   $  9,997,796      1.4%       32.36%      0.00%
  Oncore & Firstar Oncore Xtra..............      590,657    $ 10.088450   $  5,958,818      1.4%       32.36%      0.00%
  Oncore & Firstar Oncore Lite..............      139,017    $ 10.088450   $  1,402,464      1.4%       32.36%      0.00%
                                              ------------                 ------------
                                                2,318,174                  $ 22,368,710
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
STRONG VARIABLE INSURANCE FUNDS,
  INC.: (CONTINUED)
MID-CAP GROWTH II SUBACCOUNT (CONTINUED)
2002
  Top I............................        1,699    $  4.602057   $      7,819      1.1%      -38.23%      0.00%
  Top Tradition....................      131,912    $  4.602057   $    607,065      1.1%      -38.23%      0.00%
  Top Plus.........................       32,322    $  4.631070   $    149,685      0.9%      -38.10%      0.00%
  Investar Vision & Top Spectrum...        9,488    $  7.621828   $     72,317      1.4%      -38.41%      0.00%
  Top Explorer.....................      114,697    $  4.573237   $    524,538      1.3%      -38.35%      0.00%
  Oncore & Firstar Oncore Flex.....       46,933    $  7.586758   $    356,067      1.5%      -38.47%      0.00%
  Oncore & Firstar Oncore Value....      303,965    $  7.800175   $  2,370,983      0.9%      -38.10%      0.00%
  Oncore & Firstar Oncore
     Premier.......................    1,100,189    $  7.621828   $  8,385,453      1.4%      -38.41%      0.00%
  Oncore & Firstar Oncore Xtra.....      626,229    $  7.621828   $  4,773,008      1.4%      -38.41%      0.00%
  Oncore & Firstar Oncore Lite.....      130,895    $  7.621828   $    997,660      1.4%      -38.41%      0.00%
                                     ------------                 ------------
                                       2,498,329                  $ 18,244,595
                                     ------------                 ------------
2001
  Top I............................        1,733    $  7.449973   $     12,912      1.1%      -31.53%      0.00%
  Top Tradition....................      132,257    $  7.449973   $    985,308      1.1%      -31.53%      0.00%
  Top Plus.........................       48,707    $  7.482075   $    364,426      0.9%      -31.39%      0.00%
  Investar Vision & Top Spectrum...       11,444    $ 12.375260   $    141,628      1.4%      -31.73%      0.00%
  Top Explorer.....................      141,857    $  7.418030   $  1,052,301      1.3%      -31.67%      0.00%
  Oncore & Firstar Oncore Flex.....       70,801    $ 12.330516   $    873,010      1.5%      -31.80%      0.00%
  Oncore & Firstar Oncore Value....      321,910    $ 12.602189   $  4,056,775      0.9%      -31.39%      0.00%
  Oncore & Firstar Oncore
     Premier.......................    1,468,041    $ 12.375260   $ 18,167,386      1.4%      -31.73%      0.00%
  Oncore & Firstar Oncore Xtra.....      763,291    $ 12.375260   $  9,445,917      1.4%      -31.73%      0.00%
  Oncore & Firstar Oncore Lite.....       82,615    $ 12.375260   $  1,022,388      1.4%      -14.73%      0.00%      4/17/01
                                     ------------                 ------------
                                       3,042,656                  $ 36,122,051
                                     ------------                 ------------
2000
  Top I............................        7,173    $ 10.880657   $     78,047      1.1%      -15.76%      0.00%
  Top Tradition....................      136,549    $ 10.880657   $  1,485,748      1.1%      -15.76%      0.00%
  Top Plus.........................       54,700    $ 10.905725   $    596,545      0.9%      -15.60%      0.00%
  Investar Vision & Top Spectrum...        9,789    $ 18.128240   $    177,450      1.4%      -16.01%      0.00%
  Top Explorer.....................      230,628    $ 10.855665   $  2,503,618      1.3%      -15.93%      0.00%
  Oncore & Firstar Oncore Flex.....       82,985    $ 18.080685   $  1,500,421      1.5%      -16.10%      0.00%
  Oncore & Firstar Oncore Value....      313,405    $ 18.368687   $  5,756,839      0.9%      -15.60%      0.00%
  Oncore & Firstar Oncore
     Premier.......................    1,292,064    $ 18.128240   $ 23,422,853      1.4%      -16.01%      0.00%
  Oncore & Firstar Oncore Xtra.....      594,176    $ 18.128240   $ 10,771,357      1.4%      -16.01%      0.00%
                                     ------------                 ------------
                                       2,721,469                  $ 46,292,878
                                     ------------                 ------------
VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS I:
CORE PLUS FIXED INCOME SUBACCOUNT
2004
  Oncore Flex......................       22,850    $ 13.370815   $    305,526      1.5%        2.82%      3.77%
  Oncore & Firstar Oncore Value....       29,175    $ 13.910580   $    405,846      0.9%        3.43%      3.83%
  Oncore & Firstar Oncore
     Premier.......................      225,980    $ 13.459054   $  3,041,468      1.4%        2.92%      3.81%
  Oncore & Firstar Oncore Xtra.....       52,236    $ 13.459054   $    703,047      1.4%        2.92%      3.81%
                                     ------------                 ------------
                                         330,241                  $  4,455,887
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS I: (CONTINUED)
CORE PLUS FIXED INCOME SUBACCOUNT
  (CONTINUED)
2003
  Oncore Flex...............................       24,259    $ 13.004005   $    315,465      1.5%        3.09%      0.06%
  Oncore & Firstar Oncore Value.............       32,204    $ 13.448755   $    433,100      0.9%        3.71%      0.06%
  Oncore & Firstar Oncore Premier...........      251,670    $ 13.076897   $  3,291,073      1.4%        3.19%      0.06%
  Oncore Xtra...............................       50,161    $ 13.076897   $    655,949      1.4%        3.19%      0.06%
                                              ------------                 ------------
                                                  358,294                  $  4,695,587
                                              ------------                 ------------
2002
  Oncore Flex...............................       27,114    $ 12.614010   $    342,013      1.5%        5.74%      3.57%
  Oncore & Firstar Oncore Value.............       42,121    $ 12.968279   $    546,239      0.9%        6.37%      3.36%
  Oncore & Firstar Oncore Premier...........      284,568    $ 12.672219   $  3,606,106      1.4%        5.84%      3.42%
  Oncore & Firstar Oncore Xtra..............        3,142    $ 12.672219   $     39,820      1.4%        5.84%      3.42%
                                              ------------                 ------------
                                                  356,945                  $  4,534,178
                                              ------------                 ------------
2001
  Oncore & Firstar Oncore Flex..............       26,172    $ 11.929215   $    312,212      1.5%        7.70%      3.67%
  Oncore & Firstar Oncore Value.............       48,463    $ 12.191749   $    590,853      0.9%        8.34%      3.87%
  Oncore & Firstar Oncore Premier...........      332,091    $ 11.972451   $  3,975,944      1.4%        7.80%      3.78%
  Oncore & Firstar Oncore Xtra..............        3,512    $ 11.972451   $     42,044      1.4%        7.80%      3.78%
                                              ------------                 ------------
                                                  410,238                  $  4,921,053
                                              ------------                 ------------
2000
  Oncore Flex...............................       30,755    $ 11.076812   $    340,666      1.5%        9.45%      6.21%
  Oncore & Firstar Oncore Value.............       56,923    $ 11.253314   $    640,574      0.9%       10.10%      6.34%
  Oncore & Firstar Oncore Premier...........      394,328    $ 11.105951   $  4,379,391      1.4%        9.55%      6.55%
  Oncore & Xtra.............................        3,582    $ 11.105951   $     39,778      1.4%        9.55%      6.55%
                                              ------------                 ------------
                                                  485,588                  $  5,400,409
                                              ------------                 ------------
US REAL ESTATE SUBACCOUNT
2004
  Top I.....................................        7,435    $ 25.381114   $    188,715      1.1%       34.91%      1.15%
  Top Tradition.............................       33,230    $ 25.381114   $    843,421      1.1%       34.91%      1.56%
  Top Plus..................................       14,291    $ 25.642046   $    366,459      0.9%       35.18%      1.56%
  Investar Vision & Top Spectrum............        5,660    $ 21.411919   $    121,195      1.4%       34.51%      1.60%
  Top Explorer..............................       20,125    $ 25.123131   $    505,595      1.3%       34.64%      1.45%
  Oncore & Firstar Oncore Flex..............        5,499    $ 21.271668   $    116,963      1.5%       34.37%      1.73%
  Oncore & Firstar Oncore Value.............       46,568    $ 22.130175   $  1,030,562      0.9%       35.18%      1.70%
  Oncore & Firstar Oncore Premier...........      105,473    $ 21.411919   $  2,258,371      1.4%       34.51%      1.60%
  Oncore & Firstar Oncore Xtra..............      186,966    $ 21.411919   $  4,003,292      1.4%       34.51%      1.60%
                                              ------------                 ------------
                                                  425,247                  $  9,434,573
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS I: (CONTINUED)
US REAL ESTATE SUBACCOUNT (CONTINUED)
2003
  Top I.....................................        1,089    $ 18.813690   $     20,481      1.1%       36.02%      0.00%
  Top Tradition.............................       22,541    $ 18.813690   $    424,077      1.1%       36.02%      0.00%
  Top Plus..................................       12,211    $ 18.969437   $    231,635      0.9%       36.29%      0.00%
  Top Spectrum..............................          771    $ 15.918756   $     12,279      1.4%       35.61%      0.00%
  Top Explorer..............................       13,271    $ 18.659388   $    247,624      1.3%       35.75%      0.00%
  Oncore & Firstar Oncore Flex..............        6,045    $ 15.830110   $     95,694      1.5%       35.48%      0.00%
  Oncore & Firstar Oncore Value.............       31,222    $ 16.371443   $    511,144      0.9%       36.29%      0.00%
  Oncore & Firstar Oncore Premier...........       65,997    $ 15.918756   $  1,050,609      1.4%       35.61%      0.00%
  Oncore & Firstar Oncore Xtra..............       64,769    $ 15.918756   $  1,031,037      1.4%       35.61%      0.00%
                                              ------------                 ------------
                                                  217,916                  $  3,624,580
                                              ------------                 ------------
2002
  Top I.....................................        1,779    $ 13.831866   $     24,607      1.1%       -1.87%      9.58%
  Top Tradition.............................       15,072    $ 13.831866   $    208,477      1.1%       -1.87%      3.09%
  Top Plus..................................        1,996    $ 13.918838   $     27,778      0.9%       -1.67%      3.77%
  Top Spectrum..............................          391    $ 11.738222   $      4,594      1.4%       -2.16%     23.74%
  Top Explorer..............................        2,402    $ 13.745536   $     33,011      1.3%       -2.06%      1.99%
  Oncore & Firstar Oncore Flex..............        4,405    $ 11.684341   $     51,468      1.5%       -2.25%      3.02%
  Oncore & Firstar Oncore Value.............       12,813    $ 12.012559   $    153,920      0.9%       -1.67%      2.80%
  Oncore & Firstar Oncore Premier...........       45,545    $ 11.738222   $    534,621      1.4%       -2.16%     23.74%
  Oncore Xtra...............................    1,277,332    $ 11.738222   $ 14,993,603      1.4%       -2.16%     23.74%
                                              ------------                 ------------
                                                1,361,735                  $ 16,032,079
                                              ------------                 ------------
2001
  Top I.....................................          365    $ 14.094975   $      5,144      1.1%        8.64%      1.25%
  Top Tradition.............................       13,869    $ 14.094975   $    195,489      1.1%        8.64%      2.79%
  Top Plus..................................        1,196    $ 14.155556   $     16,928      0.9%        8.86%      5.66%
  Top Spectrum..............................       10,323    $ 11.997048   $    123,850      1.4%        8.32%      3.41%
  Top Explorer..............................        3,884    $ 14.034732   $     54,514      1.3%        8.42%      0.55%
  Oncore & Firstar Oncore Flex..............        3,776    $ 11.953743   $     45,142      1.5%        8.21%      3.67%
  Oncore & Firstar Oncore Value.............       15,975    $ 12.216854   $    195,159      0.9%        8.86%      3.12%
  Oncore & Firstar Oncore Premier...........       73,851    $ 11.997048   $    885,982      1.4%        8.32%      3.41%
  Oncore & Firstar Oncore Xtra..............        3,123    $ 11.997048   $     37,472      1.4%        8.32%      3.41%
                                              ------------                 ------------
                                                  126,362                  $  1,559,680
                                              ------------                 ------------
2000
  Top I.....................................        6,574    $ 12.974045   $     85,291      1.1%       27.87%      1.70%
  Top Tradition.............................       34,794    $ 12.974045   $    451,421      1.1%       27.87%      2.77%
  Top Plus..................................          259    $ 13.003900   $      3,363      0.9%       28.12%      0.75%
  Investar Vision & Top Spectrum............       11,549    $ 11.075951   $    127,911      1.4%       27.49%      2.67%
  Top Explorer..............................        4,345    $ 12.944308   $     56,241      1.3%       27.61%      2.26%
  Oncore & Firstar Oncore Flex..............        3,787    $ 11.046907   $     41,838      1.5%       27.36%      2.20%
  Oncore & Firstar Oncore Value.............       25,564    $ 11.222911   $    286,904      0.9%       28.12%      1.81%
  Oncore & Firstar Oncore Premier...........      125,785    $ 11.075951   $  1,393,189      1.4%       27.49%      2.67%
  Oncore Xtra...............................        3,126    $ 11.075951   $     34,626      1.4%       27.49%      2.67%
                                              ------------                 ------------
                                                  215,783                  $  2,480,784
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS I: (CONTINUED)
VALUE SUBACCOUNT
2004
  Oncore Flex...............................        2,151    $ 12.409098   $     26,694      1.5%       16.09%      1.07%
  Oncore Value..............................        9,265    $ 12.910013   $    119,605      0.9%       16.78%      1.19%
  Oncore & Firstar Oncore Premier...........       67,253    $ 12.490986   $    840,064      1.4%       16.20%      0.98%
  Oncore Xtra...............................        9,929    $ 12.490986   $    124,018      1.4%       16.20%      0.98%
                                              ------------                 ------------
                                                   88,598                  $  1,110,381
                                              ------------                 ------------
2003
  Oncore Flex...............................        3,746    $ 10.689314   $     40,040      1.5%       32.10%      0.00%
  Oncore Value..............................       10,715    $ 11.054926   $    118,456      0.9%       32.88%      0.00%
  Oncore & Firstar Oncore Premier...........       69,251    $ 10.749233   $    744,395      1.4%       32.23%      0.00%
  Oncore Xtra...............................       10,177    $ 10.749233   $    109,394      1.4%       32.23%      0.00%
                                              ------------                 ------------
                                                   93,889                  $  1,012,285
                                              ------------                 ------------
2002
  Oncore Flex...............................        3,716    $  8.091822   $     30,069      1.5%      -23.31%      0.82%
  Oncore Value..............................        8,393    $  8.319174   $     69,823      0.9%      -22.85%      0.58%
  Oncore & Firstar Oncore Premier...........       74,364    $  8.129174   $    604,520      1.4%      -23.23%      0.92%
  Oncore Xtra...............................       14,377    $  8.129174   $    116,874      1.4%      -23.23%      0.92%
                                              ------------                 ------------
                                                  100,850                  $    821,286
                                              ------------                 ------------
2001
  Oncore Flex...............................        4,627    $ 10.551021   $     48,823      1.5%        0.75%      0.79%
  Oncore Value..............................       15,465    $ 10.783192   $    166,758      0.9%        1.35%      0.91%
  Oncore & Firstar Oncore Premier...........       83,555    $ 10.589267   $    884,781      1.4%        0.85%      0.95%
  Oncore & Firstar Oncore Xtra..............       15,876    $ 10.589267   $    168,120      1.4%        0.85%      0.95%
                                              ------------                 ------------
                                                  119,523                  $  1,268,482
                                              ------------                 ------------
2000
  Oncore Flex...............................        6,697    $ 10.472537   $     70,139      1.5%       23.11%      1.06%
  Oncore Value..............................       18,756    $ 10.639299   $    199,547      0.9%       23.84%      1.10%
  Oncore & Firstar Oncore Premier...........       89,566    $ 10.500086   $    940,455      1.4%       23.23%      1.03%
  Oncore Xtra...............................        6,941    $ 10.500086   $     72,881      1.4%       23.23%      1.03%
                                              ------------                 ------------
                                                  121,960                  $  1,283,022
                                              ------------                 ------------
EMERGING MARKET DEBT SUBACCOUNT
2004
  Oncore & Firstar Oncore Value.............        2,238    $ 15.582645   $     34,870      0.9%        9.08%     10.57%
  Oncore & Firstar Oncore Premier...........        9,807    $ 15.076787   $    147,857      1.4%        8.54%      6.88%
  Oncore Xtra...............................        1,317    $ 15.076787   $     19,863      1.4%        8.54%      6.88%
                                              ------------                 ------------
                                                   13,362                  $    202,590
                                              ------------                 ------------
2003
  Oncore & Firstar Oncore Value.............          527    $ 14.285833   $      7,535      0.9%       26.72%      0.00%
  Oncore & Firstar Oncore Premier...........       11,156    $ 13.890773   $    154,958      1.4%       26.10%      0.00%
  Oncore Xtra...............................        1,426    $ 13.890773   $     19,804      1.4%       26.10%      0.00%
                                              ------------                 ------------
                                                   13,109                  $    182,297
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS I: (CONTINUED)
EMERGING MARKET DEBT SUBACCOUNT (CONTINUED)
2002
  Oncore & Firstar Oncore Value.............        4,551    $ 11.273140   $     51,308      0.9%        8.25%      6.62%
  Oncore & Firstar Oncore Premier...........       11,716    $ 11.015680   $    129,059      1.4%        7.71%      7.28%
  Oncore Xtra...............................        2,122    $ 11.015680   $     23,373      1.4%        7.71%      7.28%
                                              ------------                 ------------
                                                   18,389                  $    203,740
                                              ------------                 ------------
2001
  Oncore & Firstar Oncore Value.............        5,107    $ 10.414207   $     53,187      0.9%        9.11%      7.46%
  Oncore & Firstar Oncore Premier...........       12,854    $ 10.226805   $    131,454      1.4%        8.57%      7.51%
  Oncore & Firstar Oncore Xtra..............        2,379    $ 10.226805   $     24,326      1.4%        8.57%      7.51%
                                              ------------                 ------------
                                                   20,340                  $    208,967
                                              ------------                 ------------
2000
  Oncore & Firstar Oncore Value.............        8,544    $  9.544453   $     81,547      0.9%       10.40%     11.94%
  Oncore & Firstar Oncore Premier...........       20,917    $  9.419421   $    197,029      1.4%        9.85%     12.62%
  Oncore Xtra...............................          761    $  9.419421   $      7,167      1.4%        9.85%     12.62%
                                              ------------                 ------------
                                                   30,222                  $    285,743
                                              ------------                 ------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
GROWTH & INCOME SUBACCOUNT
2004
  Top I.....................................        5,276    $ 11.253743   $     59,379      1.1%       17.50%      2.46%
  Top Tradition.............................       24,067    $ 11.253743   $    270,844      1.1%       17.50%      2.11%
  Top Plus..................................        5,020    $ 11.369495   $     57,075      0.9%       17.74%      1.90%
  Investar Vision & Top Spectrum............       15,520    $  9.711236   $    150,722      1.4%       17.15%      2.46%
  Top Explorer..............................       24,222    $ 11.139244   $    269,815      1.3%       17.27%      1.84%
  Oncore & Firstar Oncore Flex..............       31,595    $  9.647559   $    304,818      1.5%       17.04%      1.88%
  Oncore & Firstar Oncore Value.............      266,214    $ 10.037103   $  2,672,022      0.9%       17.74%      2.84%
  Oncore & Firstar Oncore Premier...........      738,836    $  9.711236   $  7,174,996      1.4%       17.15%      2.46%
  Oncore & Firstar Oncore Xtra..............      723,459    $  9.711236   $  7,025,682      1.4%       17.15%      2.46%
  Oncore & Firstar Oncore Lite..............      675,997    $  9.711236   $  6,564,765      1.4%       17.15%      2.46%
                                              ------------                 ------------
                                                2,510,206                  $ 24,550,118
                                              ------------                 ------------
2003
  Top I.....................................        1,417    $  9.577460   $     13,574      1.1%       23.01%      1.36%
  Top Tradition.............................       19,436    $  9.577460   $    186,143      1.1%       23.01%      1.47%
  Top Plus..................................        1,774    $  9.656808   $     17,131      0.9%       23.25%      1.56%
  Top Spectrum..............................          935    $  8.289314   $      7,749      1.4%       22.64%      1.73%
  Top Explorer..............................       19,586    $  9.498828   $    186,046      1.3%       22.77%      1.31%
  Oncore Flex...............................       22,040    $  8.243099   $    181,675      1.5%       22.52%      0.90%
  Oncore & Firstar Oncore Value.............       97,467    $  8.525128   $    830,919      0.9%       23.25%      1.47%
  Oncore & Firstar Oncore Premier...........      313,813    $  8.289314   $  2,601,299      1.4%       22.64%      1.56%
  Oncore & Firstar Oncore Xtra..............      365,089    $  8.289314   $  3,026,337      1.4%       22.64%      1.56%
  Oncore & Firstar Oncore Lite..............      260,913    $  8.289314   $  2,162,791      1.4%       22.64%      1.56%
                                              ------------                 ------------
                                                1,102,470                  $  9,213,664
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
GOLDMAN SACHS VARIABLE INSURANCE
  TRUST: (CONTINUED)
GROWTH & INCOME SUBACCOUNT (CONTINUED)
2002
  Top I............................        1,418    $  7.786048   $     11,042      1.1%      -12.30%      1.51%
  Top Tradition....................       16,086    $  7.786048   $    125,246      1.1%      -12.30%      1.37%
  Top Plus.........................        1,512    $  7.835039   $     11,847      0.9%      -12.13%      1.28%
  Top Explorer.....................       19,154    $  7.737388   $    148,199      1.3%      -12.48%      1.78%
  Oncore Flex......................       50,672    $  6.727773   $    340,910      1.5%      -12.65%      1.56%
  Oncore & Firstar Oncore Value....       83,623    $  6.916855   $    578,409      0.9%      -12.13%      1.57%
  Oncore & Firstar Oncore
     Premier.......................      310,061    $  6.758832   $  2,095,651      1.4%      -12.56%      1.57%
  Oncore & Firstar Oncore Xtra.....      295,724    $  6.758832   $  1,998,748      1.4%      -12.56%      1.57%
  Oncore & Firstar Oncore Lite.....      101,941    $  6.758832   $    689,001      1.4%      -12.56%      1.57%
                                     ------------                 ------------
                                         880,191                  $  5,999,053
                                     ------------                 ------------
2001
  Top I............................        1,419    $  8.878447   $     12,601      1.1%      -10.33%      0.47%
  Top Tradition....................       19,256    $  8.878447   $    170,961      1.1%      -10.33%      0.43%
  Top Plus.........................          916    $  8.916630   $      8,171      0.9%      -10.15%      0.35%
  Top Explorer.....................       15,077    $  8.840448   $    133,290      1.3%      -10.51%      0.65%
  Oncore & Firstar Oncore Flex.....       40,776    $  7.702095   $    314,064      1.5%      -10.69%      0.53%
  Oncore & Firstar Oncore Value....       79,514    $  7.871689   $    625,912      0.9%      -10.15%      0.44%
  Oncore & Firstar Oncore
     Premier.......................      309,046    $  7.730038   $  2,388,929      1.4%      -10.60%      0.59%
  Oncore & Firstar Oncore Xtra.....      235,382    $  7.730038   $  1,819,503      1.4%      -10.60%      0.59%
  Oncore Lite......................       17,578    $  7.730038   $    135,881      1.4%       -1.77%      0.59%      4/17/01
                                     ------------                 ------------
                                         718,964                  $  5,609,312
                                     ------------                 ------------
2000
  Top I............................        1,413    $  9.901207   $     13,988      1.1%       -5.72%      0.63%
  Top Tradition....................       18,028    $  9.901207   $    178,500      1.1%       -5.72%      0.48%
  Top Plus.........................        1,461    $  9.923988   $     14,501      0.9%       -5.54%      0.37%
  Top Explorer.....................        3,392    $  9.878486   $     33,504      1.3%       -5.91%      0.55%
  Oncore & Firstar Oncore Flex.....       34,930    $  8.623584   $    301,225      1.5%       -6.09%      0.38%
  Oncore & Firstar Oncore Value....       91,361    $  8.760996   $    800,416      0.9%       -5.54%      0.38%
  Oncore & Firstar Oncore
     Premier.......................      264,785    $  8.646279   $  2,289,397      1.4%       -6.00%      0.44%
  Oncore & Firstar Oncore Xtra.....       75,055    $  8.646279   $    648,949      1.4%       -6.00%      0.44%
                                     ------------                 ------------
                                         490,425                  $  4,280,480
                                     ------------                 ------------
CORE US EQUITY SUBACCOUNT
2004
  Top I............................        1,395    $  9.568193   $     13,347      1.1%       13.69%      0.93%
  Top Tradition....................       21,559    $  9.568193   $    206,284      1.1%       13.69%      1.24%
  Top Plus.........................        4,797    $  9.666608   $     46,371      0.9%       13.91%      1.13%
  Top Spectrum.....................            6    $ 10.774073   $         68      1.4%       13.35%      1.21%
  Top Explorer.....................       14,453    $  9.470844   $    136,880      1.3%       13.46%      0.93%
  Oncore & Firstar Oncore Flex.....       25,784    $ 10.703431   $    275,980      1.5%       13.24%      0.99%
  Oncore & Firstar Oncore Value....      143,000    $ 11.135594   $  1,592,385      0.9%       13.91%      1.12%
  Oncore & Firstar Oncore
     Premier.......................      522,966    $ 10.774073   $  5,634,477      1.4%       13.35%      1.21%
  Oncore & Firstar Oncore Xtra.....      420,443    $ 10.774073   $  4,529,880      1.4%       13.35%      1.21%
  Oncore & Firstar Oncore Lite.....      256,285    $ 10.774073   $  2,761,233      1.4%       13.35%      1.21%
                                     ------------                 ------------
                                       1,410,688                  $ 15,196,905
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
GOLDMAN SACHS VARIABLE INSURANCE TRUST: (CONTINUED)
CORE US EQUITY SUBACCOUNT (CONTINUED)
2003
  Top Tradition....................       18,201    $  8.416223   $    153,181      1.1%       28.07%      0.76%
  Top Plus.........................        4,818    $  8.485938   $     40,884      0.9%       28.32%      1.15%
  Investar Vision & Top Spectrum...        2,232    $  9.505131   $     21,213      1.4%       27.69%      0.94%
  Top Explorer.....................       18,179    $  8.347120   $    151,744      1.3%       27.81%      0.71%
  Oncore & Firstar Oncore Flex.....       33,028    $  9.452134   $    312,184      1.5%       27.56%      0.73%
  Oncore & Firstar Oncore Value....      120,665    $  9.775513   $  1,179,564      0.9%       28.32%      0.90%
  Oncore & Firstar Oncore
     Premier.......................      417,384    $  9.505131   $  3,967,287      1.4%       27.69%      0.94%
  Oncore & Firstar Oncore Xtra.....      317,336    $  9.505131   $  3,016,325      1.4%       27.69%      0.94%
  Oncore & Firstar Oncore Lite.....      107,031    $  9.505131   $  1,017,347      1.4%       27.69%      0.94%
                                     ------------                 ------------
                                       1,038,874                  $  9,859,729
                                     ------------                 ------------
2002
  Top Tradition....................       14,974    $  6.571707   $     98,405      1.1%      -22.75%      0.66%
  Top Plus.........................        2,145    $  6.613061   $     14,188      0.9%      -22.59%      0.41%
  Investar Vision & Top Spectrum...       11,603    $  7.443985   $     86,373      1.4%      -22.97%      0.54%
  Top Explorer.....................       18,931    $  6.530631   $    123,628      1.3%      -22.90%      0.51%
  Oncore & Firstar Oncore Flex.....       38,034    $  7.409765   $    281,822      1.5%      -23.05%      0.50%
  Oncore & Firstar Oncore Value....      101,320    $  7.618013   $    771,854      0.9%      -22.59%      0.59%
  Oncore & Firstar Oncore
     Premier.......................      385,471    $  7.443985   $  2,869,442      1.4%      -22.97%      0.54%
  Oncore & Firstar Oncore Xtra.....      210,179    $  7.443985   $  1,564,568      1.4%      -22.97%      0.54%
  Oncore Lite......................       19,240    $  7.443985   $    143,226      1.4%      -22.97%      0.54%
                                     ------------                 ------------
                                         801,897                  $  5,953,506
                                     ------------                 ------------
2001
  Top I............................           83    $  8.506573   $        707      1.1%      -12.91%      0.61%
  Top Tradition....................       11,782    $  8.506573   $    100,228      1.1%      -12.91%      0.37%
  Top Plus.........................        3,786    $  8.543146   $     32,343      0.9%      -12.73%      0.56%
  Investar Vision & Top Spectrum...       12,090    $  9.664349   $    116,847      1.4%      -13.17%      0.50%
  Top Explorer.....................       20,857    $  8.470176   $    176,658      1.3%      -13.08%      0.40%
  Oncore & Firstar Oncore Flex.....       46,745    $  9.629429   $    450,132      1.5%      -13.25%      0.40%
  Oncore & Firstar Oncore Value....       99,007    $  9.841404   $    974,364      0.9%      -12.73%      0.42%
  Oncore & Firstar Oncore
     Premier.......................      423,371    $  9.664349   $  4,091,606      1.4%      -13.17%      0.50%
  Oncore & Firstar Oncore Xtra.....      231,011    $  9.664349   $  2,232,569      1.4%      -13.17%      0.50%
  Oncore Lite......................        9,168    $  9.664349   $     88,599      1.4%       -3.70%      0.50%      4/17/01
                                     ------------                 ------------
                                         857,900                  $  8,264,053
                                     ------------                 ------------
2000
  Top I............................           38    $  9.767104   $        369      1.1%      -10.60%      1.09%
  Top Tradition....................       15,496    $  9.767104   $    151,349      1.1%      -10.60%      0.74%
  Top Plus.........................        2,471    $  9.789574   $     24,189      0.9%      -10.42%      0.64%
  Investar Vision & Top Spectrum...       12,704    $ 11.129638   $    141,394      1.4%      -10.86%      0.67%
  Top Explorer.....................       27,155    $  9.744700   $    264,617      1.3%      -10.77%      0.92%
  Oncore & Firstar Oncore Flex.....       50,813    $ 11.100434   $    564,047      1.5%      -10.95%      0.70%
  Oncore & Firstar Oncore Value....      111,950    $ 11.277239   $  1,262,491      0.9%      -10.42%      0.66%
  Oncore & Firstar Oncore
     Premier.......................      387,430    $ 11.129638   $  4,311,962      1.4%      -10.86%      0.67%
  Oncore Xtra......................       75,569    $ 11.129638   $    841,050      1.4%      -10.86%      0.67%
                                     ------------                 ------------
                                         683,626                  $  7,561,468
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
GOLDMAN SACHS VARIABLE INSURANCE TRUST: (CONTINUED)
GLOBAL INCOME SUBACCOUNT
2001
  Oncore & Firstar Oncore Flex.....       15,465    $ 11.427883   $    176,732      1.5%        3.25%      3.69%
  Oncore & Firstar Oncore Value....       35,579    $ 11.679374   $    415,540      0.9%        3.86%      4.92%
  Oncore & Firstar Oncore
     Premier.......................      156,735    $ 11.469316   $  1,797,641      1.4%        3.35%      5.43%
  Oncore & Firstar Oncore Xtra.....      102,601    $ 11.469316   $  1,176,773      1.4%        3.35%      5.43%
  Oncore & Firstar Oncore Lite.....       18,686    $ 11.469316   $    214,312      1.4%        1.80%      5.43%      4/17/01
                                     ------------                 ------------
                                         329,066                  $  3,780,998
                                     ------------                 ------------
2000
  Oncore & Firstar Oncore Flex.....       16,794    $ 11.068437   $    185,882      1.5%        7.45%     10.14%
  Oncore & Firstar Oncore Value....       11,929    $ 11.244801   $    134,139      0.9%        8.08%     10.35%
  Oncore & Firstar Oncore
     Premier.......................       93,629    $ 11.097566   $  1,039,058      1.4%        7.55%     12.15%
  Oncore Xtra......................       16,840    $ 11.097566   $    186,879      1.4%        7.55%     12.15%
                                     ------------                 ------------
                                         139,192                  $  1,545,958
                                     ------------                 ------------
CAPITAL GROWTH SUBACCOUNT
2004
  Top I............................           58    $  8.508390   $        495      1.1%        7.90%      0.60%
  Top Tradition....................       17,062    $  8.508390   $    145,168      1.1%        7.90%      0.63%
  Top Plus.........................        2,591    $  8.595928   $     22,275      0.9%        8.11%      0.66%
  Investar Vision & Top Spectrum...       13,942    $ 10.890456   $    151,832      1.4%        7.58%      0.55%
  Top Explorer.....................       12,326    $  8.421774   $    103,805      1.3%        7.68%      0.60%
  Oncore & Firstar Oncore Flex.....       13,111    $ 10.453079   $    137,047      1.5%        7.47%      0.72%
  Oncore & Firstar Oncore Value....      174,593    $ 10.875163   $  1,898,728      0.9%        8.11%      1.21%
  Oncore & Firstar Oncore
     Premier.......................      416,483    $ 10.522029   $  4,382,251      1.4%        7.58%      1.11%
  Oncore & Firstar Oncore Xtra.....      386,602    $ 10.522029   $  4,067,839      1.4%        7.58%      1.11%
  Oncore & Firstar Oncore Lite.....      341,142    $ 10.522029   $  3,589,506      1.4%        7.58%      1.11%
                                     ------------                 ------------
                                       1,377,910                  $ 14,498,946
                                     ------------                 ------------
2003
  Top I............................           73    $  7.885625   $        576      1.1%       22.39%      0.14%
  Top Tradition....................       22,684    $  7.885625   $    178,874      1.1%       22.39%      0.28%
  Top Plus.........................        3,825    $  7.950961   $     30,413      0.9%       22.63%      0.25%
  Investar Vision & Top Spectrum...       27,886    $ 10.123381   $    282,304      1.4%       22.03%      0.26%
  Top Explorer.....................       17,352    $  7.820835   $    135,704      1.3%       22.15%      0.25%
  Oncore Flex......................       12,960    $  9.726410   $    126,053      1.5%       21.91%      0.27%
  Oncore & Firstar Oncore Value....       64,973    $ 10.059169   $    653,577      0.9%       22.63%      0.26%
  Oncore & Firstar Oncore
     Premier.......................      232,062    $  9.780917   $  2,269,777      1.4%       22.03%      0.29%
  Oncore & Firstar Oncore Xtra.....      195,821    $  9.780917   $  1,915,308      1.4%       22.03%      0.29%
  Oncore & Firstar Oncore Lite.....       81,341    $  9.780917   $    795,593      1.4%       22.03%      0.29%
                                     ------------                 ------------
                                         658,977                  $  6,388,179
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
GOLDMAN SACHS VARIABLE INSURANCE TRUST: (CONTINUED)
CAPITAL GROWTH SUBACCOUNT (CONTINUED)
2002
  Top I............................           89    $  6.442916   $        571      1.1%      -25.16%      0.03%
  Top Tradition....................       20,955    $  6.442916   $    135,014      1.1%      -25.16%      0.20%
  Top Plus.........................        5,440    $  6.483475   $     35,270      0.9%      -25.01%      0.16%
  Investar Vision & Top Spectrum...       30,917    $  8.295824   $    256,479      1.4%      -25.38%      0.14%
  Top Explorer.....................       26,820    $  6.402630   $    171,721      1.3%      -25.30%      0.32%
  Oncore & Firstar.................       17,297    $  7.978356   $    138,003      1.5%      -25.45%      0.19%
  Oncore & Firstar Oncore Value....       68,203    $  8.202587   $    559,439      0.9%      -25.01%      0.19%
  Oncore & Firstar Oncore
     Premier.......................      252,183    $  8.015187   $  2,021,293      1.4%      -25.38%      0.18%
  Oncore & Firstar Oncore Xtra.....      173,153    $  8.015187   $  1,387,856      1.4%      -25.38%      0.18%
  Oncore Lite......................       40,034    $  8.015187   $    320,881      1.4%      -25.38%      0.18%
                                     ------------                 ------------
                                         635,091                  $  5,026,527
                                     ------------                 ------------
2001
  Top I............................          106    $  8.608436   $        915      1.1%      -15.40%      0.14%
  Top Tradition....................       18,972    $  8.608436   $    163,323      1.1%      -15.40%      0.16%
  Top Plus.........................        7,509    $  8.645455   $     64,916      0.9%      -15.23%      0.20%
  Investar Vision & Top Spectrum...       47,707    $ 11.117097   $    530,366      1.4%      -15.65%      0.10%
  Top Explorer.....................       11,056    $  8.571580   $     94,768      1.3%      -15.57%      0.04%
  Oncore & Firstar Oncore Flex.....       16,103    $ 10.702228   $    172,334      1.5%      -15.73%      0.10%
  Oncore & Firstar Oncore Value....       62,797    $ 10.937818   $    686,862      0.9%      -15.23%      0.19%
  Oncore & Firstar Oncore
     Premier.......................      310,825    $ 10.741026   $  3,338,583      1.4%      -15.65%      0.18%
  Oncore & Firstar Oncore Xtra.....      142,219    $ 10.741026   $  1,527,575      1.4%      -15.65%      0.18%
  Oncore Lite......................       14,354    $ 10.741026   $    154,177      1.4%       -5.71%      0.18%      4/17/01
                                     ------------                 ------------
                                         631,648                  $  6,733,819
                                     ------------                 ------------
2000
  Top I............................          118    $ 10.175293   $      1,201      1.1%       -8.97%      0.08%
  Top Tradition....................       17,879    $ 10.175293   $    181,922      1.1%       -8.97%      0.14%
  Top Plus.........................        2,166    $ 10.198702   $     22,085      0.9%       -8.79%      0.13%
  Investar Vision & Top Spectrum...       50,896    $ 13.179906   $    670,800      1.4%       -9.24%      0.10%
  Top Explorer.....................        9,008    $ 10.151952   $     91,451      1.3%       -9.15%      0.14%
  Oncore & Firstar Oncore Flex.....       28,384    $ 12.700662   $    360,499      1.5%       -9.33%      0.15%
  Oncore & Firstar Oncore Value....       46,512    $ 12.902912   $    600,135      0.9%       -8.79%      0.12%
  Oncore & Firstar Oncore
     Premier.......................      294,575    $ 12.734037   $  3,751,143      1.4%       -9.24%      0.12%
  Oncore Xtra......................       62,243    $ 12.734037   $    792,604      1.4%       -9.24%      0.12%
                                     ------------                 ------------
                                         511,781                  $  6,471,840
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
LAZARD RETIREMENT SERIES, INC.:
EMERGING MARKET SUBACCOUNT
2004
  Top I.....................................        2,677    $ 15.910050   $     42,589      1.1%       29.16%      0.49%
  Top Tradition.............................       32,890    $ 15.910050   $    523,281      1.1%       29.16%      0.70%
  Top Plus..................................       17,239    $ 16.073745   $    277,101      0.9%       29.42%      0.71%
  Investar Vision & Top Spectrum............       12,143    $ 14.384975   $    174,674      1.4%       28.78%      0.78%
  Top Explorer..............................       67,157    $ 15.748173   $  1,057,603      1.3%       28.91%      0.66%
  Oncore & Firstar Oncore Flex..............       16,447    $ 14.307077   $    235,307      1.5%       28.65%      0.69%
  Oncore & Firstar Oncore Value.............      118,442    $ 14.782215   $  1,750,831      0.9%       29.42%      0.64%
  Oncore & Firstar Oncore Premier...........      208,062    $ 14.384975   $  2,992,974      1.4%       28.78%      0.78%
  Oncore & Firstar Oncore Xtra..............      184,797    $ 14.384975   $  2,658,294      1.4%       28.78%      0.78%
  Oncore & Firstar Oncore Lite..............      271,393    $ 14.384975   $  3,903,978      1.4%       28.78%      0.78%
                                              ------------                 ------------
                                                  931,247                  $ 13,616,632
                                              ------------                 ------------
2003
  Top Tradition.............................       28,285    $ 12.317740   $    348,406      1.1%       51.28%      0.06%
  Top Plus..................................       11,990    $ 12.419811   $    148,916      0.9%       51.58%      0.06%
  Investar Vision & Top Spectrum............       21,514    $ 11.170138   $    240,312      1.4%       50.83%      0.06%
  Top Explorer..............................       59,118    $ 12.216585   $    722,225      1.3%       50.98%      0.06%
  Oncore Flex...............................       13,674    $ 11.120629   $    152,065      1.5%       50.68%      0.05%
  Oncore & Firstar Oncore Value.............       83,226    $ 11.421882   $    950,600      0.9%       51.58%      0.06%
  Oncore & Firstar Oncore Premier...........      110,955    $ 11.170138   $  1,239,386      1.4%       50.83%      0.06%
  Oncore & Firstar Oncore Xtra..............      198,677    $ 11.170138   $  2,219,248      1.4%       50.83%      0.06%
  Oncore & Firstar Oncore Lite..............       23,810    $ 11.170138   $    265,956      1.4%       50.83%      0.06%
                                              ------------                 ------------
                                                  551,249                  $  6,287,114
                                              ------------                 ------------
2002
  Top I.....................................        1,492    $  8.142509   $     12,151      1.1%       -2.57%      0.16%
  Top Tradition.............................       31,520    $  8.142509   $    256,654      1.1%       -2.57%      0.57%
  Top Plus..................................       10,946    $  8.193782   $     89,692      0.9%       -2.38%      1.15%
  Investar Vision & Top Spectrum............       28,005    $  7.405782   $    207,401      1.4%       -2.86%      0.86%
  Top Explorer..............................       60,165    $  8.091598   $    486,834      1.3%       -2.76%      0.58%
  Oncore Flex...............................       13,220    $  7.380214   $     97,565      1.5%       -2.96%      0.56%
  Oncore & Firstar Oncore Value.............       54,024    $  7.535403   $    407,090      0.9%       -2.38%      0.65%
  Oncore & Firstar Oncore Premier...........      100,263    $  7.405782   $    742,521      1.4%       -2.86%      0.86%
  Oncore & Firstar Oncore Xtra..............      214,181    $  7.405782   $  1,586,180      1.4%       -2.86%      0.86%
  Oncore Lite...............................        9,097    $  7.405782   $     67,368      1.4%       -2.86%      0.86%
                                              ------------                 ------------
                                                  522,913                  $  3,953,456
                                              ------------                 ------------
2001
  Top Tradition.............................       12,483    $  8.357476   $    104,325      1.1%       -6.11%      0.47%
  Top Plus..................................        1,047    $  8.393462   $      8,787      0.9%       -5.93%      0.44%
  Investar Vision & Top Spectrum............       32,274    $  7.623890   $    246,050      1.4%       -6.39%      0.40%
  Top Explorer..............................       54,145    $  8.321677   $    450,579      1.3%       -6.30%      0.46%
  Oncore & Firstar Oncore Flex..............        6,437    $  7.605066   $     48,953      1.5%       -6.49%      0.19%
  Oncore & Firstar Oncore Value.............       42,948    $  7.719036   $    331,515      0.9%       -5.93%      0.64%
  Oncore & Firstar Oncore Premier...........       67,943    $  7.623890   $    518,001      1.4%       -6.39%      0.40%
  Oncore Xtra...............................       12,782    $  7.623890   $     97,446      1.4%       -6.39%      0.40%
                                              ------------                 ------------
                                                  230,059                  $  1,805,656
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
LAZARD RETIREMENT SERIES, INC.: (CONTINUED)
EMERGING MARKET SUBACCOUNT (CONTINUED)
2000
  Top Tradition.............................       11,322    $  8.901738   $    100,784      1.1%      -28.86%      0.18%
  Top Plus..................................        1,167    $  8.922265   $     10,417      0.9%      -28.71%      0.16%
  Investar Vision & Top Spectrum............       43,587    $  8.144687   $    355,004      1.4%      -29.07%      0.20%
  Top Explorer..............................       51,070    $  8.881291   $    453,564      1.3%      -29.00%      0.12%
  Oncore & Firstar Oncore Flex..............       10,112    $  8.132649   $     82,240      1.5%      -29.14%      0.23%
  Oncore & Firstar Oncore Value.............       24,583    $  8.205354   $    201,709      0.9%      -28.71%      0.26%
  Oncore & Firstar Oncore Premier...........       63,056    $  8.144687   $    513,573      1.4%      -29.07%      0.20%
  Oncore Xtra...............................       22,177    $  8.144687   $    180,625      1.4%      -29.07%      0.20%
                                              ------------                 ------------
                                                  227,074                  $  1,897,916
                                              ------------                 ------------
SMALL CAP SUBACCOUNT
2004
  Top I.....................................        2,062    $ 18.593323   $     38,338      1.1%       13.63%      0.00%
  Top Tradition.............................       76,754    $ 18.593323   $  1,427,113      1.1%       13.63%      0.00%
  Top Plus..................................       29,999    $ 18.784536   $    563,525      0.9%       13.86%      0.00%
  Investar Vision & Top Spectrum............        4,166    $ 16.146731   $     67,269      1.4%       13.30%      0.00%
  Top Explorer..............................       55,688    $ 18.404237   $  1,024,903      1.3%       13.41%      0.00%
  Oncore & Firstar Oncore Flex..............       49,757    $ 16.059334   $    799,056      1.5%       13.19%      0.00%
  Oncore & Firstar Oncore Value.............      229,934    $ 16.592504   $  3,815,182      0.9%       13.86%      0.00%
  Oncore & Firstar Oncore Premier...........      684,580    $ 16.146731   $ 11,053,703      1.4%       13.30%      0.00%
  Oncore & Firstar Oncore Xtra..............      723,166    $ 16.146731   $ 11,676,774      1.4%       13.30%      0.00%
  Oncore & Firstar Oncore Lite..............      303,487    $ 16.146731   $  4,900,327      1.4%       13.30%      0.00%
                                              ------------                 ------------
                                                2,159,593                  $ 35,366,190
                                              ------------                 ------------
2003
  Top I.....................................          614    $ 16.362380   $     10,050      1.1%       35.73%      0.00%
  Top Tradition.............................      102,226    $ 16.362380   $  1,672,660      1.1%       35.73%      0.00%
  Top Plus..................................       29,707    $ 16.497870   $    490,107      0.9%       36.00%      0.00%
  Investar Vision & Top Spectrum............        2,895    $ 14.251640   $     41,252      1.4%       35.33%      0.00%
  Top Explorer..............................       62,888    $ 16.228101   $  1,020,554      1.3%       35.46%      0.00%
  Oncore & Firstar Oncore Flex..............       57,563    $ 14.188521   $    816,735      1.5%       35.20%      0.00%
  Oncore & Firstar Oncore Value.............      156,880    $ 14.572671   $  2,286,167      0.9%       36.00%      0.00%
  Oncore & Firstar Oncore Premier...........      536,066    $ 14.251640   $  7,639,815      1.4%       35.33%      0.00%
  Oncore & Firstar Oncore Xtra..............      589,418    $ 14.251640   $  8,400,174      1.4%       35.33%      0.00%
  Oncore & Firstar Oncore Lite..............      135,822    $ 14.251640   $  1,935,682      1.4%       35.33%      0.00%
                                              ------------                 ------------
                                                1,674,079                  $ 24,313,196
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
LAZARD RETIREMENT SERIES INC.:
  (CONTINUED)
SMALL CAP SUBACCOUNT (CONTINUED)
2002
  Top I............................        2,760    $ 12.055137   $     33,274      1.1%      -18.57%      0.00%
  Top Tradition....................      103,931    $ 12.055137   $  1,252,905      1.1%      -18.57%      0.00%
  Top Plus.........................       30,599    $ 12.130971   $    371,198      0.9%      -18.41%      0.00%
  Investar Vision & Top Spectrum...        3,908    $ 10.531174   $     41,155      1.4%      -18.81%      0.00%
  Top Explorer.....................       63,418    $ 11.979836   $    759,737      1.3%      -18.73%      0.00%
  Oncore & Firstar Oncore Flex.....       40,710    $ 10.494853   $    427,249      1.5%      -18.89%      0.00%
  Oncore & Firstar Oncore Value....      147,305    $ 10.715360   $  1,578,421      0.9%      -18.41%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      416,026    $ 10.531174   $  4,381,234      1.4%      -18.81%      0.00%
  Oncore & Firstar Oncore Xtra.....      463,842    $ 10.531174   $  4,884,805      1.4%      -18.81%      0.00%
  Oncore & Firstar Oncore Lite.....       77,031    $ 10.531174   $    811,222      1.4%      -18.81%      0.00%
                                     ------------                 ------------
                                       1,349,530                  $ 14,541,200
                                     ------------                 ------------
2001
  Top I............................        5,795    $ 14.804778   $     85,796      1.1%       17.33%      0.14%
  Top Tradition....................       54,750    $ 14.804778   $    810,563      1.1%       17.33%      0.13%
  Top Plus.........................       20,065    $ 14.868406   $    298,331      0.9%       17.57%      0.14%
  Top Spectrum.....................        2,946    $ 12.971690   $     38,213      1.4%       16.98%      0.14%
  Top Explorer.....................       59,793    $ 14.741471   $    881,439      1.3%       17.10%      0.05%
  Oncore & Firstar Oncore Flex.....        8,258    $ 12.939715   $    106,852      1.5%       16.87%      0.11%
  Oncore & Firstar Oncore Value....       60,187    $ 13.133345   $    790,458      0.9%       17.57%      0.14%
  Oncore & Firstar Oncore
     Premier.......................      230,069    $ 12.971690   $  2,984,377      1.4%       16.98%      0.14%
  Oncore & Firstar Oncore Xtra.....      195,238    $ 12.971690   $  2,532,586      1.4%       16.98%      0.14%
  Oncore & Firstar Oncore Lite.....       10,077    $ 12.971690   $    130,710      1.4%       20.44%      0.14%      4/17/01
                                     ------------                 ------------
                                         647,178                  $  8,659,325
                                     ------------                 ------------
2000
  Top Tradition....................        7,263    $ 12.617728   $     91,645      1.1%       19.74%      0.32%
  Top Plus.........................        1,113    $ 12.646744   $     14,071      0.9%       19.97%      0.26%
  Top Explorer.....................       13,745    $ 12.588791   $    173,031      1.3%       19.50%      0.46%
  Oncore Flex......................        1,890    $ 11.072119   $     20,928      1.5%       19.26%      0.45%
  Oncore Value.....................        9,081    $ 11.170949   $    101,445      0.9%       19.97%      0.44%
  Oncore & Firstar Oncore
     Premier.......................       39,466    $ 11.088474   $    437,613      1.4%       19.38%      0.35%
  Oncore & Firstar Oncore Xtra.....       11,770    $ 11.088474   $    130,513      1.4%       19.38%      0.35%
                                     ------------                 ------------
                                          84,328                  $    969,246
                                     ------------                 ------------
THE PRUDENTIAL SERIES FUND, INC.:
JENNISON 20/20 FOCUS SUBACCOUNT
2004
  Top Tradition....................        1,270    $ 14.111196   $     17,926      1.1%       14.12%      0.00%
  Top Spectrum.....................          814    $ 14.474365   $     11,780      1.4%       13.78%      0.00%
  Top Explorer.....................        1,563    $ 14.064683   $     21,981      1.3%       13.89%      0.00%
  Oncore & Firstar Oncore Flex.....        5,391    $ 10.389413   $     56,013      1.5%       13.67%      0.00%
  Oncore & Firstar Oncore Value....      112,073    $ 10.701866   $  1,199,391      0.9%       14.35%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      471,111    $ 10.440691   $  4,918,725      1.4%       13.78%      0.00%
  Oncore & Firstar Oncore Xtra.....      366,339    $ 10.440691   $  3,824,829      1.4%       13.78%      0.00%
  Oncore & Firstar Oncore Lite.....      305,389    $ 10.440691   $  3,188,473      1.4%       13.78%      0.00%
                                     ------------                 ------------
                                       1,263,950                  $ 13,239,118
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
THE PRUDENTIAL SERIES FUND, INC.: (CONTINUED)
JENNISON 20/20 FOCUS SUBACCOUNT (CONTINUED)
2003
  Top Tradition....................          167    $ 12.365330   $      2,066      1.1%       23.65%      0.00%       5/1/03
  Top Explorer.....................          505    $ 12.349020   $      6,239      1.3%       23.49%      0.00%       5/1/03
  Oncore & Firstar Oncore Flex.....       11,827    $  9.140135   $    108,098      1.5%       26.90%      0.00%
  Oncore & Firstar Oncore Value....       67,222    $  9.359209   $    629,148      0.9%       27.65%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      228,307    $  9.176173   $  2,094,988      1.4%       27.02%      0.00%
  Oncore & Firstar Oncore Xtra.....      217,921    $  9.176173   $  1,999,677      1.4%       27.02%      0.00%
  Oncore & Firstar Oncore Lite.....      120,227    $  9.176173   $  1,103,220      1.4%       27.02%      0.00%
                                     ------------                 ------------
                                         646,176                  $  5,943,436
                                     ------------                 ------------
2002
  Oncore & Firstar Oncore Flex.....       15,829    $  7.202884   $    114,015      1.5%      -23.72%      0.00%
  Oncore & Firstar Oncore Value....        6,681    $  7.331959   $     48,982      0.9%      -23.27%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       77,648    $  7.224177   $    560,948      1.4%      -23.65%      0.00%
  Oncore & Firstar Oncore Xtra.....       54,142    $  7.224177   $    391,129      1.4%      -23.65%      0.00%
  Oncore Lite......................       14,196    $  7.224177   $    102,556      1.4%      -23.65%      0.00%
                                     ------------                 ------------
                                         168,496                  $  1,217,630
                                     ------------                 ------------
2001
  Oncore & Firstar Oncore Flex.....        3,686    $  9.443234   $     34,808      1.5%       -2.77%      0.28%
  Oncore & Firstar Oncore Value....        5,108    $  9.555500   $     48,809      0.9%       -2.19%      0.30%
  Oncore & Firstar Oncore
     Premier.......................       71,494    $  9.461789   $    676,467      1.4%       -2.68%      0.30%
  Oncore & Firstar Oncore Xtra.....       26,650    $  9.461789   $    252,154      1.4%       -2.68%      0.30%
  Oncore Lite......................        3,204    $  9.461789   $     30,311      1.4%       -1.28%      0.30%      4/17/01
                                     ------------                 ------------
                                         110,142                  $  1,042,549
                                     ------------                 ------------
2000
  Oncore Flex......................        1,781    $  9.712555   $     17,298      1.5%       -2.87%      0.07%       1/4/00
  Oncore Value.....................        3,427    $  9.769522   $     33,476      0.9%       -2.30%      0.09%       1/4/00
  Oncore & Firstar Oncore
     Premier.......................       42,030    $  9.721993   $    408,623      1.4%       -2.78%      0.09%       1/4/00
  Oncore Xtra......................        9,244    $  9.721993   $     89,867      1.4%       -2.78%      0.09%       1/4/00
                                     ------------                 ------------
                                          56,482                  $    549,264
                                     ------------                 ------------
JENNISON SUBACCOUNT
2004
  Top Tradition....................        2,153    $ 13.133861   $     28,271      1.1%        8.03%      0.05%
  Top Plus.........................        1,955    $ 13.177341   $     25,759      0.9%        8.24%      0.08%
  Top Explorer.....................          213    $ 13.090566   $      2,783      1.3%        7.81%      0.08%
  Oncore & Firstar Oncore Flex.....        6,199    $  6.395441   $     39,648      1.5%        7.60%      0.04%
  Oncore & Firstar Oncore Value....       81,191    $  6.587872   $    534,879      0.9%        8.24%      0.04%
  Oncore & Firstar Oncore
     Premier.......................      392,291    $  6.427045   $  2,521,273      1.4%        7.71%      0.04%
  Oncore & Firstar Oncore Xtra.....      343,789    $  6.427045   $  2,209,549      1.4%        7.71%      0.04%
  Oncore & Firstar Oncore Lite.....      258,410    $  6.427045   $  1,660,813      1.4%        7.71%      0.04%
                                     ------------                 ------------
                                       1,086,201                  $  7,022,975
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
THE PRUDENTIAL SERIES FUND, INC.: (CONTINUED)
JENNISON SUBACCOUNT (CONTINUED)
2003
  Top Tradition....................        1,595    $ 12.157960   $     19,392      1.1%       21.58%      0.00%       5/1/03
  Oncore & Firstar Oncore Flex.....        5,792    $  5.943733   $     34,428      1.5%       27.69%      0.00%
  Oncore & Firstar Oncore Value....       78,941    $  6.086276   $    480,456      0.9%       28.45%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      476,587    $  5.967201   $  2,843,888      1.4%       27.82%      0.00%
  Oncore & Firstar Oncore Xtra.....      317,143    $  5.967201   $  1,892,455      1.4%       27.82%      0.00%
  Oncore & Firstar Oncore Lite.....      191,480    $  5.967201   $  1,142,599      1.4%       27.82%      0.00%
                                     ------------                 ------------
                                       1,071,538                  $  6,413,218
                                     ------------                 ------------
2002
  Oncore & Firstar Oncore Flex.....        9,479    $  4.654701   $     44,123      1.5%      -32.19%      0.00%
  Oncore & Firstar Oncore Value....       57,686    $ 15.845027   $    273,328      0.9%      -31.78%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      467,403    $  4.668475   $  2,182,058      1.4%      -32.12%      0.00%
  Oncore & Firstar Oncore Xtra.....      353,812    $  4.668475   $  1,651,762      1.4%      -32.12%      0.00%
  Oncore Lite......................       68,648    $  4.668475   $    320,483      1.4%      -32.12%      0.00%
                                     ------------                 ------------
                                         957,028                  $  4,471,754
                                     ------------                 ------------
2001
  Oncore & Firstar Oncore Flex.....       10,192    $  6.863855   $     69,957      1.5%      -19.82%      0.00%
  Oncore & Firstar Oncore Value....       42,197    $  6.945545   $    293,082      0.9%      -19.33%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      460,025    $  6.877368   $  3,163,761      1.4%      -19.74%      0.00%
  Oncore & Firstar Oncore Xtra.....      308,693    $  6.877368   $  2,122,996      1.4%      -19.74%      0.00%
  Oncore Lite......................        3,341    $  6.877368   $     22,978      1.4%       -5.58%      0.00%      4/17/01
                                     ------------                 ------------
                                         824,448                  $  5,672,774
                                     ------------                 ------------
2000
  Oncore & Firstar Oncore Flex.....       14,322    $  8.560049   $    122,601      1.5%      -14.40%      0.00%       1/4/00
  Oncore & Firstar Oncore Value....       31,339    $  8.610292   $    269,841      0.9%      -13.90%      0.00%       1/4/00
  Oncore & Firstar Oncore
     Premier.......................      278,764    $  8.568376   $  2,388,557      1.4%      -14.32%      0.00%       1/4/00
  Oncore & Firstar Oncore Xtra.....      113,644    $  8.568376   $    973,736      1.4%      -14.32%      0.00%       1/4/00
                                     ------------                 ------------
                                         438,069                  $  3,754,735
                                     ------------                 ------------
BRINSON SERIES TRUST:
STRATEGIC INCOME SUBACCOUNT (NOTE
  5)
2000
  Oncore & Firstar Oncore Flex.....        1,210    $  9.905889   $     11,986      1.5%       -0.69%      4.56%
  Oncore Value.....................        8,623    $  9.994321   $     86,183      0.9%       -0.10%      9.29%
  Oncore & Firstar Oncore
     Premier.......................       33,146    $  9.920537   $    328,826      1.4%       -0.59%      5.61%
  Oncore & Firstar Oncore Xtra.....       16,142    $  9.920537   $    160,132      1.4%       -0.59%      5.61%
                                     ------------                 ------------
                                          59,121                  $    587,127
                                     ------------                 ------------
GROWTH & INCOME SUBACCOUNT (NOTE 5)
2000
  Oncore & Firstar Oncore Flex.....       10,561    $  9.854619   $    104,077      1.5%       -6.18%      0.38%
  Oncore & Firstar Oncore Value....        4,385    $  9.942579   $     43,601      0.9%       -5.63%      0.27%
  Oncore & Firstar Oncore
     Premier.......................      105,443    $  9.869169   $  1,040,639      1.4%       -6.09%      0.23%
  Oncore & Firstar Oncore Xtra.....       33,649    $  9.869169   $    332,075      1.4%       -6.09%      0.23%
                                     ------------                 ------------
                                         154,038                  $  1,520,392
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
BRINSON SERIES TRUST: (CONTINUED)
SMALL CAP SUBACCOUNT (NOTE 5)
2000
  Oncore & Firstar Oncore Value....        2,656    $ 12.237315   $     32,505      0.9%       13.13%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       38,496    $ 12.147002   $    467,615      1.4%       12.57%      0.00%
  Oncore Xtra......................        6,088    $ 12.147002   $     73,941      1.4%       12.57%      0.00%
                                     ------------                 ------------
                                          47,240                  $    574,061
                                     ------------                 ------------
UBS SERIES TRUST:
U.S. ALLOCATION SUBACCOUNT
2004
  Top Tradition....................        3,081    $ 13.216506   $     40,722      1.1%        9.17%      0.79%
  Top Plus.........................        1,089    $ 13.260274   $     14,445      0.9%        9.39%      1.02%
  Top Explorer.....................          368    $ 13.172955   $      4,842      1.3%        8.96%      0.70%
  Oncore Flex......................       18,043    $  9.004017   $    162,460      1.5%        8.74%      0.71%
  Oncore & Firstar Oncore Value....      141,986    $  9.303016   $  1,320,896      0.9%        9.39%      0.73%
  Oncore & Firstar Oncore
     Premier.......................      299,779    $  9.053038   $  2,713,911      1.4%        8.85%      0.72%
  Oncore & Firstar Oncore Xtra.....      362,102    $  9.053038   $  3,278,122      1.4%        8.85%      0.72%
  Oncore Lite......................      172,629    $  9.053038   $  1,562,816      1.4%        8.85%      0.72%
                                     ------------                 ------------
                                         999,077                  $  9,098,214
                                     ------------                 ------------
2003
  Top Tradition....................        1,565    $ 12.105933   $     18,948      1.1%       21.06%      0.00%       5/1/03
  Oncore Flex......................       20,437    $  8.280140   $    169,225      1.5%       25.49%      1.18%
  Oncore & Firstar Oncore Value....      147,157    $  8.504395   $  1,251,482      0.9%       26.24%      0.67%
  Oncore & Firstar Oncore
     Premier.......................      434,217    $  8.316999   $  3,611,380      1.4%       25.61%      0.81%
  Oncore & Firstar Oncore Xtra.....      396,099    $  8.316999   $  3,294,355      1.4%       25.61%      0.81%
  Oncore & Firstar Oncore Lite.....      103,845    $  8.316999   $    863,677      1.4%       25.61%      0.81%
                                     ------------                 ------------
                                       1,103,320                  $  9,209,067
                                     ------------                 ------------
2002
  Oncore & Firstar Oncore Flex.....       49,130    $  6.598255   $    324,173      1.5%      -24.10%      0.68%
  Oncore & Firstar Oncore Value....       88,576    $  6.736942   $    596,728      0.9%      -23.64%      0.49%
  Oncore & Firstar Oncore
     Premier.......................      478,276    $  6.621106   $  3,166,723      1.4%      -24.02%      0.60%
  Oncore & Firstar Oncore Xtra.....      419,260    $  6.621106   $  2,775,962      1.4%      -24.02%      0.60%
  Oncore Lite......................       54,906    $  6.621106   $    363,535      1.4%      -24.02%      0.60%
                                     ------------                 ------------
                                       1,090,148                  $  7,227,121
                                     ------------                 ------------
2001
  Oncore & Firstar Oncore Flex.....       80,744    $  8.692861   $    701,893      1.5%      -13.85%      2.18%
  Oncore & Firstar Oncore Value....       74,273    $  8.822999   $    655,309      0.9%      -13.33%      1.52%
  Oncore & Firstar Oncore
     Premier.......................      746,759    $  8.714367   $  6,507,533      1.4%      -13.76%      1.66%
  Oncore & Firstar Oncore Xtra.....      416,163    $  8.714367   $  3,626,605      1.4%      -13.76%      1.66%
  Oncore Lite......................       34,619    $  8.714367   $    301,682      1.4%       -4.30%      1.66%      4/17/01
                                     ------------                 ------------
                                       1,352,558                  $ 11,793,022
                                     ------------                 ------------
2000
  Oncore Flex......................       95,153    $ 10.090074   $    960,104      1.5%       -3.57%      0.03%
  Oncore Value.....................       31,615    $ 10.180141   $    321,850      0.9%       -3.00%      0.02%
  Oncore & Firstar Oncore
     Premier.......................      490,553    $ 10.104990   $  4,957,022      1.4%       -3.48%      0.02%
  Oncore & Firstar Oncore Xtra.....      115,408    $ 10.104990   $  1,166,196      1.4%       -3.48%      0.02%
                                     ------------                 ------------
                                         732,729                  $  7,405,172
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
PBHG INSURANCE SERIES FUND INC.:
TECHNOLOGY & COMMUNICATIONS SUBACCOUNT
2004
  Top I............................           34    $  1.735475   $         59      1.1%        5.26%      0.00%
  Top Tradition....................      103,858    $  1.735475   $    180,243      1.1%        5.26%      0.00%
  Top Plus.........................        8,853    $  1.751658   $     15,508      0.9%        5.47%      0.00%
  Investar Vision & Top Spectrum...        5,204    $  1.711570   $      8,906      1.4%        4.95%      0.00%
  Top Explorer.....................      110,490    $  1.719496   $    189,988      1.3%        5.05%      0.00%
  Oncore Flex......................       19,306    $  1.703667   $     32,892      1.5%        4.85%      0.00%
  Oncore & Firstar Oncore Value....      116,967    $  1.751658   $    204,886      0.9%        5.47%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      640,924    $  1.711570   $  1,096,985      1.4%        4.95%      0.00%
  Oncore & Firstar Oncore Xtra.....      624,692    $  1.711570   $  1,069,204      1.4%        4.95%      0.00%
  Oncore & Firstar Oncore Lite.....      138,992    $  1.711570   $    237,895      1.4%        4.95%      0.00%
                                     ------------                 ------------
                                       1,769,320                  $  3,036,566
                                     ------------                 ------------
2003
  Top I............................        5,940    $  1.648743   $      9,794      1.1%       43.75%      0.00%
  Top Tradition....................      109,806    $  1.648743   $    181,042      1.1%       43.75%      0.00%
  Top Plus.........................       16,840    $  1.660811   $     27,968      0.9%       44.04%      0.00%
  Investar Vision & Top Spectrum...       11,329    $  1.630860   $     18,476      1.4%       43.33%      0.00%
  Top Explorer.....................      165,598    $  1.636796   $    271,051      1.3%       43.47%      0.00%
  Oncore & Firstar Oncore Flex.....       44,820    $  1.624937   $     72,830      1.5%       43.19%      0.00%
  Oncore & Firstar Oncore Value....      140,033    $  1.660811   $    232,568      0.9%       44.04%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      897,921    $  1.630860   $  1,464,383      1.4%       43.33%      0.00%
  Oncore & Firstar Oncore Xtra.....      679,249    $  1.630860   $  1,107,760      1.4%       43.33%      0.00%
  Oncore & Firstar Oncore Lite.....      150,418    $  1.630860   $    245,310      1.4%       43.33%      0.00%
                                     ------------                 ------------
                                       2,221,954                  $  3,631,182
                                     ------------                 ------------
2002
  Top I............................        5,943    $  1.146913   $      6,816      1.1%      -54.49%      0.00%
  Top Tradition....................       96,108    $  1.146913   $    110,228      1.1%      -54.49%      0.00%
  Top Plus.........................       16,948    $  1.153023   $     19,542      0.9%      -54.40%      0.00%
  Investar Vision & Top Spectrum...        5,966    $  1.137825   $      6,788      1.4%      -54.63%      0.00%
  Top Explorer.....................      143,375    $  1.140850   $    163,570      1.3%      -54.58%      0.00%
  Oncore & Firstar Oncore Flex.....       49,216    $  1.134817   $     55,851      1.5%      -54.67%      0.00%
  Oncore & Firstar Oncore Value....      111,881    $  1.153023   $    129,001      0.9%      -54.40%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      708,865    $  1.137825   $    806,564      1.4%      -54.63%      0.00%
  Oncore & Firstar Oncore Xtra.....      647,284    $  1.137825   $    736,495      1.4%      -54.63%      0.00%
  Oncore & Firstar Oncore Lite.....       60,583    $  1.137825   $     68,933      1.4%      -54.63%      0.00%
                                     ------------                 ------------
                                       1,846,169                  $  2,103,788
                                     ------------                 ------------
2001
  Top I............................        5,945    $  2.520168   $     14,982      1.1%      -52.84%      0.00%
  Top Tradition....................       89,491    $  2.520168   $    225,532      1.1%      -52.84%      0.00%
  Top Plus.........................       20,410    $  2.528557   $     51,607      0.9%      -52.75%      0.00%
  Investar Vision & Top Spectrum...        4,693    $  2.507635   $     11,769      1.4%      -52.98%      0.00%
  Top Explorer.....................       95,767    $  2.511810   $    240,548      1.3%      -52.94%      0.00%
  Oncore & Firstar Oncore Flex.....       33,099    $  2.503488   $     82,863      1.5%      -53.03%      0.00%
  Oncore & Firstar Oncore Value....      135,208    $  2.528557   $    341,881      0.9%      -52.75%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      799,692    $  2.507635   $  2,005,339      1.4%      -52.98%      0.00%
  Oncore & Firstar Oncore Xtra.....      701,061    $  2.507635   $  1,758,006      1.4%      -52.98%      0.00%
  Oncore Lite......................       17,191    $  2.507635   $     43,108      1.4%      -22.13%      0.00%      4/17/01
                                     ------------                 ------------
                                       1,902,557                  $  4,775,635
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
PBHG INSURANCE SERIES FUND INC.: (CONTINUED)
TECHNOLOGY & COMMUNICATIONS SUBACCOUNT (CONTINUED)
2000
  Top I............................       11,257    $  5.343997   $     60,158      1.1%      -45.56%      0.00%       5/1/00
  Top Tradition....................       87,810    $  5.343997   $    469,254      1.1%      -45.56%      0.00%       5/1/00
  Top Plus.........................       18,409    $  5.351043   $     98,509      0.9%      -46.49%      0.00%       5/1/00
  Investar Vision & Top Spectrum...        5,248    $  5.333449   $     27,989      1.4%      -46.67%      0.00%       5/1/00
  Top Explorer.....................       91,261    $  5.336962   $    487,059      1.3%      -46.63%      0.00%       5/1/00
  Oncore & Firstar Oncore Flex.....       31,721    $  5.329950   $    169,074      1.5%      -46.70%      0.00%       5/1/00
  Oncore & Firstar Oncore Value....       75,715    $  5.351043   $    405,157      0.9%      -46.49%      0.00%       5/1/00
  Oncore & Firstar Oncore
     Premier.......................      388,743    $  5.333449   $  2,073,334      1.4%      -46.67%      0.00%       5/1/00
  Oncore & Firstar Oncore Xtra.....      215,666    $  5.333449   $  1,150,244      1.4%      -46.67%      0.00%       5/1/00
                                     ------------                 ------------
                                         925,830                  $  4,940,778
                                     ------------                 ------------
FIDELITY VARIABLE INSURANCE
  PRODUCTS FUND --SERVICE CLASS 2:
VIP MID CAP SUBACCOUNT
2004
  Top I............................        6,642    $ 15.992023   $    106,221      1.1%       23.30%      0.00%
  Top Tradition....................      149,737    $ 15.992023   $  2,394,593      1.1%       23.30%      0.00%
  Top Plus.........................      102,881    $ 16.140487   $  1,660,552      0.9%       23.54%      0.00%
  Investar Vision & Top Spectrum...        8,169    $ 15.772044   $    128,838      1.4%       22.93%      0.00%
  Top Explorer.....................      124,238    $ 15.845027   $  1,968,550      1.3%       23.05%      0.00%
  Oncore & Firstar Oncore Flex.....       77,331    $ 15.699630   $  1,214,062      1.5%       22.81%      0.00%
  Oncore & Firstar Oncore Value....      447,592    $ 16.140487   $  7,224,357      0.9%       23.54%      0.00%
  Oncore & Firstar Oncore
     Premier.......................    1,608,799    $ 15.772044   $ 25,374,063      1.4%       22.93%      0.00%
  Oncore & Firstar Oncore Xtra.....    1,516,757    $ 15.772044   $ 23,922,355      1.4%       22.93%      0.00%
  Oncore & Firstar Oncore Lite.....      549,996    $ 15.772044   $  8,674,559      1.4%       22.93%      0.00%
                                     ------------                 ------------
                                       4,592,142                  $ 72,668,150
                                     ------------                 ------------
2003
  Top I............................        8,320    $ 12.970347   $    107,916      1.1%       36.75%      0.17%
  Top Tradition....................      142,617    $ 12.970347   $  1,849,791      1.1%       36.75%      0.25%
  Top Plus.........................       80,477    $ 13.064822   $  1,051,418      0.9%       37.02%      0.23%
  Investar Vision & Top Spectrum...        5,181    $ 12.829995   $     66,466      1.4%       36.34%      0.22%
  Top Explorer.....................      109,214    $ 12.876605   $  1,406,300      1.3%       36.48%      0.29%
  Oncore & Firstar Oncore Flex.....       60,509    $ 12.783713   $    773,532      1.5%       36.21%      0.34%
  Oncore & Firstar Oncore Value....      307,771    $ 13.064822   $  4,020,973      0.9%       37.02%      0.21%
  Oncore & Firstar Oncore
     Premier.......................    1,265,141    $ 12.829995   $ 16,231,763      1.4%       36.34%      0.23%
  Oncore & Firstar Oncore Xtra.....    1,151,800    $ 12.829995   $ 14,777,582      1.4%       36.34%      0.23%
  Oncore & Firstar Oncore Lite.....      292,074    $ 12.829995   $  3,747,314      1.4%       36.34%      0.23%
                                     ------------                 ------------
                                       3,423,104                  $ 44,033,055
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS 2: (CONTINUED)
VIP MID CAP SUBACCOUNT (CONTINUED)
2002
  Top I............................        5,173    $  9.484819   $     49,061      1.1%      -11.00%      0.34%
  Top Tradition....................      130,804    $  9.484819   $  1,240,654      1.1%      -11.00%      0.54%
  Top Plus.........................       64,497    $  9.535043   $    614,985      0.9%      -10.83%      0.56%
  Investar Vision & Top Spectrum...        3,942    $  9.410021   $     37,099      1.4%      -11.27%      0.46%
  Top Explorer.....................      117,955    $  9.434886   $  1,112,889      1.3%      -11.18%      0.51%
  Oncore & Firstar Oncore Flex.....       74,049    $  9.385302   $    694,972      1.5%      -11.36%      0.69%
  Oncore & Firstar Oncore Value....      219,089    $  9.535043   $  2,089,022      0.9%      -10.83%      0.70%
  Oncore & Firstar Oncore
     Premier.......................    1,044,212    $  9.410021   $  9,826,064      1.4%      -11.27%      0.76%
  Oncore & Firstar Oncore Xtra.....      982,822    $  9.410021   $  9,248,373      1.4%      -11.27%      0.76%
  Oncore & Firstar Oncore Lite.....      145,844    $  9.410021   $  1,372,391      1.4%      -11.27%      0.76%
                                     ------------                 ------------
                                       2,788,387                  $ 26,285,510
                                     ------------                 ------------
2001
  Top I............................        1,489    $ 10.657617   $     15,871      1.1%       -4.57%      0.00%
  Top Tradition....................       59,049    $ 10.657617   $    629,321      1.1%       -4.57%      0.00%
  Top Plus.........................       29,783    $ 10.692863   $    318,466      0.9%       -4.38%      0.00%
  Investar Vision & Top Spectrum...        1,406    $ 10.605012   $     14,915      1.4%       -4.86%      0.00%
  Top Explorer.....................       44,983    $ 10.622516   $    477,836      1.3%       -4.76%      0.00%
  Oncore & Firstar Oncore Flex.....       49,172    $ 10.587597   $    520,614      1.5%       -4.95%      0.00%
  Oncore & Firstar Oncore Value....      133,190    $ 10.692863   $  1,424,183      0.9%       -4.38%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      700,708    $ 10.605012   $  7,431,015      1.4%       -4.86%      0.00%
  Oncore & Firstar Oncore Xtra.....      818,683    $ 10.605012   $  8,682,138      1.4%       -4.86%      0.00%
  Oncore & Firstar Oncore Lite.....       45,694    $ 10.605012   $    484,586      1.4%        5.17%      0.00%      4/17/01
                                     ------------                 ------------
                                       1,884,157                    19,998,945
                                     ------------                 ------------
2000
  Top Tradition....................       32,053    $ 11.168117   $    357,973      1.1%       11.68%      0.65%       5/1/00
  Top Plus.........................        8,811    $ 11.182762   $     98,528      0.9%       11.83%      0.44%       5/1/00
  Investar Vision & Top Spectrum...        1,996    $ 11.146208   $     22,251      1.4%       11.46%      0.42%       5/1/00
  Top Explorer.....................       23,139    $ 11.153504   $    258,083      1.3%       11.54%      0.64%       5/1/00
  Oncore & Firstar Oncore Flex.....       51,696    $ 11.138934   $    575,835      1.5%       11.39%      0.66%       5/1/00
  Oncore & Firstar Oncore Value....       35,810    $ 11.182762   $    400,451      0.9%       11.83%      0.61%       5/1/00
  Oncore & Firstar Oncore
     Premier.......................      326,135    $ 11.146208   $  3,635,176      1.4%       11.46%      0.71%       5/1/00
  Oncore & Firstar Oncore Xtra.....      273,279    $ 11.146208   $  3,046,024      1.4%       11.46%      0.71%       5/1/00
                                     ------------                 ------------
                                         752,919                  $  8,394,321
                                     ------------                 ------------
VIP CONTRAFUND SUBACCOUNT
2004
  Top I............................        6,505    $ 10.334117   $     67,221      1.1%       13.90%      0.20%
  Top Tradition....................      147,010    $ 10.334117   $  1,519,221      1.1%       13.90%      0.17%
  Top Plus.........................       68,693    $ 10.430125   $    716,475      0.9%       14.13%      0.23%
  Investar Vision & Top Spectrum...       14,766    $ 10.191930   $    150,493      1.4%       13.56%      0.15%
  Top Explorer.....................      142,693    $ 10.239077   $  1,461,046      1.3%       13.68%      0.18%
  Oncore & Firstar Oncore Flex.....       47,346    $ 10.145103   $    480,329      1.5%       13.45%      0.20%
  Oncore & Firstar Oncore Value....      597,830    $ 10.430125   $  6,235,444      0.9%       14.13%      0.17%
  Oncore & Firstar Oncore
     Premier.......................    1,433,277    $ 10.191930   $ 14,607,855      1.4%       13.56%      0.18%
  Oncore & Firstar Oncore Xtra.....    1,621,864    $ 10.191930   $ 16,529,924      1.4%       13.56%      0.18%
  Oncore & Firstar Oncore Lite.....      841,473    $ 10.191930   $  8,576,234      1.4%       13.56%      0.18%
                                     ------------                 ------------
                                       4,921,457                  $ 50,344,242
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS 2: (CONTINUED)
VIP CONTRAFUND SUBACCOUNT (CONTINUED)
2003
  Top I............................        7,770    $  9.072746   $     70,495      1.1%       26.80%      0.30%
  Top Tradition....................       85,522    $  9.072746   $    775,923      1.1%       26.80%      0.22%
  Top Plus.........................       69,265    $  9.138874   $    633,003      0.9%       27.05%      0.24%
  Investar Vision & Top Spectrum...        9,200    $  8.974539   $     82,567      1.4%       26.43%      0.16%
  Top Explorer.....................       94,161    $  9.007136   $    848,121      1.3%       26.55%      0.30%
  Oncore & Firstar Oncore Flex.....       39,892    $  8.942128   $    356,722      1.5%       26.30%      0.32%
  Oncore & Firstar Oncore Value....      368,098    $  9.138874   $  3,363,999      0.9%       27.05%      0.23%
  Oncore & Firstar Oncore
     Premier.......................    1,039,505    $  8.974539   $  9,329,076      1.4%       26.43%      0.25%
  Oncore & Firstar Oncore Xtra.....    1,194,552    $  8.974539   $ 10,720,550      1.4%       26.43%      0.25%
  Oncore & Firstar Oncore Lite.....      452,094    $  8.974539   $  4,057,337      1.4%       26.43%      0.25%
                                     ------------                 ------------
                                       3,360,059                  $ 30,237,793
                                     ------------                 ------------
2002
  Top I............................        4,584    $  7.155031   $     32,796      1.1%      -10.59%      0.63%
  Top Tradition....................       41,004    $  7.155031   $    293,386      1.1%      -10.59%      0.58%
  Top Plus.........................       41,886    $  7.192959   $    301,283      0.9%      -10.41%      0.49%
  Investar Vision & Top Spectrum...        2,365    $  7.098583   $     16,791      1.4%      -10.85%      0.68%
  Top Explorer.....................       74,604    $  7.117333   $    530,980      1.3%      -10.77%      0.44%
  Oncore & Firstar Oncore Flex.....       45,890    $  7.079920   $    324,896      1.5%      -10.94%      0.51%
  Oncore & Firstar Oncore Value....      209,793    $  7.192959   $  1,509,034      0.9%      -10.41%      0.67%
  Oncore & Firstar Oncore
     Premier.......................      793,344    $  7.098583   $  5,631,617      1.4%      -10.85%      0.60%
  Oncore & Firstar Oncore Xtra.....      888,668    $  7.098583   $  6,308,286      1.4%      -10.85%      0.60%
  Oncore & Firstar Oncore Lite.....      138,341    $  7.098583   $    982,025      1.4%      -10.85%      0.60%
                                     ------------                 ------------
                                       2,240,479                  $ 15,931,094
                                     ------------                 ------------
2001
  Top I............................        4,044    $  8.002343   $     32,361      1.1%      -13.43%      0.00%
  Top Tradition....................       20,366    $  8.002343   $    162,975      1.1%      -13.43%      0.27%
  Top Plus.........................       17,151    $  8.028835   $    137,699      0.9%      -13.25%      0.22%
  Investar Vision & Top Spectrum...        2,725    $  7.962821   $     21,696      1.4%      -13.69%      0.00%
  Top Explorer.....................       27,636    $  7.975964   $    220,425      1.3%      -13.60%      0.58%
  Oncore & Firstar Oncore Flex.....       26,048    $  7.949721   $    207,078      1.5%      -13.77%      0.40%
  Oncore & Firstar Oncore Value....      157,198    $  8.028835   $  1,262,118      0.9%      -13.25%      0.48%
  Oncore & Firstar Oncore
     Premier.......................      497,783    $  7.962821   $  3,963,760      1.4%      -13.69%      0.40%
  Oncore & Firstar Oncore Xtra.....      529,099    $  7.962821   $  4,213,122      1.4%      -13.69%      0.40%
  Oncore & Firstar Oncore Lite.....       36,987    $  7.962821   $    294,522      1.4%       -1.23%      0.40%      4/17/01
                                     ------------                 ------------
                                       1,319,037                  $ 10,515,756
                                     ------------                 ------------
2000
  Top Tradition....................        3,208    $  9.243470   $     29,652      1.1%       -7.57%      0.00%       5/1/00
  Top Plus.........................        3,564    $  9.255605   $     32,991      0.9%       -7.44%      0.00%       5/1/00
  Top Explorer.....................       13,471    $  9.231361   $    124,356      1.3%       -7.69%      0.00%       5/1/00
  Oncore Flex......................        8,945    $  9.219287   $     82,463      1.5%       -7.81%      0.00%       5/1/00
  Oncore & Firstar Oncore Value....       44,968    $  9.255605   $    416,208      0.9%       -7.44%      0.00%       5/1/00
  Oncore & Firstar Oncore
     Premier.......................      101,377    $  9.225314   $    935,234      1.4%       -7.75%      0.00%       5/1/00
  Oncore & Firstar Oncore Xtra.....      179,099    $  9.225314   $  1,652,246      1.4%       -7.75%      0.00%       5/1/00
                                     ------------                 ------------
                                         354,632                  $  3,273,150
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                                 INVESTMENT
                                              ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME
                                                UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****
                                              ------------   -----------   ------------   ---------   --------   ----------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS 2: (CONTINUED)
VIP GROWTH SUBACCOUNT
2004
  Top I.....................................       11,489    $  6.343833   $     72,885      1.1%        2.00%      0.14%
  Top Tradition.............................       74,724    $  6.343833   $    474,034      1.1%        2.00%      0.12%
  Top Plus..................................       33,614    $  6.402777   $    215,222      0.9%        2.20%      0.15%
  Investar Vision & Top Spectrum............       17,382    $  6.256481   $    108,748      1.4%        1.69%      0.10%
  Top Explorer..............................       81,693    $  6.285430   $    513,478      1.3%        1.80%      0.13%
  Oncore & Firstar Oncore Flex..............       55,798    $  6.227715   $    347,495      1.5%        1.59%      0.13%
  Oncore & Firstar Oncore Value.............      260,661    $  6.402777   $  1,668,954      0.9%        2.20%      0.12%
  Oncore & Firstar Oncore Premier...........    1,404,305    $  6.256481   $  8,786,013      1.4%        1.69%      0.13%
  Oncore & Firstar Oncore Xtra..............    1,375,206    $  6.256481   $  8,603,951      1.4%        1.69%      0.13%
  Oncore & Firstar Oncore Lite..............      344,710    $  6.256481   $  2,156,668      1.4%        1.69%      0.13%
                                              ------------                 ------------
                                                3,659,582                  $ 22,947,448
                                              ------------                 ------------
2003
  Top I.....................................       10,525    $  6.219608   $     65,464      1.1%       31.10%      0.13%
  Top Tradition.............................       58,159    $  6.219608   $    361,727      1.1%       31.10%      0.10%
  Top Plus..................................       50,194    $  6.264948   $    314,461      0.9%       31.36%      0.11%
  Investar Vision & Top Spectrum............        9,718    $  6.152233   $     59,789      1.4%       30.71%      0.10%
  Top Explorer..............................       80,868    $  6.174579   $    499,326      1.3%       30.84%      0.11%
  Oncore & Firstar Oncore Flex..............       53,550    $  6.129997   $    328,260      1.5%       30.58%      0.09%
  Oncore & Firstar Oncore Value.............      246,113    $  6.264948   $  1,541,885      0.9%       31.36%      0.10%
  Oncore & Firstar Oncore Premier...........    1,197,622    $  6.152233   $  7,368,049      1.4%       30.71%      0.11%
  Oncore & Firstar Oncore Xtra..............    1,241,472    $  6.152233   $  7,637,826      1.4%       30.71%      0.11%
  Oncore & Firstar Oncore Lite..............      279,691    $  6.152233   $  1,720,724      1.4%       30.71%      0.11%
                                              ------------                 ------------
                                                3,227,912                  $ 19,897,511
                                              ------------                 ------------
2002
  Top I.....................................       13,980    $  4.744149   $     66,324      1.1%      -31.06%      0.13%
  Top Tradition.............................       40,662    $  4.744149   $    192,905      1.1%      -31.06%      0.12%
  Top Plus..................................       24,373    $  4.769312   $    116,240      0.9%      -30.92%      0.13%
  Investar Vision & Top Spectrum............        5,217    $  4.706684   $     24,555      1.4%      -31.26%      0.15%
  Top Explorer..............................       63,190    $  4.719133   $    298,201      1.3%      -31.19%      0.13%
  Oncore & Firstar Oncore Flex..............       39,024    $  4.694294   $    183,190      1.5%      -31.33%      0.19%
  Oncore & Firstar Oncore Value.............      201,437    $  4.769312   $    960,718      0.9%      -30.92%      0.12%
  Oncore & Firstar Oncore Premier...........    1,017,060    $  4.706684   $  4,786,979      1.4%      -31.26%      0.15%
  Oncore & Firstar Oncore Xtra..............    1,208,959    $  4.706684   $  5,690,189      1.4%      -31.26%      0.15%
  Oncore & Firstar Oncore Lite..............      163,350    $  4.706684   $    768,839      1.4%      -31.26%      0.15%
                                              ------------                 ------------
                                                2,777,252                  $ 13,088,140
                                              ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS 2: (CONTINUED)
VIP GROWTH SUBACCOUNT (CONTINUED)
2001
  Top I............................       12,332    $  6.881110   $     84,859      1.1%      -18.77%      0.07%
  Top Tradition....................       29,089    $  6.881110   $    200,165      1.1%      -18.77%      0.05%
  Top Plus.........................       18,402    $  6.903910   $    127,046      0.9%      -18.60%      0.04%
  Investar Vision & Top Spectrum...        5,871    $  6.847093   $     40,198      1.4%      -19.01%      0.04%
  Top Explorer.....................       54,548    $  6.858397   $    374,110      1.3%      -18.93%      0.07%
  Oncore & Firstar Oncore Flex.....      107,909    $  6.835818   $    737,644      1.5%      -19.09%      0.06%
  Oncore & Firstar Oncore Value....      134,439    $  6.903910   $    928,154      0.9%      -18.60%      0.05%
  Oncore & Firstar Oncore
     Premier.......................      983,576    $  6.847093   $  6,734,634      1.4%      -19.01%      0.06%
  Oncore & Firstar Oncore Xtra.....    1,355,448    $  6.847093   $  9,280,881      1.4%      -19.01%      0.06%
  Oncore & Firstar Oncore Lite.....       61,682    $  6.847093   $    422,344      1.4%       -5.73%      0.06%       4/17/01
                                     ------------                 ------------
                                       2,763,296                  $ 18,930,035
                                     ------------                 ------------
2000
  Top I............................       10,725    $  8.470720   $     90,849      1.1%      -15.29%      0.00%        5/1/00
  Top Tradition....................       15,086    $  8.470720   $    127,792      1.1%      -15.29%      0.00%        5/1/00
  Top Plus.........................        5,624    $  8.481848   $     47,699      0.9%      -15.18%      0.00%        5/1/00
  Investar Vision & Top Spectrum...        2,663    $  8.454077   $     22,509      1.4%      -15.46%      0.00%        5/1/00
  Top Explorer.....................       35,420    $  8.459611   $    299,643      1.3%      -15.40%      0.00%        5/1/00
  Oncore & Firstar Oncore Flex.....       54,910    $  8.448543   $    463,911      1.5%      -15.51%      0.00%        5/1/00
  Oncore & Firstar Oncore Value....       42,519    $  8.481848   $    360,643      0.9%      -15.18%      0.00%        5/1/00
  Oncore & Firstar Oncore
     Premier.......................      385,385    $  8.454077   $  3,258,078      1.4%      -15.46%      0.00%        5/1/00
  Oncore & Firstar Oncore Xtra.....    1,076,275    $  8.454077   $  9,098,909      1.4%      -15.46%      0.00%        5/1/00
                                     ------------                 ------------
                                       1,628,607                  $ 13,770,033
                                     ------------                 ------------
VIP EQUITY INCOME SUBACCOUNT
2004
  Top Plus.........................       14,449    $ 12.301227   $    177,742      0.9%       10.24%      0.55%
  Top Explorer.....................        9,966    $ 12.240475   $    121,992      1.3%        9.80%      0.38%
  Oncore & Firstar Oncore Flex.....       14,591    $ 11.842290   $    172,794      1.5%        9.58%      0.47%
  Oncore & Firstar Oncore Value....       46,981    $ 11.927794   $    560,379      0.9%       10.24%      0.50%
  Oncore & Firstar Oncore
     Premier.......................      398,660    $ 11.856466   $  4,726,689      1.4%        9.69%      0.28%
  Oncore & Firstar Oncore Xtra.....      369,540    $ 11.856466   $  4,381,442      1.4%        9.69%      0.28%
  Oncore & Firstar Oncore Lite.....      305,967    $ 11.856466   $  3,627,690      1.4%        9.69%      0.28%
                                     ------------                 ------------
                                       1,160,154                  $ 13,768,728
                                     ------------                 ------------
2003
  Top Plus.........................        1,749    $ 11.158744   $     19,514      0.9%       11.59%      0.00%       10/1/03
  Top Explorer.....................        1,298    $ 11.147766   $     14,471      1.3%       11.48%      0.00%       10/1/03
  Oncore Flex......................        3,106    $ 10.806489   $     33,564      1.5%        8.06%      0.00%      10/15/03
  Oncore Value.....................        6,119    $ 10.819985   $     66,206      0.9%        8.20%      0.00%      10/15/03
  Oncore & Firstar Oncore
     Premier.......................       41,389    $ 10.808731   $    447,372      1.4%        8.09%      0.00%      10/15/03
  Oncore & Firstar Oncore Xtra.....       35,448    $ 10.808731   $    383,143      1.4%        8.09%      0.00%      10/15/03
  Oncore & Firstar Oncore Lite.....        7,599    $ 10.808731   $     82,132      1.4%        8.09%      0.00%      10/15/03
                                     ------------                 ------------
                                          96,708                  $  1,046,402
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
JANUS ASPEN SERIES -- SERVICE
  SHARES:
GROWTH SUBACCOUNT
2004
  Top Tradition....................       62,889    $  5.839672   $    367,251      1.1%        3.06%      0.00%
  Top Plus.........................       21,338    $  5.893969   $    125,767      0.9%        3.27%      0.00%
  Top Explorer.....................      125,636    $  5.785921   $    726,918      1.3%        2.86%      0.00%
  Oncore & Firstar Oncore Flex.....       68,683    $  5.732766   $    393,741      1.5%        2.66%      0.00%
  Oncore & Firstar Oncore Value....      286,066    $  5.893969   $  1,686,064      0.9%        3.27%      0.00%
  Oncore & Firstar Oncore
     Premier.......................    1,454,352    $  5.759254   $  8,375,991      1.4%        2.76%      0.00%
  Oncore & Firstar Oncore Xtra.....    1,484,119    $  5.759254   $  8,547,417      1.4%        2.76%      0.00%
  Oncore & Firstar Oncore Lite.....      143,353    $  5.759254   $    825,604      1.4%        2.76%      0.00%
                                     ------------                 ------------
                                       3,646,436                  $ 21,048,753
                                     ------------                 ------------
2003
  Top Tradition....................       58,463    $  5.666017   $    331,253      1.1%       30.06%      0.00%
  Top Plus.........................       23,594    $  5.707363   $    134,657      0.9%       30.32%      0.00%
  Top Explorer.....................      128,282    $  5.625002   $    721,589      1.3%       29.81%      0.00%
  Oncore & Firstar Oncore Flex.....       85,350    $  5.584367   $    476,627      1.5%       29.55%      0.00%
  Oncore & Firstar Oncore Value....      343,417    $  5.707363   $  1,960,007      0.9%       30.32%      0.00%
  Oncore & Firstar Oncore
     Premier.......................    1,661,880    $  5.604628   $  9,314,217      1.4%       29.68%      0.00%
  Oncore & Firstar Oncore Xtra.....    1,738,954    $  5.604628   $  9,746,189      1.4%       29.68%      0.00%
  Oncore & Firstar Oncore Lite.....      121,438    $  5.604628   $    680,617      1.4%       29.68%      0.00%
                                     ------------                 ------------
                                       4,161,378                  $ 23,365,156
                                     ------------                 ------------
2002
  Top Tradition....................       74,617    $  4.356366   $    325,059      1.1%      -27.52%      0.00%
  Top Plus.........................       42,173    $  4.379486   $    184,695      0.9%      -27.38%      0.00%
  Top Explorer.....................      132,552    $  4.333374   $    574,396      1.3%      -27.66%      0.00%
  Oncore & Firstar Oncore Flex.....      124,579    $  4.310559   $    537,004      1.5%      -27.81%      0.00%
  Oncore & Firstar Oncore Value....      420,322    $  4.379486   $  1,840,793      0.9%      -27.38%      0.00%
  Oncore & Firstar Oncore
     Premier.......................    1,944,519    $  4.321940   $  8,404,101      1.4%      -27.73%      0.00%
  Oncore & Firstar Oncore Xtra.....    2,052,917    $  4.321940   $  8,872,582      1.4%      -27.73%      0.00%
  Oncore & Firstar Oncore Lite.....       88,062    $  4.321940   $    380,598      1.4%      -27.73%      0.00%
                                     ------------                 ------------
                                       4,879,741                  $ 21,119,228
                                     ------------                 ------------
2001
  Top Tradition....................       62,090    $  6.010424   $    373,188      1.1%      -25.72%      0.00%
  Top Plus.........................       67,858    $  6.030349   $    409,209      0.9%      -25.57%      0.00%
  Top Explorer.....................      138,508    $  5.990572   $    829,740      1.3%      -25.87%      0.00%
  Oncore & Firstar Oncore Flex.....      169,611    $  5.970827   $  1,012,715      1.5%      -26.02%      0.00%
  Oncore & Firstar Oncore Value....      446,943    $  6.030349   $  2,695,223      0.9%      -25.57%      0.00%
  Oncore & Firstar Oncore
     Premier.......................    2,409,324    $  5.980677   $ 14,409,391      1.4%      -25.94%      0.00%
  Oncore & Firstar Oncore Xtra.....    2,442,837    $  5.980677   $ 14,609,814      1.4%      -25.94%      0.00%
  Oncore & Firstar Oncore Lite.....       49,195    $  5.980677   $    294,222      1.4%      -13.53%      0.00%       4/17/01
                                     ------------                 ------------
                                       5,786,366                  $ 34,633,502
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
JANUS ASPEN SERIES -- SERVICE SHARES: (CONTINUED)
GROWTH SUBACCOUNT (CONTINUED)
2000
  Top Tradition....................       46,806    $  8.091770   $    378,745      1.1%      -19.08%      0.76%        5/1/00
  Top Plus.........................       36,713    $  8.102399   $    297,460      0.9%      -18.98%      1.32%        5/1/00
  Top Explorer.....................       97,082    $  8.081161   $    784,533      1.3%      -19.19%      1.62%        5/1/00
  Oncore & Firstar Oncore Flex.....      177,113    $  8.070581   $  1,429,406      1.5%      -19.29%      1.36%        5/1/00
  Oncore & Firstar Oncore Value....      244,857    $  8.102399   $  1,983,926      0.9%      -18.98%      1.17%        5/1/00
  Oncore & Firstar Oncore
     Premier.......................    1,584,507    $  8.075854   $ 12,796,252      1.4%      -19.24%      1.03%        5/1/00
  Oncore & Firstar Oncore Xtra.....    1,415,453    $  8.075854   $ 11,430,996      1.4%      -19.24%      1.03%        5/1/00
                                     ------------                 ------------
                                       3,602,531                    29,101,318
                                     ------------                 ------------
WORLDWIDE GROWTH SUBACCOUNT
2004
  Top Tradition....................       80,195    $  5.688478   $    456,190      1.1%        3.39%      0.94%
  Top Plus.........................       23,884    $  5.741345   $    137,129      0.9%        3.59%      0.91%
  Top Explorer.....................      169,944    $  5.636093   $    957,823      1.3%        3.18%      0.90%
  Oncore & Firstar Oncore Flex.....       41,746    $  5.584344   $    233,126      1.5%        2.98%      0.80%
  Oncore & Firstar Oncore Value....      265,504    $  5.741345   $  1,524,350      0.9%        3.59%      0.87%
  Oncore & Firstar Oncore
     Premier.......................    1,144,260    $  5.610137   $  6,419,444      1.4%        3.08%      0.87%
  Oncore & Firstar Oncore Xtra.....    1,225,751    $  5.610137   $  6,876,632      1.4%        3.08%      0.87%
  Oncore & Firstar Oncore Lite.....      173,925    $  5.610137   $    975,745      1.4%        3.08%      0.87%
                                     ------------                 ------------
                                       3,125,209                  $ 17,580,439
                                     ------------                 ------------
2003
  Top Tradition....................       78,874    $  5.502103   $    433,971      1.1%       22.34%      0.78%
  Top Plus.........................       28,186    $  5.542235   $    156,215      0.9%       22.58%      0.83%
  Top Explorer.....................      184,594    $  5.462268   $  1,008,304      1.3%       22.09%      0.86%
  Oncore & Firstar Oncore Flex.....       62,160    $  5.422827   $    337,082      1.5%       21.85%      2.02%
  Oncore & Firstar Oncore Value....      326,572    $  5.542235   $  1,809,938      0.9%       22.58%      0.83%
  Oncore & Firstar Oncore
     Premier.......................    1,449,981    $  5.442491   $  7,891,508      1.4%       21.97%      0.78%
  Oncore & Firstar Oncore Xtra.....    1,393,690    $  5.442491   $  7,585,147      1.4%       21.97%      0.78%
  Oncore & Firstar Oncore Lite.....      277,683    $  5.442491   $  1,511,287      1.4%       21.97%      0.78%
                                     ------------                 ------------
                                       3,801,740                  $ 20,733,452
                                     ------------                 ------------
2002
  Top Tradition....................       91,603    $  4.497548   $    411,987      1.1%      -26.52%      0.62%
  Top Plus.........................       35,573    $  4.521400   $    160,842      0.9%      -26.37%      0.54%
  Top Explorer.....................      191,295    $  4.473819   $    855,819      1.3%      -26.66%      0.59%
  Oncore & Firstar Oncore Flex.....      644,319    $  4.450281   $  2,867,400      1.5%      -26.81%      0.31%
  Oncore & Firstar Oncore Value....      398,989    $  4.521400   $  1,803,989      0.9%      -26.37%      0.56%
  Oncore & Firstar Oncore
     Premier.......................    1,680,823    $  4.462021   $  7,499,866      1.4%      -26.73%      0.60%
  Oncore & Firstar Oncore Xtra.....    3,982,164    $  4.462021   $ 17,768,499      1.4%      -26.73%      0.60%
  Oncore & Firstar Oncore Lite.....      231,665    $  4.462021   $  1,033,695      1.4%      -26.73%      0.60%
                                     ------------                 ------------
                                       7,256,431                  $ 32,402,097
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
JANUS ASPEN SERIES -- SERVICE SHARES: (CONTINUED)
WORLDWIDE GROWTH SUBACCOUNT (CONTINUED)
2001
  Top Tradition....................       73,156    $  6.120494   $    447,753      1.1%      -23.46%      0.27%
  Top Plus.........................       48,371    $  6.140770   $    297,032      0.9%      -23.31%      0.29%
  Top Explorer.....................      182,581    $  6.100292   $  1,113,798      1.3%      -23.62%      0.28%
  Oncore & Firstar Oncore Flex.....      501,610    $  6.080193   $  3,049,885      1.5%      -23.77%      0.23%
  Oncore & Firstar Oncore Value....      449,841    $  6.140770   $  2,762,371      0.9%      -23.31%      0.29%
  Oncore & Firstar Oncore
     Premier.......................    1,992,495    $  6.090225   $ 12,134,743      1.4%      -23.69%      0.28%
  Oncore & Firstar Oncore Xtra.....    2,395,604    $  6.090225   $ 14,589,771      1.4%      -23.69%      0.28%
  Oncore & Firstar Oncore Lite.....      167,728    $  6.090225   $  1,021,499      1.4%      -10.27%      0.28%       4/17/01
                                     ------------                 ------------
                                       5,811,386                  $ 35,416,852
                                     ------------                 ------------
2000
  Top Tradition....................       55,698    $  7.996944   $    445,415      1.1%      -20.03%      0.92%        5/1/00
  Top Plus.........................       30,617    $  8.007454   $    245,168      0.9%      -19.93%      0.70%        5/1/00
  Top Explorer.....................      116,761    $  7.986452   $    932,506      1.3%      -20.14%      1.14%        5/1/00
  Oncore & Firstar Oncore Flex.....       89,498    $  7.975998   $    713,836      1.5%      -20.24%      1.27%        5/1/00
  Oncore & Firstar Oncore Value....      263,203    $  8.007454   $  2,107,589      0.9%      -19.93%      1.06%        5/1/00
  Oncore & Firstar Oncore
     Premier.......................    1,107,400    $  7.981218   $  8,838,404      1.4%      -20.19%      0.92%        5/1/00
  Oncore & Firstar Oncore Xtra.....    1,220,515    $  7.981218   $  9,741,187      1.4%      -20.19%      0.92%        5/1/00
                                     ------------                 ------------
                                       2,883,692                  $ 23,024,105
                                     ------------                 ------------
BALANCED SUBACCOUNT
2004
  Top Tradition....................       85,175    $ 10.188011   $    867,762      1.1%        7.11%      2.23%
  Top Plus.........................       62,865    $ 10.282656   $    646,417      0.9%        7.32%      2.32%
  Top Explorer.....................      185,996    $ 10.094323   $  1,877,508      1.3%        6.90%      2.22%
  Oncore & Firstar Oncore Flex.....      120,930    $ 10.001677   $  1,209,502      1.5%        6.69%      2.09%
  Oncore & Firstar Oncore Value....      351,147    $ 10.282656   $  3,610,726      0.9%        7.32%      2.23%
  Oncore & Firstar Oncore
     Premier.......................    2,583,237    $ 10.047828   $ 25,955,914      1.4%        6.79%      2.13%
  Oncore & Firstar Oncore Xtra.....    2,093,026    $ 10.047828   $ 21,030,365      1.4%        6.79%      2.13%
  Oncore & Firstar Oncore Lite.....      731,854    $ 10.047828   $  7,353,547      1.4%        6.79%      2.13%
                                     ------------                 ------------
                                       6,214,230                  $ 62,551,741
                                     ------------                 ------------
2003
  Top Tradition....................       87,012    $  9.511581   $    827,623      1.1%       12.49%      1.89%
  Top Plus.........................       62,173    $  9.580905   $    595,674      0.9%       12.71%      1.78%
  Top Explorer.....................      188,592    $  9.442810   $  1,780,834      1.3%       12.26%      1.84%
  Oncore & Firstar Oncore Flex.....      145,008    $  9.374671   $  1,359,403      1.5%       12.04%      1.80%
  Oncore & Firstar Oncore Value....      367,126    $  9.580905   $  3,517,403      0.9%       12.71%      1.79%
  Oncore & Firstar Oncore
     Premier.......................    2,925,435    $  9.408634   $ 27,524,349      1.4%       12.15%      1.79%
  Oncore & Firstar Oncore Xtra.....    2,526,974    $  9.408634   $ 23,775,371      1.4%       12.15%      1.79%
  Oncore & Firstar Oncore Lite.....      750,058    $  9.408634   $  7,057,019      1.4%       12.15%      1.79%
                                     ------------                 ------------
                                       7,052,378                  $ 66,437,676
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
JANUS ASPEN SERIES -- SERVICE SHARES: (CONTINUED)
BALANCED SUBACCOUNT (CONTINUED)
2002
  Top Tradition....................       74,427    $  8.455853   $    629,346      1.1%       -7.69%      2.24%
  Top Plus.........................       68,185    $  8.500668   $    579,620      0.9%       -7.51%      1.96%
  Top Explorer.....................      180,189    $  8.411342   $  1,515,635      1.3%       -7.87%      2.02%
  Oncore & Firstar Oncore Flex.....      157,176    $  8.367134   $  1,315,109      1.5%       -8.05%      1.91%
  Oncore & Firstar Oncore Value....      388,415    $  8.500668   $  3,301,789      0.9%       -7.51%      1.96%
  Oncore & Firstar Oncore
     Premier.......................    3,334,140    $  8.389176   $ 27,970,681      1.4%       -7.96%      2.06%
  Oncore & Firstar Oncore Xtra.....    2,937,078    $  8.389176   $ 24,639,663      1.4%       -7.96%      2.06%
  Oncore & Firstar Oncore Lite.....      619,150    $  8.389176   $  5,194,162      1.4%       -7.96%      2.06%
                                     ------------                 ------------
                                       7,758,760                  $ 65,146,005
                                     ------------                 ------------
2001
  Top Tradition....................       45,265    $  9.160280   $    414,643      1.1%       -5.95%      2.07%
  Top Plus.........................       76,989    $  9.190598   $    707,577      0.9%       -5.76%      1.93%
  Top Explorer.....................      163,510    $  9.130104   $  1,492,867      1.3%       -6.13%      1.97%
  Oncore & Firstar Oncore Flex.....      149,183    $  9.100077   $  1,357,576      1.5%       -6.32%      1.81%
  Oncore & Firstar Oncore Value....      360,002    $  9.190598   $  3,308,632      0.9%       -5.76%      1.94%
  Oncore & Firstar Oncore
     Premier.......................    2,990,319    $  9.115046   $ 27,256,899      1.4%       -6.23%      2.01%
  Oncore & Firstar Oncore Xtra.....    2,354,358    $  9.115046   $ 21,460,068      1.4%       -6.23%      2.01%
  Oncore & Firstar Oncore Lite.....      198,397    $  9.115046   $  1,808,402      1.4%       -1.20%      2.01%       4/17/01
                                     ------------                 ------------
                                       6,338,023                  $ 57,806,664
                                     ------------                 ------------
2000
  Top Tradition....................       15,548    $  9.739381   $    151,426      1.1%       -2.61%      2.66%        5/1/00
  Top Plus.........................       34,442    $  9.752162   $    335,884      0.9%       -2.48%      2.84%        5/1/00
  Top Explorer.....................       75,818    $  9.726623   $    737,456      1.3%       -2.73%      2.03%        5/1/00
  Oncore & Firstar Oncore Flex.....       92,866    $  9.713907   $    902,095      1.5%       -2.86%      3.34%        5/1/00
  Oncore & Firstar Oncore Value....      197,562    $  9.752162   $  1,926,655      0.9%       -2.48%      2.71%        5/1/00
  Oncore & Firstar Oncore
     Premier.......................    1,412,177    $  9.720254   $ 13,726,718      1.4%       -2.80%      2.53%        5/1/00
  Oncore & Firstar Oncore Xtra.....      994,302    $  9.720254   $  9,664,871      1.4%       -2.80%      2.53%        5/1/00
                                     ------------                 ------------
                                       2,822,715                  $ 27,445,105
                                     ------------                 ------------
INTERNATIONAL GROWTH SUBACCOUNT
2004
  Top Tradition....................        4,102    $ 15.956850   $     65,458      1.1%       17.39%      0.95%
  Top Plus.........................        1,674    $ 16.009646   $     26,796      0.9%       17.63%      2.98%
  Top Explorer.....................        5,167    $ 15.904258   $     82,173      1.3%       17.16%      1.24%
  Oncore & Firstar Oncore Flex.....       32,254    $  6.732589   $    217,152      1.5%       16.93%      0.80%
  Oncore & Firstar Oncore Value....      196,732    $  6.921832   $  1,361,749      0.9%       17.63%      0.94%
  Oncore & Firstar Oncore
     Premier.......................      620,333    $  6.763671   $  4,195,727      1.4%       17.04%      0.86%
  Oncore & Firstar Oncore Xtra.....      789,810    $  6.763671   $  5,342,017      1.4%       17.04%      0.86%
  Oncore & Firstar Oncore Lite.....      207,603    $  6.763671   $  1,404,156      1.4%       17.04%      0.86%
                                     ------------                 ------------
                                       1,857,675                  $ 12,695,228
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
JANUS ASPEN SERIES -- SERVICE SHARES: (CONTINUED)
INTERNATIONAL GROWTH SUBACCOUNT (CONTINUED)
2003
  Top Tradition....................          150    $ 13.592795   $      2,034      1.1%       35.93%      1.04%        5/1/03
  Top Explorer.....................           33    $ 13.574869   $        451      1.3%       35.75%      0.70%        5/1/03
  Oncore & Firstar Oncore Flex.....       55,592    $  5.757890   $    320,091      1.5%       32.55%      2.89%
  Oncore & Firstar Oncore Value....      136,058    $  5.884653   $    800,653      0.9%       33.33%      0.96%
  Oncore & Firstar Oncore
     Premier.......................      739,566    $  5.778757   $  4,273,781      1.4%       32.68%      0.88%
  Oncore & Firstar Oncore Xtra.....      618,597    $  5.778757   $  3,574,719      1.4%       32.68%      0.88%
  Oncore & Firstar Oncore Lite.....      124,741    $  5.778757   $    720,848      1.4%       32.68%      0.88%
                                     ------------                 ------------
                                       1,674,737                  $  9,692,577
                                     ------------                 ------------
2002
  Oncore & Firstar Oncore Flex.....      351,975    $  4.344038   $  1,528,994      1.5%      -26.86%      0.94%
  Oncore & Firstar Oncore Value....      181,433    $  4.413465   $    800,750      0.9%      -26.42%      0.67%
  Oncore & Firstar Oncore
     Premier.......................      759,977    $  4.355499   $  3,310,077      1.4%      -26.78%      0.68%
  Oncore & Firstar Oncore Xtra.....    2,998,591    $  4.355499   $ 13,060,358      1.4%      -26.78%      0.68%
  Oncore Lite......................       47,413    $  4.355499   $    206,509      1.4%      -26.78%      0.68%
                                     ------------                 ------------
                                       4,339,389                  $ 18,906,688
                                     ------------                 ------------
2001
  Oncore & Firstar Oncore Flex.....      501,432    $  5.939104   $  2,978,056      1.5%      -24.57%      0.57%
  Oncore & Firstar Oncore Value....      166,194    $  5.998270   $    996,877      0.9%      -24.12%      0.75%
  Oncore & Firstar Oncore
     Premier.......................      846,346    $  5.948893   $  5,034,822      1.4%      -24.49%      0.67%
  Oncore & Firstar Oncore Xtra.....      982,000    $  5.948893   $  5,841,813      1.4%      -24.49%      0.67%
  Oncore & Firstar Oncore Lite.....       17,235    $  5.948893   $    102,530      1.4%      -10.20%      0.67%       4/17/01
                                     ------------                 ------------
                                       2,513,207                  $ 14,954,098
                                     ------------                 ------------
2000
  Oncore & Firstar Oncore Flex.....       71,085    $  7.873607   $    559,692      1.5%      -21.26%      0.76%        5/1/00
  Oncore & Firstar Oncore Value....       92,035    $  7.904657   $    727,506      0.9%      -20.95%      1.08%        5/1/00
  Oncore & Firstar Oncore
     Premier.......................      336,371    $  7.878762   $  2,650,189      1.4%      -21.21%      1.06%        5/1/00
  Oncore & Firstar Oncore Xtra.....      502,604    $  7.878762   $  3,959,898      1.4%      -21.21%      1.06%        5/1/00
                                     ------------                 ------------
                                       1,002,095                  $  7,897,285
                                     ------------                 ------------
JP MORGAN SERIES TRUST II:
SMALL COMPANY SUBACCOUNT
2004
  Top Tradition....................       14,340    $ 14.661716   $    210,245      1.1%       25.78%      0.00%
  Top Plus.........................            7    $ 14.753893   $        101      0.9%       26.03%      0.00%
  Top Explorer.....................        9,420    $ 14.570212   $    137,250      1.3%       25.53%      0.00%
  Oncore & Firstar Oncore Flex.....       14,233    $ 12.148814   $    172,911      1.5%       25.29%      0.00%
  Oncore & Firstar Oncore Value....      244,935    $ 12.639448   $  3,095,843      0.9%       26.03%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      475,235    $ 12.228991   $  5,811,659      1.4%       25.41%      0.00%
  Oncore & Firstar Oncore Xtra.....      418,229    $ 12.228991   $  5,114,514      1.4%       25.41%      0.00%
  Oncore & Firstar Oncore Lite.....      324,871    $ 12.228991   $  3,972,841      1.4%       25.41%      0.00%
                                     ------------                 ------------
                                       1,501,270                  $ 18,515,364
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
JP MORGAN SERIES TRUST II: (CONTINUED)
SMALL COMPANY SUBACCOUNT (CONTINUED)
2003
  Top Tradition....................        6,664    $ 11.656374   $     77,675      1.1%       34.50%      0.00%
  Top Plus.........................          351    $ 11.706405   $      4,114      0.9%       34.77%      0.00%
  Top Explorer.....................        2,865    $ 11.606593   $     33,252      1.3%       34.23%      0.00%
  Oncore & Firstar Oncore Flex.....       19,288    $  9.696858   $    187,032      1.5%       33.97%      0.00%
  Oncore & Firstar Oncore Value....      142,615    $ 10.028713   $  1,430,248      0.9%       34.77%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      272,609    $  9.751226   $  2,658,270      1.4%       34.10%      0.00%
  Oncore & Firstar Oncore Xtra.....      235,409    $  9.751226   $  2,295,525      1.4%       34.10%      0.00%
  Oncore & Firstar Oncore Lite.....       88,857    $  9.751226   $    866,468      1.4%       34.10%      0.00%
                                     ------------                 ------------
                                         768,658                  $  7,552,584
                                     ------------                 ------------
2002
  Top Tradition....................        5,552    $  8.666477   $     48,113      1.1%      -22.51%      0.10%
  Top Plus.........................          626    $  8.686498   $      5,435      0.9%      -22.35%      0.00%
  Top Explorer.....................        1,556    $  8.646528   $     13,454      1.3%      -22.66%      0.19%
  Oncore & Firstar Oncore Flex.....       21,130    $  7.238086   $    152,943      1.5%      -22.81%      0.20%
  Oncore & Firstar Oncore Value....      119,187    $  7.441595   $    886,940      0.9%      -22.35%      0.18%
  Oncore & Firstar Oncore
     Premier.......................      276,669    $  7.271507   $  2,011,799      1.4%      -22.74%      0.19%
  Oncore & Firstar Oncore Xtra.....      206,205    $  7.271507   $  1,499,424      1.4%      -22.74%      0.19%
  Oncore & Firstar Oncore Lite.....       35,249    $  7.271507   $    256,316      1.4%      -22.74%      0.19%
                                     ------------                 ------------
                                         666,174                  $  4,874,424
                                     ------------                 ------------
2001
  Top Explorer.....................          222    $ 11.179691   $      2,479      1.3%       11.80%      0.00%       11/1/01
  Oncore & Firstar Oncore Flex.....       25,983    $  9.377155   $    243,642      1.5%       -9.40%      0.04%
  Oncore & Firstar Oncore Value....       92,257    $  9.583696   $    884,158      0.9%       -8.85%      0.04%
  Oncore & Firstar Oncore
     Premier.......................      276,176    $  9.411151   $  2,599,141      1.4%       -9.31%      0.04%
  Oncore & Firstar Oncore Xtra.....      132,426    $  9.411151   $  1,246,282      1.4%       -9.31%      0.04%
  Oncore & Firstar Oncore Lite.....        9,841    $  9.411151   $     92,619      1.4%        3.94%      0.04%       4/17/01
                                     ------------                 ------------
                                         536,905                  $  5,068,321
                                     ------------                 ------------
2000
  Oncore & Firstar Oncore Flex.....       16,635    $ 10.349645   $    172,171      1.5%      -12.63%      0.19%
  Oncore & Firstar Oncore Value....       75,985    $ 10.514588   $    798,954      0.9%      -12.11%      0.17%
  Oncore & Firstar Oncore
     Premier.......................      261,098    $ 10.376864   $  2,709,377      1.4%      -12.54%      0.19%
  Oncore & Firstar Oncore Xtra.....       33,508    $ 10.376864   $    347,707      1.4%      -12.54%      0.19%
                                     ------------                 ------------
                                         387,226                  $  4,028,209
                                     ------------                 ------------
MID CAP VALUE SUBACCOUNT
2004
  Top Tradition....................       42,936    $ 16.780309   $    720,484      1.1%       19.74%      0.26%
  Top Plus.........................       19,008    $ 16.885789   $    320,973      0.9%       19.98%      0.24%
  Top Explorer.....................       37,732    $ 16.675598   $    629,202      1.3%       19.50%      0.23%
  Oncore & Firstar Oncore Flex.....       17,986    $ 16.571704   $    298,066      1.5%       19.27%      0.27%
  Oncore & Firstar Oncore Value....      254,317    $ 16.885789   $  4,294,342      0.9%       19.98%      0.26%
  Oncore & Firstar Oncore
     Premier.......................      571,517    $ 16.623513   $  9,500,602      1.4%       19.38%      0.25%
  Oncore & Firstar Oncore Xtra.....      652,219    $ 16.623513   $ 10,842,172      1.4%       19.38%      0.25%
  Oncore & Firstar Oncore Lite.....      516,511    $ 16.623513   $  8,586,223      1.4%       19.38%      0.25%
                                     ------------                 ------------
                                       2,112,226                  $ 35,192,064
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
JP MORGAN SERIES TRUST II: (CONTINUED)
MID CAP VALUE SUBACCOUNT (CONTINUED)
2003
  Top Tradition....................       23,192    $ 14.014070   $    325,008      1.1%       28.22%      0.34%
  Top Plus.........................        9,801    $ 14.074209   $    137,946      0.9%       28.47%      0.20%
  Top Explorer.....................       17,936    $ 13.954242   $    250,289      1.3%       27.96%      0.29%
  Oncore Flex......................       11,193    $ 13.894758   $    155,518      1.5%       27.71%      0.37%
  Oncore & Firstar Oncore Value....       91,955    $ 14.074209   $  1,294,198      0.9%       28.47%      0.27%
  Oncore & Firstar Oncore
     Premier.......................      209,131    $ 13.924440   $  2,912,030      1.4%       27.84%      0.28%
  Oncore & Firstar Oncore Xtra.....      295,312    $ 13.924440   $  4,112,057      1.4%       27.84%      0.28%
  Oncore & Firstar Oncore Lite.....      128,380    $ 13.924440   $  1,787,620      1.4%       27.84%      0.28%
                                     ------------                 ------------
                                         786,900                  $ 10,974,666
                                     ------------                 ------------
2002
  Top Tradition....................       18,428    $ 10.929952   $    201,413      1.1%       -0.28%      0.03%
  Top Plus.........................        2,940    $ 10.955173   $     32,213      0.9%       -0.08%      0.01%
  Top Explorer.....................       11,555    $ 10.904797   $    126,009      1.3%       -0.48%      0.04%
  Oncore Flex......................       15,626    $ 10.879760   $    170,009      1.5%       -0.67%      0.04%
  Oncore & Firstar Oncore Value....       29,825    $ 10.955173   $    326,735      0.9%       -0.08%      0.03%
  Oncore & Firstar Oncore
     Premier.......................      100,375    $ 10.892268   $  1,093,306      1.4%       -0.57%      0.05%
  Oncore & Firstar Oncore Xtra.....      126,635    $ 10.892268   $  1,379,345      1.4%       -0.57%      0.05%
  Oncore & Firstar Oncore Lite.....       27,090    $ 10.892268   $    295,071      1.4%       -0.57%      0.05%
                                     ------------                 ------------
                                         332,474                  $  3,624,101
                                     ------------                 ------------
2001
  Top Tradition....................        2,675    $ 10.960581   $     29,315      1.1%        9.61%      0.00%       11/1/01
  Top Explorer.....................        2,777    $ 10.957023   $     30,422      1.3%        9.57%      0.00%       11/1/01
  Oncore & Firstar Oncore Value....          480    $ 10.964136   $      5,268      0.9%        9.64%      0.00%       11/1/01
  Oncore & Firstar Oncore
     Premier.......................        9,060    $ 10.955254   $     99,258      1.4%        9.55%      0.00%       11/1/01
  Oncore & Firstar Oncore Xtra.....        4,270    $ 10.955254   $     46,780      1.4%        9.55%      0.00%       11/1/01
                                     ------------                 ------------
                                          19,262                  $    211,043
                                     ------------                 ------------
ALLIANCE VARIABLE SERIES PRODUCT
  FUND, INC.:
GLOBAL BOND SUBACCOUNT (NOTE 5)
2004
  Oncore Flex......................          329    $ 12.771964   $      4,207      1.5%        7.71%      4.78%
  Oncore Value.....................        8,961    $ 13.195901   $    118,245      0.9%        8.36%      5.52%
  Oncore & Firstar Oncore
     Premier.......................        9,172    $ 12.841488   $    117,787      1.4%        7.82%      5.68%
  Oncore Xtra......................       12,022    $ 12.841488   $    154,379      1.4%        7.82%      5.68%
                                     ------------                 ------------
                                          30,484                  $    394,618
                                     ------------                 ------------
2003
  Oncore Flex......................          484    $ 11.857282   $      5,734      1.5%       11.41%      5.58%
  Oncore Value.....................        9,103    $ 12.178251   $    110,857      0.9%       12.07%      5.84%
  Oncore & Firstar Oncore
     Premier.......................       11,291    $ 11.910051   $    134,483      1.4%       11.52%      6.07%
  Oncore Xtra......................       13,998    $ 11.910051   $    166,714      1.4%       11.52%      6.07%
                                     ------------                 ------------
                                          34,876                  $    417,788
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
ALLIANCE VARIABLE SERIES PRODUCT FUND, INC.: (CONTINUED)
GLOBAL BOND SUBACCOUNT (NOTE 5) (CONTINUED)
2002
  Oncore Flex......................          688    $ 10.643034   $      7,327      1.5%       14.87%      0.95%
  Oncore Value.....................        9,238    $ 10.866508   $    100,380      0.9%       15.55%      0.99%
  Oncore & Firstar Oncore
     Premier.......................       18,234    $ 10.679870   $    194,738      1.4%       14.98%      0.91%
  Oncore & Firstar Oncore Xtra.....       17,308    $ 10.679870   $    184,845      1.4%       14.98%      0.91%
                                     ------------                 ------------
                                          45,468                  $    487,290
                                     ------------                 ------------
2001
  Oncore & Firstar Oncore Flex.....        1,043    $  9.265430   $      9,660      1.5%       -2.51%      0.00%      10/26/01
  Oncore Value.....................       10,060    $  9.404076   $     94,604      0.9%       -2.41%      0.00%      10/26/01
  Oncore & Firstar Oncore
     Premier.......................       27,939    $  9.288341   $    259,512      1.4%       -2.50%      0.00%      10/26/01
  Oncore & Firstar Oncore Xtra.....       19,926    $  9.288341   $    185,075      1.4%       -2.50%      0.00%      10/26/01
                                     ------------                 ------------
                                          58,968                  $    548,851
                                     ------------                 ------------
GROWTH & INCOME SUBACCOUNT (NOTE 5)
2004
  Oncore & Firstar Oncore Flex.....        7,338    $ 10.607514   $     77,837      1.5%        9.57%      0.72%
  Oncore & Firstar Oncore Value....        6,254    $ 10.959703   $     68,545      0.9%       10.23%      0.85%
  Oncore & Firstar Oncore
     Premier.......................       92,775    $ 10.665247   $    989,464      1.4%        9.68%      0.74%
  Oncore & Firstar Oncore Xtra.....       48,168    $ 10.665247   $    513,725      1.4%        9.68%      0.74%
  Oncore Lite......................        4,881    $ 10.665247   $     52,054      1.4%        9.68%      0.74%
                                     ------------                 ------------
                                         159,416                  $  1,701,625
                                     ------------                 ------------
2003
  Oncore & Firstar Oncore Flex.....        8,265    $  9.680716   $     80,015      1.5%       30.23%      0.80%
  Oncore & Firstar Oncore Value....        9,831    $  9.942851   $     97,749      0.9%       31.01%      0.91%
  Oncore & Firstar Oncore
     Premier.......................      102,467    $  9.723783   $    996,355      1.4%       30.36%      0.82%
  Oncore & Firstar Oncore Xtra.....       44,288    $  9.723783   $    430,650      1.4%       30.36%      0.82%
  Oncore Lite......................        4,712    $  9.723783   $     45,818      1.4%       30.36%      0.82%
                                     ------------                 ------------
                                         169,563                  $  1,650,587
                                     ------------                 ------------
2002
  Oncore & Firstar Oncore Flex.....       11,739    $  7.433432   $     87,264      1.5%      -23.42%      0.54%
  Oncore & Firstar Oncore Value....       10,093    $  7.589638   $     76,599      0.9%      -22.96%      0.57%
  Oncore & Firstar Oncore
     Premier.......................      121,016    $  7.459150   $    902,673      1.4%      -23.34%      0.57%
  Oncore & Firstar Oncore Xtra.....       76,208    $  7.459150   $    568,450      1.4%      -23.34%      0.57%
  Oncore Lite......................        4,761    $  7.459150   $     35,510      1.4%      -23.34%      0.57%
                                     ------------                 ------------
                                         223,817                  $  1,670,496
                                     ------------                 ------------
2001
  Oncore & Firstar Oncore Flex.....       12,805    $  9.706239   $    124,285      1.5%        2.14%      0.00%      10/26/01
  Oncore & Firstar Oncore Value....       12,170    $  9.851512   $    119,893      0.9%        2.25%      0.00%      10/26/01
  Oncore & Firstar Oncore
     Premier.......................      144,854    $  9.730225   $  1,409,461      1.4%        2.16%      0.00%      10/26/01
  Oncore & Firstar Oncore Xtra.....      116,164    $  9.730225   $  1,130,300      1.4%        2.16%      0.00%      10/26/01
  Oncore Lite......................        1,180    $  9.730225   $     11,485      1.4%        2.16%      0.00%      10/26/01
                                     ------------                 ------------
                                         287,173                  $  2,795,424
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
ALLIANCE VARIABLE SERIES PRODUCT FUND, INC.: (CONTINUED)
SMALL CAP GROWTH SUBACCOUNT (NOTE
  5)
2004
  Oncore & Firstar Oncore Value....        1,668    $ 13.120908   $     21,888      0.9%       13.36%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       16,273    $ 12.768290   $    207,768      1.4%       12.80%      0.00%
  Oncore Xtra......................        1,735    $ 12.768290   $     22,156      1.4%       12.80%      0.00%
                                     ------------                 ------------
                                          19,676                  $    251,812
                                     ------------                 ------------
2003
  Oncore & Firstar Oncore Value....        1,766    $ 11.574351   $     20,439      0.9%       47.35%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       20,043    $ 11.319260   $    226,879      1.4%       46.62%      0.00%
  Oncore Xtra......................        2,116    $ 11.319260   $     23,951      1.4%       46.62%      0.00%
                                     ------------                 ------------
                                          23,925                  $    271,269
                                     ------------                 ------------
2002
  Oncore & Firstar Oncore Value....        1,733    $  7.855064   $     13,614      0.9%      -32.67%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       22,103    $  7.719950   $    170,633      1.4%      -33.00%      0.00%
  Oncore Xtra......................        2,407    $  7.719950   $     18,583      1.4%      -33.00%      0.00%
                                     ------------                 ------------
                                          26,243                  $    202,830
                                     ------------                 ------------
2001
  Oncore & Firstar Oncore Value....        1,865    $ 11.666823   $     21,761      0.9%       11.33%      0.00%      10/26/01
  Oncore & Firstar Oncore
     Premier.......................       27,336    $ 11.523134   $    314,998      1.4%       11.23%      0.00%      10/26/01
  Oncore & Firstar Oncore Xtra.....        6,046    $ 11.523134   $     69,663      1.4%       11.23%      0.00%      10/26/01
                                     ------------                 ------------
                                          35,247                  $    406,422
                                     ------------                 ------------
MFS VARIABLE INSURANCE TRUST --
  SERVICE CLASS:
NEW DISCOVERY SUBACCOUNT
2004
  Top Tradition....................        4,849    $ 10.805330   $     52,395      1.1%        5.05%      0.00%
  Top Plus.........................          571    $ 10.873273   $      6,203      0.9%        5.26%      0.00%
  Investar Vision & Top Spectrum...        6,065    $ 13.469273   $     81,696      1.4%        4.74%      0.00%
  Top Explorer.....................       10,550    $ 10.737853   $    113,280      1.3%        4.84%      0.00%
  Oncore & Firstar Oncore Flex.....        1,454    $ 10.670943   $     15,519      1.5%        4.64%      0.00%
  Oncore & Firstar Oncore Value....       19,767    $ 10.873273   $    214,928      0.9%        5.26%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       83,654    $ 10.704295   $    895,461      1.4%        4.74%      0.00%
  Oncore & Firstar Oncore Xtra.....       54,972    $ 10.704295   $    588,439      1.4%        4.74%      0.00%
  Oncore & Firstar Oncore Lite.....       41,765    $ 10.704295   $    447,063      1.4%        4.74%      0.00%
                                     ------------                 ------------
                                         223,647                  $  2,414,984
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS: (CONTINUED)
NEW DISCOVERY SUBACCOUNT (CONTINUED)
2003
  Top Tradition....................        7,421    $ 10.285838   $     76,332      1.1%       31.98%      0.00%
  Top Plus.........................          571    $ 10.329989   $      5,893      0.9%       32.24%      0.00%
  Investar Vision & Top Spectrum...          832    $ 12.859907   $     10,698      1.4%       31.59%      0.00%
  Top Explorer.....................        9,663    $ 10.241899   $     98,964      1.3%       31.72%      0.00%
  Oncore & Firstar Oncore Flex.....        1,455    $ 10.198239   $     14,834      1.5%       31.46%      0.00%
  Oncore & Firstar Oncore Value....       24,472    $ 10.329989   $    252,796      0.9%       32.24%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      110,180    $ 10.220014   $  1,126,064      1.4%       31.59%      0.00%
  Oncore & Firstar Oncore Xtra.....       43,538    $ 10.220014   $    444,956      1.4%       31.59%      0.00%
  Oncore & Firstar Oncore Lite.....       33,090    $ 10.220014   $    338,178      1.4%       31.59%      0.00%
                                     ------------                 ------------
                                         231,222                  $  2,368,715
                                     ------------                 ------------
2002
  Top Tradition....................        5,703    $  7.793469   $     44,446      1.1%      -32.54%      0.00%
  Top Plus.........................          459    $  7.811473   $      3,583      0.9%      -32.41%      0.00%
  Top Explorer.....................        6,130    $  7.775513   $     47,667      1.3%      -32.68%      0.00%
  Oncore & Firstar Oncore Flex.....        1,455    $  7.757636   $     11,286      1.5%      -32.81%      0.00%
  Oncore & Firstar Oncore Value....       21,801    $  7.811473   $    170,301      0.9%      -32.41%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       75,537    $  7.766559   $    586,659      1.4%      -32.74%      0.00%
  Oncore & Firstar Oncore Xtra.....       17,239    $  7.766559   $    133,889      1.4%      -32.74%      0.00%
  Oncore & Firstar Oncore Lite.....       27,475    $  7.766559   $    213,384      1.4%      -32.74%      0.00%
                                     ------------                 ------------
                                         155,799                  $  1,211,215
                                     ------------                 ------------
2001
  Top Tradition....................        3,624    $ 11.553432   $     41,864      1.1%       15.53%      0.00%       11/1/01
  Top Explorer.....................          215    $ 11.549693   $      2,483      1.3%       15.50%      0.00%       11/1/01
  Oncore Flex......................           99    $ 11.545965   $      1,141      1.5%       15.46%      0.00%       11/1/01
  Oncore Value.....................       13,022    $ 11.557175   $    150,500      0.9%       15.57%      0.00%       11/1/01
  Oncore & Firstar Oncore
     Premier.......................       13,879    $ 11.547828   $    160,270      1.4%       15.48%      0.00%       11/1/01
  Oncore Xtra......................        1,610    $ 11.547828   $     18,592      1.4%       15.48%      0.00%       11/1/01
  Firstar Oncore Lite..............          552    $ 11.547828   $      6,378      1.4%       15.48%      0.00%       11/1/01
                                     ------------                 ------------
                                          33,001                  $    381,228
                                     ------------                 ------------
INVESTORS GROWTH SUBACCOUNT
2004
  Top Tradition....................        4,968    $ 10.013159   $     49,749      1.1%        7.80%      0.00%
  Top Plus.........................        6,338    $ 10.076135   $     63,860      0.9%        8.01%      0.00%
  Top Explorer.....................        1,451    $  9.950631   $     14,434      1.3%        7.58%      0.00%
  Oncore Flex......................        1,485    $  9.888605   $     14,686      1.5%        7.37%      0.00%
  Oncore & Firstar Oncore Value....       38,931    $ 10.076135   $    392,269      0.9%        8.01%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      160,946    $  9.919542   $  1,596,520      1.4%        7.48%      0.00%
  Oncore & Firstar Oncore Xtra.....      147,730    $  9.919542   $  1,465,413      1.4%        7.48%      0.00%
  Oncore & Firstar Oncore Lite.....       47,262    $  9.919542   $    468,813      1.4%        7.48%      0.00%
                                     ------------                 ------------
                                         409,111                  $  4,065,744
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS: (CONTINUED)
INVESTORS GROWTH SUBACCOUNT (CONTINUED)
2003
  Top Tradition....................        4,377    $  9.288989   $     40,661      1.1%       21.27%      0.00%
  Top Plus.........................        3,715    $  9.328880   $     34,654      0.9%       21.51%      0.00%
  Top Explorer.....................        1,954    $  9.249306   $     18,072      1.3%       21.03%      0.00%
  Oncore Flex......................          387    $  9.209858   $      3,569      1.5%       20.79%      0.00%
  Oncore Value.....................       38,894    $  9.328880   $    362,839      0.9%       21.51%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       97,785    $  9.229545   $    902,504      1.4%       20.91%      0.00%
  Oncore & Firstar Oncore Xtra.....       92,928    $  9.229545   $    857,685      1.4%       20.91%      0.00%
  Oncore & Firstar Oncore Lite.....       31,333    $  9.229545   $    289,192      1.4%       20.91%      0.00%
                                     ------------                 ------------
                                         271,373                  $  2,509,176
                                     ------------                 ------------
2002
  Top Tradition....................        3,427    $  7.659680   $     26,248      1.1%      -28.50%      0.00%
  Top Plus.........................        3,906    $  7.677381   $     29,990      0.9%      -28.36%      0.00%
  Top Explorer.....................        1,309    $  7.642033   $     10,006      1.3%      -28.64%      0.00%
  Oncore Flex......................          195    $  7.624457   $      1,485      1.5%      -28.79%      0.00%
  Oncore Value.....................       12,078    $  7.677381   $     92,731      0.9%      -28.36%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       52,655    $  7.633237   $    401,929      1.4%      -28.72%      0.00%
  Oncore & Firstar Oncore Xtra.....       23,728    $  7.633237   $    181,120      1.4%      -28.72%      0.00%
  Oncore & Firstar Oncore Lite.....        9,047    $  7.633237   $     69,057      1.4%      -28.72%      0.00%
                                     ------------                 ------------
                                         106,345                  $    812,566
                                     ------------                 ------------
2001
  Top Tradition....................        2,511    $ 10.713272   $     26,901      1.1%        7.13%      0.00%       11/1/01
  Top Plus.........................          910    $ 10.716750   $      9,754      0.9%        7.17%      0.00%       11/1/01
  Top Explorer.....................          227    $ 10.709798   $      2,428      1.3%        7.10%      0.00%       11/1/01
  Oncore Value.....................        3,466    $ 10.716750   $     37,140      0.9%        7.17%      0.00%       11/1/01
  Oncore & Firstar Oncore
     Premier.......................        8,434    $ 10.708061   $     90,308      1.4%        7.08%      0.00%       11/1/01
  Oncore Xtra......................        2,756    $ 10.708061   $     29,515      1.4%        7.08%      0.00%       11/1/01
  Oncore Lite......................          352    $ 10.708061   $      3,775      1.4%        7.08%      0.00%       11/1/01
                                     ------------                 ------------
                                          18,656                  $    199,821
                                     ------------                 ------------
MID CAP GROWTH SUBACCOUNT
2004
  Top Tradition....................        9,905    $  9.496516   $     94,067      1.1%       13.13%      0.00%
  Top Plus.........................        6,140    $  9.556262   $     58,680      0.9%       13.36%      0.00%
  Investar Vision & Top Spectrum...        1,757    $ 15.108281   $     26,538      1.4%       12.80%      0.00%
  Top Explorer.....................       15,501    $  9.437194   $    146,290      1.3%       12.91%      0.00%
  Oncore & Firstar Oncore Flex.....        7,456    $  9.378381   $     69,921      1.5%       12.68%      0.00%
  Oncore & Firstar Oncore Value....       42,864    $  9.556262   $    409,622      0.9%       13.36%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      237,675    $  9.407690   $  2,235,958      1.4%       12.80%      0.00%
  Oncore & Firstar Oncore Xtra.....      119,645    $  9.407690   $  1,125,586      1.4%       12.80%      0.00%
  Oncore & Firstar Oncore Lite.....       54,171    $  9.407690   $    509,628      1.4%       12.80%      0.00%
                                     ------------                 ------------
                                         495,114                  $  4,676,290
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS: (CONTINUED)
MID CAP GROWTH SUBACCOUNT (CONTINUED)
2003
  Top Tradition....................        8,022    $  8.394263   $     67,335      1.1%       35.12%      0.00%
  Top Plus.........................       14,883    $  8.430327   $    125,468      0.9%       35.39%      0.00%
  Top Explorer.....................        6,691    $  8.358381   $     55,927      1.3%       34.86%      0.00%
  Oncore & Firstar Oncore Flex.....        7,240    $  8.322741   $     60,260      1.5%       34.59%      0.00%
  Oncore & Firstar Oncore Value....       31,657    $  8.430327   $    266,876      0.9%       35.39%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      163,533    $  8.340512   $  1,363,954      1.4%       34.72%      0.00%
  Oncore & Firstar Oncore Xtra.....       69,757    $  8.340512   $    581,805      1.4%       34.72%      0.00%
  Oncore & Firstar Oncore Lite.....       32,903    $  8.340512   $    274,426      1.4%       34.72%      0.00%
                                     ------------                 ------------
                                         334,686                  $  2,796,051
                                     ------------                 ------------
2002
  Top Tradition....................        1,979    $  6.212309   $     12,296      1.1%      -44.05%      0.00%
  Top Plus.........................          660    $  6.226681   $      4,109      0.9%      -43.94%      0.00%
  Top Explorer.....................          110    $  6.197979   $        681      1.3%      -44.16%      0.00%
  Oncore & Firstar Oncore Flex.....        4,185    $  6.183729   $     25,882      1.5%      -44.27%      0.00%
  Oncore & Firstar Oncore Value....       12,149    $  6.226681   $     75,649      0.9%      -43.94%      0.00%
  Oncore & Firstar Oncore
     Premier.......................       57,352    $  6.190843   $    355,056      1.4%      -44.22%      0.00%
  Oncore & Firstar Oncore Xtra.....       27,359    $  6.190843   $    169,373      1.4%      -44.22%      0.00%
  Oncore & Firstar Oncore Lite.....       17,411    $  6.190843   $    107,790      1.4%      -44.22%      0.00%
                                     ------------                 ------------
                                         121,205                  $    750,836
                                     ------------                 ------------
2001
  Top Tradition....................          425    $ 11.103671   $      4,718      1.1%       11.04%      0.00%       11/1/01
  Top Plus.........................           48    $ 11.107272   $        531      0.9%       11.07%      0.00%       11/1/01
  Top Explorer.....................          955    $ 11.100071   $     10,597      1.3%       11.00%      0.00%       11/1/01
  Oncore Flex......................          102    $ 11.096484   $      1,130      1.5%       10.96%      0.00%       11/1/01
  Oncore Value.....................          320    $ 11.107272   $      3,558      0.9%       11.07%      0.00%       11/1/01
  Oncore & Firstar Oncore
     Premier.......................       15,246    $ 11.098274   $    169,198      1.4%       10.98%      0.00%       11/1/01
  Oncore Xtra......................        4,291    $ 11.098274   $     47,627      1.4%       10.98%      0.00%       11/1/01
  Oncore Lite......................          765    $ 11.098274   $      8,493      1.4%       10.98%      0.00%       11/1/01
                                     ------------                 ------------
                                          22,152                  $    245,852
                                     ------------                 ------------
TOTAL RETURN SUBACCOUNT
2004
  Top Tradition....................      117,586    $ 12.101817   $  1,423,003      1.1%        9.82%      1.48%
  Top Plus.........................      114,704    $ 12.177912   $  1,396,858      0.9%       10.03%      1.52%
  Investar Vision & Top Spectrum...       28,501    $ 12.752922   $    363,471      1.4%        9.49%      1.04%
  Top Explorer.....................       95,731    $ 12.026280   $  1,151,292      1.3%        9.60%      1.45%
  Oncore & Firstar Oncore Flex.....       64,564    $ 11.951339   $    771,621      1.5%        9.38%      1.52%
  Oncore & Firstar Oncore Value....      463,212    $ 12.177912   $  5,640,952      0.9%       10.03%      1.43%
  Oncore & Firstar Oncore
     Premier.......................    2,269,205    $ 11.988710   $ 27,204,845      1.4%        9.49%      1.48%
  Oncore & Firstar Oncore Xtra.....    1,424,045    $ 11.988710   $ 17,072,462      1.4%        9.49%      1.48%
  Oncore & Firstar Oncore Lite.....      699,452    $ 11.988710   $  8,385,524      1.4%        9.49%      1.48%
                                     ------------                 ------------
                                       5,277,000                  $ 63,410,028
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS: (CONTINUED)
TOTAL RETURN SUBACCOUNT (CONTINUED)
2003
  Top Tradition....................      104,144    $ 11.020053   $  1,147,670      1.1%       14.74%      1.54%
  Top Plus.........................       97,808    $ 11.067354   $  1,082,480      0.9%       14.97%      1.76%
  Investar Vision & Top Spectrum...        8,712    $ 11.647527   $    101,470      1.4%       14.40%      1.49%
  Top Explorer.....................       80,644    $ 10.972988   $    884,901      1.3%       14.52%      1.60%
  Oncore & Firstar Oncore Flex.....       72,156    $ 10.926217   $    788,388      1.5%       14.29%      1.24%
  Oncore & Firstar Oncore Value....      321,878    $ 11.067354   $  3,562,335      0.9%       14.97%      1.45%
  Oncore & Firstar Oncore
     Premier.......................    1,838,602    $ 10.949550   $ 20,131,879      1.4%       14.40%      1.40%
  Oncore & Firstar Oncore Xtra.....    1,010,353    $ 10.949550   $ 11,062,910      1.4%       14.40%      1.40%
  Oncore & Firstar Oncore Lite.....      351,659    $ 10.949550   $  3,850,511      1.4%       14.40%      1.40%
                                     ------------                 ------------
                                       3,885,956                  $ 42,612,544
                                     ------------                 ------------
2002
  Top Tradition....................       77,880    $  9.604094   $    747,972      1.1%       -6.38%      1.41%
  Top Plus.........................       71,435    $  9.626258   $    687,653      0.9%       -6.20%      0.94%
  Investar Vision & Top Spectrum...        4,080    $ 10.181083   $     41,535      1.4%        1.81%      0.00%
  Top Explorer.....................       37,201    $  9.581997   $    356,461      1.3%       -6.57%      1.37%
  Oncore & Firstar Oncore Flex.....       44,426    $  9.559994   $    424,713      1.5%       -6.75%      0.70%
  Oncore & Firstar Oncore Value....      174,723    $  9.626258   $  1,681,931      0.9%       -6.20%      0.95%
  Oncore & Firstar Oncore
     Premier.......................      848,217    $  9.570975   $  8,118,255      1.4%       -6.66%      0.97%
  Oncore & Firstar Oncore Xtra.....      466,512    $  9.570975   $  4,464,978      1.4%       -6.66%      0.97%
  Oncore & Firstar Oncore Lite.....      163,094    $  9.570975   $  1,560,965      1.4%       -6.66%      0.97%
                                     ------------                 ------------
                                       1,887,568                  $ 18,084,463
                                     ------------                 ------------
2001
  Top Tradition....................        4,371    $ 10.258711   $     44,844      1.1%        2.59%      0.00%       11/1/01
  Top Plus.........................          537    $ 10.262047   $      5,509      0.9%        2.62%      0.00%       11/1/01
  Top Explorer.....................        1,296    $ 10.255375   $     13,287      1.3%        2.55%      0.00%       11/1/01
  Oncore & Firstar Oncore Flex.....        1,121    $ 10.252051   $     11,497      1.5%        2.52%      0.00%       11/1/01
  Oncore & Firstar Oncore Value....        3,722    $ 10.262047   $     38,198      0.9%        2.62%      0.00%       11/1/01
  Oncore & Firstar Oncore
     Premier.......................       51,822    $ 10.253712   $    531,356      1.4%        2.54%      0.00%       11/1/01
  Oncore & Firstar Oncore Xtra.....       15,070    $ 10.253712   $    154,522      1.4%        2.54%      0.00%       11/1/01
  Oncore & Firstar Oncore Lite.....        1,520    $ 10.253712   $     15,590      1.4%        2.54%      0.00%       11/1/01
                                     ------------                 ------------
                                          79,459                  $    814,803
                                     ------------                 ------------
FIRST AMERICAN INSURANCE
  PORTFOLIOS, INC. (CLASS IB):
CORPORATE BOND SUBACCOUNT (NOTE 5)
2003
  Investar Vision & Top Spectrum...       53,559    $ 12.851835   $    688,329      1.4%        6.54%      3.67%
  Firstar Oncore Flex..............        1,462    $ 12.171651   $     17,792      1.5%        6.44%      3.70%
  Firstar Oncore Value.............        1,451    $ 12.531629   $     18,186      0.9%        7.07%      3.98%
  Firstar Oncore Premier...........       59,269    $ 12.230767   $    724,910      1.4%        6.54%      4.25%
  Firstar Oncore Xtra..............       63,146    $ 12.230767   $    772,326      1.4%        6.54%      4.25%
  Firstar Oncore Lite..............       50,022    $ 12.230767   $    611,805      1.4%        6.54%      4.25%
                                     ------------                 ------------
                                         228,909                  $  2,833,348
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
FIRST AMERICAN INSURANCE PORTFOLIOS, INC. (CLASS IB): (CONTINUED)
CORPORATE BOND SUBACCOUNT
    (NOTE 5) (CONTINUED)
2002
  Investar Vision & Top Spectrum...       67,190    $ 12.062575   $    810,494      1.4%        4.60%      4.41%
  Firstar Oncore Flex..............        2,784    $ 11.435421   $     31,832      1.5%        4.50%      1.68%
  Firstar Oncore Value.............        1,763    $ 11.704016   $     20,635      0.9%        5.12%      4.67%
  Firstar Oncore Premier...........       58,239    $ 11.479639   $    668,555      1.4%        4.60%      4.43%
  Firstar Oncore Xtra..............       55,735    $ 11.479639   $    639,817      1.4%        4.60%      4.43%
  Firstar Oncore Lite..............       48,688    $ 11.479639   $    558,923      1.4%        4.60%      4.43%
                                     ------------                 ------------
                                         234,399                  $  2,730,256
                                     ------------                 ------------
2001
  Investar Vision & Top Spectrum...       73,787    $ 11.531621   $    850,884      1.4%        6.76%      5.28%
  Firstar Oncore Flex..............       11,350    $ 10.942862   $    124,200      1.5%        6.65%      4.42%
  Firstar Oncore Value.............        1,020    $ 11.133667   $     11,361      0.9%        7.29%      5.32%
  Firstar Oncore Premier...........      113,823    $ 10.974344   $  1,249,144      1.4%        6.76%      5.10%
  Firstar Oncore Xtra..............       28,202    $ 10.974344   $    309,496      1.4%        6.76%      5.10%
  Firstar Oncore Lite..............       12,147    $ 10.974344   $    133,301      1.4%        3.48%      5.10%       4/17/01
                                     ------------                 ------------
                                         240,329                  $  2,678,386
                                     ------------                 ------------
2000
  Investar Vision & Top Spectrum...       83,759    $ 10.801406   $    904,719      1.4%       10.36%      7.01%
  Firstar Oncore Flex..............        2,938    $ 10.260090   $     30,145      1.5%       10.25%      7.51%
  Firstar Oncore Value.............          581    $ 10.376940   $      6,033      0.9%       10.90%      6.29%
  Firstar Oncore Premier...........       29,656    $ 10.279419   $    304,834      1.4%       10.36%      7.47%
  Firstar Oncore Xtra..............          581    $ 10.279419   $      5,977      1.4%       10.36%      7.47%
                                     ------------                 ------------
                                         117,515                  $  1,251,708
                                     ------------                 ------------
EQUITY INCOME SUBACCOUNT (NOTE 5)
2003
  Investar Vision & Top Spectrum...      309,372    $ 13.986596   $  4,327,059      1.4%       24.92%      1.67%
  Firstar Oncore Flex..............       11,011    $  9.267727   $    102,048      1.5%       24.80%      1.75%
  Firstar Oncore Value.............       48,399    $  9.541858   $    461,815      0.9%       25.54%      1.70%
  Firstar Oncore Premier...........      408,713    $  9.312748   $  3,806,249      1.4%       24.92%      1.89%
  Firstar Oncore Xtra..............      197,781    $  9.312748   $  1,841,880      1.4%       24.92%      1.89%
  Firstar Oncore Lite..............       72,131    $  9.312748   $    671,740      1.4%       24.92%      1.89%
                                     ------------                 ------------
                                       1,047,407                  $ 11,210,791
                                     ------------                 ------------
2002
  Investar Vision & Top Spectrum...      365,994    $ 11.196201   $  4,097,744      1.4%      -18.48%      1.64%
  Firstar Oncore Flex..............       13,676    $  7.426072   $    101,557      1.5%      -18.56%      1.47%
  Firstar Oncore Value.............       57,292    $  7.600579   $    435,452      0.9%      -18.07%      1.95%
  Firstar Oncore Premier...........      400,681    $  7.454809   $  2,987,002      1.4%      -18.48%      2.01%
  Firstar Oncore Xtra..............      199,422    $  7.454809   $  1,486,652      1.4%      -18.48%      2.01%
  Firstar Oncore Lite..............       41,568    $  7.454809   $    309,885      1.4%      -18.48%      2.01%
                                     ------------                 ------------
                                       1,078,633                  $  9,418,292
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
FIRST AMERICAN INSURANCE PORTFOLIOS, INC. (CLASS IB): (CONTINUED)
EQUITY INCOME SUBACCOUNT (NOTE 5) (CONTINUED)
2001
  Investar Vision & Top Spectrum...      483,385    $ 13.734218   $  6,638,921      1.4%        2.17%      0.00%      12/14/01
  Firstar Oncore Flex..............       19,999    $  9.118447   $    182,356      1.5%        2.16%      0.00%      12/14/01
  Firstar Oncore Value.............       56,040    $  9.277449   $    519,912      0.9%        2.19%      0.00%      12/14/01
  Firstar Oncore Premier...........      402,235    $  9.144698   $  3,678,316      1.4%        2.17%      0.00%      12/14/01
  Firstar Oncore Xtra..............      182,743    $  9.144698   $  1,671,126      1.4%        2.17%      0.00%      12/14/01
  Firstar Oncore Lite..............        7,847    $  9.144698   $     71,759      1.4%        2.17%      0.00%      12/14/01
                                     ------------                 ------------
                                       1,152,249                  $ 12,762,390
                                     ------------                 ------------
PIMCO VARIABLE INSURANCE TRUST --
  ADMINISTRATIVE SHARES:
REAL RETURN SUBACCOUNT
2004
  Top Tradition....................       57,850    $ 12.381890   $    716,297      1.1%        7.73%      0.95%
  Top Plus.........................       41,648    $ 12.441318   $    518,155      0.9%        7.94%      0.95%
  Investar Vision & Top Spectrum...        6,996    $ 12.293387   $     85,999      1.4%        7.41%      0.95%
  Top Explorer.....................       65,261    $ 12.322822   $    804,197      1.3%        7.52%      1.01%
  Oncore & Firstar Oncore Flex.....       50,207    $ 12.264135   $    615,750      1.5%        7.30%      0.97%
  Oncore & Firstar Oncore Value....      561,294    $ 12.441318   $  6,983,237      0.9%        7.94%      1.16%
  Oncore & Firstar Oncore
     Premier.......................    1,548,335    $ 12.293387   $ 19,034,280      1.4%        7.41%      1.06%
  Oncore & Firstar Oncore Xtra.....    1,657,418    $ 12.293387   $ 20,375,283      1.4%        7.41%      1.06%
  Oncore & Firstar Oncore Lite.....    1,317,123    $ 12.293387   $ 16,191,902      1.4%        7.41%      1.06%
                                     ------------                 ------------
                                       5,306,132                  $ 65,325,100
                                     ------------                 ------------
2003
  Top Tradition....................       60,928    $ 11.493370   $    700,273      1.1%        7.67%      2.71%
  Top Plus.........................       40,178    $ 11.525641   $    463,080      0.9%        7.88%      2.23%
  Investar Vision & Top Spectrum...        5,612    $ 11.445189   $     64,228      1.4%        7.35%      2.41%
  Top Explorer.....................       47,963    $ 11.461227   $    549,719      1.3%        7.46%      2.61%
  Oncore & Firstar Oncore Flex.....       48,829    $ 11.429238   $    558,075      1.5%        7.25%      2.41%
  Oncore & Firstar Oncore Value....      174,108    $ 11.525641   $  2,006,709      0.9%        7.88%      2.16%
  Oncore & Firstar Oncore
     Premier.......................      993,812    $ 11.445189   $ 11,374,353      1.4%        7.35%      2.34%
  Oncore & Firstar Oncore Xtra.....      762,023    $ 11.445189   $  8,721,501      1.4%        7.35%      2.34%
  Oncore & Firstar Oncore Lite.....      463,243    $ 11.445189   $  5,301,900      1.4%        7.35%      2.34%
                                     ------------                 ------------
                                       2,596,696                  $ 29,739,838
                                     ------------                 ------------
2002
  Top Tradition....................       33,034    $ 10.674607   $    352,623      1.1%        6.75%      1.44%        8/1/02
  Top Plus.........................        6,412    $ 10.683401   $     68,505      0.9%        6.83%      1.12%        8/1/02
  Investar Vision..................        1,781    $ 10.661440   $     18,990      1.4%        6.61%      0.93%        8/1/02
  Top Explorer.....................       23,722    $ 10.665826   $    253,014      1.3%        6.66%      1.37%        8/1/02
  Oncore & Firstar Oncore Flex.....        9,001    $ 10.657072   $     95,929      1.5%        6.57%      1.18%        8/1/02
  Oncore & Firstar Oncore Value....       30,817    $ 10.683401   $    329,229      0.9%        6.83%      1.36%        8/1/02
  Oncore & Firstar Oncore
     Premier.......................      543,705    $ 10.661440   $  5,796,675      1.4%        6.61%      1.41%        8/1/02
  Oncore & Firstar Oncore Xtra.....      338,497    $ 10.661440   $  3,608,861      1.4%        6.61%      1.41%        8/1/02
  Oncore & Firstar Oncore Lite.....       78,966    $ 10.661440   $    841,896      1.4%        6.61%      1.41%        8/1/02
                                     ------------                 ------------
                                       1,065,935                  $ 11,365,722
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE SHARES: (CONTINUED)
TOTAL RETURN SUBACCOUNT
2004
  Top Tradition....................       38,222    $ 11.244848   $    429,797      1.1%        3.75%      1.88%
  Top Plus.........................       38,494    $ 11.298824   $    434,937      0.9%        3.95%      1.89%
  Investar Vision & Top Spectrum...        2,058    $ 11.164475   $     22,976      1.4%        3.44%      1.83%
  Top Explorer.....................       49,501    $ 11.191194   $    553,977      1.3%        3.54%      1.85%
  Oncore & Firstar Oncore Flex.....       20,424    $ 11.137894   $    227,484      1.5%        3.34%      1.89%
  Oncore & Firstar Oncore Value....      275,893    $ 11.298824   $  3,117,269      0.9%        3.95%      1.88%
  Oncore & Firstar Oncore
     Premier.......................    1,174,175    $ 11.164475   $ 13,109,046      1.4%        3.44%      1.90%
  Oncore & Firstar Oncore Xtra.....    1,196,240    $ 11.164475   $ 13,355,390      1.4%        3.44%      1.90%
  Oncore & Firstar Oncore Lite.....      885,944    $ 11.164475   $  9,891,103      1.4%        3.44%      1.90%
                                     ------------                 ------------
                                       3,680,951                  $ 41,141,979
                                     ------------                 ------------
2003
  Top Tradition....................       30,940    $ 10.838704   $    335,348      1.1%        3.49%      2.75%
  Top Plus.........................       33,227    $ 10.869124   $    361,153      0.9%        3.90%      2.64%
  Investar Vision & Top Spectrum...        2,505    $ 10.793274   $     27,032      1.4%        4.11%      2.79%
  Top Explorer.....................       49,708    $ 10.808385   $    537,265      1.3%        3.59%      2.69%
  Oncore & Firstar Oncore Flex.....       17,528    $ 10.778221   $    188,923      1.5%        3.70%      2.81%
  Oncore & Firstar Oncore Value....      203,238    $ 10.869124   $  2,209,014      0.9%        4.11%      2.77%
  Oncore & Firstar Oncore
     Premier.......................      768,632    $ 10.793274   $  8,296,065      1.4%        3.59%      2.75%
  Oncore & Firstar Oncore Xtra.....      997,250    $ 10.793274   $ 10,763,590      1.4%        3.59%      2.75%
  Oncore & Firstar Oncore Lite.....      518,535    $ 10.793274   $  5,596,691      1.4%        3.59%      2.75%
                                     ------------                 ------------
                                       2,621,563                  $ 28,315,081
                                     ------------                 ------------
2002
  Top Tradition....................       12,084    $ 10.431677   $    126,057      1.1%        4.32%      1.41%        8/1/02
  Top Plus.........................       10,820    $ 10.440268   $    112,964      0.9%        4.40%      1.23%        8/1/02
  Investar Vision..................          247    $ 10.418807   $      2,575      1.4%        4.19%      1.05%        8/1/02
  Top Explorer.....................       28,667    $ 10.423086   $    298,795      1.3%        4.23%      1.45%        8/1/02
  Oncore Flex......................        8,040    $ 10.414532   $     83,729      1.5%        4.15%      1.19%        8/1/02
  Oncore & Firstar Oncore Value....       61,436    $ 10.440268   $    641,404      0.9%        4.40%      1.37%        8/1/02
  Oncore & Firstar Oncore
     Premier.......................      255,511    $ 10.418807   $  2,662,134      1.4%        4.19%      1.41%        8/1/02
  Oncore & Firstar Oncore Xtra.....      297,287    $ 10.418807   $  3,097,374      1.4%        4.19%      1.41%        8/1/02
  Oncore & Firstar Oncore Lite.....       83,119    $ 10.418807   $    865,996      1.4%        4.19%      1.41%        8/1/02
                                     ------------                 ------------
                                         757,211                  $  7,891,028
                                     ------------                 ------------
GLOBAL BOND SUBACCOUNT
2004
  Top Tradition....................       15,010    $ 13.239901   $    198,736      1.1%        9.40%      1.83%
  Top Plus.........................        6,872    $ 13.303437   $     91,416      0.9%        9.61%      1.84%
  Investar Vision & Top Spectrum...        1,030    $ 13.145307   $     13,535      1.4%        9.07%      1.82%
  Top Explorer.....................       13,258    $ 13.176725   $    174,700      1.3%        9.18%      1.86%
  Oncore Flex......................        3,656    $ 13.113999   $     47,946      1.5%        8.96%      1.84%
  Oncore & Firstar Oncore Value....       81,063    $ 13.303437   $  1,078,420      0.9%        9.61%      1.88%
  Oncore & Firstar Oncore
     Premier.......................      133,027    $ 13.145307   $  1,748,688      1.4%        9.07%      1.87%
  Oncore & Firstar Oncore Xtra.....      218,689    $ 13.145307   $  2,874,731      1.4%        9.07%      1.87%
  Oncore & Firstar Oncore Lite.....      123,337    $ 13.145307   $  1,621,300      1.4%        9.07%      1.87%
                                     ------------                 ------------
                                         595,942                  $  7,849,472
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE SHARES: (CONTINUED)
GLOBAL BOND SUBACCOUNT (CONTINUED)
2003
  Top Tradition....................       12,396    $ 12.102667   $    150,024      1.1%       13.19%      1.87%
  Top Plus.........................        5,227    $ 12.136628   $     63,443      0.9%       13.42%      1.94%
  Top Spectrum.....................          914    $ 12.051967   $     11,021      1.4%       12.86%      2.53%
  Top Explorer.....................        8,281    $ 12.068818   $     99,943      1.3%       12.97%      1.85%
  Oncore & Firstar Oncore Flex.....        3,159    $ 12.035152   $     38,017      1.5%       12.75%      2.16%
  Oncore & Firstar Oncore Value....       48,795    $ 12.136628   $    592,211      0.9%       13.42%      2.06%
  Oncore & Firstar Oncore
     Premier.......................       96,298    $ 12.051967   $  1,160,572      1.4%       12.86%      2.12%
  Oncore & Firstar Oncore Xtra.....      140,630    $ 12.051967   $  1,694,868      1.4%       12.86%      2.12%
  Oncore & Firstar Oncore Lite.....      103,003    $ 12.051967   $  1,241,383      1.4%       12.86%      2.12%
                                     ------------                 ------------
                                         418,703                  $  5,051,482
                                     ------------                 ------------
2002
  Top Tradition....................        8,062    $ 10.691996   $     86,203      1.1%        6.92%      0.94%        8/1/02
  Top Plus.........................        2,033    $ 10.700805   $     21,759      0.9%        7.01%      0.61%        8/1/02
  Top Explorer.....................        6,465    $ 10.683196   $     69,065      1.3%        6.83%      0.82%        8/1/02
  Oncore Flex......................          730    $ 10.674433   $      7,789      1.5%        6.74%      0.59%        8/1/02
  Oncore & Firstar Oncore Value....        5,341    $ 10.700805   $     57,154      0.9%        7.01%      0.95%        8/1/02
  Oncore Premier...................       12,893    $ 10.678814   $    137,675      1.4%        6.79%      0.94%        8/1/02
  Oncore & Firstar Oncore Xtra.....       17,584    $ 10.678814   $    187,775      1.4%        6.79%      0.94%        8/1/02
  Oncore Lite......................        3,492    $ 10.678814   $     37,292      1.4%        6.79%      0.94%        8/1/02
                                     ------------                 ------------
                                          56,600                  $    604,712
                                     ------------                 ------------
CALVERT VARIABLE SERIES, INC.:
SOCIAL EQUITY SUBACCOUNT (NOTE 5)
2004
  Top Tradition....................       18,932    $  7.093183   $    134,289      1.1%        5.99%      0.08%
  Top Plus.........................        7,858    $  7.206401   $     56,626      0.9%        6.20%      0.07%
  Top Explorer.....................       35,436    $  7.452996   $    264,105      1.3%        5.78%      0.07%
                                     ------------                 ------------
                                          62,226                  $    455,020
                                     ------------                 ------------
2003
  Top Tradition....................       19,291    $  6.692392   $    129,106      1.1%       16.96%      0.02%        5/2/03
  Top Plus.........................       10,620    $  6.785729   $     72,066      0.9%       17.11%      0.02%        5/2/03
  Top Explorer.....................       40,997    $  7.045823   $    288,856      1.3%       16.80%      0.02%        5/2/03
                                     ------------                 ------------
                                          70,908                       490,028
                                     ------------                 ------------
DREYFUS VARIABLE INVESTMENT FUND --
  SERVICE SHARES:
APPRECIATION SUBACCOUNT
2004
  Top Tradition....................        2,964    $ 12.142541   $     35,992      1.1%        3.65%      1.84%
  Top Explorer.....................        1,914    $ 12.102515   $     23,164      1.3%        3.45%      2.07%
  Oncore Flex......................          410    $ 12.062701   $      4,942      1.5%        3.24%      1.78%
  Oncore & Firstar Oncore Value....       32,155    $ 12.182745   $    391,736      0.9%        3.86%      1.54%
  Oncore & Firstar Oncore
     Premier.......................      137,799    $ 12.082562   $  1,664,964      1.4%        3.35%      1.96%
  Oncore & Firstar Oncore Xtra.....      111,546    $ 12.082562   $  1,347,762      1.4%        3.35%      1.96%
  Oncore & Firstar Oncore Lite.....      159,129    $ 12.082562   $  1,922,688      1.4%        3.35%      1.96%
                                     ------------                 ------------
                                         445,917                  $  5,391,248
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
DREYFUS VARIABLE INVESTMENT FUND --   SERVICE SHARES: (CONTINUED)
APPRECIATION SUBACCOUNT (CONTINUED)
2003
  Top Tradition....................        1,874    $ 11.714615   $     21,957      1.1%       17.15%      6.38%        5/1/03
  Top Explorer.....................          554    $ 11.699161   $      6,481      1.3%       16.99%      6.70%        5/1/03
  Oncore Flex......................           74    $ 11.683757   $        860      1.5%       16.84%      5.37%        5/1/03
  Oncore & Firstar Oncore Value....       14,079    $ 11.730095   $    165,142      0.9%       17.30%      5.85%        5/1/03
  Oncore & Firstar Oncore
     Premier.......................       38,966    $ 11.691446   $    455,579      1.4%       16.91%      5.42%        5/1/03
  Oncore & Firstar Oncore Xtra.....       57,055    $ 11.691446   $    667,056      1.4%       16.91%      5.42%        5/1/03
  Oncore & Firstar Oncore Lite.....       33,538    $ 11.691446   $    392,105      1.4%       16.91%      5.42%        5/1/03
                                     ------------                 ------------
                                         146,140                  $  1,709,180
                                     ------------                 ------------
ROYCE CAPITAL FUND:
SMALL-CAP SUBACCOUNT
2004
  Top Tradition....................       91,396    $ 17.281311   $  1,579,438      1.1%       23.59%      0.00%
  Top Plus.........................       23,735    $ 17.338503   $    411,535      0.9%       23.83%      0.00%
  Top Explorer.....................       44,551    $ 17.224399   $    767,363      1.3%       23.34%      0.00%
  Oncore & Firstar Oncore Flex.....       35,643    $ 17.167760   $    611,917      1.5%       23.10%      0.00%
  Oncore & Firstar Oncore Value....      302,187    $ 17.338503   $  5,239,468      0.9%       23.83%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      555,026    $ 17.196019   $  9,544,232      1.4%       23.22%      0.00%
  Oncore & Firstar Oncore Xtra.....      509,022    $ 17.196019   $  8,753,153      1.4%       23.22%      0.00%
  Oncore & Firstar Oncore Lite.....      420,426    $ 17.196019   $  7,229,659      1.4%       23.22%      0.00%
                                     ------------                 ------------
                                       1,981,986                  $ 34,136,765
                                     ------------                 ------------
2003
  Top Tradition....................       19,826    $ 13.982845   $    277,225      1.1%       39.83%      0.00%        5/1/03
  Top Plus.........................        4,071    $ 14.001322   $     57,003      0.9%       40.01%      0.00%        5/1/03
  Top Explorer.....................        7,363    $ 13.964419   $    102,823      1.3%       39.64%      0.00%        5/1/03
  Oncore Flex......................       13,595    $ 13.946057   $    189,598      1.5%       39.46%      0.00%        5/1/03
  Oncore & Firstar Oncore Value....      136,253    $ 14.001322   $  1,907,715      0.9%       40.01%      0.00%        5/1/03
  Oncore & Firstar Oncore
     Premier.......................      132,077    $ 13.955225   $  1,843,151      1.4%       39.55%      0.00%        5/1/03
  Oncore & Firstar Oncore Xtra.....      191,582    $ 13.955225   $  2,673,571      1.4%       39.55%      0.00%        5/1/03
  Oncore & Firstar Oncore Lite.....      142,177    $ 13.955225   $  1,984,117      1.4%       39.55%      0.00%        5/1/03
                                     ------------                 ------------
                                         646,944                  $  9,035,203
                                     ------------                 ------------
MICRO-CAP SUBACCOUNT
2004
  Top Tradition....................       63,769    $ 16.565345   $  1,056,349      1.1%       12.60%      0.00%
  Top Plus.........................        8,973    $ 16.620168   $    149,125      0.9%       12.83%      0.00%
  Top Explorer.....................       32,698    $ 16.510766   $    539,869      1.3%       12.38%      0.00%
  Oncore & Firstar Oncore Flex.....       15,824    $ 16.456460   $    260,399      1.5%       12.16%      0.00%
  Oncore & Firstar Oncore Value....      148,433    $ 16.620168   $  2,466,982      0.9%       12.83%      0.00%
  Oncore & Firstar Oncore
     Premier.......................      210,692    $ 16.483556   $  3,472,981      1.4%       12.27%      0.00%
  Oncore & Firstar Oncore Xtra.....      378,186    $ 16.483556   $  6,233,851      1.4%       12.27%      0.00%
  Oncore & Firstar Oncore Lite.....      243,632    $ 16.483556   $  4,015,917      1.4%       12.27%      0.00%
                                     ------------                 ------------
                                       1,102,207                  $ 18,195,473
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
ROYCE CAPITAL FUND: (CONTINUED)
MICRO-CAP SUBACCOUNT (CONTINUED)
2003
  Top Tradition....................       15,361    $ 14.711160   $    225,980      1.1%       47.11%      0.00%        5/1/03
  Top Plus.........................        4,460    $ 14.730584   $     65,704      0.9%       47.31%      0.00%        5/1/03
  Top Explorer.....................        5,226    $ 14.691774   $     76,777      1.3%       46.92%      0.00%        5/1/03
  Oncore Flex......................       10,269    $ 14.672453   $    150,669      1.5%       46.72%      0.00%        5/1/03
  Oncore & Firstar Oncore Value....       47,410    $ 14.730584   $    698,382      0.9%       47.31%      0.00%        5/1/03
  Oncore & Firstar Oncore
     Premier.......................       51,178    $ 14.682104   $    751,396      1.4%       46.82%      0.00%        5/1/03
  Oncore & Firstar Oncore Xtra.....      106,280    $ 14.682104   $  1,560,410      1.4%       46.82%      0.00%        5/1/03
  Oncore & Firstar Oncore Lite.....       54,230    $ 14.682104   $    796,216      1.4%       46.82%      0.00%        5/1/03
                                     ------------                 ------------
                                         294,414                  $  4,325,534
                                     ------------                 ------------
VAN KAMPEN UNIVERSAL INSTITUTIONAL
  FUNDS -- CLASS II:
CORE PLUS FIXED INCOME SUBACCOUNT
2004
  Top Tradition....................            5    $ 11.869727   $         55      1.1%        2.94%      0.00%
  Top Explorer.....................        1,705    $ 11.830601   $     20,167      1.3%        2.73%      4.52%
  Oncore & Firstar Oncore Value....       12,926    $ 11.909070   $    153,932      0.9%        3.14%      3.51%
  Oncore & Firstar Oncore
     Premier.......................       58,711    $ 11.811075   $    693,451      1.4%        2.63%      3.39%
  Oncore & Firstar Oncore Xtra.....       71,567    $ 11.811075   $    845,284      1.4%        2.63%      3.39%
  Oncore Lite......................       18,241    $ 11.811075   $    215,445      1.4%        2.63%      3.39%
                                     ------------                 ------------
                                         163,155                  $  1,928,334
                                     ------------                 ------------
2003
  Top Tradition....................          291    $ 11.531016   $      3,353      1.1%       15.31%      0.00%        5/2/03
  Oncore & Firstar Oncore Value....       11,734    $ 11.546281   $    135,480      0.9%       15.46%      0.00%        5/2/03
  Oncore & Firstar Oncore
     Premier.......................       14,011    $ 11.508186   $    161,236      1.4%       15.08%      0.02%        5/2/03
  Oncore & Firstar Oncore Xtra.....       64,107    $ 11.508186   $    737,776      1.4%       15.08%      0.02%        5/2/03
  Oncore Lite......................        5,926    $ 11.508186   $     68,192      1.4%       15.08%      0.02%        5/2/03
                                     ------------                 ------------
                                          96,069                  $  1,106,037
                                     ------------                 ------------
US REAL ESTATE SUBACCOUNT
2004
  Top Tradition....................        1,413    $ 17.230535   $     24,344      1.1%       34.59%      1.66%
  Top Plus.........................        5,695    $ 17.287564   $     98,454      0.9%       34.85%      1.29%
  Top Explorer.....................        2,645    $ 17.173754   $     45,422      1.3%       34.32%      0.40%
  Oncore & Firstar Oncore Value....      115,803    $ 17.287564   $  2,001,959      0.9%       34.85%      1.42%
  Oncore & Firstar Oncore
     Premier.......................      220,338    $ 17.145445   $  3,777,806      1.4%       34.19%      1.39%
  Oncore & Firstar Oncore Xtra.....      249,859    $ 17.145445   $  4,283,935      1.4%       34.19%      1.39%
  Oncore & Firstar Oncore Lite.....      247,102    $ 17.145445   $  4,236,673      1.4%       34.19%      1.39%
                                     ------------                 ------------
                                         842,855                  $ 14,468,593
                                     ------------                 ------------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                                                                                        INVESTMENT
                                     ACCUMULATION    VALUE PER        FAIR                    TOTAL       INCOME     INCEPTION
                                       UNITS***        UNIT          VALUE       EXPENSES*   RETURN**   RATIO****       DATE
                                     ------------   -----------   ------------   ---------   --------   ----------   ----------
VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS II: (CONTINUED)
US REAL ESTATE SUBACCOUNT (CONTINUED)
2003
  Top Tradition....................        1,033    $ 12.802466   $     13,229      1.1%       28.02%      0.00%        5/1/03
  Top Plus.........................        3,423    $ 12.819379   $     43,885      0.9%       28.19%      0.00%        5/1/03
  Top Explorer.....................            9    $ 12.785578   $        115      1.3%       27.86%      0.00%        5/1/03
  Oncore & Firstar Oncore Value....       14,316    $ 12.819379   $    183,525      0.9%       28.19%      0.00%        5/1/03
  Oncore & Firstar Oncore
     Premier.......................       34,371    $ 12.777148   $    439,141      1.4%       27.77%      0.00%        5/1/03
  Oncore & Firstar Oncore Xtra.....       41,013    $ 12.777148   $    524,033      1.4%       27.77%      0.00%        5/1/03
  Oncore & Firstar Oncore Lite.....       54,294    $ 12.777148   $    693,725      1.4%       27.77%      0.00%        5/1/03
                                     ------------                 ------------
                                         148,459                  $  1,897,653
                                     ------------                 ------------

   ------------------

      * This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

     ** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated or from the inception date through the end of the period.

    *** Accumulation units are rounded to the nearest whole number.

   **** The Investment Income Ratio represents the dividends for the periods indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets (by product). This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions to contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratios for funds that were eligible for investment during only a portion of the year are annualized.

(3) RISK & ADMINISTRATIVE EXPENSE AND CONTRACT CHARGES

   Although variable annuity payments differ according to the investment performance of the underlying mutual funds within the Account, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts' assets for assuming those risks, based on the contract value for mortality and expense risk, on an annual basis.

   The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

   At the end of each valuation period, ONLIC charges on an annual basis for administrative expenses. Examples of these expenses would include accounting, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc. The expense risk assumed by ONLIC is the risk that the deductions for sales and administrative expenses provided for in the variable annuity contracts may prove insufficient to cover the cost at the terms stated in the contracts.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

   The tables on the following pages illustrate product and contract level charges by product:

   The following basic charges are assessed through reduction of daily unit values:

                                                                                   BACK LOAD &         TOP
                                                    COMBINATION        VIA            TOP I         TRADITION
   MORTALITY AND EXPENSE RISK FEES
     (May increase annually to not more than
     1.55%).......................................     0.75%          1.05%       0.85% to 1.05%      0.85%
   ADMINISTRATIVE EXPENSES........................     0.25%          0.25%           0.25%           0.25%
   Total expenses.................................     1.00%          1.30%        1.1% to 1.3%       1.10%
   The following charges are assessed through the redemption of units:
   ANNUAL CONTRACT FEE............................      $30            $30             $30             $30
   Each year on the contract anniversary (or at
   the time of surrender of the contract)
   TRANSFER FEE -- per transfer...................   $3 to $15      $3 to $15       $3 to $15       $3 to $15
   (currently no charge for the first 4 transfers
   each contract year)
   SALES CHARGE MADE FROM PURCHASE PAYMENTS.......  No deduction   No deduction    No deduction    No deduction
   SURRENDER CHARGES
   A withdrawal charge may be assessed by ONLIC                       5% of                          7.75% of
   when a contract is surrendered or a partial                     payments in    5% of payments   payments in
   withdrawal of a participant's account value is                    the last      in the last       the last
   made for any other reason than to make a plan                   eight years    eight years on   eight years
   payment to a participant. Percentages vary with                  on amount         amount        on amount
   the number of years from purchase..............   No charge     surrendered     surrendered     surrendered
   STATE PREMIUM TAXES
   In those jurisdictions permitting, such taxes
   will be deducted when annuity payments begin.
   Otherwise, they will be deducted from purchase
   payments.......................................  0.5% to 3.5%   0.5% to 3.5%    0.5% to 3.5%    0.5% to 3.5%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

   The following basic charges are assessed through reduction of daily unit values:

                                                                               INVESTAR VISION
                                                                                    & TOP
                                                                 TOP PLUS          SPECTRUM        TOP EXPLORER
   MORTALITY AND EXPENSE RISK FEES
   (May increase annually to not more than 1.55%)............     0.65%             1.15%             1.05%
   ADMINISTRATIVE EXPENSES...................................     0.25%             0.25%             0.25%
   Total expenses............................................     0.90%             1.40%             1.30%
   The following charges are assessed through the redemption of units:
   ANNUAL CONTRACT FEE
   Each year on the contract anniversary (or at the time of
   surrender of the contract)................................       NA               $35               $35
   TRANSFER FEE -- per transfer
   (currently no charge for the first 4 transfers each
   contract year)............................................   $3 to $15         $3 to $15         $3 to $15
   SALES CHARGE MADE FROM PURCHASE PAYMENTS..................  No deduction      No deduction      No deduction
   SURRENDER CHARGES
   A withdrawal charge may be assessed by ONLIC when a
   contract is surrendered or a partial withdrawal of a         6% in the                           7% in the
   participant's account value is made for any other reason     first year     7% in the first      first year
   than to make a plan payment to a participant. Percentages   to 0% in the   year to 0% in the    to 0% in the
   vary with the number of years from purchase...............  seventh year      eighth year       eighth year
   STATE PREMIUM TAXES
   In those jurisdictions permitting, such taxes will be
   deducted when annuity payments begin. Otherwise, they will
   be deducted from purchase payments........................  0.5% to 3.5%      0.5% to 3.5%      0.5% to 3.5%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

   The following basic charges are assessed through reduction of daily unit values:

                                        ONCORE &          ONCORE &            ONCORE &            ONCORE &           ONCORE &
                                     FIRSTAR ONCORE    FIRSTAR ONCORE      FIRSTAR ONCORE      FIRSTAR ONCORE     FIRSTAR ONCORE
                                          FLEX              VALUE              PREMIER              XTRA               LITE
   MORTALITY AND EXPENSE RISK
     FEES..........................      1.25%              0.65%               1.15%              1.15%              1.15%
   ADMINISTRATIVE EXPENSES.........      0.25%              0.25%               0.25%              0.25%              0.25%
   Total expenses..................      1.50%              0.90%               1.40%              1.40%              1.40%
   The following charges are assessed through the redemption of units:
   ANNUAL CONTRACT FEE.............       $30                $30                 $30                $30                $30
   Each year on the contract
   anniversary (or at the time of
   surrender of the contract). No
   charge if contract value exceeds
   $50,000.
   TRANSFER FEE -- per transfer....       $10                $10                 $10                $10                $10
   (currently no charge for the
   first 12 transfers each contract
   year)
   SALES CHARGE MADE FROM PURCHASE
   PAYMENTS........................  No deduction       No deduction        No deduction        No deduction       No deduction
   SURRENDER CHARGES
   A withdrawal charge may be
   assessed by ONLIC when a
   contract is surrendered or a
   partial withdrawal of a
   participant's account value is
   made for any other reason than
   to make a plan payment to a
   participant. Percentages vary                       6% in the first     6% in the first    9% in the first    7% in the first
   with the number of years from                      year to 0% in the   year to 0% in the    year to 0% in      year to 0% in
   purchase........................    No charge        seventh year        seventh year       the ninth year    the fourth year
   STATE PREMIUM TAXES
   In those jurisdictions
   permitting, such taxes will be
   deducted when annuity payments
   begin. Otherwise, they will be
   deducted from purchase
   payments........................  0.5% to 3.5%       0.5% to 3.5%        0.5% to 3.5%        0.5% to 3.5%       0.5% to 3.5%
   OPTIONAL DEATH BENEFITS
   These annual charges are the
   following percentages of the
   optional death benefit amounts:
   Optional Annual Stepped-up Death
   Benefit.........................      0.05%              0.05%               0.05%              0.10%              0.05%
   Optional Guaranteed Minimum
   Death Benefit ("GMDB")..........      0.25%              0.25%               0.25%                NA               0.25%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

                                        ONCORE &          ONCORE &            ONCORE &            ONCORE &           ONCORE &
                                     FIRSTAR ONCORE    FIRSTAR ONCORE      FIRSTAR ONCORE      FIRSTAR ONCORE     FIRSTAR ONCORE
                                          FLEX              VALUE              PREMIER              XTRA               LITE
   OPTIONAL ENHANCED DEATH BENEFIT
   ("GEB")
   These annual charges are the
   following percentages of average
   variable account value:
   GEB at issue ages through 70....      0.15%              0.15%               0.15%              0.15%              0.15%
   GEB at issue ages 71 through
     75............................      0.30%              0.30%               0.30%              0.30%              0.30%
   GEB "Plus" at issue ages through
     70............................      0.30%              0.30%               0.30%              0.30%              0.30%
   GEB "Plus" at issue ages 71
     through 75....................      0.60%              0.60%               0.60%              0.60%              0.60%
   OPTIONAL GUARANTEED MINIMUM
   INCOME BENEFIT ("GMIB")
   This annual charge is the
   following percentage of
   guaranteed income base..........      0.45%              0.45%               0.45%              0.45%              0.45%
   OPTIONAL GUARANTEED PRINCIPAL
   PROTECTION ("GPP")
   These annual charges are the
   following percentage of contract
   values as of the beginning of
   the 10-Year term................      0.20%              0.20%               0.20%              0.20%              0.25%

(4) FEDERAL INCOME TAXES

   Operations of the Account form a part of, and are taxed with, operations of ONLIC which is taxed as a life insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account on redemption of the Fund shares. Accordingly, ONLIC does not provide income taxes within the Account.

(5) FUND MERGERS & REPLACEMENTS

   Effective October 26, 2001, the Subaccounts of the Brinson Series Trust Growth & Income, Small Cap and Strategic Income portfolios were terminated and replaced with the Subaccounts of the Alliance Capital Growth & Income, Quasar and Global Bond portfolios, respectively.

   Effective December 17, 2001, the Subaccounts of the Ohio National Fund, Inc. Relative Value and Firstar Growth & Income portfolios were terminated and replaced with the Subaccount of the First American Insurance Portfolios, Inc. Equity Income portfolio.

   Effective April 29, 2003, the Subaccount of the Ohio National Fund, Inc. Equity Income portfolio was merged into the Subaccount of the Ohio National Fund, Inc. Blue Chip portfolio.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2004

   Effective April 29, 2003, Subaccounts of the Dow Target Variable Fund entered into two Plans of Merger and Reorganization pursuant to which all of the assets and liabilities of the Dow Target 10 and Dow Target 5 second and third monthly portfolios of each calendar quarter were transferred to the first monthly Portfolio of each calendar quarter in exchange for shares of the first month's Portfolio. The Portfolios listed below transferred all of its assets and liabilities to the corresponding Portfolio identified opposite its name in exchange for shares of such Portfolio. The remaining Portfolios were subsequently identified as quarterly portfolios.

            ACQUIRED PORTFOLIOS                         ACQUIRING PORTFOLIOS
            -------------------                         --------------------
   Dow Target 10 -- February Portfolio           Dow Target 10 -- January Portfolio
   Dow Target 10 -- March Portfolio

   Dow Target 10 -- May Portfolio                Dow Target 10 -- April Portfolio
   Dow Target 10 -- June Portfolio

   Dow Target 10 -- August Portfolio             Dow Target 10 -- July Portfolio
   Dow Target 10 -- September Portfolio

   Dow Target 10 -- November Portfolio           Dow Target 10 -- October Portfolio
   Dow Target 10 -- December Portfolio

   Dow Target 5 -- February Portfolio            Dow Target 5 -- January Portfolio
   Dow Target 5 -- March Portfolio

   Dow Target 5 -- May Portfolio                 Dow Target 5 -- April Portfolio
   Dow Target 5 -- June Portfolio

   Dow Target 5 -- August Portfolio              Dow Target 5 -- July Portfolio
   Dow Target 5 -- September Portfolio

   Dow Target 5 -- November Portfolio            Dow Target 5 -- October Portfolio
   Dow Target 5 -- December Portfolio

   Effective May 2, 2003, the Subaccount of the Ohio National Fund, Inc. Social Awareness portfolio was terminated and replaced with the Subaccount of the Calvert Variable Series Social Equity portfolio.

   Effective August 27, 2004, the Subaccounts of the First American Insurance Corporate Bond and Equity Income portfolios were terminated. The remaining value on the day of termination was moved to the Subaccount of the Ohio National Fund, Inc. Money Market portfolio.

OHIO NATIONAL VARIABLE ACCOUNT A

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of The Ohio National Life Insurance Company and Contract Owners of Ohio National Variable Account A:

We have audited the accompanying statements of assets and contract owners' equity of Ohio National Variable Account A (comprised of the sub-accounts listed in note 2) (collectively, "the Account") as of December 31, 2004, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2004, and the results of its operations, changes in contract owners' equity, and the financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
February 22, 2005

                        OHIO NATIONAL VARIABLE ACCOUNT A


                                    FORM N-4





                                     PART C


                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


The following financial statements of the Registrant are included by reference in Part B of this Registration Statement:



      Report of Independent Registered Public Accounting Firm KPMG LLP dated February 22, 2005

      Statements of Assets and Contract Owners' Equity, December 31, 2004

      Statements of Operations for the Periods Ended December 31, 2004

      Statements of Changes in Contract Owners' Equity for the Periods Ended December 31, 2004 and 2003

      Notes to Financial Statements, December 31, 2004



The following consolidated financial statements of the Depositor and its subsidiaries are also included by reference in Part B of this Registration
Statement:



      Report of Independent Registered Public Accounting Firm KPMG LLP dated March 28, 2005

      Consolidated Balance Sheets, December 31, 2004 and 2003

      Consolidated Statements of Income for the Years Ended December 31, 2004, 2003 and 2002

      Consolidated Statements of Changes in Stockholder's Equity for the Years Ended December 31, 2004, 2003 and 2002

      Consolidated Statements of Cash Flows for the Years Ended December 31, 2004, 2003 and 2002

      Notes to Consolidated Financial Statements, December 31, 2004, 2003 and
      2002


Consent of the following:


KPMG LLP

Exhibits:

All relevant exhibits, which have previously been filed with the Commission and are incorporated herein by reference, are as follows:

      (1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the Registrant's registration statement on Form S-6 on August 3, 1982 (File no. 2-78652).

      (3)(a) Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit
             (3)(a) of the Registrant's Form N-4 on December 30, 1997 (File no. 333-43515).

      (3)(b) Registered Representative's Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of the Registrant's Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91213).

      (3)(c) Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of the Registrant's registration statement on Form S-6 on May 18, 1984 (File no. 2-91213).

      (3)(d) Selling Agreement and commission schedule between Ohio National Equities, Inc. and other broker-dealers for the distribution of "ONcore" Variable Annuities was filed as Exhibit (3)(d) of the Registrant's Form N-4, Pre-effective Amendment No. 2 on April 16, 1998.

      (3)(e) Fund Participation Agreement between the Depositor and Janus Aspen Series was filed as Exhibit (3)(e) of the Registrant's Form N-4, Pre-effective Amendment no. 1 on April 10, 1998
             (File no. 333-43515).

      (3)(f) Participation Agreement between the Depositor and Strong Variable Insurance Funds, Inc. was filed as Exhibit (3)(f) of the Registrant's Form N-4, Pre-effective Amendment no. 1 on
             April 10, 1998 (File no. 333-43515).

      (4) Variable Deferred Annuity Contract, Form 98-VA-2, was filed as Exhibit (4) of the Registrant's Form N-4 on December 30, 1997 (File no. 333-43515).

      (5)(a) Tax-Qualified Variable Annuity Application, Form V-4890-A, was filed as Exhibit (5)(a) of the Registrant's registration statement on Form N-4, Post-effective Amendment no. 18 on April 25, 1996 (File No. 2-91213).

      (6)(a) Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).

      (6)(b) Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).

      (8) Powers of Attorney by certain Directors of the Depositor were filed as Exhibit (8) of the Registrant's Form N-4, Post-effective Amendment no. 22 on March 2, 1998 (File no. 2-91213) and
             Exhibit (8)(a) of the Registrant's Form N-4, Post-effective Amendment no. 2 on March 2, 1999 (File no. 333-43511).

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal                 Positions and Offices
Business Address                   with Depositor
----------------                   --------------

Trudy K. Backus*                   Vice President, Individual Insurance Services

Thomas A. Barefield*               Senior Vice President, Institutional Sales

Lee E. Bartels*                    Vice President, Underwriting

Howard C. Becker*                  Senior Vice President, Individual Insurance
                                   & Corporate Services
Richard J. Bodner*                 Vice President, Corporate Services

Robert A. Bowen*                   Senior Vice President, Information Systems

Jack E. Brown                      Director
50 E. Rivercenter Blvd.
Covington, Kentucky 41011

William R. Burleigh                Director
One West Fourth Street
Suite 1100
Cincinnati, Ohio 45202

Victoria B. Buyniski Gluckman      Director
2343 Auburn Avenue
Cincinnati, Ohio 45219

Christopher A. Carlson*            Senior Vice President, Chief Investment Officer

George E. Castrucci                Director
8355 Old Stable Road
Cincinnati, Ohio 45243

Raymond R. Clark                   Director
201 East Fourth Street
Cincinnati, Ohio 45202

Robert Conway*                     Vice President, PGA Marketing, Eastern Division

David W. Cook*                     Senior Vice President and Actuary

Ronald J. Dolan*                   Director and Executive Vice President and
                                   Chief Financial Officer

Anthony G. Esposito*               Vice President, Human Resources & Corporate Services


Dianne S. Hagenbuch*               Senior Vice President, Corporate Relations & Communications

Michael F. Haverkamp*              Senior Vice President and General Counsel

John W. Hayden                     Director
7000 Midland Boulevard
Batavia, Ohio 45103



Name and Principal                Positions and Offices
Business Address                  with Depositor
----------------                  --------------


Therese S. McDonough*             Second Vice President, Counsel and Corporate Secretary

William J. McFadden*              Vice President, PGA Marketing, Western Division

James I. Miller, II*              Vice President and Actuary

Carolyn M. Nightingale*           Vice President, Marketing Support

Edward P. Nolan*                  Vice President, Stable Asset Management


David B. O'Maley*                 Director, Chairman, President and Chief
                                  Executive Officer

James F. Orr                      Director
201 East Fourth Street
Cincinnati, Ohio 45202

John J. Palmer*                   Director and Vice Chairman

George B. Pearson, Jr.*           Senior Vice President, PGA Marketing

William C. Price*                 Vice President and Assistant General Counsel

James D. Purvis*                  Vice President, Financial Reporting

Arthur J. Roberts*                Vice President, Controller and Treasurer

D. Gates Smith*                   Director and Executive Vice President, Agency
                                  and Group Distribution

James C. Smith*                   Senior Vice President, Internal Audit & Compliance

Michael D. Stohler*               Director and Vice President, Mortgages and
                                  Real Estate
Edith F. Thompson*                Vice President, Individual Annuity Operations

Barbara A. Turner*                Vice President, Broker Dealer Operations

Paul J. Twilling*                 Vice President, Information Systems

Dr. David S. Williams*            Vice President and Medical Director

*The principal business address for these individuals is One Financial Way, Montgomery, Ohio 45242.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of the Depositor. The Depositor is a wholly-owned subsidiary of Ohio National Financial Services, Inc., an Ohio intermediate holding company which is owned by Ohio National Mutual Holdings, Inc., an Ohio mutual holding company owned by the life insurance and annuity policyholders of the Depositor.

Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)                                     Jurisdiction                % Owned
The Ohio National Life Insurance Company                     Ohio                     100%

OnFlight, Inc.                                               Ohio                     100%
(aviation)

ON Global Holdings, Inc.                                     Delaware                 100%
(holding company, foreign insurance)

Fiduciary Capital Management, Inc.                           Connecticut               51%
(investment adviser)

SMON Holdings, Inc.                                          Delaware                  50%
(insurance holding company)

Suffolk Capital Management LLC                               Delaware                  81%
(investment adviser)

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Ohio National Life Assurance Corporation                     Ohio                     100%

Ohio National Equities, Inc.                                 Ohio                     100%
(securities broker dealer)

Ohio National Investments, Inc.                              Ohio                     100%
(investment adviser)

The O.N. Equity Sales Company                                Ohio                     100%
(securities broker dealer)

Enterprise Park, Inc.                                        Georgia                  100%
(real estate holding company)

Ohio National Fund, Inc.                                     Maryland      (more than) 90%
(registered investment company


Dow Target Variable Fund LLC                                 Ohio                     100%
(registered investment company)


The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

O.N. Investment Management Company                           Ohio                     100%
(investment adviser)

Ohio National Insurance Agency, Inc.                         Indiana                  100%

Ohio National Insurance Agency of Alabama, Inc.              Alabama                  100%

Ohio National Insurance Agency of Massachusetts, Inc.        Massachusetts            100%

Ohio National Insurance Agency of North Carolina, Inc.       North Carolina           100%

Ohio National Insurance Agency, Inc.                         Ohio                     100%


ON Global Holdings, Inc. owns 100% of the voting securities of Ohio National Sudamerica S.A., an insurance holding company organized under the laws of Chile.

Ohio National Sudamerica S.A. owns 100% of the voting securities of Ohio National Seguros de Vida S.A., a life insurance company organized under the laws of Chile.

SMON Holdings, Inc. owns 100% of the voting securities of National Security Life and Annuity Company, a life insurance company organized under the laws of New York.


ITEM 27.  NUMBER OF CONTRACTOWNERS

As of January 18, 2005, the Registrant's contracts were owned by 62,200 owners.

ITEM 28.  INDEMNIFICATION

The sixth article of the Depositor's Articles of Incorporation, as amended, provides as follows:

      Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

      Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.

In addition, Article XII of the Depositor's Code of Regulations states as follows:

      If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation's request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

ITEM 29.  PRINCIPAL UNDERWRITERS

The principal underwriter of the Registrant's securities is presently Ohio National Equities, Inc. ("ONEQ"). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts B and D, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor's subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust.

The directors and officers of ONEQ are:

      Name                                 Position with ONEQ
      ----                                 -----------------------
      David B. O'Maley                     Chairman and Director
      John J. Palmer                       President and Director
      Thomas A. Barefield                  Senior Vice President
      James I. Miller                      Vice President and Director
      Trudy K. Backus                      Vice President and Director
      Marc L. Collins                      Secretary and Director
      Barbara A. Turner                    Operations Vice President, Treasurer & Compliance Officer


The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant:

Net Underwriting               Compensation
Discounts and on Redemption    Brokerage
Commissions                    or Annuitization               Commissions            Compensation
-----------                    ----------------               -----------            ------------
$57,887,088                       None                          None                   None

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1)      Journals and other records of original entry:

         The Ohio National Life Insurance Company ("Depositor")
         One Financial Way
         Montgomery, Ohio  45242

        U.S. Bank, N.A. ("Custodian")
        425 Walnut Street
        Cincinnati, Ohio 45202

(2)     General and auxiliary ledgers:

        Depositor and Custodian

(3)     Securities records for portfolio securities:

        Custodian

(4)     Corporate charter, by-laws and minute books:

        Registrant has no such documents.

(5)     Records of brokerage orders:

        Not applicable.

(6)     Records of other portfolio transactions:

        Custodian

(7)     Records of options:

        Not applicable

(8)     Records of trial balances:

        Custodian

(9)     Quarterly records of allocation of brokerage orders and commissions:

        Not applicable

(10)    Records identifying persons or group authorizing portfolio transactions:

        Depositor

(11)    Files of advisory materials:

        Not applicable

(12)    Other records

        Custodian and Depositor

ITEM 31.  MANAGEMENT SERVICES

Not applicable.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

(a) Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, the Registrant by its Depositor, The Ohio National Life Insurance Company, hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Ohio National Life Insurance Company.

(b) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure audited financial statements in this registration statement are never more than 16 months old for so long as payments under variable annuity contracts may be accepted.

(c) The Registration hereby undertakes to include either (1) as part of any application to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(d) The Registration hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made under Form N-4 promptly upon written or oral request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account A certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) and has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on this 27th day of April, 2005.


                          OHIO NATIONAL VARIABLE ACCOUNT A
                                    (Registrant)

                           By THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                     (Depositor)


                           By /s/John J. Palmer
                              -----------------------------------------
                            John J. Palmer, Vice Chairman

Attest:
/s/Marc L. Collins
--------------------------------
Marc L. Collins
Second Vice President and Counsel


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 27th day of April, 2005.


                              THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                               (Depositor)


                           By /s/John J. Palmer
                              -----------------------------------------
                            John J. Palmer, Vice Chairman

Attest:

/s/Marc L. Collins
--------------------------------
Marc L. Collins
Second Vice President and Counsel

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                                  Title                         Date
---------                                  -----                         ----

 s/David B. O'Maley                        Chairman, President,          April 27, 2005
--------------------------------           Chief Executive Officer
 David B. O'Maley                          and Director


*s/Jack E. Brown                           Director                      April 27, 2005
--------------------------------
 Jack E. Brown


*s/William R. Burleigh                     Director                      April 27, 2005
--------------------------------
 William R. Burleigh


*s/Victoria B. Buyniski Gluckman           Director                      April 27, 2005
--------------------------------
 Victoria B. Buyniski Gluckman

                                           Director
--------------------------------
 George E. Castrucci


*s/Raymond R. Clark                        Director                      April 27, 2005
--------------------------------
 Raymond R. Clark


 s/Ronald J. Dolan                         Director, Principal           April 27, 2005
--------------------------------           Financial and Accounting
 Ronald J. Dolan                           Officer

                                           Director
--------------------------------
 John W. Hayden

*s/James F. Orr                            Director                      April 27, 2005
--------------------------------
 James F. Orr


s/John J. Palmer                           Director                      April 27, 2005
--------------------------------
 John J. Palmer

/s/ D. Gates Smith                Director                    April 27, 2005
-------------------------
 D. Gates Smith


*By /s/ John J. Palmer
-------------------------
 John J. Palmer, Attorney in Fact pursuant to Powers of Attorney, copies of which have previously been filed as exhibits to the Registrant's registration statement.

                         INDEX OF CONSENTS AND EXHIBITS


                                                                Page Number in
Exhibit                                                         Sequential
Number                  Description                             Numbering System
------                  -----------                             ----------------
                        KPMG LLP

            CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The Board of Directors of The Ohio National Life Insurance Company and Contract Owners of Ohio National Variable Account A:


We consent to use of our reports for Ohio National Variable Account A dated February 22, 2005, and for The Ohio National Life Insurance Company and subsidiaries dated March 28, 2005, included herein and to the reference to our firm under the heading "Independent Registered Public Accounting Firm" in the Statement of Additional Information in post-effective amendment no. 22 to File No. 333-43515. The report of KPMG LLP covering the December 31, 2004 consolidated financial statements of The Ohio National Life Insurance Company and subsidiaries refers to the adoption of AICPA Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long-Duration Contracts and for Separate Accounts, in 2004 and a change in the method of accounting for embedded reinsurance derivatives in 2003.



KPMG LLP
Columbus, Ohio
April 26, 2005